UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623
Exact name of registrant as specified in charter:	The Prudential Series Fund
Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	12/31/2025
Date of reporting period:	12/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

The Prudential Series Fund
PSF Global Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECE
M
BER 31, 2025
This annual shareholder report contains important information about the Class I shares of PSF Global Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class I	$65	0.59%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Portfolio’s strongest contribution to performance compared to its benchmark came from a few key areas. The Global Core 1% Tracking
Error sleeve sub-advised by PGIM Quantitative Solutions (PQS) delivered particularly impressive results relative to the MSCI World Index
(GD) and served as the main driver of outperformance during the reporting period. Growth-focused exposures—including the State Street
SPDR S&P 500 Growth ETF and the Vanguard S&P 500 Growth ETF—also added meaningful value, as growth-oriented companies continued
to lead the market. In addition, PSF PGIM Jennison Value Portfolio contributed to performance, benefiting from its ability to identify attractive opportunities within the value segment.
■
Strategic asset allocation tilts detracted modestly from the Portfolio’s return during the reporting period. Within manager and security selection, the Vanguard Dividend Appreciation ETF struggled in the “risk on” environment that prevailed for much of the reporting period. The PSF PGIM
Jennison Growth Portfolio lagged the MSCI USA Large Growth Index, reflecting the continued dominance of mega cap stocks within the benchmark. Allocations to S&P 500 Value ETFs detracted from performance as well. The PSF Small-Cap Stock Index Portfolio underperformed due to its higher quality bias as the market saw a rally in lower quality, non-earning small companies. Finally, the PGIM
Jennison International Opportunities Fund lagged the MSCI EAFE Growth Index, as value-oriented stocks led the international equity market during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would
have
been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	22.03%	10.04%	11.41%
MSCI World Index (GD)	21.60%	12.66%	12.74%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 1,068,341,241
Number of portfolio holdings	537
Total advisory fees paid for the year	$ 5,177,112
Portfolio turnover rate for the year	123%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	32.8%
Unaffiliated Exchange-Traded Funds - Equity	12.3%
Semiconductors & Semiconductor Equipment	6.2%
Software	4.3%
Banks	4.2%
Interactive Media & Services	3.4%
Technology Hardware, Storage & Peripherals	2.9%
Pharmaceuticals	2.3%
Capital Markets	2.0%
Financial Services	1.7%
Broadline Retail	1.7%
Oil, Gas & Consumable Fuels	1.6%
Aerospace & Defense	1.6%
Insurance	1.5%
Automobiles	1.4%
Machinery	1.2%
Metals & Mining	1.0%
Health Care Equipment & Supplies	1.0%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.0%
Biotechnology	1.0%
Health Care Providers & Services	1.0%
IT Services	1.0%
Specialty Retail	0.8%
Electronic Equipment, Instruments & Components	0.8%
Food Products	0.7%
Electrical Equipment	0.7%
Electric Utilities	0.7%
Hotels, Restaurants & Leisure	0.6%
Diversified Telecommunication Services	0.5%
Entertainment	0.5%
Industrial Conglomerates	0.5%
Others*	8.2%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective May 1, 2025, the Board of Trustees of Advanced Series Trust approved removing LSV Asset Management, Massachusetts Financial
Services Company, T. Rowe Price Associates, Inc. and William Blair Investment Management, LLC as subadvisers to the Portfolio. In connection with these changes certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio, and the Portfolio’s principal risk disclosure was revised to include Exchange-Traded Funds (ETF) Risk and Fund of
Funds Risk as principal risks of the Portfolio.
■
PGIM Investments LLC, the investment manager of the Portfolio (the “Manager”), agreed to contractually waive 0.0465% of its investment management fee through April 30, 2025. This arrangement was terminated after completion of this term. Effective May 1, 2025, the Manager agreed to contractually limit expenses to 0.705% through June 30, 2026.
For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us
at (800) 346-3778.

GLOBL_AR

The Prudential Series Fund
PSF Global Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DEC
E
MBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF Global Portfolio (the “Portfolio”) for the period of
January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class III	$92	0.83%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Portfolio’s strongest contribution to performance compared to its benchmark came from a few key areas. The Global Core 1% Tracking
Error sleeve sub-advised by PGIM Quantitative Solutions (PQS) delivered particularly impressive results relative to the MSCI World Index
(GD) and served as the main driver of outperformance during the reporting period. Growth-focused exposures—including the State Street
SPDR S&P 500 Growth ETF and the Vanguard S&P 500 Growth ETF—also added meaningful value, as growth-oriented companies continued
to lead the market. In addition, PSF PGIM Jennison Value Portfolio contributed to performance, benefiting from its ability to identify attractive opportunities within the value segment.
■
Strategic asset allocation tilts detracted modestly from the Portfolio’s return during the reporting period. Within manager and security selection, the Vanguard Dividend Appreciation ETF struggled in the “risk on” environment that prevailed for much of the reporting period. The PSF PGIM
Jennison Growth Portfolio lagged the MSCI USA Large Growth Index, reflecting the continued dominance of mega cap stocks within the benchmark. Allocations to S&P 500 Value ETFs detracted from performance as well. The PSF Small-Cap Stock Index Portfolio underperformed due to its higher quality bias as the market saw a rally in lower quality, non-earning small companies. Finally, the PGIM
Jennison International Opportunities Fund lagged the MSCI EAFE Growth Index, as value-oriented stocks led the international equity market during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if
any, the returns would
have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	21.73%	8.13%
MSCI World Index (GD)	21.60%	11.33%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 1,068,341,241
Number of portfolio holdings	537
Total advisory fees paid for the year	$ 5,177,112
Portfolio turnover rate for the year	123%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	32.8%
Unaffiliated Exchange-Traded Funds - Equity	12.3%
Semiconductors & Semiconductor Equipment	6.2%
Software	4.3%
Banks	4.2%
Interactive Media & Services	3.4%
Technology Hardware, Storage & Peripherals	2.9%
Pharmaceuticals	2.3%
Capital Markets	2.0%
Financial Services	1.7%
Broadline Retail	1.7%
Oil, Gas & Consumable Fuels	1.6%
Aerospace & Defense	1.6%
Insurance	1.5%
Automobiles	1.4%
Machinery	1.2%
Metals & Mining	1.0%
Health Care Equipment & Supplies	1.0%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.0%
Biotechnology	1.0%
Health Care Providers & Services	1.0%
IT Services	1.0%
Specialty Retail	0.8%
Electronic Equipment, Instruments & Components	0.8%
Food Products	0.7%
Electrical Equipment	0.7%
Electric Utilities	0.7%
Hotels, Restaurants & Leisure	0.6%
Diversified Telecommunication Services	0.5%
Entertainment	0.5%
Industrial Conglomerates	0.5%
Others*	8.2%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective May 1, 2025, the Board of Trustees of Advanced Series Trust approved removing LSV Asset Management, Massachusetts Financial
Services Company, T. Rowe Price Associates, Inc. and William Blair Investment Management, LLC as subadvisers to the Portfolio. In connection with these changes certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio, and the Portfolio’s principal risk disclosure was revised to include Exchange-Traded Funds (ETF) Risk and Fund of
Funds Risk as principal risks of the Portfolio.
■
PGIM Investments LLC, the investment manager of the Portfolio (the “Manager”), agreed to contractually waive 0.0465% of its investment management fee through April 30, 2025. This arrangement was terminated after completion of this term. Effective May 1, 2025, the Manager agreed to contractually limit expenses to 0.705% through June 30, 2026.
For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us
at (800) 346-3778.

PSF01_AR

The Prudential Series Fund
PSF PGIM 50/50 Balanced Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class I shares of PSF PGIM 50/50 Balanced Portfolio (the “Portfolio”)
for
the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class I	$62	0.58%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks during the reporting period. The announcement of “Liberation Day” tariffs in April 2025 triggered a sharp sell-off, but equity markets recovered and gained additional ground after the US administration softened its position on its trade and tariff policies.
■
Three Federal Reserve policy rate cuts positively impacted US stocks during the reporting period. Fixed income assets also posted gains following the interest rate cuts but were much more modest than the returns posted by risk assets.
■
An overweight allocation to equities contributed to the Portfolio’s performance relative to its Custom Blended Index during the reporting period.
The Portfolio was broadly overweight equities, with this weight increasing in the second half of the reporting period at the expense of fixed income.
■
The underweight allocation to fixed income also contributed to performance, as fixed income lagged risk assets over the reporting period.
■
Non-US stocks outperformed US equities during the reporting period. This benefitted the Portfolio’s off-benchmark position in international equities, which steadily increased during the reporting period. The Portfolio held a very modest position in S&P 500 Index futures, which provided flexibility to manage equity exposure and had a slightly positive impact on performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	12.16%	7.20%	8.19%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	12.34%	7.41%	8.54%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (50%), Bloomberg US Aggregate Bond Index (40%), and FTSE 3-Month US Treasury
Bill
Index (10%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,837,935,068
Number of portfolio holdings	1,725
Total advisory fees paid for the year	$ 14,980,771
Portfolio turnover rate for the year	54%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	12.8%
U.S. Government Agency Obligations	10.0%
Semiconductors & Semiconductor Equipment	7.4%
Software	5.4%
Banks	5.1%
Interactive Media & Services	4.2%
Collateralized Loan Obligations	4.0%
Technology Hardware, Storage & Peripherals	3.8%
Commercial Mortgage-Backed Securities	3.7%
Automobiles	3.1%
Pharmaceuticals	2.1%
Broadline Retail	2.0%
Financial Services	2.0%
Affiliated Exchange-Traded Funds - Fixed Income	1.9%
Capital Markets	1.8%
Aerospace & Defense	1.4%
Oil, Gas & Consumable Fuels	1.3%
U.S. Treasury Obligations	1.2%
Insurance	1.1%
Health Care Equipment & Supplies	1.0%
Residential Mortgage-Backed Securities	1.0%
Electric	1.0%
Hotels, Restaurants & Leisure	0.9%
Consumer Staples Distribution & Retail	0.9%
Industry Classification	% of Net Assets
Specialty Retail	0.9%
Biotechnology	0.9%
Health Care Providers & Services	0.8%
Machinery	0.8%
Pipelines	0.8%
Electric Utilities	0.8%
Telecommunications	0.7%
Entertainment	0.7%
Chemicals	0.6%
Beverages	0.6%
Sovereign Bonds	0.5%
IT Services	0.5%
Media	0.5%
Life Sciences Tools & Services	0.5%
Communications Equipment	0.5%
Others*	12.2%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us
at (800) 346-3778.

CONSV_AR

The Prudential Series Fund
PSF PGIM 50/50 Balanced Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF PGIM 50/50 Balanced Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request
this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class III	$88	0.83%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks during the reporting period. The announcement of “Liberation Day” tariffs in April 2025 triggered a sharp sell-off, but equity markets recovered and gained additional ground after the US administration softened its position on its trade and tariff policies.
■
Three Federal Reserve policy rate cuts positively impacted US stocks during the reporting period. Fixed income assets also posted gains following the interest rate cuts but were much more modest than the returns posted by risk assets.
■
An overweight allocation to equities contributed to the Portfolio’s performance relative to its Custom Blended Index during the reporting period.
The Portfolio was broadly overweight equities, with this weight increasing in the second half of the reporting period at the expense of fixed income.
■
The underweight allocation to fixed income also contributed to performance, as fixed income lagged risk assets over the reporting period.
■
Non-US stocks outperformed US equities during the reporting period. This benefitted the Portfolio’s off-benchmark position in international equities, which steadily increased during the reporting period. The Portfolio held a very modest position in S&P 500 Index futures, which provided flexibility to manage equity exposure and had a slightly positive impact on performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any
, the returns would
have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	11.89%	6.31%
S&P 500 Index	17.88%	12.79%
Custom Blended Index*	12.34%	6.89%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (50%), Bloomberg US Aggregate Bond Index (40%), and FTSE 3-Month US Treasury Bill
Index (10%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,837,935,068
Number of portfolio holdings	1,725
Total advisory fees paid for the year	$ 14,980,771
Portfolio turnover rate for the year	54%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	12.8%
U.S. Government Agency Obligations	10.0%
Semiconductors & Semiconductor Equipment	7.4%
Software	5.4%
Banks	5.1%
Interactive Media & Services	4.2%
Collateralized Loan Obligations	4.0%
Technology Hardware, Storage & Peripherals	3.8%
Commercial Mortgage-Backed Securities	3.7%
Automobiles	3.1%
Pharmaceuticals	2.1%
Broadline Retail	2.0%
Financial Services	2.0%
Affiliated Exchange-Traded Funds - Fixed Income	1.9%
Capital Markets	1.8%
Aerospace & Defense	1.4%
Oil, Gas & Consumable Fuels	1.3%
U.S. Treasury Obligations	1.2%
Insurance	1.1%
Health Care Equipment & Supplies	1.0%
Residential Mortgage-Backed Securities	1.0%
Electric	1.0%
Hotels, Restaurants & Leisure	0.9%
Consumer Staples Distribution & Retail	0.9%
Industry Classification	% of Net Assets
Specialty Retail	0.9%
Biotechnology	0.9%
Health Care Providers & Services	0.8%
Machinery	0.8%
Pipelines	0.8%
Electric Utilities	0.8%
Telecommunications	0.7%
Entertainment	0.7%
Chemicals	0.6%
Beverages	0.6%
Sovereign Bonds	0.5%
IT Services	0.5%
Media	0.5%
Life Sciences Tools & Services	0.5%
Communications Equipment	0.5%
Others*	12.2%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at
(800) 346-3778.

PSF04_AR

The Prudential Series Fund
PSF PGIM Ballast Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class I shares of PSF PGIM Ballast Portfolio (the “Portfolio”) for the
period of June 18, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Ballast Portfolio—Class I	$39	0.70%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global financial markets posted strong gains driven by robust artificial intelligence (AI) and technology demand, solid corporate earnings, and a series of interest rate cuts. The Bloomberg US Aggregate Bond Index continued to climb in the fourth quarter, building on upward momentum from earlier in 2025. While returns were more muted in US Treasuries, yields were supported by the three rate cuts in September, October, and December 2025, as the Federal Open Market Committee (FOMC) determined that labor market weakness warranted easing despite sticky inflation.
■
The Portfolio benefited from higher average equity exposure of 67% compared to its baseline of 60%, as the S&P 500 Index was up meaningfully during the reporting period. Call option prices were also positively impacted by increases in implied volatility. Average portfolio duration was shorter relative to the Bloomberg US Intermediate Government Bond Index over the reporting period, but interest rate exposure also added relative value.
■
A decrease in interest rates, increases in the implied dividend yield, and option time decay had a negative impact on call option prices over the reporting period. Option time decay is the reduction in the value of an option as the time to the expiration date of the option contract approaches.
■
Call options on the S&P 500 are a key component of the Portfolio, and how it generates equity exposure and aims to achieve the targeted convex payoff profile. During the reporting period, exposure to S&P 500 Index call options had a positive impact on the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: June 18, 2025 to December 31, 2025 Initial Investment of $10,000

Total Returns as of December 31, 2025
Since Inception (%)
Portfolio	10.00%
S&P 500 Index	11.00%
Custom Blended Index*	7.51%
Portfolio Inception: 06/18/2025
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (60%) and Bloomberg US Government Bond Index (40%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 5,558,088
Number of portfolio holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
U.S. Treasury Obligations	40.2%
Options Purchased	25.4%
U.S. Government Agency Obligations	18.8%
Affiliated Mutual Fund - Short-Term Investment	12.6%
Unaffiliated Exchange-Traded Funds - Equity	2.8%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us
at (800) 346-3778.

BALST_AR

The Prudential Series Fund
PSF PGIM Flexible Managed
Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class I shares of PSF PGIM Flexible Managed Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request
this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class I	$66	0.62%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks during the reporting period. The announcement of “Liberation Day” tariffs in April 2025 triggered a sharp sell-off, but equity markets recovered and gained additional ground after the US administration softened its position on its trade and tariff policies.
■
Three Federal Reserve policy rate cuts positively impacted US stocks during the reporting period. Fixed income assets also posted gains following the interest rate cuts but were much more modest than the returns posted by risk assets.
■
An overweight allocation to equities contributed to the Portfolio’s performance relative to its Custom Blended Index during the reporting period.
The Portfolio was broadly overweight equities, with this weight increasing in the second half of the reporting period at the expense of fixed income.
■
The underweight allocation to fixed income also contributed to performance as fixed income lagged risk assets over the reporting period.
■
Non-US stocks outperformed US equities during the reporting period. This benefited the Portfolio’s off-benchmark position in international equities, which steadily increased during the reporting period. The Portfolio held a very modest position in S&P 500 Index futures, which provided flexibility to manage equity exposure and had a slightly positive impact on performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	13.16%	9.06%	9.26%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	13.55%	8.68%	9.80%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (60%), Bloomberg US Aggregate Bond Index (35%), and FTSE 3-Month US Treasury Bill
Index (5%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 5,270,831,176
Number of portfolio holdings	1,679
Total advisory fees paid for the year	$ 30,222,762
Portfolio turnover rate for the year	117%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	8.9%
U.S. Government Agency Obligations	8.7%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	7.6%
Software	6.5%
Interactive Media & Services	4.9%
Banks	4.7%
Technology Hardware, Storage & Peripherals	4.7%
Collateralized Loan Obligations	4.1%
Commercial Mortgage-Backed Securities	3.2%
Automobiles	3.2%
Pharmaceuticals	2.5%
Broadline Retail	2.4%
Financial Services	2.3%
Capital Markets	2.2%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Insurance	1.4%
Consumer Staples Distribution & Retail	1.2%
Affiliated Exchange-Traded Funds - Fixed Income	1.2%
Health Care Providers & Services	1.2%
Biotechnology	1.2%
Health Care Equipment & Supplies	1.2%
Machinery	1.1%
Hotels, Restaurants & Leisure	1.0%
Specialty Retail	1.0%
Electric Utilities	1.0%
Industry Classification	% of Net Assets
Electric	0.9%
Residential Mortgage-Backed Securities	0.8%
U.S. Treasury Obligations	0.8%
Entertainment	0.8%
Pipelines	0.7%
IT Services	0.7%
Chemicals	0.7%
Electrical Equipment	0.7%
Telecommunications	0.6%
Beverages	0.6%
Ground Transportation	0.6%
Consumer Finance	0.5%
Electronic Equipment, Instruments & Components	0.5%
Life Sciences Tools & Services	0.5%
Diversified Telecommunication Services	0.5%
Oil & Gas	0.5%
Communications Equipment	0.5%
Media	0.5%
Others*	9.4%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
PGIM Investments LLC, the investment manager of the Portfolio, agreed to contractually limit expenses to 0.62% through June 30, 2025. This arrangement was terminated after completion of this term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us
at (800) 346-3778.

FLXMG_AR

The Prudential Series Fund
PSF PGIM Flexible Managed Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF PGIM Flexible Managed Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request
this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class III	$93	0.87%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks during the reporting period. The announcement of “Liberation Day” tariffs in April 2025 triggered a sharp sell-off, but equity markets recovered and gained additional ground after the US administration softened its position on its trade and tariff policies.
■
Three Federal Reserve policy rate cuts positively impacted US stocks during the reporting period. Fixed income assets also posted gains following the interest rate cuts but were much more modest than the returns posted by risk assets.
■
An overweight allocation to equities contributed to the Portfolio’s performance relative to its Custom Blended Index during the reporting period.
The Portfolio was broadly overweight equities, with this weight increasing in the second half of the reporting period at the expense of fixed income.
■
The underweight allocation to fixed income also contributed to performance as fixed income lagged risk assets over the reporting period.
■
Non-US stocks outperformed US equities during the reporting period. This benefited the Portfolio’s off-benchmark position in international equities, which steadily increased during the reporting period. The Portfolio held a very modest position in S&P 500 Index futures, which provided flexibility to manage equity exposure and had a slightly positive impact on performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	12.87%	7.59%
S&P 500 Index	17.88%	12.79%
Custom Blended Index*	13.55%	7.97%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (60%), Bloomberg US Aggregate Bond Index (35%), and FTSE 3-Month US Treasury Bill
Index (5%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 5,270,831,176
Number of portfolio holdings	1,679
Total advisory fees paid for the year	$ 30,222,762
Portfolio turnover rate for the year	117%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	8.9%
U.S. Government Agency Obligations	8.7%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	7.6%
Software	6.5%
Interactive Media & Services	4.9%
Banks	4.7%
Technology Hardware, Storage & Peripherals	4.7%
Collateralized Loan Obligations	4.1%
Commercial Mortgage-Backed Securities	3.2%
Automobiles	3.2%
Pharmaceuticals	2.5%
Broadline Retail	2.4%
Financial Services	2.3%
Capital Markets	2.2%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Insurance	1.4%
Consumer Staples Distribution & Retail	1.2%
Affiliated Exchange-Traded Funds - Fixed Income	1.2%
Health Care Providers & Services	1.2%
Biotechnology	1.2%
Health Care Equipment & Supplies	1.2%
Machinery	1.1%
Hotels, Restaurants & Leisure	1.0%
Specialty Retail	1.0%
Electric Utilities	1.0%
Industry Classification	% of Net Assets
Electric	0.9%
Residential Mortgage-Backed Securities	0.8%
U.S. Treasury Obligations	0.8%
Entertainment	0.8%
Pipelines	0.7%
IT Services	0.7%
Chemicals	0.7%
Electrical Equipment	0.7%
Telecommunications	0.6%
Beverages	0.6%
Ground Transportation	0.6%
Consumer Finance	0.5%
Electronic Equipment, Instruments & Components	0.5%
Life Sciences Tools & Services	0.5%
Diversified Telecommunication Services	0.5%
Oil & Gas	0.5%
Communications Equipment	0.5%
Media	0.5%
Others*	9.4%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
PGIM Investments LLC, the investment manager of the Portfolio, agreed to contractually limit expenses to 0.62% through June 30, 2025. This arrangement was terminated after completion of this term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including
the
Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF05_AR

The Prudential Series Fund
PSF PGIM Government Money Market
Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class I shares of PSF PGIM Government Money Market Portfolio (the
“Portfolio”) for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio—Class I	$33	0.32%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 1,440,313,777
Number of portfolio holdings	88
Total advisory fees paid for the year	$ 4,350,676
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Sector Classification	% of Net Assets
Repurchase Agreements	39.5%
U.S. Government Agency Obligations	34.2%
U.S. Treasury Obligations	28.4%
102.1%
Liabilities in excess of other assets	(2.1)%
100.0%

ADDITIONAL
INF
O
RM
ATION
You can find additional inform
at
ion at
www.prudential.com/variableinsu
ranc
eportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

MMRKT_AR

The Prudential Series Fund
PSF PGIM Government Money Market
Portfolio
Class III
A
N
NUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF PGIM Government Money Market Portfolio (the
“Portfolio”) for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio—Class III	$58	0.57%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 1,440,313,777
Number of portfolio holdings	88
Total advisory fees paid for the year	$ 4,350,676
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Sector Classification	% of Net Assets
Repurchase Agreements	39.5%
U.S. Government Agency Obligations	34.2%
U.S. Treasury Obligations	28.4%
102.1%
Liabilities in excess of other assets	(2.1)%
100.0%

ADDITIONAL INF
ORMA
TION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

MRKT3_AR

The Prudential Series Fund
PSF PGIM High Yield Bond Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class I shares of PSF PGIM High Yield Bond Portfolio (the “Portfolio”) for
the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class I	$60	0.57%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted solid total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply compared with inflows of approximately $18.2 billion into high yield bond mutual funds and exchange-traded funds. Higher-quality bonds generally outperformed lower-quality bonds, with BB-rated bonds outperforming both B-rated and CCC-rated bonds.
■
During the reporting period, security selection in the telecom, health care & pharmaceutical, and retailers & restaurants sectors contributed to returns relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index. Overweights to the cable & satellite and midstream energy sectors, as well as an underweight to the technology sector also contributed to the Portfolio’s performance, as did an overweight to the emerging markets high yield bond sector.
■
Security selection in the chemicals, consumer non-cyclical, and automotive sectors detracted from performance, as did underweights to the media & entertainment, retailers & restaurants, and automotive sectors. An underweight allocation to the U.S. high yield bond market and an overweight to the U.S. bank loan market also detracted from performance during the reporting period.
■
During the reporting period, the Portfolio used U.S. Treasury futures and total return
swaps to manage interest rate risk, which we believe is a
more efficient way of managing interest rate risk than through the purchase and sale of bonds. The impact of futures and swaps detracted from performance. The Portfolio also used credit derivatives in the form of the credit default swap index (CDX) and credit default swaps to manage the overall risk profile of the Portfolio, which had a positive impact on performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	8.90%	4.85%	6.92%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.62%	4.51%	6.46%
*The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 685,718,179
Number of portfolio holdings	799
Total advisory fees paid for the year	$ 3,684,522
Portfolio turnover rate for the year	77%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	0.7
AA	5.2
BBB	2.7
BB	39.5
B	32.9
CCC and Below	15.0
NR	3.1
Cash/Cash Equivalents	0.9
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/
variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

HYLDB_AR

The Prudential Series Fund
PSF PGIM High Yield Bond Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF PGIM High Yield Bond Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class III	$86	0.82%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted solid total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply compared with inflows of approximately $18.2 billion into high yield bond mutual funds and exchange-traded funds. Higher-quality bonds generally outperformed lower-quality bonds, with BB-rated bonds outperforming both B-rated and CCC-rated bonds.
■
During the reporting period, security selection in the telecom, health care & pharmaceutical, and retailers & restaurants sectors contributed to returns relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index. Overweights to the cable & satellite and midstream energy sectors, as well as an underweight to the technology sector also contributed to the Portfolio’s performance, as did an overweight to the emerging markets high yield bond sector.
■
Security selection in the chemicals, consumer non-cyclical, and automotive sectors detracted from performance, as did underweights to the media & entertainment, retailers & restaurants, and automotive sectors. An underweight allocation to the U.S. high yield bond market and an overweight to the U.S. bank loan market also detracted from performance during the reporting period.
■
During the reporting period, the Portfolio used U.S. Treasury futures and total return swaps to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The impact of futures and swaps detracted from performance. The Portfolio also used credit derivatives in the form of the credit default swap index (CDX) and credit default swaps to manage the overall risk profile of the Portfolio, which had a positive impact on performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	8.71%	4.11%
Bloomberg US Aggregate Bond Index*	7.30%	0.18%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.62%	4.40%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years
of returns. Since Inception returns for the Indexes are
measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 685,718,179
Number of portfolio holdings	799
Total advisory fees paid for the year	$ 3,684,522
Portfolio turnover rate for the year	77%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	0.7
AA	5.2
BBB	2.7
BB	39.5
B	32.9
CCC and Below	15.0
NR	3.1
Cash/Cash Equivalents	0.9
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information
by contacting us at (800) 346-3778.

PSF07_AR

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for
the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class I	$50	0.46%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities generally posted solid gains for the reporting period, supported by investor enthusiasm around artificial intelligence (AI), resilient corporate earnings, and three Federal Reserve rate cuts later in the period. Investor confidence remained robust, even as volatility and policy uncertainty persisted throughout the reporting period. In broad terms, large cap stocks, represented by the Russell 1000 Index, outperformed small cap stocks, represented by the Russell 2000 Index. Meanwhile, growth stocks, represented by the Russell 1000 Growth Index, outperformed value stocks, represented by the Russell 1000 Value Index.
■
Positions in information technology, communication services, industrials, consumer discretionary, and financials sectors drove the Portfolio’s solid absolute performance during the reporting period. The Portfolio outperformed its benchmark, the S&P 500 Index, for the reporting period largely due to security selection within industrials, communication services, and consumer discretionary sectors.
■
On the downside, the Portfolio’s security selection in financials and healthcare sectors, along with an underweight to the information technology sector, were the largest headwinds to performance relative to its S&P 500 benchmark.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	18.52%	12.33%	13.96%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Index	17.37%	13.59%	14.59%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 7,924,509,446
Number of portfolio holdings	92
Total advisory fees paid for the year	$ 32,112,759
Portfolio turnover rate for the year	95%

WHAT ARE SOME CHARACTERISTICS OF THE
PORTFOLIO’S
HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.3%
Interactive Media & Services	9.3%
Banks	8.9%
Software	7.6%
Technology Hardware, Storage & Peripherals	7.3%
Aerospace & Defense	4.8%
Broadline Retail	4.0%
Pharmaceuticals	3.9%
Affiliated Mutual Fund - Short-Term Investment (3.2% represents investments purchased with collateral from securities on loan)	3.9%
Oil, Gas & Consumable Fuels	3.8%
Insurance	3.5%
Biotechnology	2.8%
Specialty Retail	2.6%
Ground Transportation	2.5%
Automobiles	2.3%
Financial Services	2.2%
Electric Utilities	2.0%
Communications Equipment	2.0%
Capital Markets	1.7%
Industry Classification	% of Net Assets
IT Services	1.6%
Diversified Telecommunication Services	1.4%
Consumer Staples Distribution & Retail	1.2%
Electronic Equipment, Instruments & Components	1.1%
Entertainment	1.0%
Multi-Utilities	1.0%
Electrical Equipment	0.8%
Machinery	0.8%
Health Care Providers & Services	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Industrial REITs	0.7%
Energy Equipment & Services	0.5%
Specialized REITs	0.5%
Health Care Technology	0.5%
Others*	2.3%
103.2%
Liabilities in excess of other assets	(3.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective April 12, 2025, PGIM Investments LLC, the investment manager of the Portfolio, agreed to contractually waive 0.012% of its investment management fee through June 30, 2026.
■
At a meeting of the shareholders of PSF Natural Resources Portfolio (the “Target Portfolio”) held on March 25, 2025, shareholders of the
Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the “Reorganization”). The Reorganization was completed on April 11, 2025.

For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQUIT_AR

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class II
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for
the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class II	$94	0.86%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities generally posted solid gains for the reporting period, supported by investor enthusiasm around artificial intelligence (AI), resilient corporate earnings, and three Federal Reserve rate cuts later in the period. Investor confidence remained robust, even as volatility and policy uncertainty persisted throughout the reporting period. In broad terms, large cap stocks, represented by the Russell 1000 Index, outperformed small cap stocks, represented by the Russell 2000 Index. Meanwhile, growth stocks, represented by the Russell 1000 Growth Index, outperformed value stocks, represented by the Russell 1000 Value Index.
■
Positions in information technology, communication services, industrials, consumer discretionary, and financials sectors drove the Portfolio’s solid absolute performance during the reporting period. The Portfolio outperformed its benchmark, the S&P 500 Index, for the reporting period largely due to security selection within industrials, communication services, and consumer discretionary sectors.
■
On the downside, the Portfolio’s security selection in financials and healthcare sectors, along with an underweight to the information technology sector, were the largest headwinds to performance relative to its S&P 500 benchmark.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class II shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	18.05%	11.88%	13.50%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Index	17.37%	13.59%	14.59%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 7,924,509,446
Number of portfolio holdings	92
Total advisory fees paid for the year	$ 32,112,759
Portfolio turnover rate for the year	95%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.3%
Interactive Media & Services	9.3%
Banks	8.9%
Software	7.6%
Technology Hardware, Storage & Peripherals	7.3%
Aerospace & Defense	4.8%
Broadline Retail	4.0%
Pharmaceuticals	3.9%
Affiliated Mutual Fund - Short-Term Investment (3.2% represents investments purchased with collateral from securities on loan)	3.9%
Oil, Gas & Consumable Fuels	3.8%
Insurance	3.5%
Biotechnology	2.8%
Specialty Retail	2.6%
Ground Transportation	2.5%
Automobiles	2.3%
Financial Services	2.2%
Electric Utilities	2.0%
Communications Equipment	2.0%
Capital Markets	1.7%
Industry Classification	% of Net Assets
IT Services	1.6%
Diversified Telecommunication Services	1.4%
Consumer Staples Distribution & Retail	1.2%
Electronic Equipment, Instruments & Components	1.1%
Entertainment	1.0%
Multi-Utilities	1.0%
Electrical Equipment	0.8%
Machinery	0.8%
Health Care Providers & Services	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Industrial REITs	0.7%
Energy Equipment & Services	0.5%
Specialized REITs	0.5%
Health Care Technology	0.5%
Others*	2.3%
103.2%
Liabilities in excess of other assets	(3.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective April 12, 2025, PGIM Investments LLC, the investment manager of the Portfolio, agreed to contractually waive 0.012% of its investment management fee through June 30, 2026.
■
At a meeting of the shareholders of PSF Natural Resources Portfolio (the “Target Portfolio”) held on March 25, 2025, shareholders of the
Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the “Reorganization”). The Reorganization was completed on April 11, 2025.

For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be
available
by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQUIT_AR CL II

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class III	$77	0.71%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities generally posted solid gains for the reporting period, supported by investor enthusiasm around artificial intelligence (AI), resilient corporate earnings, and three Federal Reserve rate cuts later in the period. Investor confidence remained robust, even as volatility and policy uncertainty persisted throughout the reporting period. In broad terms, large cap stocks, represented by the Russell 1000 Index, outperformed small cap stocks, represented by the Russell 2000 Index. Meanwhile, growth stocks, represented by the Russell 1000 Growth Index, outperformed value stocks, represented by the Russell 1000 Value Index.
■
Positions in information technology, communication services, industrials, consumer discretionary, and financials sectors drove the Portfolio’s solid absolute performance during the reporting period. The Portfolio outperformed its benchmark, the S&P 500 Index, for the reporting period largely due to security selection within industrials, communication services, and consumer discretionary sectors.
■
On the downside, the Portfolio’s security selection in financials and healthcare sectors, along with an underweight to the information technology sector, were the largest headwinds to performance relative to its S&P 500 benchmark.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	18.23%	11.16%
S&P 500 Index	17.88%	12.79%
Russell 1000 Index	17.37%	11.96%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 7,924,509,446
Number of portfolio holdings	92
Total advisory fees paid for the year	$ 32,112,759
Portfolio turnover rate for the year	95%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.3%
Interactive Media & Services	9.3%
Banks	8.9%
Software	7.6%
Technology Hardware, Storage & Peripherals	7.3%
Aerospace & Defense	4.8%
Broadline Retail	4.0%
Pharmaceuticals	3.9%
Affiliated Mutual Fund - Short-Term Investment (3.2% represents investments purchased with collateral from securities on loan)	3.9%
Oil, Gas & Consumable Fuels	3.8%
Insurance	3.5%
Biotechnology	2.8%
Specialty Retail	2.6%
Ground Transportation	2.5%
Automobiles	2.3%
Financial Services	2.2%
Electric Utilities	2.0%
Communications Equipment	2.0%
Capital Markets	1.7%
Industry Classification	% of Net Assets
IT Services	1.6%
Diversified Telecommunication Services	1.4%
Consumer Staples Distribution & Retail	1.2%
Electronic Equipment, Instruments & Components	1.1%
Entertainment	1.0%
Multi-Utilities	1.0%
Electrical Equipment	0.8%
Machinery	0.8%
Health Care Providers & Services	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Industrial REITs	0.7%
Energy Equipment & Services	0.5%
Specialized REITs	0.5%
Health Care Technology	0.5%
Others*	2.3%
103.2%
Liabilities in excess of other assets	(3.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective April 12, 2025, PGIM Investments LLC, the investment manager of the Portfolio, agreed to contractually waive 0.012% of its investment management fee through June 30, 2026.
■
At a meeting of the shareholders of PSF Natural Resources Portfolio (the “Target Portfolio”) held on March 25, 2025, shareholders of the
Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the “Reorganization”). The Reorganization was completed on April 11, 2025.

For more complete information, you should review the
Portfolio’s
current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF08_AR

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class I	$65	0.61%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, supported by investor enthusiasm around artificial intelligence (AI), resilient corporate earnings, and three Federal Reserve rate cuts later in the period. Volatility picked up late in the year amid renewed questions about AI-related investment and elevated valuations, but moderating economic growth and ongoing adoption of AI technologies helped sustain investor confidence and risk appetite.
■
Positions in the information technology, communication services, and industrials sectors were the largest contributors to the Portfolio’s solid absolute performance during the reporting period. Relative to the Russell 1000 Growth Index, security selection within the industrials and consumer staples sectors added the most value. The Portfolio’s overweight allocation to the communication services sector also benefited relative Portfolio performance.
■
While the Portfolio delivered solid absolute performance in 2025, returns lagged the Russell 1000 Growth Index for the reporting period.
Relative underperformance was largely driven by stock selection in the information technology, communication services, and healthcare sectors. The Portfolio’s underweight allocation to the technology sector and overweight allocation to the consumer discretionary sector also acted as headwinds to relative returns during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.27%	10.69%	16.62%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 4,667,442,797
Number of portfolio holdings	48
Total advisory fees paid for the year	$ 25,148,316
Portfolio turnover rate for the year	34%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.4%
Software	14.1%
Interactive Media & Services	11.2%
Broadline Retail	7.9%
Technology Hardware, Storage & Peripherals	5.8%
Financial Services	5.3%
Entertainment	5.1%
Pharmaceuticals	4.7%
Aerospace & Defense	4.2%
Automobiles	4.0%
Consumer Staples Distribution & Retail	3.2%
IT Services	3.1%
Health Care Equipment & Supplies	3.0%
Electric Utilities	1.8%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	1.6%
Specialty Retail	1.6%
Capital Markets	1.3%
Biotechnology	1.2%
Electronic Equipment, Instruments & Components	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.3%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective April 12, 2025, PGIM Investments LLC, the investment manager of the Portfolio, agreed to contractually waive 0.015% of its investment management fee through June 30, 2026.
■
At a meeting of the shareholders of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) held on March 25, 2025, shareholders of the Target
Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the “Reorganization”). The Reorganization was completed on
April 11, 2025.

For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional info
rmati
on at
www.prudential.com/variableinsurance
portf
olios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JENNI_AR

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class II
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class II	$108	1.01%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, supported by investor enthusiasm around artificial intelligence (AI), resilient corporate earnings, and three Federal Reserve rate cuts later in the period. Volatility picked up late in the year amid renewed questions about AI-related investment and elevated valuations, but moderating economic growth and ongoing adoption of AI technologies helped sustain investor confidence and risk appetite.
■
Positions in the information technology, communication services, and industrials sectors were the largest contributors to the Portfolio’s solid absolute performance during the reporting period. Relative to the Russell 1000 Growth Index, security selection within the industrials and consumer staples sectors added the most value. The Portfolio’s overweight allocation to the communication services sector also benefited relative Portfolio performance.
■
While the Portfolio delivered solid absolute performance in 2025, returns lagged the Russell 1000 Growth Index for the reporting period.
Relative underperformance was largely driven by stock selection in the information technology, communication services, and healthcare sectors. The Portfolio’s underweight allocation to the technology sector and overweight allocation to the consumer discretionary sector also acted as headwinds to relative returns during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class II shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	13.81%	10.25%	16.15%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 4,667,442,797
Number of portfolio holdings	48
Total advisory fees paid for the year	$ 25,148,316
Portfolio turnover rate for the year	34%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.4%
Software	14.1%
Interactive Media & Services	11.2%
Broadline Retail	7.9%
Technology Hardware, Storage & Peripherals	5.8%
Financial Services	5.3%
Entertainment	5.1%
Pharmaceuticals	4.7%
Aerospace & Defense	4.2%
Automobiles	4.0%
Consumer Staples Distribution & Retail	3.2%
IT Services	3.1%
Health Care Equipment & Supplies	3.0%
Electric Utilities	1.8%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	1.6%
Specialty Retail	1.6%
Capital Markets	1.3%
Biotechnology	1.2%
Electronic Equipment, Instruments & Components	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.3%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since
January 1, 2025
.
■
Effective April 12, 2025, PGIM Investments LLC, the investment manager of the Portfolio, agreed to contractually waive 0.015% of its investment management fee through June 30, 2026.
■
At a meeting of the shareholders of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) held on March 25, 2025, shareholders of the Target
Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the “Reorganization”). The Reorganization was completed on
April 11, 2025.

For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranc
epor
tfolios
, including the Portfolio’s prospectus, financial
information, portfolio ho
ldin
gs, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JENNI_AR CL II

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class III	$92	0.86%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, supported by investor enthusiasm around artificial intelligence (AI), resilient corporate earnings, and three Federal Reserve rate cuts later in the period. Volatility picked up late in the year amid renewed questions about AI-related investment and elevated valuations, but moderating economic growth and ongoing adoption of AI technologies helped sustain investor confidence and risk appetite.
■
Positions in the information technology, communication services, and industrials sectors were the largest contributors to the Portfolio’s solid absolute performance during the reporting period. Relative to the Russell 1000 Growth Index, security selection within the industrials and consumer staples sectors added the most value. The Portfolio’s overweight allocation to the communication services sector also benefited relative Portfolio performance.
■
While the Portfolio delivered solid absolute performance in 2025, returns lagged the Russell 1000 Growth Index for the reporting period.
Relative underperformance was largely driven by stock selection in the information technology, communication services, and healthcare sectors. The Portfolio’s underweight allocation to the technology sector and overweight allocation to the consumer discretionary sector also acted as headwinds to relative returns during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	13.98%	10.17%
S&P 500 Index	17.88%	12.79%
Russell 1000 Growth Index	18.56%	14.64%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 4,667,442,797
Number of portfolio holdings	48
Total advisory fees paid for the year	$ 25,148,316
Portfolio turnover rate for the year	34%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.4%
Software	14.1%
Interactive Media & Services	11.2%
Broadline Retail	7.9%
Technology Hardware, Storage & Peripherals	5.8%
Financial Services	5.3%
Entertainment	5.1%
Pharmaceuticals	4.7%
Aerospace & Defense	4.2%
Automobiles	4.0%
Consumer Staples Distribution & Retail	3.2%
IT Services	3.1%
Health Care Equipment & Supplies	3.0%
Electric Utilities	1.8%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	1.6%
Specialty Retail	1.6%
Capital Markets	1.3%
Biotechnology	1.2%
Electronic Equipment, Instruments & Components	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.3%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective April 12, 2025, PGIM Investments LLC, the investment manager of the Portfolio, agreed to contractually waive 0.015% of its investment management fee through June 30, 2026.
■
At a meeting of the shareholders of PSF Mid-Cap Growth Portfolio (the “Target Portfolio”) held on March 25, 2025, shareholders of the Target
Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the “Reorganization”). The Reorganization was completed on
April 11, 2025.

For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional inform
ati
on at
www.prudential.com/variable
ins
uranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF10_AR

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for
the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class I	$47	0.43%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities generally posted strong gains for the reporting period, supported by investor enthusiasm regarding artificial intelligence
(AI) investment, resilient corporate earnings, and three Federal Reserve rate cuts late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted. For the year, the Russell 1000 Value Index posted solid gains but lagged the Russell 1000 Growth Index.
■
Security selection in the industrials, financials, information technology, and consumer sectors was the main contributor to absolute performance. The Portfolio outperformed the Russell 1000 Value Index, driven by positions in the industrials and consumer sectors.
■
On the downside, the Portfolio’s security selection in the information technology and utilities sectors detracted most from relative performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	16.88%	13.90%	11.39%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,052,594,529
Number of portfolio holdings	67
Total advisory fees paid for the year	$ 7,575,141
Portfolio turnover rate for the year	38%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Banks	12.3%
Oil, Gas & Consumable Fuels	7.8%
Aerospace & Defense	7.3%
Semiconductors & Semiconductor Equipment	6.5%
Pharmaceuticals	5.3%
Multi-Utilities	5.2%
Insurance	5.0%
Interactive Media & Services	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.9% represents investments purchased with collateral from securities on loan)	4.8%
Consumer Staples Distribution & Retail	3.6%
Capital Markets	3.6%
Machinery	3.0%
Automobiles	2.4%
Software	2.3%
Communications Equipment	2.2%
Personal Care Products	2.2%
Chemicals	2.0%
Building Products	1.9%
Industrial Conglomerates	1.7%
Entertainment	1.7%
Industry Classification	% of Net Assets
Residential REITs	1.6%
Broadline Retail	1.5%
Household Durables	1.4%
Ground Transportation	1.3%
Specialized REITs	1.3%
Biotechnology	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.0%
Health Care Providers & Services	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Electric Utilities	0.7%
Beverages	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQINC_AR

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class II
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for
the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class II	$90	0.83%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities generally posted strong gains for the reporting period, supported by investor enthusiasm regarding artificial intelligence
(AI) investment, resilient corporate earnings, and three Federal Reserve rate cuts late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted. For the year, the Russell 1000 Value Index posted solid gains but lagged the Russell 1000 Growth Index.
■
Security selection in the industrials, financials, information technology, and consumer sectors was the main contributor to absolute performance. The Portfolio outperformed the Russell 1000 Value Index, driven by positions in the industrials and consumer sectors.
■
On the downside, the Portfolio’s security selection in the information technology and utilities sectors detracted most from relative performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class II shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	16.41%	13.45%	10.94%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,052,594,529
Number of portfolio holdings	67
Total advisory fees paid for the year	$ 7,575,141
Portfolio turnover rate for the year	38%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Banks	12.3%
Oil, Gas & Consumable Fuels	7.8%
Aerospace & Defense	7.3%
Semiconductors & Semiconductor Equipment	6.5%
Pharmaceuticals	5.3%
Multi-Utilities	5.2%
Insurance	5.0%
Interactive Media & Services	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.9% represents investments purchased with collateral from securities on loan)	4.8%
Consumer Staples Distribution & Retail	3.6%
Capital Markets	3.6%
Machinery	3.0%
Automobiles	2.4%
Software	2.3%
Communications Equipment	2.2%
Personal Care Products	2.2%
Chemicals	2.0%
Building Products	1.9%
Industrial Conglomerates	1.7%
Entertainment	1.7%
Industry Classification	% of Net Assets
Residential REITs	1.6%
Broadline Retail	1.5%
Household Durables	1.4%
Ground Transportation	1.3%
Specialized REITs	1.3%
Biotechnology	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.0%
Health Care Providers & Services	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Electric Utilities	0.7%
Beverages	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQINC_AR CL II

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class III	$74	0.68%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities generally posted strong gains for the reporting period, supported by investor enthusiasm regarding artificial intelligence
(AI) investment, resilient corporate earnings, and three Federal Reserve rate cuts late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted. For the year, the Russell 1000 Value Index posted solid gains but lagged the Russell 1000 Growth Index.
■
Security selection in the industrials, financials, information technology, and consumer sectors was the main contributor to absolute performance. The Portfolio outperformed the Russell 1000 Value Index, driven by positions in the industrials and consumer sectors.
■
On the downside, the Portfolio’s security selection in the information technology and utilities sectors detracted most from relative performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	16.59%	11.30%
S&P 500 Index	17.88%	12.79%
Russell 1000 Value Index	15.91%	8.73%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,052,594,529
Number of portfolio holdings	67
Total advisory fees paid for the year	$ 7,575,141
Portfolio turnover rate for the year	38%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Banks	12.3%
Oil, Gas & Consumable Fuels	7.8%
Aerospace & Defense	7.3%
Semiconductors & Semiconductor Equipment	6.5%
Pharmaceuticals	5.3%
Multi-Utilities	5.2%
Insurance	5.0%
Interactive Media & Services	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.9% represents investments purchased with collateral from securities on loan)	4.8%
Consumer Staples Distribution & Retail	3.6%
Capital Markets	3.6%
Machinery	3.0%
Automobiles	2.4%
Software	2.3%
Communications Equipment	2.2%
Personal Care Products	2.2%
Chemicals	2.0%
Building Products	1.9%
Industrial Conglomerates	1.7%
Entertainment	1.7%
Industry Classification	% of Net Assets
Residential REITs	1.6%
Broadline Retail	1.5%
Household Durables	1.4%
Ground Transportation	1.3%
Specialized REITs	1.3%
Biotechnology	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.0%
Health Care Providers & Services	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Electric Utilities	0.7%
Beverages	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and
p
roxy voting infor
m
ation. You can
a
lso request
th
is information by contacting us at (800) 346-3778.

PSF11_AR

The Prudential Series Fund
PSF PGIM Laddered Allocation S&P 500
Buffer 12 Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF PGIM Laddered Allocation S&P 500 Buffer 12
Portfolio (the “Portfolio”) for the period of June 18, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio—Class III	$48	0.85%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Portfolio buys and holds an equal-weighted portfolio of the 12 PGIM Large-Cap Buffer 12% ETFs (January to December) (each, an
“Underlying ETF”). The Portfolio itself does not directly invest in any derivatives and does not provide any stated buffer against losses. Because each Underlying ETF invests substantially all of its assets in customized equity or index option contracts known as Flexible Exchange Options
(FLEX Options) on the SPDR S&P 500 ETF Trust (SPY), each Underlying ETF’s performance is primarily driven by the SPY, although other factors like changes in volatility or interest rates can impact the value of the FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks during the reporting period. The announcement of “Liberation Day” tariffs by the US administration in April 2025 triggered a sharp selloff in US stocks.
However, as the administration softened its position on its trade and tariff policies, US equity markets recovered and gained additional ground through the end of the reporting period. In addition, US equities benefited from the Federal Reserve’s decision to lower policy rates towards the end of the year.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: June 18, 2025 to December 31, 2025 Initial Investment of $10,000

Total Returns as of December 31, 2025
Since Inception (%)
Portfolio	9.20%
S&P 500 Price Return Index	10.32%
Portfolio Inception: 06/18/2025
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 517,586
Number of portfolio holdings	13
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	20%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	96.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
96.5%
Other assets in excess of liabilities	3.5%
100.0%

ADDITIONAL INFOR
MA
TION
You can find additional i
nf
ormation at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF15_AR

The Prudential Series Fund
PSF PGIM Laddered Allocation S&P 500
Buffer 20 Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF PGIM Laddered Allocation S&P 500 Buffer 20
Portfolio (the “Portfolio”) for the period of June 18, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio—Class III	$47	0.85%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Portfolio buys and holds an equal-weighted portfolio of the 12 PGIM Large-Cap Buffer 20% ETFs (January to December) (each, an
“Underlying ETF”). The Portfolio itself does not directly invest in any derivatives and does not provide any stated buffer against losses. Because each Underlying ETF invests substantially all of its assets in customized equity or index option contracts known as Flexible Exchange Options
(FLEX Options) on the SPDR S&P 500 ETF Trust (SPY), each Underlying ETF’s performance is primarily driven by the SPY, although other factors like changes in volatility or interest rates can impact the value of the FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks during this reporting period. The announcement of “Liberation Day” tariffs in April 2025 triggered a sharp selloff in US stocks. However, as the administration softened its position on its trade and tariff policies, US equity markets recovered and gained additional ground through the end of the reporting period. In addition, US equities benefited from the Federal Reserve’s decision to lower policy rates towards the end of the year.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: June 18, 2025 to December 31, 2025 Initial Investment of $10,000

Total Returns as of December 31, 2025
Since Inception (%)
Portfolio	6.80%
S&P 500 Price Return Index	10.32%
Portfolio Inception: 06/18/2025
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 600,406
Number of portfolio holdings	13
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	32%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	96.7%
Affiliated Mutual Fund - Short-Term Investment	1.0%
97.7%
Other assets in excess of liabilities	2.3%
100.0%

ADDITIONAL INFO
RM
ATION
You can find additional information at
www.prudential.com/
varia
bleinsurancepo
rtf
olios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF16_AR

The Prudential Series Fund
PSF PGIM Total Return Bond Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class I shares of PSF PGIM Total Return Bond Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class I	$45	0.43%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Aggregate Bond
Index during the reporting period. Overweight allocations to, and security selection in, the collateralized loan obligations and non-agency collateralized mortgage-backed securities (CMBS) sectors contributed to performance. Security selection in the high yield sector, along with security selection and an underweight allocation to the investment grade corporate bond sector, also contributed to performance. Duration
(duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) contributed to the Portfolio’s performance during the reporting period.
■
Selection in US Treasuries and emerging markets, along with an overweight allocation to the high yield sector, detracted from performance.
■
During the reporting period, the Portfolio used total return swaps, interest rate swaps, and futures to help manage duration and yield curve exposure, which in aggregate had a negative impact on performance. The Portfolio also used credit derivatives in the form of credit default swaps and the Credit Default Swap Index to manage credit risk, which contributed to performance.

HOW
HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	7.80%	0.14%	3.17%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,460,240,787
Number of portfolio holdings	1,862
Total advisory fees paid for the year	$ 9,606,239
Portfolio turnover rate for the year	96%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	27.7
AA	26.7
A	11.9
BBB	14.5
BB	5.8
B	3.4
CCC and Below	1.3
NR	6.5
Cash/Cash Equivalents	2.2
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■

At a meeting of the shareholders of PSF PGIM Government Income Portfolio (the “Target Portfolio”) held on March 25, 2025, shareholders of the Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the “Reorganization”). The Reorganization was
completed on April 25, 2025.

For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next
prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

DIVBD_AR

The Prudential Series Fund
PSF PGIM Total Return Bond Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF PGIM Total Return Bond Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class III	$71	0.68%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Aggregate Bond
Index during the reporting period. Overweight allocations to, and security selection in, the collateralized loan obligations and non-agency collateralized mortgage-backed securities (CMBS) sectors contributed to performance. Security selection in the high yield sector, along with security selection and an underweight allocation to the investment grade corporate bond sector, also contributed to performance. Duration
(duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) contributed to the Portfolio’s performance during the reporting period.
■
Selection in US Treasuries and emerging markets, along with an overweight allocation to the high yield sector, detracted from performance.
■
During the reporting period, the Portfolio used total return swaps, interest rate swaps, and futures to help manage duration and yield curve exposure, which in aggregate had a negative impact on performance. The Portfolio also used credit derivatives in the form of credit default swaps and the Credit Default Swap Index to manage credit risk, which contributed to performance.

HOW HAS THE PORTFOLIO
PERFORMED
SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	7.53%	0.48%
Bloomberg US Aggregate Bond Index	7.30%	0.18%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,460,240,787
Number of portfolio holdings	1,862
Total advisory fees paid for the year	$ 9,606,239
Portfolio turnover rate for the year	96%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	27.7
AA	26.7
A	11.9
BBB	14.5
BB	5.8
B	3.4
CCC and Below	1.3
NR	6.5
Cash/Cash Equivalents	2.2
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■

At a meeting of the shareholders of PSF PGIM Government Income Portfolio (the “Target Portfolio”) held on March 25, 2025, shareholders of the Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the “Reorganization”). The Reorganization was
completed on April 25, 2025.

For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF12_AR

The Prudential Series Fund
PSF Small-Cap Stock Index Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This
annual shareholder report contains
important information about the Class I shares of PSF Small-Cap Stock Index Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class I	$39	0.38%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In the first quarter, the Trump administration’s tariff policies caused significant disruption to the economic landscape. The uncertain outlook on the future of the economy negatively affected domestic stocks, particularly small caps.
■
US equities finished the second quarter in positive territory despite a downturn in April 2025 that was precipitated by the Trump administration’s tariff announcement. Despite inflation worries and rising tensions in the Middle East, US equities rebounded into positive territory after the
President announced a pause on the use of the new tariffs. Large-cap stocks in the US once again outperformed small-cap stocks.
■
US equities posted a strong third quarter. Investor enthusiasm around artificial intelligence, corporate earnings growth, and a September federal funds rate cut provided momentum for the positive returns and overshadowed concerns about tariffs, trade wars, and an impending government shutdown.
■
In the face of the longest government shutdown in history and rising job cuts, US equities registered gains in the fourth quarter. US equities reacted positively to the Federal Reserve lowering interest rates while indicating additional reductions could follow if inflation continues to fall.
The S&P 500 Index ended the year with a 17.88% gain while the S&P 600 rose 6.02%.
■
The Portfolio used stock index futures to equitize cash and enhance Portfolio liquidity, which had a negligible effect on performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	5.69%	6.97%	9.52%
S&P 500 Index*	17.88%	14.42%	14.82%
S&P SmallCap 600 Index	6.02%	7.31%	9.81%
*The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 1,310,339,674
Number of portfolio holdings	608
Total advisory fees paid for the year	$ 4,322,190
Portfolio turnover rate for the year	28%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (30.5% represents investments purchased with collateral from securities on loan)	31.2%
Banks	8.3%
Electronic Equipment, Instruments & Components	4.4%
Machinery	4.1%
Biotechnology	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Software	3.7%
Chemicals	3.5%
Specialty Retail	3.3%
Capital Markets	3.2%
Health Care Equipment & Supplies	3.2%
Household Durables	2.9%
Building Products	2.6%
Insurance	2.5%
Commercial Services & Supplies	2.3%
Oil, Gas & Consumable Fuels	2.3%
Hotels, Restaurants & Leisure	2.2%
Financial Services	2.2%
Health Care Providers & Services	2.1%
Energy Equipment & Services	2.1%
Pharmaceuticals	2.0%
Unaffiliated Exchange-Traded Funds - Equity	1.9%
Construction & Engineering	1.9%
Retail REITs	1.5%
Professional Services	1.4%
Automobile Components	1.4%
Communications Equipment	1.2%
Trading Companies & Distributors	1.1%
Metals & Mining	1.0%
Diversified Consumer Services	1.0%
Hotel & Resort REITs	1.0%
Industry Classification	% of Net Assets
Food Products	1.0%
Aerospace & Defense	1.0%
Mortgage Real Estate Investment Trusts (REITs)	0.9%
Interactive Media & Services	0.9%
Consumer Finance	0.8%
Health Care REITs	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Diversified Telecommunication Services	0.8%
Specialized REITs	0.7%
Diversified REITs	0.7%
Office REITs	0.7%
Industrial REITs	0.7%
Consumer Staples Distribution & Retail	0.7%
Electrical Equipment	0.6%
Gas Utilities	0.6%
Real Estate Management & Development	0.6%
Ground Transportation	0.6%
Containers & Packaging	0.6%
Electric Utilities	0.6%
Water Utilities	0.5%
Broadline Retail	0.5%
Distributors	0.5%
Passenger Airlines	0.5%
Media	0.5%
Entertainment	0.5%
Household Products	0.5%
Others*	3.7%
130.5%
Liabilities in excess of other assets	(30.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional infor
ma
tion at
www.prud
ent
ial.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

SMCAP_AR

The Prudential Series Fund
PSF Small-Cap Stock Index Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF Small-Cap Stock Index Portfolio (the “Portfolio”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class III	$65	0.63%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In the first quarter, the Trump administration’s tariff policies caused significant disruption to the economic landscape. The uncertain outlook on the future of the economy negatively affected domestic stocks, particularly small caps.
■
US equities finished the second quarter in positive territory despite a downturn in April 2025 that was precipitated by the Trump administration’s tariff announcement. Despite inflation worries and rising tensions in the Middle East, US equities rebounded into positive territory after the
President announced a pause on the use of the new tariffs. Large-cap stocks in the US once again outperformed small-cap stocks.
■
US equities posted a strong third quarter. Investor enthusiasm around artificial intelligence, corporate earnings growth, and a September federal funds rate cut provided momentum for the positive returns and overshadowed concerns about tariffs, trade wars, and an impending government shutdown.
■
In the face of the longest government shutdown in history and rising job cuts, US equities registered gains in the fourth quarter. US equities reacted positively to the Federal Reserve lowering interest rates while indicating additional reductions could follow if inflation continues to fall.
The S&P 500 Index ended the year with a 17.88% gain while the S&P 600 rose 6.02%.
■
The Portfolio used stock index futures to equitize cash and enhance Portfolio liquidity, which had a negligible effect on performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	5.42%	2.93%
S&P 500 Index*	17.88%	12.79%
S&P SmallCap 600 Index	6.02%	3.60%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
*The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 1,310,339,674
Number of portfolio holdings	608
Total advisory fees paid for the year	$ 4,322,190
Portfolio turnover rate for the year	28%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (30.5% represents investments purchased with collateral from securities on loan)	31.2%
Banks	8.3%
Electronic Equipment, Instruments & Components	4.4%
Machinery	4.1%
Biotechnology	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Software	3.7%
Chemicals	3.5%
Specialty Retail	3.3%
Capital Markets	3.2%
Health Care Equipment & Supplies	3.2%
Household Durables	2.9%
Building Products	2.6%
Insurance	2.5%
Commercial Services & Supplies	2.3%
Oil, Gas & Consumable Fuels	2.3%
Hotels, Restaurants & Leisure	2.2%
Financial Services	2.2%
Health Care Providers & Services	2.1%
Energy Equipment & Services	2.1%
Pharmaceuticals	2.0%
Unaffiliated Exchange-Traded Funds - Equity	1.9%
Construction & Engineering	1.9%
Retail REITs	1.5%
Professional Services	1.4%
Automobile Components	1.4%
Communications Equipment	1.2%
Trading Companies & Distributors	1.1%
Metals & Mining	1.0%
Diversified Consumer Services	1.0%
Hotel & Resort REITs	1.0%
Industry Classification	% of Net Assets
Food Products	1.0%
Aerospace & Defense	1.0%
Mortgage Real Estate Investment Trusts (REITs)	0.9%
Interactive Media & Services	0.9%
Consumer Finance	0.8%
Health Care REITs	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Diversified Telecommunication Services	0.8%
Specialized REITs	0.7%
Diversified REITs	0.7%
Office REITs	0.7%
Industrial REITs	0.7%
Consumer Staples Distribution & Retail	0.7%
Electrical Equipment	0.6%
Gas Utilities	0.6%
Real Estate Management & Development	0.6%
Ground Transportation	0.6%
Containers & Packaging	0.6%
Electric Utilities	0.6%
Water Utilities	0.5%
Broadline Retail	0.5%
Distributors	0.5%
Passenger Airlines	0.5%
Media	0.5%
Entertainment	0.5%
Household Products	0.5%
Others*	3.7%
130.5%
Liabilities in excess of other assets	(30.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional info
rma
tion at
www.prudential.com/variab
leins
uranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF13_AR

The Prudential Series Fund
PSF Stock Index Portfolio
Class I
ANNUAL SHAREHOLDER REPORT – DECEMBE
R
31, 2025
This annual shareholder report contains important information about the Class I shares of PSF Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class I	$27	0.25%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In the first quarter, the Trump administration’s tariff policies caused significant disruption to the economic landscape. The uncertain outlook on the future of the economy negatively affected domestic stocks, particularly small caps.
■
US equities finished the second quarter in positive territory despite a downturn in April 2025 that was precipitated by the Trump administration’s tariff announcement. Despite inflation worries and rising tensions in the Middle East, US equities rebounded into positive territory after the
President announced a pause on the new tariffs. Large-cap stocks in the US once again outperformed small-cap stocks.
■
US equities posted a strong third quarter. Investor enthusiasm around artificial intelligence, corporate earnings growth and a September 2025 federal funds rate cut provided momentum for the positive returns and overshadowed concerns about tariffs, trade wars, and an impending government shutdown.
■
In the face of the longest government shutdown in history and rising job cuts, US equities registered a gain in the fourth quarter. US equities reacted positively to the Federal Reserve lowering interest rates while indicating additional reductions could follow if inflation continues to fall.
The S&P 500 Index ended the year with a 17.88% gain while the S&P 600 rose 6.02%.
■
The Portfolio used stock index futures to equitize cash and enhance Portfolio liquidity, which had a negligible effect on performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	17.56%	14.09%	14.51%
S&P 500 Index	17.88%	14.42%	14.82%
WHAT ARE SOME KEY PORTFOLIO STATISTI
C
S AS OF 12/31/2025?

Portfolio’s net assets	$ 10,282,203,043
Number of portfolio holdings	508
Total advisory fees paid for the year	$ 22,364,441
Portfolio turnover rate for the year	2%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.7%
Software	9.9%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	7.1%
Affiliated Mutual Fund - Short-Term Investment (3.2% represents investments purchased with collateral from securities on loan)	5.3%
Broadline Retail	3.8%
Financial Services	3.7%
Banks	3.5%
Capital Markets	3.3%
Pharmaceuticals	3.2%
Oil, Gas & Consumable Fuels	2.5%
Automobiles	2.3%
Aerospace & Defense	2.1%
Health Care Equipment & Supplies	2.0%
Hotels, Restaurants & Leisure	1.8%
Consumer Staples Distribution & Retail	1.7%
Insurance	1.7%
Specialty Retail	1.6%
Biotechnology	1.6%
Health Care Providers & Services	1.6%
Machinery	1.5%
Unaffiliated Exchange-Traded Funds - Equity	1.5%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Entertainment	1.3%
Beverages	1.0%
IT Services	0.9%
Chemicals	0.9%
Life Sciences Tools & Services	0.9%
Communications Equipment	0.9%
Electrical Equipment	0.8%
Ground Transportation	0.8%
Household Products	0.8%
Electronic Equipment, Instruments & Components	0.7%
Specialized REITs	0.7%
Consumer Finance	0.6%
Diversified Telecommunication Services	0.6%
Tobacco	0.6%
Multi-Utilities	0.6%
Professional Services	0.5%
Others*	6.0%
103.2%
Liabilities in excess of other assets	(3.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

STIND_AR

The Prudential Series Fund
PSF Stock Index Portfolio
Class III
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2025
This annual shareholder report contains important information about the Class III shares of PSF Stock Index Portfolio (the “Portfolio”) for the
period of January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class III	$54	0.50%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In the first quarter, the Trump administration’s tariff policies caused significant disruption to the economic landscape. The uncertain outlook on the future of the economy negatively affected domestic stocks, particularly small caps.
■
US equities finished the second quarter in positive territory despite a downturn in April 2025 that was precipitated by the Trump administration’s tariff announcement. Despite inflation worries and rising tensions in the Middle East, US equities rebounded into positive territory after the
President announced a pause on the new tariffs. Large-cap stocks in the US once again outperformed small-cap stocks.
■
US equities posted a strong third quarter. Investor enthusiasm around artificial intelligence, corporate earnings growth and a September 2025 federal funds rate cut provided momentum for the positive returns and overshadowed concerns about tariffs, trade wars, and an impending government shutdown.
■
In the face of the longest government shutdown in history and rising job cuts, US equities registered a gain in the fourth quarter. US equities reacted positively to the Federal Reserve lowering interest rates while indicating additional reductions could follow if inflation continues to fall.
The S&P 500 Index ended the year with a 17.88% gain while the S&P 600 rose 6.02%.
■
The Portfolio used stock index futures to equitize cash and enhance Portfolio liquidity, which had a negligible effect on performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in Class III shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. Performance for other share classes will vary.

Cumulative Performance: April 26, 2021 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	17.27%	12.14%
S&P 500 Index	17.88%	12.79%
Portfolio Inception: 04/26/2021.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 10,282,203,043
Number of portfolio holdings	508
Total advisory fees paid for the year	$ 22,364,441
Portfolio turnover rate for the year	2%

WHAT ARE SOME CHA
R
ACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.7%
Software	9.9%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	7.1%
Affiliated Mutual Fund - Short-Term Investment (3.2% represents investments purchased with collateral from securities on loan)	5.3%
Broadline Retail	3.8%
Financial Services	3.7%
Banks	3.5%
Capital Markets	3.3%
Pharmaceuticals	3.2%
Oil, Gas & Consumable Fuels	2.5%
Automobiles	2.3%
Aerospace & Defense	2.1%
Health Care Equipment & Supplies	2.0%
Hotels, Restaurants & Leisure	1.8%
Consumer Staples Distribution & Retail	1.7%
Insurance	1.7%
Specialty Retail	1.6%
Biotechnology	1.6%
Health Care Providers & Services	1.6%
Machinery	1.5%
Unaffiliated Exchange-Traded Funds - Equity	1.5%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Entertainment	1.3%
Beverages	1.0%
IT Services	0.9%
Chemicals	0.9%
Life Sciences Tools & Services	0.9%
Communications Equipment	0.9%
Electrical Equipment	0.8%
Ground Transportation	0.8%
Household Products	0.8%
Electronic Equipment, Instruments & Components	0.7%
Specialized REITs	0.7%
Consumer Finance	0.6%
Diversified Telecommunication Services	0.6%
Tobacco	0.6%
Multi-Utilities	0.6%
Professional Services	0.5%
Others*	6.0%
103.2%
Liabilities in excess of other assets	(3.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional inform
ati
on at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF14_AR

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen Chipman, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $687,684 and $662,956, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, fees of $45,000 and $0 were billed to the Registrant for the services rendered by PwC in connection with N-14 filings and merger support services.

(c)	Tax Fees

For the fiscal years ended December 31, 2025 and December 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended December 31, 2025 and December 31, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e)  (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
4(b)	0%	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2025 and December 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7     of this Form.

Items 7 – 11 (Refer to Report(s) below)

The Prudential Series Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

December 31, 2025

PSF Global Portfolio

PSF PGIM 50/50 Balanced Portfolio

PSF PGIM Ballast Portfolio

PSF PGIM Flexible Managed Portfolio

PSF PGIM Government Money Market Portfolio

PSF PGIM High Yield Bond Portfolio

PSF PGIM Jennison Blend Portfolio

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Value Portfolio

PSF PGIM Laddered Allocation S&P 500

Buffer 12 Portfolio

PSF PGIM Laddered Allocation S&P 500

Buffer 20 Portfolio

PSF PGIM Total Return Bond Portfolio

PSF Small-Cap Stock Index Portfolio

PSF Stock Index Portfolio

Prudential Series Table of Contents	Financial Statements and Other Information	December 31, 2025

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights	A1

	Glossary	A1
	PSF Global Portfolio	A2
	PSF PGIM 50/50 Balanced Portfolio	A14
	PSF PGIM Ballast Portfolio	A52
	PSF PGIM Flexible Managed Portfolio	A57
	PSF PGIM Government Money Market Portfolio	A96
	PSF PGIM High Yield Bond Portfolio	A102
	PSF PGIM Jennison Blend Portfolio	A129
	PSF PGIM Jennison Growth Portfolio	A136
	PSF PGIM Jennison Value Portfolio	A142
	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	A149
	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	A152
	PSF PGIM Total Return Bond Portfolio	A155
	PSF Small-Cap Stock Index Portfolio	A205
	PSF Stock Index Portfolio	A219

Section B	Notes to Financial Statements	B1
Section C	Report of Independent Registered Public Accounting Firm	C1

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A — Annual payment frequency for swaps
ADR — American Depositary Receipt
BABs — Build America Bonds
BARC — Barclays Bank PLC
BMO — BMO Capital Markets
BNP — BNP Paribas S.A.
BNY — Bank of New York Mellon
BOA — Bank of America, N.A.
BROIS — Brazil Overnight Index Swap
CDX — Credit Derivative Index
CGM — Citigroup Global Markets, Inc.
CITI — Citibank, N.A.
CLO — Collateralized Loan Obligation
CMS — Constant Maturity Swap
COP — Certificates of Participation
CVA — Certificate Van Aandelen (Bearer)
CVR — Contingent Value Rights
DAC — Designated Activity Company
DB — Deutsche Bank AG

EAFE — Europe, Australasia, Far East
EMTN — Euro Medium Term Note
ETF — Exchange-Traded Fund
EURIBOR — Euro Interbank Offered Rate
FFCSB — Federal Farm Credit System Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Government National Mortgage Association
GS — Goldman Sachs & Co. LLC
GSI — Goldman Sachs International
HSBC — HSBC Bank PLC
IO — Interest Only (Principal amount represents notional)
JPM — JPMorgan Chase Bank N.A.
LP — Limited Partnership
M — Monthly payment frequency for swaps
MASTR — Morgan Stanley Structured Asset Security
MSC — Morgan Stanley & Co. LLC
MSCI — Morgan Stanley Capital International
MSI — Morgan Stanley & Co. International PLC
MTN — Medium Term Note
N/A — Not Applicable
OTC — Over-the-counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PRFC — Preference Shares
Q — Quarterly payment frequency for swaps
RBC — Royal Bank of Canada
REITs — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S&P — Standard & Poor’s
SCB — Standard Chartered Bank
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
SPDR — Standard & Poor’s Depositary Receipts
SSB — State Street Bank & Trust Company
STRIPs — Separate Trading of Registered Interest and Principal of Securities
T — Swap payment upon termination
TBA — To Be Announced
UAG — UBS AG
UBS — UBS Securities LLC
USOIS — United States Overnight Index Swap
UTS — Unit Trust Security

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
AFFILIATED MUTUAL FUNDS — 29.8%
Domestic Equity — 21.2%
PSF PGIM Jennison Value Portfolio*	1,395,208	$99,715,501
PSF Small-Cap Stock Index Portfolio*	358,033	23,945,232
PSF PGIM Jennison Growth Portfolio*	486,658	103,103,357

		226,764,090

International Equity — 8.6%
PGIM Quant Solutions International Equity Fund	5,372,517	51,522,436
PGIM Jennison International Opportunities Fund	1,140,680	39,627,210

		91,149,646

TOTAL AFFILIATED MUTUAL FUNDS (cost $265,968,421)(wa)		317,913,736

COMMON STOCKS — 55.6%
Australia — 0.7%
BHP Group Ltd.	19,206	579,620
Brambles Ltd.	50,066	764,524
Coles Group Ltd.	19,601	280,162
Computershare Ltd.	21,984	498,236
CSL Ltd.	2,575	296,335
Evolution Mining Ltd.	54,417	455,402
Fortescue Ltd.	30,108	440,254
Lottery Corp. Ltd. (The)	74,200	254,949
Origin Energy Ltd.	15,264	116,564
Qantas Airways Ltd.	60,206	415,944
QBE Insurance Group Ltd.	56,715	750,875
Rio Tinto Ltd.	2,719	265,254
Rio Tinto PLC	6,775	545,733
Sonic Healthcare Ltd.	40,704	612,880
Stockland, REIT	192,434	733,696
Vicinity Ltd., REIT	265,211	451,522
Woodside Energy Group Ltd.	21,351	332,918

		7,794,868

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	12,847	824,534
Elia Group SA/NV	3,880	499,289
KBC Group NV	5,681	739,871
UCB SA	1,255	349,676

		2,413,370

Brazil — 0.1%
MercadoLibre, Inc.*	92	185,312
Wheaton Precious Metals Corp.	3,760	442,034
Yara International ASA	10,833	443,308

		1,070,654

Canada — 2.2%
Agnico Eagle Mines Ltd.	5,770	978,489
Alamos Gold, Inc. (Class A Stock)	12,000	463,371
Bank of Nova Scotia (The)	11,379	839,238
Barrick Mining Corp.	24,132	1,051,220
BCE, Inc.	12,633	301,340
Canadian Imperial Bank of Commerce	25,734	2,332,944
CCL Industries, Inc. (Class B Stock)	10,196	644,052
Celestica, Inc.*	2,379	703,725

	Shares	Value
COMMON STOCKS (continued)
Canada (cont’d.)
CGI, Inc.	7,079	$653,875
Element Fleet Management Corp.	18,652	489,894
Empire Co. Ltd.	16,147	561,389
Fairfax Financial Holdings Ltd.	471	897,661
Gildan Activewear, Inc.	16,912	1,057,069
Great-West Lifeco, Inc.	5,491	270,799
iA Financial Corp., Inc.	7,470	967,826
IGM Financial, Inc.	32,775	1,475,956
Kinross Gold Corp.	28,226	795,029
Lundin Gold, Inc.	3,742	310,854
Magna International, Inc.	8,925	475,788
Nutrien Ltd.	9,933	613,110
Open Text Corp.	24,430	795,615
Pan American Silver Corp.	7,380	382,617
Power Corp. of Canada	8,325	442,467
Royal Bank of Canada	9,549	1,627,897
Saputo, Inc.	5,652	170,110
Shopify, Inc. (Class A Stock)*	10,409	1,675,997
Toronto-Dominion Bank (The)	25,689	2,421,135

		23,399,467

Chile — 0.0%
Antofagasta PLC	4,044	177,635
Lundin Mining Corp.	9,707	208,631

		386,266

China — 0.2%
BOC Hong Kong Holdings Ltd.	80,500	408,537
Prosus NV*	7,241	448,355
SITC International Holdings Co. Ltd.	218,000	780,090

		1,636,982

Denmark — 0.1%
Danske Bank A/S	2,774	138,523
Novo Nordisk A/S (Class B Stock)	3,636	184,412
Pandora A/S	2,715	300,241
Vestas Wind Systems A/S	14,622	395,485

		1,018,661

Finland — 0.2%
Fortum OYJ	12,566	266,851
Nordea Bank Abp	40,060	753,699
Wartsila OYJ Abp	21,284	753,552

		1,774,102

France — 1.5%
Airbus SE	3,908	907,531
Amundi SA, 144A	5,697	470,856
AXA SA	29,003	1,391,594
BNP Paribas SA	17,608	1,665,841
Bouygues SA	2,290	119,047
Capgemini SE	3,570	592,792
Carrefour SA	27,144	452,913
Covivio SA, REIT	4,248	281,984
Credit Agricole SA	42,088	866,503
Danone SA	13,394	1,208,127
Edenred SE	5,832	128,922
Eiffage SA	2,177	311,919

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
France (cont’d.)
Engie SA	37,975	$997,579
EssilorLuxottica SA	2,496	789,230
Gecina SA, REIT	6,552	622,261
Kering SA	806	281,647
Klepierre SA, REIT	5,253	207,837
LVMH Moet Hennessy Louis Vuitton SE	2,243	1,690,629
Publicis Groupe SA	1,624	168,649
Safran SA	2,596	904,231
Societe Generale SA	9,879	795,299
Teleperformance SE	2,063	149,299
TotalEnergies SE	4,744	309,299
Vinci SA	4,591	645,876

		15,959,865

Germany — 1.2%
Allianz SE	2,293	1,060,231
Bayer AG	3,679	159,579
Bayerische Motoren Werke AG	1,119	121,339
Deutsche Bank AG	22,454	865,358
Deutsche Lufthansa AG	13,497	132,594
Deutsche Post AG	8,815	480,644
Deutsche Telekom AG	45,033	1,465,872
E.ON SE	16,050	303,905
Evonik Industries AG	10,782	168,265
Fresenius Medical Care AG	12,901	616,224
Fresenius SE & Co. KGaA	3,744	214,501
HOCHTIEF AG	4,100	1,605,075
LEG Immobilien SE	12,470	909,511
MTU Aero Engines AG	700	290,170
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen	406	267,183
RWE AG	9,169	485,836
SAP SE	2,512	610,337
Siemens AG	3,317	929,014
Siemens Energy AG*	7,136	1,001,099
Talanx AG	1,879	249,604
Vonovia SE	30,365	873,886

		12,810,227

Hong Kong — 0.2%
AIA Group Ltd.	46,200	475,541
HKT Trust & HKT Ltd., UTS	84,000	124,384
Prudential PLC	15,624	240,345
WH Group Ltd., 144A	1,148,000	1,278,888

		2,119,158

Ireland — 0.1%
AerCap Holdings NV	6,747	969,949
AIB Group PLC	40,958	437,855

		1,407,804

Israel — 0.2%
Bank Hapoalim BM	43,468	983,119
Bank Leumi Le-Israel BM	31,856	702,033

	Shares	Value
COMMON STOCKS (continued)
Israel (cont’d.)
Nice Ltd.*	2,146	$242,577

		1,927,729

Italy — 0.4%
Banca Mediolanum SpA	44,150	1,002,493
Enel SpA	89,695	932,589
Intesa Sanpaolo SpA	39,780	274,884
Leonardo SpA	2,024	115,774
Ryanair Holdings PLC	14,132	487,238
UniCredit SpA	12,717	1,053,307
Unipol Assicurazioni SpA	30,132	722,916

		4,589,201

Japan — 3.0%
Advantest Corp.	5,500	695,464
Aeon Co. Ltd.	16,100	254,334
Asahi Kasei Corp.	149,000	1,324,424
Astellas Pharma, Inc.	126,000	1,676,999
Dai Nippon Printing Co. Ltd.	8,400	144,598
Daifuku Co. Ltd.	20,100	632,661
Daito Trust Construction Co. Ltd.	19,200	365,606
ENEOS Holdings, Inc.	85,000	601,384
FANUC Corp.	8,100	315,218
Fast Retailing Co. Ltd.	1,000	362,588
Fujikura Ltd.	3,900	432,492
Hitachi Ltd.	48,200	1,511,628
Honda Motor Co. Ltd.	89,300	876,450
Hoya Corp.	900	136,503
Isuzu Motors Ltd.	60,200	939,549
Japan Tobacco, Inc.	12,600	452,873
JFE Holdings, Inc.	43,200	550,752
JX Advanced Metals Corp.	13,000	162,514
Kajima Corp.	16,800	626,430
Kawasaki Kisen Kaisha Ltd.	20,300	282,581
Kioxia Holdings Corp.*	11,500	765,383
Kirin Holdings Co. Ltd.	38,300	573,313
LY Corp.	55,900	148,747
Mitsubishi Corp.	26,100	596,977
Mitsubishi Electric Corp.	25,600	746,415
Mitsubishi Heavy Industries Ltd.	18,800	458,954
Mitsubishi UFJ Financial Group, Inc.	51,100	811,012
Mitsui & Co. Ltd.	17,500	519,703
Mitsui OSK Lines Ltd.	18,800	565,211
MS&AD Insurance Group Holdings, Inc.	46,700	1,096,377
Murata Manufacturing Co. Ltd.	26,000	537,367
NEC Corp.	30,200	1,021,832
Nexon Co. Ltd.	26,000	635,089
Nippon Yusen KK	25,100	813,029
Nomura Holdings, Inc.	57,400	478,169
Osaka Gas Co. Ltd.	12,300	427,387
Panasonic Holdings Corp.	16,200	210,017
Recruit Holdings Co. Ltd.	5,400	303,435
Renesas Electronics Corp.*	30,400	416,384
SBI Holdings, Inc.	10,500	226,275
SMC Corp.	1,000	346,001
SoftBank Group Corp.	10,000	280,533
Sompo Holdings, Inc.	30,300	1,028,449

SEE NOTES TO FINANCIAL STATEMENTS.

A3

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Sony Group Corp.	30,300	$777,225
Subaru Corp.	26,500	570,577
Sumitomo Corp.	16,300	564,184
Sumitomo Electric Industries Ltd.	13,400	539,716
Sumitomo Mitsui Financial Group, Inc.	30,700	987,355
Taisei Corp.	6,400	606,534
TOPPAN Holdings, Inc.	11,100	329,966
Toyota Motor Corp.	59,000	1,267,149
Tsuruha Holdings, Inc.	51,600	948,064

		31,941,877

Macau — 0.1%
Galaxy Entertainment Group Ltd.	116,000	571,975

Mexico — 0.1%
Fresnillo PLC	32,688	1,457,573

Netherlands — 0.6%
Argenx SE*	680	573,610
ASML Holding NV	3,243	3,494,398
ING Groep NV	27,890	783,938
Koninklijke Ahold Delhaize NV	23,902	980,147
NN Group NV	11,081	854,840
NXP Semiconductors NV	583	126,546

		6,813,479

New Zealand — 0.1%
Contact Energy Ltd.	33,225	176,751
Fisher & Paykel Healthcare Corp. Ltd.	18,520	402,383

		579,134

Norway — 0.0%
Mowi ASA	23,483	564,882

Singapore — 0.2%
DBS Group Holdings Ltd.	17,000	744,679
Sea Ltd., ADR*	993	126,677
Singapore Exchange Ltd.	9,800	129,007
Singapore Technologies Engineering Ltd.	116,800	763,182
Singapore Telecommunications Ltd.	40,300	142,581

		1,906,126

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	5,645	560,353
Banco Bilbao Vizcaya Argentaria SA	67,047	1,572,736
Banco Santander SA	91,049	1,071,692
CaixaBank SA	79,771	975,290
Industria de Diseno Textil SA	7,059	465,645
Naturgy Energy Group SA	35,778	1,089,381
Repsol SA	10,948	204,272

		5,939,369

Sweden — 0.7%
Atlas Copco AB (Class B Stock)	11,481	183,544
Boliden AB*	14,810	820,419
Essity AB (Class B Stock)	6,060	174,233
Investor AB (Class B Stock)	71,556	2,549,941
Sandvik AB	57,859	1,868,909

	Shares	Value
COMMON STOCKS (continued)
Sweden (cont’d.)
Securitas AB (Class B Stock)	31,459	$500,296
Swedbank AB (Class A Stock)	20,085	696,850
Telefonaktiebolaget LM Ericsson (Class B Stock)	25,604	249,179
Telia Co. AB	61,598	263,268

		7,306,639

Switzerland — 0.7%
ABB Ltd.	15,360	1,132,302
Cie Financiere Richemont SA (Class A Stock)	6,545	1,411,436
Galderma Group AG	5,578	1,135,864
Logitech International SA	7,412	752,452
Lonza Group AG	390	262,946
Sandoz Group AG	4,991	362,377
TE Connectivity PLC	5,140	1,169,401
UBS Group AG	32,734	1,511,479

		7,738,257

United Kingdom — 1.7%
AstraZeneca PLC	5,707	1,056,134
Barclays PLC	189,834	1,215,152
British American Tobacco PLC	10,122	573,823
CK Hutchison Holdings Ltd.	148,500	1,009,572
Halma PLC	35,877	1,702,897
HSBC Holdings PLC	116,825	1,838,351
Imperial Brands PLC	12,227	513,414
InterContinental Hotels Group PLC	1,479	207,842
International Consolidated Airlines Group SA	116,744	648,211
Kingfisher PLC	161,413	679,476
Lloyds Banking Group PLC	672,853	889,992
National Grid PLC	22,890	351,098
NatWest Group PLC	171,732	1,506,482
Next PLC	5,805	1,068,701
Pearson PLC	45,572	644,344
Reckitt Benckiser Group PLC	14,794	1,197,121
Rolls-Royce Holdings PLC	44,381	686,384
Standard Chartered PLC	30,289	739,065
Tesco PLC	184,586	1,097,701
United Utilities Group PLC	9,966	160,118
Vodafone Group PLC	215,376	287,098

		18,072,976

United States — 40.5%
3M Co.	4,493	719,329
Abbott Laboratories	8,495	1,064,339
AbbVie, Inc.	12,572	2,872,576
Accenture PLC (Class A Stock)	5,637	1,512,407
Adobe, Inc.*	3,892	1,362,161
Advanced Micro Devices, Inc.*	12,600	2,698,416
AECOM	2,499	238,230
Aegon Ltd.	40,257	313,051
Airbnb, Inc. (Class A Stock)*	914	124,048
Albertson’s Cos., Inc. (Class A Stock)	11,630	199,687
Allstate Corp. (The)	4,602	957,906
Alnylam Pharmaceuticals, Inc.*	528	209,959
Alphabet, Inc. (Class A Stock)	47,699	14,929,787

SEE NOTES TO FINANCIAL STATEMENTS.

A4

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Alphabet, Inc. (Class C Stock)	35,813	$11,238,119
Altria Group, Inc.	14,129	814,678
Amazon.com, Inc.*	66,869	15,434,703
Ameren Corp.	9,982	996,803
American Electric Power Co., Inc.(a)	9,499	1,095,330
American Express Co.	4,761	1,761,332
American International Group, Inc.	15,486	1,324,827
American Tower Corp., REIT	1,691	296,889
Amgen, Inc.	5,680	1,859,121
Amphenol Corp. (Class A Stock)	6,385	862,869
Analog Devices, Inc.	6,544	1,774,733
AP Moller - Maersk A/S (Class B Stock)	166	380,896
Apple, Inc.	107,511	29,227,940
Applied Materials, Inc.	4,197	1,078,587
AppLovin Corp. (Class A Stock)*	1,178	793,760
Aptiv PLC*	23,789	1,810,105
Archer-Daniels-Midland Co.	4,960	285,150
Arista Networks, Inc.*	8,517	1,115,983
AT&T, Inc.	68,283	1,696,150
Atlassian Corp. (Class A Stock)*	3,591	582,245
Autodesk, Inc.*	5,076	1,502,547
Automatic Data Processing, Inc.	727	187,006
Ball Corp.	8,116	429,905
Bank of America Corp.	46,780	2,572,900
Bank of New York Mellon Corp. (The)	20,790	2,413,511
Baxter International, Inc.	30,801	588,607
Becton, Dickinson & Co.	1,054	204,550
Berkshire Hathaway, Inc. (Class B Stock)*	4,337	2,179,993
Best Buy Co., Inc.	7,394	494,880
Biogen, Inc.*	5,694	1,002,087
Boeing Co. (The)*	2,006	435,543
Booking Holdings, Inc.	400	2,142,132
Booz Allen Hamilton Holding Corp.	6,834	576,516
Boston Scientific Corp.*	11,478	1,094,427
BP PLC	67,320	392,608
Bristol-Myers Squibb Co.	16,267	877,442
Broadcom, Inc.	32,844	11,367,308
Builders FirstSource, Inc.*	3,616	372,050
Bunge Global SA	2,016	179,585
C.H. Robinson Worldwide, Inc.	1,185	190,501
Cadence Design Systems, Inc.*	2,554	798,329
Camden Property Trust, REIT	1,734	190,879
Capital One Financial Corp.	6,948	1,683,917
Cardinal Health, Inc.	6,680	1,372,740
Carnival Corp.*	4,683	143,019
Carrier Global Corp.	22,718	1,200,419
Caterpillar, Inc.	3,748	2,147,117
CBRE Group, Inc. (Class A Stock)*	5,845	939,818
CDW Corp.	770	104,874
Centene Corp.*	16,032	659,717
Charles Schwab Corp. (The)	15,986	1,597,161
Charter Communications, Inc. (Class A Stock)*(a)	3,137	654,849
Chevron Corp.	23,014	3,507,564
Chubb Ltd.	2,966	925,748
Ciena Corp.*	2,891	676,118

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Cigna Group (The)	3,289	$905,231
Cisco Systems, Inc.	25,703	1,979,902
Citigroup, Inc.	19,877	2,319,447
Clorox Co. (The)	1,380	139,145
CMS Energy Corp.	12,347	863,426
CNH Industrial NV	70,192	647,170
Coca-Cola Co. (The)	3,327	232,591
Cognizant Technology Solutions Corp. (Class A Stock)	20,260	1,681,580
Colgate-Palmolive Co.	4,150	327,933
Comcast Corp. (Class A Stock)	109,088	3,260,640
Conagra Brands, Inc.	6,073	105,124
ConocoPhillips	16,638	1,557,483
Constellation Energy Corp.	2,009	709,719
Corning, Inc.	6,371	557,845
Corteva, Inc.	5,001	335,217
Costco Wholesale Corp.	2,761	2,380,921
Crowdstrike Holdings, Inc. (Class A Stock)*	264	123,753
Crown Castle, Inc., REIT	2,524	224,308
Crown Holdings, Inc.	1,820	187,405
CSX Corp.	46,438	1,683,378
Cummins, Inc.	700	357,315
CVS Health Corp.	21,994	1,745,444
Danaher Corp.	6,226	1,425,256
Datadog, Inc. (Class A Stock)*	1,584	215,408
Deere & Co.	675	314,260
Delta Air Lines, Inc.	3,528	244,843
Devon Energy Corp.	22,864	837,508
Diamondback Energy, Inc.	2,393	359,740
Docusign, Inc.*	6,586	450,482
Dollar General Corp.	2,790	370,428
Dollar Tree, Inc.*	1,545	190,050
Dover Corp.	5,340	1,042,582
DTE Energy Co.	2,920	376,622
Duke Energy Corp.	5,190	608,320
DuPont de Nemours, Inc.	4,589	184,478
Eaton Corp. PLC	2,716	865,073
eBay, Inc.	4,736	412,506
Ecolab, Inc.	748	196,365
Edison International	8,344	500,807
Edwards Lifesciences Corp.*	5,343	455,491
Elevance Health, Inc.	449	157,397
Eli Lilly & Co.	5,762	6,192,306
EOG Resources, Inc.	16,207	1,701,897
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,695	177,500
Expedia Group, Inc.	2,942	833,498
Exxon Mobil Corp.	45,702	5,499,779
FedEx Corp.	2,562	740,059
Fidelity National Information Services, Inc.	14,169	941,672
FirstEnergy Corp.(a)	17,587	787,370
Fiserv, Inc.*	9,197	617,762
Flex Ltd.*	4,810	290,620
Ford Motor Co.(a)	84,416	1,107,538
Fortinet, Inc.*	2,482	197,096
Gartner, Inc.*(a)	1,688	425,849

SEE NOTES TO FINANCIAL STATEMENTS.

A5

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
GE Vernova, Inc.	2,399	$1,567,914
Gen Digital, Inc.(a)	31,292	850,829
General Dynamics Corp.	6,767	2,278,178
General Electric Co.	10,496	3,233,083
General Mills, Inc.	14,201	660,347
General Motors Co.	16,655	1,354,385
Gilead Sciences, Inc.	12,654	1,553,152
Global Payments, Inc.	13,462	1,041,959
GoDaddy, Inc. (Class A Stock)*	1,748	216,892
Goldman Sachs Group, Inc. (The)	2,085	1,832,715
HCA Healthcare, Inc.	344	160,600
Healthpeak Properties, Inc., REIT(a)	37,726	606,634
HEICO Corp. (Class A Stock)	580	146,409
Hewlett Packard Enterprise Co.	7,425	178,349
Hilton Worldwide Holdings, Inc.	610	175,223
Holcim AG*	3,047	296,626
Hologic, Inc.*	7,084	527,687
Home Depot, Inc. (The)	5,032	1,731,511
Honeywell International, Inc.	4,584	894,293
Hormel Foods Corp.	6,245	148,007
Howmet Aerospace, Inc.	6,153	1,261,488
IDEXX Laboratories, Inc.*	1,484	1,003,971
Incyte Corp.*	6,835	675,093
Insulet Corp.*	693	196,978
Intel Corp.*	44,986	1,659,983
Intercontinental Exchange, Inc.	2,924	473,571
International Business Machines Corp.	4,933	1,461,204
International Flavors & Fragrances, Inc.	3,044	205,135
Intuit, Inc.	2,062	1,365,910
Intuitive Surgical, Inc.*	3,035	1,718,903
IQVIA Holdings, Inc.*	1,300	293,033
J.M. Smucker Co. (The)	7,217	705,895
Jacobs Solutions, Inc.	880	116,565
Johnson & Johnson	18,775	3,885,486
Johnson Controls International PLC	5,644	675,869
JPMorgan Chase & Co.	16,873	5,436,818
Kenvue, Inc.	10,976	189,336
KeyCorp	13,488	278,392
Keysight Technologies, Inc.*	7,577	1,539,571
KLA Corp.	961	1,167,692
Kraft Heinz Co. (The)(a)	20,520	497,610
Kroger Co. (The)	6,526	407,744
L3Harris Technologies, Inc.	1,520	446,226
Labcorp Holdings, Inc.(a)	3,132	785,756
Lam Research Corp.	14,500	2,482,110
Las Vegas Sands Corp.	2,052	133,565
Lennar Corp. (Class A Stock)	1,248	128,294
Lockheed Martin Corp.	2,744	1,327,190
Lowe’s Cos., Inc.	6,980	1,683,297
LPL Financial Holdings, Inc.	961	343,240
LyondellBasell Industries NV (Class A Stock)	7,365	318,905
Marathon Petroleum Corp.	2,816	457,966
Martin Marietta Materials, Inc.	684	425,899
Marvell Technology, Inc.	5,640	479,287
Masco Corp.	11,348	720,144
Mastercard, Inc. (Class A Stock)	8,215	4,689,779
McDonald’s Corp.	1,887	576,724

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
McKesson Corp.	1,177	$965,481
Medtronic PLC	8,295	796,818
Merck & Co., Inc.	13,939	1,467,219
Meta Platforms, Inc. (Class A Stock)	15,099	9,966,699
MetLife, Inc.	24,690	1,949,029
Micron Technology, Inc.	8,749	2,497,052
Microsoft Corp.	54,868	26,535,262
Molson Coors Beverage Co. (Class B Stock)(a)	7,021	327,740
MongoDB, Inc.*	1,932	810,841
Monster Beverage Corp.*	18,628	1,428,209
Moody’s Corp.	819	418,386
Morgan Stanley	14,467	2,568,327
Nasdaq, Inc.	16,503	1,602,936
Nestle SA	20,564	2,041,165
NetApp, Inc.	1,470	157,422
Netflix, Inc.*	28,464	2,668,785
Neurocrine Biosciences, Inc.*	3,708	525,906
Newmont Corp.	3,986	398,002
NextEra Energy, Inc.	9,666	775,986
NiSource, Inc.	6,899	288,102
Nordson Corp.(a)	3,308	795,342
Norfolk Southern Corp.	1,165	336,359
Northern Trust Corp.	3,689	503,881
Northrop Grumman Corp.	2,081	1,186,607
Novartis AG	21,458	2,956,826
NRG Energy, Inc.	2,787	443,802
Nucor Corp.	1,846	301,101
NVIDIA Corp.	178,003	33,197,560
Oracle Corp.	9,638	1,878,543
Otis Worldwide Corp.	3,835	334,987
Palantir Technologies, Inc. (Class A Stock)*	17,418	3,096,050
Parker-Hannifin Corp.	1,995	1,753,525
PayPal Holdings, Inc.	11,100	648,018
PepsiCo, Inc.	1,716	246,280
Pfizer, Inc.	54,782	1,364,072
Philip Morris International, Inc.(a)	4,593	736,717
Phillips 66	6,882	888,053
PNC Financial Services Group, Inc. (The)	1,999	417,251
Procter & Gamble Co. (The)	9,981	1,430,377
Prologis, Inc., REIT	16,240	2,073,198
Public Storage, REIT	1,702	441,669
QUALCOMM, Inc.(a)	7,991	1,366,861
Raymond James Financial, Inc.	9,386	1,507,298
Regeneron Pharmaceuticals, Inc.	809	624,443
Regions Financial Corp.(a)	16,797	455,199
Roche Holding AG	3,823	1,578,785
Rockwell Automation, Inc.	2,990	1,163,319
Rollins, Inc.	2,496	149,810
Roper Technologies, Inc.	1,302	579,559
Ross Stores, Inc.	4,673	841,794
Royal Caribbean Cruises Ltd.	1,719	479,463
Royalty Pharma PLC (Class A Stock)	4,186	161,747
RTX Corp.	13,453	2,467,280
S&P Global, Inc.(a)	2,197	1,148,130
Salesforce, Inc.	6,464	1,712,378

SEE NOTES TO FINANCIAL STATEMENTS.

A6

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
ServiceNow, Inc.*	7,720	$1,182,627
Shell PLC	6,537	240,903
Sherwin-Williams Co. (The)	1,264	409,574
Snowflake, Inc.*	817	179,217
Solventum Corp.*	7,596	601,907
Southern Co. (The)	5,566	485,355
Spotify Technology SA*	301	174,794
State Street Corp.	2,392	308,592
STERIS PLC	5,220	1,323,374
T. Rowe Price Group, Inc.(a)	13,682	1,400,763
Target Corp.	1,336	130,594
Teradyne, Inc.	1,178	228,014
Tesla, Inc.*	19,476	8,758,747
Texas Instruments, Inc.	4,001	694,133
Textron, Inc.	1,355	118,115
Thermo Fisher Scientific, Inc.	3,591	2,080,805
TJX Cos., Inc. (The)	12,021	1,846,546
Trane Technologies PLC	1,508	586,914
Truist Financial Corp.	4,050	199,301
U.S. Bancorp	14,875	793,730
Uber Technologies, Inc.*	15,090	1,233,004
Ulta Beauty, Inc.*	750	453,758
Union Pacific Corp.	2,760	638,443
United Parcel Service, Inc. (Class B Stock)	5,315	527,195
UnitedHealth Group, Inc.	6,228	2,055,925
Universal Health Services, Inc. (Class B Stock)	832	181,393
Valero Energy Corp.	3,254	529,719
Veralto Corp.	4,680	466,970
Verizon Communications, Inc.	42,242	1,720,517
Vertex Pharmaceuticals, Inc.*	964	437,039
Vertiv Holdings Co. (Class A Stock)	3,239	524,750
VICI Properties, Inc., REIT	16,185	455,122
Visa, Inc. (Class A Stock)	11,474	4,024,047
Vistra Corp.	792	127,773
Walmart, Inc.	21,565	2,402,557
Walt Disney Co. (The)	15,733	1,789,943
Warner Bros Discovery, Inc.*	14,669	422,761
Wells Fargo & Co.	23,948	2,231,954
West Pharmaceutical Services, Inc.	2,030	558,534
Western Digital Corp.(a)	6,864	1,182,461
Xylem, Inc.	5,586	760,701
Yum! Brands, Inc.	2,082	314,965
Zebra Technologies Corp. (Class A Stock)*	2,390	580,340
Zillow Group, Inc. (Class C Stock)*	2,385	162,705
Zoetis, Inc.	5,848	735,795
Zoom Communications, Inc.*	11,836	1,021,328

		432,892,799

Zambia — 0.0%
First Quantum Minerals Ltd.*	13,360	358,200

TOTAL COMMON STOCKS (cost $415,580,605)		594,451,640

	Shares	Value
PREFERRED STOCK — 0.0%
Germany
Henkel AG & Co. KGaA (PRFC)	5,098	$415,919

(cost $404,366)
UNAFFILIATED EXCHANGE-TRADED FUNDS — 12.4%
United States
iShares Core MSCI EAFE ETF	197,930	17,706,818
iShares Core MSCI Emerging Markets ETF	216,850	14,576,657
iShares MSCI EAFE Value ETF	307,610	21,966,430
iShares MSCI World ETF	57,150	10,616,756
SPDR Portfolio S&P 500 Growth ETF	131,290	14,008,643
Vanguard Dividend Appreciation ETF	28,980	6,369,224
Vanguard S&P 500 Growth ETF	31,610	14,053,490
Vanguard S&P 500 Value ETF	161,600	33,103,760

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $112,261,661)		132,401,778

TOTAL LONG-TERM INVESTMENTS (cost $794,215,053)		1,045,183,073

SHORT-TERM INVESTMENTS — 3.3%
AFFILIATED MUTUAL FUNDS — 3.1%
PGIM Core Ultra Short Bond Fund(wa)	20,820,527	20,820,527
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $12,350,152; includes $12,293,390 of cash collateral forsecurities on loan)(b)(wa)	12,359,867	12,352,451

TOTAL AFFILIATED MUTUAL FUNDS (cost $33,170,679)		33,172,978

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
3.651%	03/05/26	1,400	1,391,488

(cost $1,391,137)

TOTAL SHORT-TERM INVESTMENTS (cost $34,561,816)			34,564,466

TOTAL INVESTMENTS—101.1% (cost $828,776,869)			1,079,747,539
Liabilities in excess of other assets(z) — (1.1)%			(11,406,298)

NET ASSETS — 100.0%			$1,068,341,241

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,913,122; cash collateral of $12,293,390 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
39	Mini MSCI EAFE Index	Mar. 2026	$ 5,659,095	$39,676
39	S&P 500 E-Mini Index	Mar. 2026	13,440,375	26,771

				$66,447

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$1,391,488

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$317,913,736	$—	$—
Common Stocks
Australia	—	7,794,868	—
Belgium	—	2,413,370	—
Brazil	627,346	443,308	—
Canada	23,399,467	—	—
Chile	208,631	177,635	—
China	—	1,636,982	—
Denmark	—	1,018,661	—
Finland	—	1,774,102	—
France	—	15,959,865	—
Germany	—	12,810,227	—
Hong Kong	—	2,119,158	—
Ireland	969,949	437,855	—
Israel	—	1,927,729	—
Italy	—	4,589,201	—
Japan	948,064	30,993,813	—
Macau	—	571,975	—

SEE NOTES TO FINANCIAL STATEMENTS.

A8

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Mexico	$—	$1,457,573	$—
Netherlands	126,546	6,686,933	—
New Zealand	—	579,134	—
Norway	—	564,882	—
Singapore	126,677	1,779,449	—
Spain	—	5,939,369	—
Sweden	—	7,306,639	—
Switzerland	1,169,401	6,568,856	—
United Kingdom	—	18,072,976	—
United States	424,691,939	8,200,860	—
Zambia	358,200	—	—
Preferred Stock
Germany	—	415,919	—
Unaffiliated Exchange-Traded Funds
United States	132,401,778	—	—
Short-Term Investments
Affiliated Mutual Funds	33,172,978	—	—
U.S. Treasury Obligation	—	1,391,488	—

Total	$936,114,712	$143,632,827	$—

Other Financial Instruments*
Assets
Futures Contracts	$66,447	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	32.9%
Unaffiliated Exchange-Traded Funds	12.4
Semiconductors & Semiconductor Equipment	6.2
Software	4.3
Banks	4.2
Interactive Media & Services	3.4
Technology Hardware, Storage & Peripherals	2.9
Pharmaceuticals	2.3
Capital Markets	2.0
Financial Services	1.7
Broadline Retail	1.7
Oil, Gas & Consumable Fuels	1.6
Aerospace & Defense	1.5
Insurance	1.5
Automobiles	1.4
Machinery	1.2
Metals & Mining	1.0
Health Care Equipment & Supplies	1.0
Consumer Staples Distribution & Retail	1.0
Biotechnology	1.0
Health Care Providers & Services	1.0
IT Services	1.0

Specialty Retail	0.8%
Electronic Equipment, Instruments & Components	0.8
Food Products	0.7
Electrical Equipment	0.7
Electric Utilities	0.7
Hotels, Restaurants & Leisure	0.6
Diversified Telecommunication Services	0.5
Entertainment	0.5
Industrial Conglomerates	0.5
Textiles, Apparel & Luxury Goods	0.4
Construction & Engineering	0.4
Life Sciences Tools & Services	0.4
Chemicals	0.4
Multi-Utilities	0.4
Media	0.4
Communications Equipment	0.4
Ground Transportation	0.4
Household Products	0.3
Beverages	0.3
Building Products	0.3
Consumer Finance	0.3
Real Estate Management & Development	0.3
Tobacco	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A9

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Commercial Services & Supplies	0.3%
Automobile Components	0.3
Marine Transportation	0.3
Trading Companies & Distributors	0.2
Industrial REITs	0.2
Air Freight & Logistics	0.2
Passenger Airlines	0.2
Professional Services	0.2
Gas Utilities	0.1
Specialized REITs	0.1
U.S. Treasury Obligation	0.1
Containers & Packaging	0.1
Household Durables	0.1
Diversified REITs	0.1
Construction Materials	0.1

Retail REITs	0.1%
Diversified Consumer Services	0.1
Office REITs	0.1
Independent Power & Renewable Electricity Producers	0.1
Health Care REITs	0.1
Wireless Telecommunication Services	0.0	*
Personal Care Products	0.0	*
Residential REITs	0.0	*
Water Utilities	0.0	*

	101.1
Liabilities in excess of other assets	(1.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$66,447	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,928,163

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$66,447

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$7,940,909

*	Average volume is based on average quarter end balances for the year ended December 31, 2025
(1)	Notional Amount in USD

SEE NOTES TO FINANCIAL STATEMENTS.

A10

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$11,913,122	$(11,913,122)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions

SEE NOTES TO FINANCIAL STATEMENTS.

A11

PSF GLOBAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $11,913,122:
Unaffiliated investments (cost $529,637,769)	$728,660,825
Affiliated investments (cost $299,139,100)	351,086,714
Foreign currency, at value (cost $874,159)	877,487
Tax reclaim receivable	1,565,330
Dividends and interest receivable	253,808
Receivable for Portfolio shares sold	8,805
Receivable from affiliate	2,297
Prepaid expenses and other assets	9,652

Total Assets	1,082,464,918

LIABILITIES
Payable to broker for collateral for securities on loan	12,293,390
Payable to affiliate	818,793
Management fee payable	435,859
Payable for Portfolio shares purchased	251,367
Accrued expenses and other liabilities	189,786
Due to broker-variation margin futures	132,503
Trustees’ fees payable	970
Affiliated transfer agent fee payable	595
Distribution fee payable	414

Total Liabilities	14,123,677

NET ASSETS	$1,068,341,241

Net assets were comprised of:
Partners’ Equity	$1,068,341,241

Class I:
Net asset value and redemption price per share, $1,066,455,417 / 13,753,557 outstanding shares of beneficial interest	$77.54

Class III:
Net asset value and redemption price per share, $1,885,824 / 24,609 outstanding shares of beneficial interest	$76.63

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $707,482 foreign withholding tax, of which $98,670 is reimbursable by an affiliate)	$13,973,970
Affiliated dividend income	1,769,083
Interest income	116,819
Income from securities lending, net (including affiliated income of $37,925)	43,979

Total income	15,903,851

EXPENSES
Management fee	7,322,426
Distribution fee—Class III	4,275
Custodian and accounting fees	197,665
Shareholders’ reports	101,646
Professional fees	68,961
Audit fee	43,667
Trustees’ fees	24,720
Transfer agent’s fees and expenses (including affiliated expense of $7,630)	12,429
Miscellaneous	119,216

Total expenses	7,895,005
Less: Fee waivers and/or expense reimbursement	(2,145,314)

Net expenses	5,749,691

NET INVESTMENT INCOME (LOSS)	10,154,160

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,246,412) (net of foreign capital gains taxes $(1,800))	203,735,097
Net capital gain distributions received	3,683,658
Futures transactions	1,928,163
Foreign currency transactions	236,585

209,583,503

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $51,928,245)	(23,109,565)
Futures	66,447
Foreign currencies	105,448

(22,937,670)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	186,645,833

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$196,799,993

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$10,154,160	$10,974,890
Net realized gain (loss) on investment and foreign currency transactions	209,583,503	138,215,688
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(22,937,670)	622,670

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	196,799,993	149,813,248

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	26,158,843	17,465,316
Portfolio shares purchased	(80,138,500)	(321,783,089)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(53,979,657)	(304,317,773)

TOTAL INCREASE (DECREASE)	142,820,336	(154,504,525)
NET ASSETS:
Beginning of year	925,520,905	1,080,025,430

End of year	$1,068,341,241	$925,520,905

SEE NOTES TO FINANCIAL STATEMENTS.

A12

PSF GLOBAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a) :
Net Asset Value, beginning of year	$63.54	$55.18	$46.14	$56.82	$48.06

Income (Loss) From Investment Operations:
Net investment income (loss)	0.72	0.68	0.74	0.63	0.46
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.28	7.68	8.30	(11.31)	8.30

Total from investment operations	14.00	8.36	9.04	(10.68)	8.76

Net Asset Value, end of year	$77.54	$63.54	$55.18	$46.14	$56.82

Total Return(b)	22.03%	15.15%	19.59%	(18.80)%	18.23%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,066.5	$924.2	$1,078.9	$1,186.9	$1,518.5
Average net assets (in millions)	$974.6	$978.8	$1,072.5	$1,262.8	$1,472.2
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.59%	0.76%	0.78%	0.75%	0.74%
Expenses before waivers and/or expense reimbursement	0.81%	0.85%	0.83%	0.79%	0.78%
Net investment income (loss)	1.04%	1.12%	1.48%	1.30%	0.86%
Portfolio turnover rate(d)	123%	35%	41%	52%	21%

Class III
	Year Ended December 31,				April 26, 2021(e) through December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$62.95	$54.80	$45.94	$56.72	$53.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.53	0.53	0.58	0.54	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.15	7.62	8.28	(11.32)	3.44

Total from investment operations	13.68	8.15	8.86	(10.78)	3.59

Net Asset Value, end of period	$76.63	$62.95	$54.80	$45.94	$56.72

Total Return(b)	21.73%	14.87%	19.29%	(19.01)%	6.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.9	$1.3	$1.1	$0.6	$0.2
Average net assets (in millions)	$1.7	$1.3	$0.8	$0.5	$0.1
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.83%	1.01%	1.03%	1.00%	0.99	%(f)
Expenses before waivers and/or expense reimbursement	1.06%	1.10%	1.08%	1.04%	1.03	%(f)
Net investment income (loss)	0.77%	0.86%	1.15%	1.14%	0.40	%(f)
Portfolio turnover rate(d)	123%	35%	41%	52%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	Commencement of offering.
(f)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENTS — 88.6%
AFFILIATED EXCHANGE-TRADED FUND — 1.9%
PGIM AAA CLO ETF	1,051,964	$53,923,675

(cost $54,028,882)(wa)
COMMON STOCKS — 51.7%
Aerospace & Defense — 1.2%
Airbus SE (France)	789	183,225
Axon Enterprise, Inc.*	1,980	1,124,501
Boeing Co. (The)*	19,450	4,222,984
Elbit Systems Ltd. (Israel)	46	26,410
General Dynamics Corp.	6,200	2,087,292
General Electric Co.	26,178	8,063,609
Howmet Aerospace, Inc.	9,980	2,046,100
Huntington Ingalls Industries, Inc.	1,000	340,070
L3Harris Technologies, Inc.	4,470	1,312,258
Lockheed Martin Corp.	5,020	2,428,023
Northrop Grumman Corp.	3,362	1,917,046
Rolls-Royce Holdings PLC (United Kingdom)	14,605	225,877
RTX Corp.	33,155	6,080,627
Saab AB (Sweden) (Class B Stock)	146	8,471
Safran SA (France)	471	164,057
Singapore Technologies Engineering Ltd. (Singapore)	12,700	82,983
Textron, Inc.	4,500	392,265
Thales SA (France)	80	21,581
TransDigm Group, Inc.	1,390	1,848,492

		32,575,871

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	2,900	466,204
Deutsche Post AG (Germany)	308	16,794
Expeditors International of Washington, Inc.	3,400	506,634
FedEx Corp.	5,480	1,582,953
United Parcel Service, Inc. (Class B Stock)	18,400	1,825,096

		4,397,681

Automobile Components — 0.0%
Aptiv PLC*	5,600	426,104
Sumitomo Electric Industries Ltd. (Japan)	1,800	72,499

		498,603

Automobiles — 1.2%
Bayerische Motoren Werke AG (Germany)	495	53,676
Ford Motor Co.	98,785	1,296,059
General Motors Co.	23,100	1,878,492
Honda Motor Co. Ltd. (Japan)	15,000	147,220
Isuzu Motors Ltd. (Japan)	8,200	127,978
Mercedes-Benz Group AG (Germany)	2,125	147,309
Subaru Corp. (Japan)	2,100	45,216
Tesla, Inc.*	69,520	31,264,534
Toyota Motor Corp. (Japan)	7,000	150,340

		35,110,824

	Shares	Value
COMMON STOCKS (continued)
Banks — 2.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	524	$18,308
AIB Group PLC (Ireland)	5,308	56,744
ANZ Group Holdings Ltd. (Australia)	490	11,847
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,590	201,498
Banco Santander SA (Spain)	12,027	141,564
Bank Hapoalim BM (Israel)	2,610	59,031
Bank Leumi Le-Israel BM (Israel)	1,872	41,255
Bank of America Corp.	168,241	9,253,255
Barclays PLC (United Kingdom)	24,507	156,872
BNP Paribas SA (France)	2,143	202,743
BOC Hong Kong Holdings Ltd. (China)	20,500	104,037
CaixaBank SA (Spain)	7,896	96,537
Citigroup, Inc.	44,335	5,173,451
Citizens Financial Group, Inc.	11,100	648,351
Commonwealth Bank of Australia (Australia)	494	52,729
Credit Agricole SA (France)	3,496	71,975
DBS Group Holdings Ltd. (Singapore)	4,600	201,501
Fifth Third Bancorp(a)	16,721	782,710
HSBC Holdings PLC (United Kingdom)	16,869	265,450
Huntington Bancshares, Inc.	39,536	685,950
ING Groep NV (Netherlands)	4,553	127,977
Intesa Sanpaolo SpA (Italy)	18,107	125,121
JPMorgan Chase & Co.	67,445	21,732,128
KeyCorp	23,500	485,040
Lloyds Banking Group PLC (United Kingdom)	30,675	40,574
M&T Bank Corp.	3,905	786,779
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,400	101,575
National Australia Bank Ltd. (Australia)	1,162	32,672
NatWest Group PLC (United Kingdom)	21,628	189,727
Nordea Bank Abp (Finland)	5,575	104,889
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,400	67,598
PNC Financial Services Group, Inc. (The)	9,733	2,031,569
Regions Financial Corp.	22,503	609,831
Societe Generale SA (France)	1,259	101,355
Standard Chartered PLC (United Kingdom)	5,114	124,784
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,200	102,917
Swedbank AB (Sweden) (Class A Stock)	2,722	94,440
Truist Financial Corp.	31,701	1,560,006
U.S. Bancorp	38,485	2,053,560
UniCredit SpA (Italy)	1,864	154,389
Wells Fargo & Co.	77,764	7,247,605

		56,100,344

Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	775	49,740
Brown-Forman Corp. (Class B Stock)	5,275	137,467
Coca-Cola Co. (The)	96,501	6,746,385

SEE NOTES TO FINANCIAL STATEMENTS.

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	3,540	$488,378
Keurig Dr. Pepper, Inc.	34,300	960,743
Molson Coors Beverage Co. (Class B Stock)	4,400	205,392
Monster Beverage Corp.*	18,000	1,380,060
PepsiCo, Inc.	34,307	4,923,741

		14,891,906

Biotechnology — 0.9%
AbbVie, Inc.	43,801	10,008,091
Amgen, Inc.	13,337	4,365,333
Argenx SE (Netherlands)*	125	105,443
Biogen, Inc.*	3,660	644,123
CSL Ltd. (Australia)	494	56,850
Gilead Sciences, Inc.	30,700	3,768,118
Incyte Corp.*	4,040	399,031
Moderna, Inc.*	8,750	258,038
Regeneron Pharmaceuticals, Inc.	2,500	1,929,675
Vertex Pharmaceuticals, Inc.*	6,200	2,810,832

		24,345,534

Broadline Retail — 2.0%
Amazon.com, Inc.*	241,000	55,627,620
eBay, Inc.	11,500	1,001,650
Harvey Norman Holdings Ltd. (Australia)	1,900	8,773
Next PLC (United Kingdom)	590	108,619
Prosus NV (China)*	1,470	91,021
Sea Ltd. (Singapore), ADR*	100	12,757

		56,850,440

Building Products — 0.2%
A.O. Smith Corp.	2,800	187,264
Allegion PLC	2,033	323,694
Builders FirstSource, Inc.*(a)	2,700	277,803
Carrier Global Corp.	19,602	1,035,770
Johnson Controls International PLC	15,122	1,810,859
Lennox International, Inc.	640	310,771
Masco Corp.	5,300	336,338
Nitto Boseki Co. Ltd. (Japan)	400	26,002
ROCKWOOL A/S (Denmark) (Class B Stock)	410	14,405
Trane Technologies PLC	5,400	2,101,680

		6,424,586

Capital Markets — 1.8%
3i Group PLC (United Kingdom)	267	11,708
Ameriprise Financial, Inc.	2,280	1,117,975
Amundi SA (France), 144A	1,097	90,667
Ares Management Corp. (Class A Stock)	5,100	824,313
Bank of New York Mellon Corp. (The)	17,258	2,003,481
Blackrock, Inc.	3,570	3,821,114
Blackstone, Inc.	18,200	2,805,348
Cboe Global Markets, Inc.	2,500	627,500
Charles Schwab Corp. (The)	41,350	4,131,278
CME Group, Inc.	8,800	2,403,104

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
Coinbase Global, Inc. (Class A Stock)*(a)	5,500	$1,243,770
Daiwa Securities Group, Inc. (Japan)	3,800	33,302
Deutsche Bank AG (Germany)	3,176	122,400
FactSet Research Systems, Inc.	800	232,152
Franklin Resources, Inc.	8,700	207,843
Futu Holdings Ltd. (Hong Kong), ADR*	100	16,421
Goldman Sachs Group, Inc. (The)	7,420	6,522,180
Interactive Brokers Group, Inc. (Class A Stock)	11,200	720,272
Intercontinental Exchange, Inc.	14,255	2,308,740
Invesco Ltd.	11,000	288,970
KKR & Co., Inc.	16,800	2,141,664
Moody’s Corp.	3,730	1,905,470
Morgan Stanley	30,019	5,329,273
MSCI, Inc.	1,940	1,113,036
Nasdaq, Inc.	11,400	1,107,282
Nomura Holdings, Inc. (Japan)	7,000	58,313
Northern Trust Corp.	4,600	628,314
Raymond James Financial, Inc.	4,450	714,626
Robinhood Markets, Inc. (Class A Stock)*	19,500	2,205,450
S&P Global, Inc.	7,700	4,023,943
SBI Holdings, Inc. (Japan)	3,900	84,045
Singapore Exchange Ltd. (Singapore)	7,500	98,730
State Street Corp.	7,300	941,773
T. Rowe Price Group, Inc.	5,500	563,090
UBS Group AG (Switzerland)	4,379	202,199

		50,649,746

Chemicals — 0.5%
Air Products & Chemicals, Inc.	5,400	1,333,908
Albemarle Corp.	3,100	438,464
Asahi Kasei Corp. (Japan)	14,300	127,109
CF Industries Holdings, Inc.	3,800	293,892
Corteva, Inc.	17,147	1,149,363
Dow, Inc.	18,547	433,629
DuPont de Nemours, Inc.	10,547	423,989
Ecolab, Inc.	6,200	1,627,624
International Flavors & Fragrances, Inc.	6,400	431,296
Linde PLC	11,500	4,903,485
LyondellBasell Industries NV (Class A Stock)	6,800	294,440
Mosaic Co. (The)	8,200	197,538
PPG Industries, Inc.(a)	5,500	563,530
Sherwin-Williams Co. (The)	5,650	1,830,770
Yara International ASA (Brazil)	2,934	120,065

		14,169,102

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	4,774	72,901
Cintas Corp.	8,520	1,602,356
Copart, Inc.*	22,600	884,790
Republic Services, Inc.	4,965	1,052,232
Rollins, Inc.	7,700	462,154
Securitas AB (Sweden) (Class B Stock)	625	9,939
Veralto Corp.	6,333	631,907

SEE NOTES TO FINANCIAL STATEMENTS.

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Waste Management, Inc.	9,042	$1,986,618

		6,702,897

Communications Equipment — 0.5%
Arista Networks, Inc.*	25,600	3,354,368
Cisco Systems, Inc.	97,600	7,518,128
F5, Inc.*	1,400	357,364
Motorola Solutions, Inc.	4,109	1,575,062
Nokia OYJ (Finland)	12,841	82,787
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	10,217	99,432

		12,987,141

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	712	70,677
Bouygues SA (France)	666	34,622
Comfort Systems USA, Inc.	860	802,630
Eiffage SA (France)	681	97,573
EMCOR Group, Inc.	1,120	685,205
HOCHTIEF AG (Germany)	312	122,142
Kajima Corp. (Japan)	1,500	55,931
Quanta Services, Inc.	3,600	1,519,416
Taisei Corp. (Japan)	500	47,386
Vinci SA (France)	529	74,421

		3,510,003

Construction Materials — 0.1%
CRH PLC	16,600	2,071,680
Martin Marietta Materials, Inc.	1,540	958,896
Vulcan Materials Co.	3,300	941,226

		3,971,802

Consumer Finance — 0.3%
American Express Co.	13,300	4,920,335
Capital One Financial Corp.	15,730	3,812,323
Synchrony Financial(a)	8,872	740,191

		9,472,849

Consumer Staples Distribution & Retail — 0.9%
Carrefour SA (France)	2,229	37,192
Costco Wholesale Corp.	10,990	9,477,116
Dollar General Corp.	5,600	743,512
Dollar Tree, Inc.*	4,665	573,842
Koninklijke Ahold Delhaize NV (Netherlands)	3,312	135,815
Kroger Co. (The)	15,192	949,196
Sonae SGPS SA (Portugal)	5,589	10,586
Sysco Corp.	12,000	884,280
Target Corp.	11,360	1,110,440
Tesco PLC (United Kingdom)	24,946	148,350
Tsuruha Holdings, Inc. (Japan)	1,500	27,560
Walmart, Inc.	108,800	12,121,408

		26,219,297

Containers & Packaging — 0.1%
Amcor PLC	58,250	485,805
Avery Dennison Corp.	1,900	345,572

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
Ball Corp.	7,100	$376,087
International Paper Co.(a)	13,573	534,640
Packaging Corp. of America	2,100	433,083
Smurfit WestRock PLC	13,044	504,412

		2,679,599

Distributors — 0.0%
Genuine Parts Co.	3,400	418,064
Pool Corp.	780	178,425

		596,489

Diversified REITs — 0.0%
Charter Hall Group (Australia)	989	16,086
Covivio SA (France)	715	47,462
Stockland (Australia)	25,838	98,513

		162,061

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	179,336	4,454,706
Deutsche Telekom AG (Germany)	7,160	233,066
Telia Co. AB (Sweden)	13,563	57,968
Verizon Communications, Inc.	105,076	4,279,745

		9,025,485

Electric Utilities — 0.8%
Acciona SA (Spain)	47	10,229
Alliant Energy Corp.(a)	6,800	442,068
American Electric Power Co., Inc.(a)	13,260	1,529,011
Constellation Energy Corp.	7,704	2,721,592
Duke Energy Corp.	19,461	2,281,024
Edison International	9,600	576,192
Endesa SA (Spain)	670	24,107
Enel SpA (Italy)	19,388	201,583
Entergy Corp.	11,200	1,035,216
Evergy, Inc.	6,100	442,189
Eversource Energy(a)	9,300	626,169
Exelon Corp.(a)	25,013	1,090,317
FirstEnergy Corp.	12,856	575,563
Iberdrola SA (Spain)	500	10,827
Kansai Electric Power Co., Inc. (The) (Japan)	2,000	31,409
NextEra Energy, Inc.	51,600	4,142,448
NRG Energy, Inc.	4,800	764,352
PG&E Corp.	55,500	891,885
Pinnacle West Capital Corp.	3,200	283,840
PPL Corp.(a)	18,300	640,866
Southern Co. (The)	27,400	2,389,280
Xcel Energy, Inc.	14,610	1,079,095

		21,789,262

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	3,083	227,271
AMETEK, Inc.	5,600	1,149,736
Eaton Corp. PLC	9,537	3,037,630
Emerson Electric Co.	13,800	1,831,536
Fujikura Ltd. (Japan)	500	55,448
GE Vernova, Inc.	6,714	4,388,069
Generac Holdings, Inc.*	1,400	190,918

SEE NOTES TO FINANCIAL STATEMENTS.

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Hubbell, Inc.	1,200	$532,932
Mitsubishi Electric Corp. (Japan)	2,600	75,808
Rockwell Automation, Inc.	2,700	1,050,489
Schneider Electric SE	107	29,272
Siemens Energy AG (Germany)*	1,059	148,566
Vestas Wind Systems A/S (Denmark)	1,050	28,399

		12,746,074

Electronic Equipment, Instruments & Compponents — 0.4%
Amphenol Corp. (Class A Stock)	30,400	4,108,256
CDW Corp.	3,250	442,650
Corning, Inc.	19,400	1,698,664
Halma PLC (United Kingdom)	2,690	127,681
Jabil, Inc.	2,700	615,654
Keysight Technologies, Inc.*	4,200	853,398
Murata Manufacturing Co. Ltd. (Japan)	1,900	39,269
TE Connectivity PLC (Switzerland)	7,200	1,638,072
Teledyne Technologies, Inc.*	1,180	602,661
Zebra Technologies Corp. (Class A Stock)*	1,170	284,099

		10,410,404

Energy Equipment & Services — 0.1%
Baker Hughes Co.	24,898	1,133,855
Halliburton Co.	20,800	587,808
SLB Ltd.	37,724	1,447,847
Tenaris SA	1,501	28,963

		3,198,473

Entertainment — 0.7%
Anycolor, Inc. (Japan)	300	9,255
Electronic Arts, Inc.	5,600	1,144,248
Live Nation Entertainment, Inc.*(a)	3,900	555,750
Netflix, Inc.*	105,300	9,872,928
Nexon Co. Ltd. (Japan)	3,400	83,050
Take-Two Interactive Software, Inc.*	4,300	1,100,929
TKO Group Holdings, Inc.	1,700	355,300
Walt Disney Co. (The)	44,182	5,026,586
Warner Bros Discovery, Inc.*	61,376	1,768,856

		19,916,902

Financial Services — 2.0%
Apollo Global Management, Inc.(a)	11,500	1,664,740
Banca Mediolanum SpA (Italy)	1,921	43,619
Berkshire Hathaway, Inc. (Class B Stock)*	45,655	22,948,486
Block, Inc.*	13,600	885,224
Corpay, Inc.*	1,700	511,581
Edenred SE (France)	354	7,825
Fidelity National Information Services, Inc.	13,100	870,626
Fiserv, Inc.*	13,700	920,229
Global Payments, Inc.	6,177	478,100
Investor AB (Sweden) (Class B Stock)	3,025	107,798
Jack Henry & Associates, Inc.	1,700	310,216
Mastercard, Inc. (Class A Stock)	20,310	11,594,573
ORIX Corp. (Japan)	4,200	122,838
PayPal Holdings, Inc.	23,200	1,354,416

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
Visa, Inc. (Class A Stock)	41,800	$14,659,678

		56,479,949

Food Products — 0.2%
Archer-Daniels-Midland Co.	12,126	697,124
Bunge Global SA	3,400	302,872
Campbell’s Company (The)	5,700	158,859
Conagra Brands, Inc.	12,300	212,913
Danone SA (France)	216	19,483
General Mills, Inc.	13,400	623,100
Hershey Co. (The)(a)	3,600	655,128
Hormel Foods Corp.	7,400	175,380
J.M. Smucker Co. (The)	2,600	254,306
Kraft Heinz Co. (The)	21,467	520,575
Lamb Weston Holdings, Inc.	3,400	142,426
McCormick & Co., Inc.	6,540	445,439
Mondelez International, Inc. (Class A Stock)	31,953	1,720,030
Nestle SA	2,231	221,447
Tyson Foods, Inc. (Class A Stock)	7,000	410,340
WH Group Ltd. (Hong Kong), 144A	99,000	110,287

		6,669,709

Gas Utilities — 0.0%
Atmos Energy Corp.	4,100	687,283
Italgas SpA (Italy)	3,605	40,209
Naturgy Energy Group SA (Spain)	2,482	75,573
Osaka Gas Co. Ltd. (Japan)	2,600	90,342
Tokyo Gas Co. Ltd. (Japan)	300	11,893

		905,300

Ground Transportation — 0.4%
CSX Corp.	46,100	1,671,125
J.B. Hunt Transport Services, Inc.	1,900	369,246
Norfolk Southern Corp.	5,500	1,587,960
Old Dominion Freight Line, Inc.(a)	4,430	694,624
Uber Technologies, Inc.*	51,700	4,224,407
Union Pacific Corp.	14,560	3,368,019

		11,915,381

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	43,150	5,406,263
Align Technology, Inc.*	1,640	256,086
Baxter International, Inc.	13,800	263,718
Becton, Dickinson & Co.	7,110	1,379,838
Boston Scientific Corp.*	36,667	3,496,198
Cooper Cos., Inc. (The)*	4,960	406,522
Dexcom, Inc.*	10,060	667,682
Edwards Lifesciences Corp.*	14,700	1,253,175
EssilorLuxottica SA (France)	161	50,908
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,559	55,599
GE HealthCare Technologies, Inc.	11,492	942,574
Hologic, Inc.*	5,600	417,144
Hoya Corp. (Japan)	400	60,668
IDEXX Laboratories, Inc.*	2,020	1,366,591
Insulet Corp.*	1,600	454,784
Intuitive Surgical, Inc.*	8,780	4,972,641

SEE NOTES TO FINANCIAL STATEMENTS.

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Medtronic PLC	31,990	$3,072,959
ResMed, Inc.(a)	3,600	867,132
Solventum Corp.*	3,770	298,735
STERIS PLC	2,450	621,124
Stryker Corp.	8,400	2,952,348
Zimmer Biomet Holdings, Inc.	4,700	422,624

		29,685,313

Health Care Providers & Services — 0.8%
Ambea AB (Sweden), 144A	1,944	29,747
Cardinal Health, Inc.	5,950	1,222,725
Cencora, Inc.	4,700	1,587,425
Centene Corp.*	11,650	479,398
Cigna Group (The)	6,500	1,788,995
CVS Health Corp.	31,383	2,490,555
DaVita, Inc.*	900	102,249
Elevance Health, Inc.	5,520	1,935,036
Fresenius Medical Care AG (Germany)	2,195	104,845
Fresenius SE & Co. KGaA (Germany)	1,368	78,375
HCA Healthcare, Inc.	3,900	1,820,754
Henry Schein, Inc.*	2,600	196,508
Humana, Inc.	2,810	719,725
Labcorp Holdings, Inc.	1,900	476,672
McKesson Corp.	3,050	2,501,885
Molina Healthcare, Inc.*	1,350	234,279
Quest Diagnostics, Inc.	2,800	485,884
Sonic Healthcare Ltd. (Australia)	3,949	59,460
UnitedHealth Group, Inc.	22,320	7,368,055
Universal Health Services, Inc. (Class B Stock)	1,300	283,426

		23,965,998

Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	4,180	204,569
Healthpeak Properties, Inc.	18,600	299,088
Ventas, Inc.	11,668	902,870
Welltower, Inc.	17,000	3,155,370

		4,561,897

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	16,082	285,134

Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. (Class A Stock)*	10,500	1,425,060
Aristocrat Leisure Ltd. (Australia)	248	9,601
Booking Holdings, Inc.	800	4,284,264
Carnival Corp.*	27,300	833,742
Chipotle Mexican Grill, Inc.*	32,700	1,209,900
Darden Restaurants, Inc.	2,950	542,859
Domino’s Pizza, Inc.	620	258,428
DoorDash, Inc. (Class A Stock)*	9,100	2,060,968
Expedia Group, Inc.	2,950	835,765
Galaxy Entertainment Group Ltd. (Macau)	10,000	49,308
Hilton Worldwide Holdings, Inc.	5,800	1,666,050
Las Vegas Sands Corp.	7,750	504,448
Marriott International, Inc. (Class A Stock)	5,528	1,715,007
McDonald’s Corp.	17,700	5,409,651

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
MGM Resorts International*	5,300	$193,397
Norwegian Cruise Line Holdings Ltd.*(a)	12,000	267,840
Royal Caribbean Cruises Ltd.(a)	6,200	1,729,304
Starbucks Corp.	28,100	2,366,301
Wynn Resorts Ltd.	2,100	252,693
Yum! Brands, Inc.	6,900	1,043,832

		26,658,418

Household Durables — 0.1%
D.R. Horton, Inc.(a)	6,800	979,404
Garmin Ltd.	4,100	831,685
Lennar Corp. (Class A Stock)	5,300	544,840
NVR, Inc.*	70	510,494
Panasonic Holdings Corp. (Japan)	5,100	66,116
PulteGroup, Inc.	4,822	565,428
Sony Group Corp. (Japan)	3,800	97,474

		3,595,441

Household Products — 0.4%
Church & Dwight Co., Inc.	6,100	511,485
Clorox Co. (The)	3,000	302,490
Colgate-Palmolive Co.	20,200	1,596,204
Essity AB (Sweden) (Class B Stock)	799	22,972
Kimberly-Clark Corp.(a)	8,400	847,476
Procter & Gamble Co. (The)	58,025	8,315,563
Reckitt Benckiser Group PLC (United Kingdom)	937	75,822

		11,672,012

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	19,500	279,630
RWE AG (Germany)	942	49,914
Solaria Energia y Medio Ambiente SA (Spain)*	2,175	46,229
Vistra Corp.	7,900	1,274,507

		1,650,280

Industrial Conglomerates — 0.2%
3M Co.	13,180	2,110,118
CK Hutchison Holdings Ltd. (United Kingdom)	11,000	74,783
Hitachi Ltd. (Japan)	6,400	200,714
Honeywell International, Inc.	15,712	3,065,254
Sekisui Chemical Co. Ltd. (Japan)	1,100	18,499
Siemens AG (Germany)	609	170,567

		5,639,935

Industrial REITs — 0.1%
Prologis, Inc.	23,384	2,985,201

Insurance — 0.9%
Admiral Group PLC (United Kingdom)	604	25,838
Aegon Ltd.	5,937	46,168
Aflac, Inc.	12,000	1,323,240
AIA Group Ltd. (Hong Kong)	7,600	78,228
Allianz SE (Germany)	318	147,036
Allstate Corp. (The)	6,500	1,352,975
American International Group, Inc.	13,339	1,141,151

SEE NOTES TO FINANCIAL STATEMENTS.

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Aon PLC (Class A Stock)	5,300	$1,870,264
Arch Capital Group Ltd.*	9,500	911,240
Arthur J. Gallagher & Co.	6,300	1,630,377
Assurant, Inc.	1,300	313,105
AXA SA (France)	4,019	192,836
Brown & Brown, Inc.(a)	7,200	573,840
Chubb Ltd.	9,086	2,835,922
Cincinnati Financial Corp.	3,937	642,991
Erie Indemnity Co. (Class A Stock)	500	143,325
Everest Group Ltd.	1,040	352,924
Globe Life, Inc.	1,825	255,245
Hartford Insurance Group, Inc. (The)	7,000	964,600
Loews Corp.	4,175	439,669
Marsh & McLennan Cos., Inc.	12,000	2,226,240
MetLife, Inc.	13,650	1,077,531
MS&AD Insurance Group Holdings, Inc. (Japan)	4,600	107,994
NN Group NV (Netherlands)	1,303	100,519
Phoenix Group Holdings PLC (United Kingdom)	5,837	57,785
Principal Financial Group, Inc.	5,100	449,871
Progressive Corp. (The)	14,400	3,279,168
Prudential PLC (Hong Kong)	4,238	65,194
QBE Insurance Group Ltd. (Australia)	4,336	57,406
Sompo Holdings, Inc. (Japan)	2,500	84,856
Talanx AG (Germany)	328	43,571
Tokio Marine Holdings, Inc. (Japan)	200	7,393
Travelers Cos., Inc. (The)	5,535	1,605,482
Unipol Assicurazioni SpA (Italy)	2,802	67,225
W.R. Berkley Corp.	7,500	525,900
Willis Towers Watson PLC	2,340	768,924

		25,766,033

Interactive Media & Services — 4.1%
Alphabet, Inc. (Class A Stock)	144,200	45,134,600
Alphabet, Inc. (Class C Stock)	115,160	36,137,208
LY Corp. (Japan)	21,500	57,210
Match Group, Inc.	6,600	213,114
Meta Platforms, Inc. (Class A Stock)	53,950	35,611,856
Scout24 SE (Germany), 144A	376	37,765

		117,191,753

IT Services — 0.5%
Accenture PLC (Class A Stock)	15,400	4,131,820
Akamai Technologies, Inc.*	3,800	331,550
Capgemini SE (France)	468	77,711
Cognizant Technology Solutions Corp. (Class A Stock)	12,200	1,012,600
Dentsu Soken, Inc. (Japan)	1,500	26,219
EPAM Systems, Inc.*	1,340	274,539
Fujitsu Ltd. (Japan)	900	24,735
Gartner, Inc.*(a)	1,840	464,195
GoDaddy, Inc. (Class A Stock)*	3,400	421,872
International Business Machines Corp.	23,200	6,872,072
NEC Corp. (Japan)	4,700	159,027
Obic Co. Ltd. (Japan)	400	12,555
Otsuka Corp. (Japan)	3,900	80,362

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
VeriSign, Inc.	2,080	$505,336

		14,394,593

Leisure Products — 0.0%
Hasbro, Inc.	3,200	262,400

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	6,914	940,788
Bio-Techne Corp.	3,800	223,478
Charles River Laboratories International, Inc.*	1,160	231,397
Danaher Corp.	15,600	3,571,152
IQVIA Holdings, Inc.*(a)	4,200	946,722
Lonza Group AG (Switzerland)	126	84,951
Medcap AB (Sweden)*	115	6,848
Mettler-Toledo International, Inc.*(a)	500	697,095
QIAGEN NV	350	15,917
Revvity, Inc.(a)	3,100	299,925
Thermo Fisher Scientific, Inc.	9,300	5,388,885
Waters Corp.*	1,400	531,762
West Pharmaceutical Services, Inc.	1,800	495,252

		13,434,172

Machinery — 0.8%
Atlas Copco AB (Sweden) (Class B Stock)	1,156	18,481
Caterpillar, Inc.	11,600	6,645,292
Cummins, Inc.	3,350	1,710,008
Daifuku Co. Ltd. (Japan)	3,300	103,870
Deere & Co.	6,140	2,858,600
Dover Corp.	3,400	663,816
Fortive Corp.	7,850	433,399
IDEX Corp.	1,910	339,865
Illinois Tool Works, Inc.	6,600	1,625,580
Ingersoll Rand, Inc.	9,100	720,902
Komatsu Ltd. (Japan)	700	22,213
Mitsubishi Heavy Industries Ltd. (Japan)	2,300	56,149
Nordson Corp.	1,300	312,559
NTN Corp. (Japan)	6,100	14,333
Otis Worldwide Corp.	9,601	838,647
PACCAR, Inc.	13,114	1,436,114
Parker-Hannifin Corp.	3,145	2,764,329
Pentair PLC	4,177	434,993
Sandvik AB (Sweden)	4,222	136,375
Schindler Holding AG (Switzerland)	23	8,138
SMC Corp. (Japan)	100	34,600
Snap-on, Inc.	1,300	447,980
Stanley Black & Decker, Inc.	3,847	285,755
Wartsila OYJ Abp (Finland)	3,703	131,103
Westinghouse Air Brake Technologies Corp.	4,151	886,031
Xylem, Inc.	6,200	844,316
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,600	7,024

		23,780,472

SEE NOTES TO FINANCIAL STATEMENTS.

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Class B Stock)	10	$22,945
Kawasaki Kisen Kaisha Ltd. (Japan)	3,000	41,761
Mitsui OSK Lines Ltd. (Japan)	900	27,058
Nippon Yusen KK (Japan)	3,500	113,371
SITC International Holdings Co. Ltd. (China)	11,000	39,362

		244,497

Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	2,260	471,775
Comcast Corp. (Class A Stock)	89,980	2,689,502
Fox Corp. (Class A Stock)	5,200	379,964
Fox Corp. (Class B Stock)	4,133	268,356
Future PLC (United Kingdom)	4,158	29,506
News Corp. (Class A Stock)	9,675	252,711
News Corp. (Class B Stock)	3,800	112,594
Omnicom Group, Inc.	7,913	638,975
Paramount Skydance Corp. (Class B Stock)(a)	6,890	92,326
Publicis Groupe SA (France)	339	35,204
Trade Desk, Inc. (The) (Class A Stock)*	11,000	417,560
WPP PLC (United Kingdom)	5,651	25,386

		5,413,859

Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	1,260	57,859
BHP Group Ltd. (Australia)	6,497	196,074
Boliden AB (Sweden)*	1,842	102,040
Evolution Mining Ltd. (Australia)	10,152	84,959
Fortescue Ltd. (Australia)	4,748	69,428
Freeport-McMoRan, Inc.	35,588	1,807,514
Fresnillo PLC (Mexico)	3,202	142,779
JFE Holdings, Inc. (Japan)	700	8,924
JX Advanced Metals Corp. (Japan)	1,800	22,502
Newmont Corp.	27,100	2,705,935
Northern Star Resources Ltd. (Australia)	912	16,049
Nucor Corp.	5,600	913,416
Rio Tinto Ltd. (Australia)	275	26,828
Rio Tinto PLC (Australia)	1,520	122,438
Steel Dynamics, Inc.(a)	3,350	567,657

		6,844,402

Multi-Utilities — 0.3%
Ameren Corp.	6,500	649,090
CenterPoint Energy, Inc.	17,000	651,780
CMS Energy Corp.	7,900	552,447
Consolidated Edison, Inc.	8,900	883,948
Dominion Energy, Inc.(a)	21,615	1,266,423
DTE Energy Co.(a)	5,000	644,900
E.ON SE (Germany)	2,088	39,536
Engie SA (France)	6,358	167,021
National Grid PLC (United Kingdom)	3,750	57,519
NiSource, Inc.	12,400	517,824
Public Service Enterprise Group, Inc.	12,600	1,011,780
Sempra(a)	16,438	1,451,311

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
WEC Energy Group, Inc.(a)	8,213	$866,143

		8,759,722

Office REITs — 0.0%
BXP, Inc.(a)	4,000	269,920

Oil, Gas & Consumable Fuels — 1.3%
APA Corp.	9,614	235,158
Chevron Corp.	46,899	7,147,877
ConocoPhillips	30,745	2,878,039
Coterra Energy, Inc.	19,500	513,240
Devon Energy Corp.	16,000	586,080
Diamondback Energy, Inc.(a)	4,800	721,584
ENEOS Holdings, Inc. (Japan)	8,900	62,968
EOG Resources, Inc.	13,400	1,407,134
EQT Corp.	15,400	825,440
Equinor ASA (Norway)	1,443	34,029
Expand Energy Corp.	6,000	662,160
Exxon Mobil Corp.	104,414	12,565,181
Friedrich Vorwerk Group SE (Germany)	220	20,843
Galp Energia SGPS SA (Portugal)	1,615	27,811
Inpex Corp. (Japan)	1,300	26,001
Kinder Morgan, Inc.	48,498	1,333,210
Marathon Petroleum Corp.	7,319	1,190,289
Occidental Petroleum Corp.	18,304	752,660
ONEOK, Inc.	15,800	1,161,300
Phillips 66	10,138	1,308,208
Shell PLC	3,393	125,040
Targa Resources Corp.	5,300	977,850
Texas Pacific Land Corp.	1,410	404,980
TotalEnergies SE (France)	900	58,678
Valero Energy Corp.	7,500	1,220,925
Williams Cos., Inc. (The)	30,200	1,815,322
Woodside Energy Group Ltd. (Australia)	1,880	29,314

		38,091,321

Passenger Airlines — 0.1%
Delta Air Lines, Inc.	16,000	1,110,400
International Consolidated Airlines Group SA (United Kingdom)	21,580	119,821
Qantas Airways Ltd. (Australia)	10,017	69,204
Ryanair Holdings PLC (Italy)	1,672	57,647
Southwest Airlines Co.	13,200	545,556
United Airlines Holdings, Inc.*	8,100	905,742

		2,808,370

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,900	617,848
Kenvue, Inc.	48,500	836,625
Unilever PLC (United Kingdom)	322	21,039

		1,475,512

Pharmaceuticals — 1.7%
Astellas Pharma, Inc. (Japan)	10,900	145,074
AstraZeneca PLC (United Kingdom)	956	176,917
Bristol-Myers Squibb Co.	50,370	2,716,958

SEE NOTES TO FINANCIAL STATEMENTS.

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	19,670	$21,138,955
Galderma Group AG (Switzerland)	752	153,132
GSK PLC	3,489	85,540
Hikma Pharmaceuticals PLC (United Kingdom)	301	6,275
Johnson & Johnson	59,708	12,356,571
Merck & Co., Inc.	61,433	6,466,437
Novartis AG	2,684	369,844
Novo Nordisk A/S (Denmark) (Class B Stock)	1,025	51,986
Pfizer, Inc.	140,870	3,507,663
Roche Holding AG	951	392,735
Sandoz Group AG (Switzerland)	744	54,019
Sanofi SA	616	59,601
Sumitomo Pharma Co. Ltd. (Japan)*	2,200	32,491
UCB SA (Belgium)	68	18,947
Viatris, Inc.	29,386	365,856
Zoetis, Inc.	11,100	1,396,602

		49,495,603

Professional Services — 0.3%
Automatic Data Processing, Inc.	9,900	2,546,577
Broadridge Financial Solutions, Inc.	2,800	624,876
Computershare Ltd. (Australia)	1,135	25,723
Dayforce, Inc.*	4,150	287,014
Equifax, Inc.(a)	3,000	650,940
Jacobs Solutions, Inc.	3,100	410,626
Leidos Holdings, Inc.	3,200	577,280
Paychex, Inc.(a)	8,100	908,658
Paycom Software, Inc.	1,120	178,483
Recruit Holdings Co. Ltd. (Japan)	200	11,239
Teleperformance SE (France)	546	39,514
Verisk Analytics, Inc.	3,400	760,546

		7,021,476

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	7,300	1,173,767
CoStar Group, Inc.*	10,700	719,468
Daito Trust Construction Co. Ltd. (Japan)	1,900	36,180
Daiwa House Industry Co. Ltd. (Japan)	200	6,644
LEG Immobilien SE (Germany)	208	15,171
Vonovia SE (Germany)	1,308	37,643

		1,988,873
Residential REITs — 0.1%
AvalonBay Communities, Inc.(a)	3,575	648,183
Camden Property Trust	2,600	286,208
Equity Residential	9,000	567,360
Essex Property Trust, Inc.	1,450	379,436
Invitation Homes, Inc.	14,800	411,292
Mid-America Apartment Communities, Inc.	3,000	416,730
UDR, Inc.(a)	7,900	289,772

		2,998,981

Retail REITs — 0.1%
Federal Realty Investment Trust	2,100	211,680

	Shares	Value
COMMON STOCKS (continued)
Retail REITs (cont’d.)
Kimco Realty Corp.	17,800	$360,806
Klepierre SA (France)	1,584	62,672
Realty Income Corp.(a)	22,400	1,262,688
Regency Centers Corp.	4,200	289,926
Scentre Group (Australia)	3,778	10,561
Simon Property Group, Inc.	7,893	1,461,073
Unibail-Rodamco-Westfield (France)	528	57,418
Vicinity Ltd. (Australia)	29,154	49,635

		3,766,459

Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc.*	40,299	8,630,434
Advantest Corp. (Japan)	1,000	126,448
Analog Devices, Inc.	12,147	3,294,266
Applied Materials, Inc.	19,700	5,062,703
ASML Holding NV (Netherlands)	471	507,512
Broadcom, Inc.	117,000	40,493,700
First Solar, Inc.*(a)	2,700	705,321
Intel Corp.*	111,100	4,099,590
Kioxia Holdings Corp. (Japan)*	700	46,589
KLA Corp.	3,250	3,949,010
Lam Research Corp.	31,100	5,323,698
Microchip Technology, Inc.	13,500	860,220
Micron Technology, Inc.	27,700	7,905,857
Monolithic Power Systems, Inc.	1,180	1,069,505
NVIDIA Corp.	602,100	112,291,649
NXP Semiconductors NV (Netherlands)	6,300	1,367,478
ON Semiconductor Corp.*(a)	9,900	536,085
Qnity Electronics, Inc.	5,273	430,540
QUALCOMM, Inc.	26,500	4,532,825
Renesas Electronics Corp. (Japan)*	7,100	97,248
Skyworks Solutions, Inc.	3,700	234,617
Teradyne, Inc.	4,000	774,240
Texas Instruments, Inc.	22,500	3,903,525

		206,243,060

Software — 5.3%
Adobe, Inc.*	10,440	3,653,896
AppLovin Corp. (Class A Stock)*	6,700	4,514,594
Autodesk, Inc.*	5,200	1,539,252
Cadence Design Systems, Inc.*	6,700	2,094,286
Check Point Software Technologies Ltd. (Israel)*	100	18,556
Crowdstrike Holdings, Inc. (Class A Stock)*	6,100	2,859,436
Datadog, Inc. (Class A Stock)*	8,100	1,101,519
Fair Isaac Corp.*	600	1,014,372
Fortinet, Inc.*	15,600	1,238,796
Gen Digital, Inc.	14,678	399,095
Intuit, Inc.	6,940	4,597,195
Microsoft Corp.	184,240	89,102,149
Monday.com Ltd.*	100	14,756
Nice Ltd. (Israel)*	412	46,571
Oracle Corp.	41,650	8,118,001
Palantir Technologies, Inc. (Class A Stock)*	56,600	10,060,650
Palo Alto Networks, Inc.*(a)	16,900	3,112,980
PTC, Inc.*(a)	3,000	522,630
Roper Technologies, Inc.	2,560	1,139,533

SEE NOTES TO FINANCIAL STATEMENTS.

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Salesforce, Inc.	23,550	$6,238,630
SAP SE (Germany)	568	138,006
ServiceNow, Inc.*	25,650	3,929,323
Synopsys, Inc.*	4,487	2,107,634
Trend Micro, Inc. (Japan)	500	20,766
Trimble, Inc.*	5,900	462,265
Tyler Technologies, Inc.*	910	413,095
Workday, Inc. (Class A Stock)*(a)	5,300	1,138,334

		149,596,320

Specialized REITs — 0.4%
American Tower Corp.	11,560	2,029,589
Crown Castle, Inc.	10,800	959,796
Digital Realty Trust, Inc.(a)	7,900	1,222,209
Equinix, Inc.	2,424	1,857,172
Extra Space Storage, Inc.(a)	5,400	703,188
Iron Mountain, Inc.	7,602	630,586
Public Storage	3,820	991,290
SBA Communications Corp.	2,700	522,261
VICI Properties, Inc.	27,700	778,924
Weyerhaeuser Co.	17,818	422,108

		10,117,123

Specialty Retail — 0.9%
AutoZone, Inc.*	410	1,390,515
Avolta AG (Switzerland)*	371	21,882
Best Buy Co., Inc.	4,775	319,591
Carvana Co.*(a)	3,500	1,477,070
Home Depot, Inc. (The)	24,550	8,447,655
Industria de Diseno Textil SA (Spain)	655	43,207
JD Sports Fashion PLC (United Kingdom)	5,561	6,303
Kingfisher PLC (United Kingdom)	29,312	123,390
Lowe’s Cos., Inc.	13,900	3,352,124
O’Reilly Automotive, Inc.*	20,800	1,897,168
Ross Stores, Inc.	7,900	1,423,106
TJX Cos., Inc. (The)	27,600	4,239,636
Tractor Supply Co.(a)	13,300	665,133
Ulta Beauty, Inc.*	1,120	677,611
Williams-Sonoma, Inc.	3,100	553,629

		24,638,020

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	366,440	99,620,378
Dell Technologies, Inc. (Class C Stock)	7,400	931,512
Hewlett Packard Enterprise Co.	33,148	796,215
HP, Inc.(a)	24,148	538,018
Logitech International SA (Switzerland)	651	66,088
NetApp, Inc.	5,000	535,450
Sandisk Corp.*	3,300	783,354
Seagate Technology Holdings PLC	5,300	1,459,567
Super Micro Computer, Inc.*	13,100	383,437
Western Digital Corp.	8,403	1,447,585

		106,561,604

Textiles, Apparel & Luxury Goods — 0.2%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	575	123,999

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Deckers Outdoor Corp.*	3,920	$406,386
Lululemon Athletica, Inc.*	2,700	561,087
LVMH Moet Hennessy Louis Vuitton SE (France)	233	175,621
NIKE, Inc. (Class B Stock)	29,400	1,873,074
OVS SpA (Italy), 144A	2,075	11,775
Pandora A/S (Denmark)	273	30,190
Ralph Lauren Corp.	800	282,888
Tapestry, Inc.	5,200	664,404

		4,129,424

Tobacco — 0.3%
Altria Group, Inc.	42,500	2,450,550
British American Tobacco PLC (United Kingdom)	2,191	124,209
Imperial Brands PLC (United Kingdom)	3,258	136,804
Japan Tobacco, Inc. (Japan)	1,100	39,537
Philip Morris International, Inc.	38,600	6,191,440

		8,942,540

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	600	86,256
Fastenal Co.(a)	29,000	1,163,770
Marubeni Corp. (Japan)	1,500	41,775
Mitsubishi Corp. (Japan)	5,400	123,513
Mitsui & Co. Ltd. (Japan)	1,500	44,546
Sumitomo Corp. (Japan)	3,600	124,605
United Rentals, Inc.	1,600	1,294,912
W.W. Grainger, Inc.	1,100	1,109,955

		3,989,332

Water Utilities — 0.0%
American Water Works Co., Inc.(a)	5,000	652,500
United Utilities Group PLC (United Kingdom)	3,950	63,462

		715,962

Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	2,400	67,328
T-Mobile US, Inc.	11,800	2,395,872
Vodafone Group PLC (United Kingdom)	19,860	26,474

		2,489,674

TOTAL COMMON STOCKS (cost $249,561,598)		1,467,504,820

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	186	22,699

Banks — 0.0%
Citigroup Capital XIII, 10.470%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	20,000	604,000

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	15,000	336,750

SEE NOTES TO FINANCIAL STATEMENTS.

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
PREFERRED STOCKS (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	948	$77,343

TOTAL PREFERRED STOCKS (cost $969,414)		1,040,792

UNAFFILIATED EXCHANGE-TRADED FUNDS — 0.4%
iShares Core S&P 500 ETF	18,100	12,397,414
iShares MSCI EAFE ETF	500	48,015

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $6,812,598)		12,445,429

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

ASSET-BACKED SECURITIES — 7.1%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	19	18,964
Series 2021-03, Class C
1.410%	08/18/27	465	461,410
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	415	417,963
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,541,079
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,900	2,888,344
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,100	1,107,128
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,100	1,134,186
Series 2024-03A, Class A, 144A
5.230%	12/20/30	300	309,301
Series 2021-02, Class C
1.010%	01/19/27	471	466,861
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	601	611,576
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	219	222,151
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	514	520,099
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A
4.500%	04/20/28	1,000	1,005,065
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	392,048
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,700	2,753,905
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,800	1,860,439
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	2,200	2,256,091

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	5,500	$5,652,062
Series 2025-02, Class A, 144A
4.370%(cc)	02/15/38	5,138	5,180,340
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	196,189
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	514,186
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	2,200	2,230,171
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class B, 144A
1.260%	07/14/28	1,602	1,599,722
Series 2023-01A, Class A, 144A
5.410%	11/14/29	3,200	3,224,138
Series 2025-01A, Class A, 144A
5.360%	04/16/35	4,000	4,142,744
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	529	532,763
Series 2023-03, Class C
5.770%	11/15/30	900	916,700
Series 2023-04, Class C
6.040%	12/15/31	1,600	1,640,311
Series 2024-02, Class C
5.840%	06/17/30	500	510,858
Series 2024-05, Class C
4.780%	01/15/31	1,500	1,511,587
Series 2025-03, Class C
4.680%	09/15/31	1,800	1,810,987
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	200	204,812
Series 2023-01A, Class C, 144A
5.970%	02/20/31	300	308,556
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	2,500	2,550,108
Westlake Automobile Receivables Trust,
Series 2025-02A, Class B, 144A
4.630%	01/15/31	1,100	1,106,187
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	855	860,030
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	920	931,512

			54,123,712

Collateralized Loan Obligations — 4.0%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.414%(c)	04/20/37	6,750	6,773,895

SEE NOTES TO FINANCIAL STATEMENTS.

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.626%(c)	04/15/31	EUR	1,718	$2,009,870
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.166%(c)	07/15/30		1,130	1,130,343
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.414%(c)	04/20/37		7,000	7,023,512
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	2,276	2,667,545
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.504%(c)	04/20/37		6,750	6,770,789
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.404%(c)	04/20/37		6,000	6,020,667
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.654%(c)	05/24/38	EUR	6,500	7,641,843
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.254%(c)	10/19/38	EUR	5,250	6,164,580
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
3.795%(c)	01/26/38	EUR	7,000	8,231,904
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.264%(c)	01/20/38		3,250	3,261,755
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.195%(c)	10/15/32		5,896	5,901,262
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.654%(c)	05/15/37	EUR	6,750	7,951,122
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.286%(c)	07/15/31		89	89,187
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
4.918%(c)	05/21/34		7,250	7,248,066
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.266%(c)	10/17/38	EUR	4,250	4,996,931

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.295%(c)	10/15/37		6,500	$6,525,436
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)
2.944%(c)	07/20/35	EUR	2,000	2,345,229
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.199%(c)	10/15/38	EUR	5,500	6,476,942
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.055%(c)	07/25/34	EUR	3,000	3,522,317
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.074%(c)	01/20/37		7,250	7,253,553
Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.614%(c)	03/18/38		1,750	1,756,566

				111,763,314

Consumer Loans — 0.4%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		700	701,092
Series 2024-X02, Class A, 144A
5.220%	12/17/29		137	137,269
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33		2,900	2,928,854
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A2, 144A
4.930%	06/25/60		376	376,818
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,458	1,435,586
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
4.744%(c)	06/16/36		2,000	2,002,323
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		3,400	3,467,994

				11,049,936

Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.024%(c)	03/15/32	GBP	3,400	4,604,007
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.744%(c)	07/15/32	GBP	1,400	1,890,670

				6,494,677

SEE NOTES TO FINANCIAL STATEMENTS.

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#			Value

ASSET-BACKED SECURITIES (continued)
Equipment — 0.1%
Barings Equipment Finance LLC,
Series 2025-A, Class A3, 144A
4.820%	08/13/32		1,800		$1,842,154
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,133		1,124,298

					2,966,452

Home Equity Loans — 0.4%
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A
5.502%(cc)	06/25/60		1,780		1,795,599
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.118%(c)	02/25/55		1,131		1,130,637
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		534		538,412
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		613		621,885
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44		945		955,061
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55		2,133		2,153,228
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		109		109,916
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		924		934,644
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,029		1,030,249
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		1,597		1,599,958

					10,869,589

Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		485		456,635

Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.127%(c)	03/15/26^	EUR	457		403,176

					403,177

Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		150		148,559
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		271		259,898

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
4.519%(c)	05/25/70	657	$644,939
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	127	126,575
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	188	185,137
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	344	333,512
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	490	474,392

			2,173,012

TOTAL ASSET-BACKED SECURITIES (cost $195,486,065)			200,300,504

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	3,186,271
Series 2021-BN37, Class A4
2.370%	11/15/64	3,900	3,436,433
BANK5,
Series 2024-05YR12, Class A3
5.902%(cc)	12/15/57	4,035	4,242,780
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	3,819,980
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	4,054,891
Series 2023-C19, Class A2A
5.756%	04/15/56	1,760	1,783,782
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,363	3,335,622
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,815,283
Series 2023-B38, Class A2
5.626%	04/15/56	3,000	3,060,381
Series 2024-V11, Class A3
5.909%(cc)	11/15/57	5,140	5,402,116
BMO Mortgage Trust,
Series 2024-5C7, Class A3
5.566%(cc)	11/15/57	4,500	4,673,089
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	3,990	3,511,657
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	1,397	1,393,131
Series 2017-P07, Class A3
3.442%	04/14/50	3,541	3,516,893
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3
3.127%	06/15/50	3,432	3,381,063

SEE NOTES TO FINANCIAL STATEMENTS.

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.335%(cc)	03/25/26	3,659	$3,992
GS Mortgage Securities Trust,
Series 2016-GS03, Class A3
2.592%	10/10/49	3,324	3,300,854
Series 2016-GS04, Class A3
3.178%	11/10/49	3,029	3,009,566
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	1,974	1,947,551
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	480	478,618
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	1,740	1,720,652
Series 2016-UB11, Class A3
2.531%	08/15/49	6,152	6,111,592
Series 2019-H06, Class A3
3.158%	06/15/52	4,223	4,099,523
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	3,288	3,239,220
Series 2018-C09, Class A3
3.854%	03/15/51	1,576	1,560,587
Series 2018-C14, Class A3
4.180%	12/15/51	2,099	2,105,701
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,393	4,384,257
Series 2017-C38, Class A4
3.190%	07/15/50	2,893	2,857,941
Series 2019-C49, Class A3
3.749%	03/15/52	1,744	1,741,296
Series 2020-C58, Class A3
1.810%	07/15/53	4,821	4,379,731
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	7,976,094
Series 2024-5C1, Class A3
5.928%	07/15/57	5,200	5,444,155

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $109,034,439)			104,974,702

CORPORATE BONDS — 10.9%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	3,300	3,293,878
2.750%	02/01/26	860	858,755
3.300%	03/01/35	1,920	1,667,995
3.550%	03/01/38	960	808,438
3.900%	05/01/49	1,500	1,116,882

			7,745,948

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom), Gtd. Notes
2.259%	03/25/28		3,190	$3,069,107
3.557%	08/15/27		360	357,161
4.390%	08/15/37		2,075	1,908,049
6.343%	08/02/30		345	372,869
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A, MTN
5.500%	02/01/30		1,120	1,158,276
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30		3,190	3,296,877

				10,162,339

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	11/01/28		1,249	1,233,066
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30	(a)	1,375	1,277,554
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		590	589,665
4.625%	04/15/29		115	114,366

				3,214,651

Apparel — 0.0%
Wolverine World Wide, Inc., Gtd. Notes, 144A
4.000%	08/15/29		550	508,323

Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		660	521,982
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	192,512
5.800%	03/08/29		475	485,387
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		585	636,550
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28		2,055	1,959,370
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30		3,370	3,471,569
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A
6.200%	11/16/28		2,854	2,988,229

				10,255,599

Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc., Gtd. Notes, 144A
6.250%	08/15/33		35	36,349

SEE NOTES TO FINANCIAL STATEMENTS.

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	65	$66,583
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	400	401,743

			504,675

Banks — 3.0%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	600	620,222
Bank of America Corp.,
Sr. Unsec’d. Notes
5.288%(ff)	04/25/34	905	933,262
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,621,368
2.496%(ff)	02/13/31	5,165	4,810,709
3.194%(ff)	07/23/30	1,050	1,014,215
3.824%(ff)	01/20/28	615	613,473
Sub. Notes, MTN
4.450%	03/03/26	4,790	4,790,939
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	873,921
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.837%(ff)	09/10/28	705	712,977
4.942%(ff)	09/10/30	1,830	1,860,515
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
3.132%(ff)	01/20/33	1,335	1,217,471
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	2,200	2,253,708
Capital One NA,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	595,128
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	400	399,467
5.875%	04/30/29	400	420,770
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,906,092
3.887%(ff)	01/10/28	560	558,928
4.542%(ff)	09/19/30	5,280	5,319,933
4.650%	07/23/48	420	370,977
Sub. Notes
4.450%	09/29/27	1,485	1,494,497
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	1,285	1,334,902
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28	500	491,299
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,304,187

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.814%(ff)	04/23/29	440	$437,375
3.850%	01/26/27	2,625	2,623,045
5.207%(ff)	01/28/31	2,155	2,225,575
Sub. Notes
6.750%	10/01/37	225	251,402
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	395	414,261
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.406%(c)	04/01/26(oo)	230	230,376
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	1,585	1,448,909
3.782%(ff)	02/01/28	270	269,362
3.964%(ff)	11/15/48	2,240	1,804,664
4.005%(ff)	04/23/29	1,360	1,358,699
5.299%(ff)	07/24/29	4,890	5,033,355
Sub. Notes
5.576%(ff)	07/23/36	310	321,265
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	475	515,900
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	1,740	1,785,390
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	1,855	1,914,361
6.407%(ff)	11/01/29	3,220	3,412,284
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,770	2,459,840
4.431%(ff)	01/23/30	455	457,547
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	775	679,997
3.591%(cc)	07/22/28	1,030	1,022,936
Sr. Unsec’d. Notes, MTN, Series I
4.892%(ff)	10/22/36	790	783,631
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,053,608
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.954%(ff)	07/08/33	2,950	2,998,403
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	745	803,472
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	2,245,035
3.091%(ff)	05/14/32	560	518,809
4.194%(ff)	04/01/31	500	494,781
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	1,375	1,067,829
5.389%(ff)	04/24/34	1,635	1,699,376
6.491%(ff)	10/23/34	2,555	2,829,451

SEE NOTES TO FINANCIAL STATEMENTS.

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	$2,703,919

			84,383,817

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,209,164
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	780	691,934

			1,901,098

Building Materials — 0.1%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/35(a)	920	939,209
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	1,305	1,344,825
Owens Corning,
Sr. Unsec’d. Notes
3.875%	06/01/30	415	407,480
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	675	702,401
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	299,061

			3,692,976

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
9.400%	05/15/39	15	19,349
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.419%	11/15/48	34	32,378
Sr. Unsec’d. Notes, 144A
4.725%	11/15/28	686	694,019
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30	660	689,119
6.750%	05/02/34	901	971,683
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28	405	397,507
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	08/15/30	695	701,331

			3,505,386

Commercial Services — 0.1%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	175	179,753

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	416	$486,590
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		390	452,053
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31		300	304,304
6.000%	03/15/34		65	65,859
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		250	234,553
4.875%	01/15/28		660	660,520
5.250%	01/15/30(a)		165	167,235
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		815	653,448

				3,204,315

Diversified Financial Services — 0.2%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31(a)		465	475,796
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		3,485	3,470,151
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,490	1,342,848
6.070%	07/12/28		1,680	1,753,428

				7,042,223

Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28		370	351,977
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		2,105	2,095,284
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51		433	347,996
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37		335	358,956
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		875	844,592
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33		300	340,443
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29		1,000	988,600

SEE NOTES TO FINANCIAL STATEMENTS.

A28

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	2,290	$2,034,090
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	148,275
Duke Energy Carolinas LLC,
First Mortgage
4.250%	12/15/41	240	211,160
6.050%	04/15/38	530	573,191
First Ref. Mortgage
6.000%	01/15/38	1,220	1,314,555
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	878,730
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	1,500	1,347,430
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	349	360,997
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	530	540,857
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	275	300,672
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	153,178
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	568,204
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	2,562,382
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	778,195
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	50	46,712
3.875%	02/15/32	150	140,166
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	345	333,282
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	358,056
Pacific Gas & Electric Co.,
First Mortgage
4.000%	12/01/46	2,605	1,953,187
4.950%	07/01/50	1,665	1,409,819
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	491,757

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	$845,947
4.900%	12/15/32	820	838,322
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	554,591
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,095,060
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	812,630
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	263,128
First Ref. Mortgage, Series C
3.600%	02/01/45	690	496,786
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	494,793
Sr. Sec’d. Notes, 144A
4.600%	10/15/30	500	499,437
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	440,533

			28,173,970

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33	65	66,599
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	413,186
5.500%	07/31/47	1,350	1,189,266

			1,669,051

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	414,235

Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.750%	10/15/33	255	261,781

Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31	55	55,647
5.750%	03/31/34	70	70,263
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33	635	662,166
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	200	193,372
4.375%	01/31/32	575	548,024

SEE NOTES TO FINANCIAL STATEMENTS.

A29

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	$384,401
5.200%	03/01/35	2,680	2,752,187

			4,666,060

Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
5.843%	01/10/35	920	972,467
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	270	236,948
3.600%	05/01/30	1,600	1,555,386
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	2,043,217

			4,808,018

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	464,435

Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	528,435
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,229,537
CommonSpirit Health,
Sr. Sec’d. Notes
5.318%	12/01/34	2,650	2,700,921
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	631,151
4.625%	05/15/42	330	296,590
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	558,106
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/31	285	292,937
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	425	417,372
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33	200	198,536
4.750%	05/15/52	455	393,394
5.200%	04/15/63	1,030	923,194
5.500%	04/15/64	1,380	1,298,166
5.750%	07/15/64	650	635,018

			10,103,357

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	350	$369,582

Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	400	378,914
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	70	72,016

			450,930

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	85	84,992

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	135	131,912
6.625%	05/15/32(a)	70	67,677

			199,589

Insurance — 0.2%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	2,375	2,517,686
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	833,374
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	753,834
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	150,825
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	94,415
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,180,378
6.850%	12/16/39	122	140,472

			5,670,984

Internet — 0.2%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/32	250	250,781
4.700%	11/15/35	720	720,458
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	2,582	2,733,477
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.600%	11/15/32	430	433,529

SEE NOTES TO FINANCIAL STATEMENTS.

A30

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
4.875%	11/15/35	1,390	$1,388,934

			5,527,179

Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	285	302,168
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	245	253,602
7.375%	05/01/33	145	150,746

			706,516

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	350	357,931
5.250%	10/15/35	1,680	1,702,691
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	1,435	1,340,266

			3,400,888

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	75	74,915
5.500%	05/01/26	425	425,529
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	1,370	1,386,345
6.484%	10/23/45	635	597,323
Comcast Corp.,
Gtd. Notes
5.500%	05/15/64	1,920	1,715,309
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	3,288,865
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	560	431,011
5.500%	09/01/41	270	236,842

			8,156,139

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	205	211,489
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	760	796,195
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30	250	259,462

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	155	$159,893

			1,427,039

Miscellaneous Manufacturing — 0.1%
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,422,721

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	890	916,976

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,270	1,253,287

Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	530	486,036
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	2,045	1,972,988
5.125%	10/01/34	305	298,834
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.000%	12/15/29	960	984,854
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	506	464,312
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	217,911
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	440	445,830
8.625%	01/19/29	1,315	1,410,535
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/30	25	27,497
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	325	321,044
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	305	295,937
6.250%	04/15/32	325	305,742
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	335	335,335
4.875%	04/03/28	345	351,307
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/38	40	36,440
6.700%	02/16/32	1,375	1,371,054
6.840%	01/23/30	100	101,590

SEE NOTES TO FINANCIAL STATEMENTS.

A31

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		500	$489,915
2.250%	07/12/31		545	489,028
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33		635	691,203

				11,097,392

Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	(a)	300	276,426
6.000%	06/15/29		725	746,040
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26		3,570	3,564,812
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28		75	76,246
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes
5.418%	01/15/35		600	616,517

				5,280,041

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		140	124,997
4.550%	03/15/35		1,770	1,744,747
4.700%	05/14/45		425	384,283
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.150%	09/15/35	(a)	2,460	2,501,191
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45		985	890,406
5.300%	12/05/43		185	172,315
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.550%	10/15/32		3,550	3,599,744
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43		590	507,721
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		520	399,059

				10,324,463

Pipelines — 0.8%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		590	624,557
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29		2,600	2,661,189

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44		45	$38,720
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28		795	808,212
6.125%	12/15/45		120	118,040
6.400%	12/01/30		280	302,532
6.550%	12/01/33		4,380	4,806,206
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42		475	519,384
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51		1,575	1,100,424
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48		770	640,424
5.200%	03/01/47		25	22,349
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36		130	141,574
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30		3,495	3,324,685
6.050%	09/01/33		764	813,098
Targa Resources Corp.,
Gtd. Notes
4.900%	09/15/30	(a)	2,225	2,268,480
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		80	75,144
4.125%	08/15/31		55	50,042
6.250%	01/15/30		400	404,559
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.125%	12/15/30		196	199,554
6.500%	06/15/34		70	71,560
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		80	69,040
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45		1,100	986,988
5.150%	03/15/34		370	376,406
5.600%	03/15/35		1,455	1,511,700

				21,934,867

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34		420	359,601
5.250%	05/15/36		1,900	1,878,537
American Tower Corp.,
Sr. Unsec’d. Notes
1.875%	10/15/30		2,235	1,994,273

SEE NOTES TO FINANCIAL STATEMENTS.

A32

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33		945	$806,985
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32		2,500	2,561,443
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30		2,420	2,268,502
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		625	454,493
5.000%	10/15/27		275	265,488

				10,589,322

Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		400	393,744
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		200	189,421
3.875%	10/01/31		375	346,900

				930,065

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
5.050%	07/12/29		885	911,226
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		3,650	3,097,012

				4,008,238

Software — 0.1%
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32		1,845	1,765,869

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		2,840	2,493,337
2.550%	12/01/33		346	295,395
3.500%	09/15/53		1,367	915,988
3.650%	09/15/59		4	2,643
4.500%	05/15/35		1,095	1,051,785
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29		75	73,618
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.200%	08/15/32		4,300	4,435,741
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	(a)	2,480	2,333,594
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		965	881,502

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
3.750%	04/15/27	200	$199,358
3.875%	04/15/30	5,500	5,405,887
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	1,090	960,732
2.550%	03/21/31	1,017	928,811
2.650%	11/20/40	1,095	782,682
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37	424	428,775

			21,189,848

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	585	623,357
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	757,879
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	100	104,294

			1,485,530

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29	2,630	2,702,838

TOTAL CORPORATE BONDS (cost $314,245,275)			308,577,552

MUNICIPAL BONDS — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	179,849

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,380,993
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,459,856
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	408,079
7.625%	03/01/40	205	248,247

			3,497,175

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	569,775

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,077,070

SEE NOTES TO FINANCIAL STATEMENTS.

A33

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	$1,207,150

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	415,282

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	502,533

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	261,686

TOTAL MUNICIPAL BONDS (cost $7,199,636)			7,710,520

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63	2,349	2,294,573
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
5.103%(cc)	02/25/35	24	22,966
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	1,224	1,229,401
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	446	398,345
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.731%(cc)	02/25/37	22	21,815
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,165	1,158,701
Connecticut Avenue Securities Trust,
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.874%(c)	05/25/45	807	807,885
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	357	345,988
Cross Mortgage Trust,
Series 2025-H05, Class A1, 144A
5.509%(cc)	07/25/70	1,411	1,423,173
Fannie Mae REMIC,
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
2.061%(c)	04/25/50	623	83,398
Series 2020-101, Class AI, IO
3.500%	01/25/51	2,478	468,915
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
2.076%(c)	08/25/52	1,442	139,523

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	07/25/55	5,643	$5,717,497
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.524%(c)	01/25/34	49	49,358
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	198	193,619
Series 4978, Class MI, IO
4.000%	05/25/40	794	118,446
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,604	45,672
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	240	4,856
Series 5269, Class AD
2.000%	01/25/55	4,501	3,706,852
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	06/25/55	3,540	3,587,034
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	2,468	526,676
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.012%(c)	09/20/48	709	17,329
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	900	22,715
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)
0.000%(c)	11/20/48	2,918	81,261
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	2,866	30,625
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	1,443	30,352
Series 2020-126, Class BI, IO
3.000%	08/20/50	1,274	212,437
Series 2021-114, Class TI, IO
3.000%	06/20/51	1,649	225,543
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	356	152
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	594	11,118
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	2,664	49,362

SEE NOTES TO FINANCIAL STATEMENTS.

A34

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		871	$23,513
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		715	22,541
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650%
(Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		558	10,948
Series 2022-093, Class IO, IO
3.000%	08/20/51		5,352	573,736
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)
2.072%(c)	07/20/52		2,607	212,187
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52		3,235	67,494
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.032%(c)	07/20/52		7,525	172,512
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.032%(c)	07/20/52		1,186	29,303
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,238	21,996
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)
0.982%(c)	10/20/52		1,472	68,244
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
6.186%(cc)	07/25/35		6	6,263
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.003%(c)	01/24/63	EUR	656	772,004
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
5.892%(cc)	10/25/66		180	179,788
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,071	986,896
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.596%(c)	01/25/48		81	79,749
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		871	839,505
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%(cc)	12/25/54		1,781	1,749,060
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.298%(cc)	02/25/34		31	29,664

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust,
Series 2020-04, Class A1, 144A
1.750%	10/25/60		377	$345,656

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $28,930,774)				29,216,646

SOVEREIGN BONDS — 0.5%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	422,859
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30		1,010	1,037,283
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		2,034	2,103,156
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37		1,615	1,724,013
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		1,500	1,500,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50	(a)	340	261,756
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		514	475,707
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35		1,575	1,635,244
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30		3,710	3,821,597
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28		1,690	1,725,912

TOTAL SOVEREIGN BONDS (cost $14,408,825)				14,707,527

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Federal Home Loan Bank
5.500%	07/15/36		850	928,045
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		1,045	806,057
1.500%	04/01/51		551	425,665
2.000%	01/01/32		200	191,076
2.000%	06/01/40		567	504,523
2.000%	10/01/40		958	849,466
2.000%	09/01/50		2,338	1,909,383
2.000%	02/01/51		1,840	1,500,859
2.000%	03/01/51		942	767,908
2.000%	04/01/51		59	48,016
2.000%	05/01/51		482	392,696
2.000%	09/01/51		392	322,047
2.500%	03/01/30		77	74,718

SEE NOTES TO FINANCIAL STATEMENTS.

A35

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	10/01/35	1,174	$1,121,773
2.500%	03/01/51	516	442,618
2.500%	04/01/51	4,586	3,910,762
2.500%	05/01/51	2,111	1,787,164
2.500%	08/01/51	390	332,433
2.500%	08/01/51	2,186	1,862,488
2.500%	09/01/51	3,657	3,135,768
2.500%	04/01/52	2,274	1,943,979
3.000%	10/01/28	38	38,002
3.000%	06/01/29	98	97,222
3.000%	01/01/37	58	54,931
3.000%	06/01/42	101	93,850
3.000%	10/01/42	252	233,599
3.000%	01/01/43	240	222,089
3.000%	07/01/43	644	595,415
3.000%	09/01/46	1,385	1,258,787
3.000%	12/01/46	4,062	3,688,551
3.000%	11/01/49	885	793,090
3.000%	02/01/50	1,127	1,008,455
3.000%	05/01/50	229	204,126
3.000%	02/01/52	2,015	1,807,575
3.000%	02/01/52	3,035	2,690,664
3.500%	06/01/42	105	100,523
3.500%	01/01/47	182	171,716
3.500%	02/01/47	286	270,281
3.500%	03/01/48	2,129	2,006,122
4.000%	06/01/26	5	5,016
4.000%	09/01/26	2	1,701
4.000%	03/01/38	108	106,303
4.000%	10/01/39	186	183,187
4.000%	09/01/40	226	221,120
4.000%	12/01/40	112	109,647
4.000%	10/01/41	89	87,455
4.000%	01/01/42	37	36,538
4.000%	04/01/52	642	616,849
4.000%	06/01/52	1,962	1,872,272
4.000%	09/01/52	813	776,196
4.000%	02/01/53	1,968	1,887,179
4.500%	09/01/39	36	36,797
4.500%	10/01/39	327	330,462
4.500%	12/01/39	35	35,617
4.500%	12/01/47	68	67,220
4.500%	08/01/48	139	138,467
4.500%	07/01/53	484	474,534
5.000%	05/01/34	8	7,724
5.000%	05/01/34	84	85,103
5.000%	10/01/35	2	2,149
5.000%	07/01/37	124	127,523
5.000%	05/01/39	18	18,534
5.000%	10/01/52	798	798,697
5.000%	01/01/53	2,657	2,660,211
5.000%	02/01/53	1,320	1,321,674
5.000%	11/01/53	1,589	1,591,174
5.500%	12/01/33	12	12,369
5.500%	01/01/34	15	15,471
5.500%	06/01/34	20	20,176
5.500%	07/01/34	56	56,723
5.500%	05/01/37	16	17,082

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	02/01/38		127	$132,245
5.500%	05/01/38		14	14,403
5.500%	07/01/38		38	39,646
5.500%	12/01/52		376	383,683
5.500%	02/01/53		7,443	7,575,614
6.000%	03/01/32		63	64,325
6.000%	12/01/33		17	17,033
6.000%	11/01/36		16	16,997
6.000%	01/01/37		8	8,417
6.000%	05/01/37		6	6,567
6.000%	02/01/38		1	1,291
6.000%	08/01/39		19	19,801
6.000%	01/01/53		493	508,271
6.750%	03/15/31		500	569,281
7.000%	05/01/31		2	2,011
7.000%	06/01/31		8	7,968
7.000%	08/01/31		63	65,917
Federal National Mortgage Assoc.
1.500%	02/01/42		393	331,637
1.500%	11/01/50		2,747	2,119,521
1.500%	12/01/50		2,905	2,244,169
1.500%	01/01/51		867	668,923
1.500%	07/01/51		702	542,828
2.000%	03/01/31		500	480,758
2.000%	08/01/31		196	187,493
2.000%	01/01/32		1,055	1,007,225
2.000%	02/01/41		1,205	1,058,043
2.000%	05/01/41	(k)	2,703	2,355,809
2.000%	10/01/50		5,565	4,543,385
2.000%	11/01/50		1,296	1,057,060
2.000%	01/01/51		1,083	883,963
2.000%	02/01/51		52	42,390
2.000%	03/01/51		5,804	4,730,124
2.000%	04/01/51		2,231	1,817,246
2.000%	05/01/51		17,334	14,110,112
2.000%	07/01/51		426	346,812
2.500%	07/01/32		471	453,860
2.500%	08/01/32		528	510,268
2.500%	09/01/32		500	482,887
2.500%	01/01/35		3,266	3,111,291
2.500%	07/01/35		1,694	1,629,078
2.500%	10/01/37		396	375,896
2.500%	10/01/43		257	230,634
2.500%	12/01/46		567	494,109
2.500%	03/01/50		564	485,990
2.500%	03/01/50		1,590	1,360,508
2.500%	08/01/50		1,970	1,683,280
2.500%	02/01/51		1,117	947,265
2.500%	02/01/51		1,361	1,152,759
2.500%	03/01/51		1,290	1,101,424
2.500%	04/01/51		2,271	1,937,702
2.500%	08/01/51		766	652,508
2.500%	09/01/51		808	688,788
2.500%	12/01/51		3,052	2,625,172
2.500%	02/01/52		381	326,665
2.500%	05/01/52		1,118	960,809
3.000%	02/01/27		65	64,802
3.000%	08/01/30		205	201,371

SEE NOTES TO FINANCIAL STATEMENTS.

A36

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	05/01/35	1,995	$1,928,932
3.000%	07/01/36	1,215	1,174,995
3.000%	11/01/36	423	401,814
3.000%	12/01/42	403	372,968
3.000%	03/01/43	85	78,567
3.000%	11/01/46	321	290,844
3.000%	01/01/47	480	433,208
3.000%	02/01/47	515	464,892
3.000%	03/01/47	270	244,368
3.000%	06/01/49	11	9,815
3.000%	12/01/49	1,013	907,329
3.000%	01/01/50	390	345,773
3.000%	02/01/50	2,091	1,872,074
3.000%	03/01/50	213	189,834
3.000%	04/01/51	110	97,789
3.000%	05/01/51	1,856	1,643,050
3.000%	06/01/51	1,586	1,403,853
3.000%	12/01/51	3,642	3,257,806
3.000%	03/01/52	732	655,340
3.000%	04/01/52	1,206	1,068,417
3.000%	05/01/52	1,766	1,565,022
3.500%	07/01/31	133	132,146
3.500%	02/01/33	443	438,904
3.500%	06/01/39	170	162,213
3.500%	01/01/42	1,121	1,078,842
3.500%	05/01/42	566	534,432
3.500%	07/01/42	323	308,760
3.500%	08/01/42	117	111,499
3.500%	08/01/42	273	260,838
3.500%	09/01/42	175	166,754
3.500%	09/01/42	626	596,875
3.500%	11/01/42	85	80,941
3.500%	03/01/43	870	829,762
3.500%	04/01/43	182	174,022
3.500%	04/01/43	248	236,080
3.500%	01/01/46	492	466,319
3.500%	07/01/46	307	290,321
3.500%	11/01/46	377	356,450
3.500%	09/01/47	205	193,308
3.500%	01/01/48	1,764	1,658,031
3.500%	05/01/48	352	330,249
3.500%	06/01/48	352	330,130
3.500%	07/01/48	209	196,579
3.500%	03/01/49	4,120	3,884,565
3.500%	05/01/49	295	276,104
3.500%	06/01/49	173	162,371
3.500%	07/01/49	1,664	1,565,331
3.500%	02/01/52	2,128	1,981,599
3.500%	03/01/52	726	679,093
3.500%	05/01/52	875	810,918
4.000%	10/01/41	745	729,601
4.000%	09/01/44	499	484,805
4.000%	10/01/46	159	153,251
4.000%	02/01/47	90	87,403
4.000%	09/01/47	318	307,850
4.000%	11/01/47	222	215,115
4.000%	11/01/47	444	431,100
4.000%	03/01/49	2,027	1,957,755

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	04/01/52	357		$340,566
4.000%	06/01/52	8,953		8,544,436
4.000%	07/01/52	1,726		1,654,160
4.500%	07/01/33	11		11,386
4.500%	08/01/33	11		10,681
4.500%	09/01/33	28		27,989
4.500%	10/01/33	2		1,844
4.500%	10/01/33	13		12,799
4.500%	10/01/33	31		31,347
4.500%	01/01/35	—(r	)	434
4.500%	07/01/39	260		262,025
4.500%	08/01/39	358		361,496
4.500%	03/01/41	123		123,751
4.500%	11/01/47	741		733,672
4.500%	01/01/49	106		105,496
4.500%	06/01/52	1,282		1,256,690
4.500%	07/01/52	1,861		1,824,696
4.500%	08/01/52	1,123		1,100,630
4.500%	09/01/52	2,424		2,376,046
4.500%	11/01/52	1,459		1,430,075
4.500%	12/01/52	1,318		1,291,736
4.500%	01/01/53	2,264		2,218,503
5.000%	03/01/34	63		64,363
5.000%	06/01/35	24		24,011
5.000%	07/01/35	35		35,512
5.000%	09/01/35	34		34,825
5.000%	11/01/35	29		30,097
5.000%	02/01/36	31		31,662
5.000%	05/01/36	15		15,790
5.000%	06/01/49	380		385,286
5.000%	06/01/52	370		370,156
5.000%	09/01/52	375		375,779
5.000%	10/01/52	833		835,097
5.000%	02/01/53	2,929		2,933,085
5.500%	TBA	1,500		1,520,974
5.500%	09/01/33	38		38,467
5.500%	10/01/33	31		31,220
5.500%	12/01/33	15		15,866
5.500%	01/01/34	—(r	)	340
5.500%	12/01/34	55		56,941
5.500%	10/01/35	74		75,788
5.500%	03/01/36	36		38,083
5.500%	05/01/36	73		75,723
5.500%	04/01/37	28		28,812
5.500%	03/01/53	4,239		4,314,356
5.500%	04/01/53	813		827,448
5.500%	11/01/53	2,156		2,192,434
6.000%	04/01/33	2		1,897
6.000%	06/01/33	2		2,155
6.000%	10/01/33	79		81,352
6.000%	11/01/33	—(r	)	465
6.000%	11/01/33	3		3,176
6.000%	11/01/33	31		31,938
6.000%	01/01/34	142		145,845
6.000%	02/01/34	18		19,289
6.000%	03/01/34	12		12,609
6.000%	07/01/34	74		77,570
6.000%	08/01/34	—(r	)	418

SEE NOTES TO FINANCIAL STATEMENTS.

A37

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	10/01/34	2		$1,613
6.000%	11/01/34	2		1,827
6.000%	11/01/34	6		5,828
6.000%	01/01/35	36		38,019
6.000%	01/01/35	46		47,540
6.000%	02/01/35	64		66,166
6.000%	03/01/35	1		533
6.000%	04/01/35	—	(r)	265
6.000%	07/01/36	12		12,202
6.000%	02/01/37	25		25,972
6.000%	05/01/37	8		8,860
6.000%	06/01/37	—	(r)	191
6.000%	08/01/37	5		4,854
6.000%	09/01/37	—	(r)	178
6.000%	10/01/37	16		16,982
6.000%	05/01/38	21		22,415
6.000%	01/01/53	2,737		2,814,592
6.000%	08/01/53	586		602,665
6.000%	09/01/53	1,080		1,110,900
6.500%	07/01/32	18		18,733
6.500%	09/01/32	1		897
6.500%	09/01/32	9		9,764
6.500%	09/01/32	25		25,878
6.500%	09/01/32	28		28,580
6.500%	04/01/33	26		26,799
6.500%	11/01/33	14		14,839
6.500%	01/01/34	6		6,588
6.500%	09/01/34	25		26,113
6.500%	09/01/36	30		31,526
6.500%	10/01/36	6		6,547
6.500%	01/01/37	30		31,304
6.500%	01/01/37	33		34,623
6.625%	11/15/30	995		1,121,975
7.000%	02/01/32	4		4,721
7.000%	05/01/32	5		4,881
7.000%	06/01/32	4		4,320
7.000%	07/01/32	10		10,664
7.125%	01/15/30	3,195		3,605,211
Government National Mortgage Assoc.
2.000%	10/20/50	4,000		3,315,069
2.000%	01/20/51	1,072		887,738
2.000%	03/20/51	602		498,340
2.000%	07/20/51	840		696,012
2.500%	03/20/43	98		87,374
2.500%	12/20/46	177		155,153
2.500%	08/20/50	53		46,087
2.500%	09/20/50	400		345,255
2.500%	10/20/50	1,825		1,578,727
2.500%	11/20/50	1,393		1,202,574
2.500%	02/20/51	1,684		1,453,652
2.500%	03/20/51	936		807,785
2.500%	05/20/51	1,748		1,508,710
3.000%	12/20/44	65		59,234
3.000%	03/15/45	192		173,455
3.000%	11/20/45	204		186,383
3.000%	03/20/46	409		373,345
3.000%	07/20/46	1,047		953,931
3.000%	08/20/46	280		254,903

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	04/20/47	344	$313,747
3.000%	12/20/49	117	105,634
3.000%	01/20/50	692	623,710
3.500%	12/20/42	395	373,935
3.500%	05/20/43	121	114,526
3.500%	04/20/45	349	325,766
3.500%	07/20/46	1,259	1,164,930
3.500%	04/20/47	430	400,061
3.500%	07/20/48	955	883,396
3.500%	11/20/48	317	293,481
3.500%	06/20/49	4,679	4,322,269
3.500%	02/20/52	4,968	4,558,407
3.500%	05/20/52	891	820,955
4.000%	06/15/40	23	21,757
4.000%	05/20/41	19	18,903
4.000%	12/20/42	226	219,855
4.000%	08/20/44	81	78,409
4.000%	11/20/45	155	149,949
4.000%	12/20/45	430	414,637
4.000%	09/20/47	1,159	1,116,544
4.000%	04/20/48	403	386,671
4.000%	02/20/49	412	395,054
4.000%	04/20/49	2,469	2,365,051
4.000%	01/20/50	438	418,416
4.000%	02/20/50	404	386,723
4.000%	07/20/50	611	583,803
4.000%	06/20/52	806	768,031
4.000%	08/20/52	441	419,760
4.000%	10/20/52	1,000	951,264
4.500%	04/15/40	127	126,887
4.500%	01/20/41	149	149,939
4.500%	02/20/41	237	238,923
4.500%	03/20/41	117	117,822
4.500%	06/20/44	176	175,827
4.500%	09/20/46	135	135,312
4.500%	11/20/46	185	184,625
4.500%	03/20/47	99	98,295
4.500%	05/20/48	160	158,409
4.500%	08/20/48	282	279,652
4.500%	10/20/52	2,036	1,997,989
5.000%	10/20/37	40	41,008
5.000%	04/20/45	185	189,330
5.000%	03/20/53	1,248	1,248,872
5.000%	10/20/54	3,000	2,996,169
5.000%	11/20/54	970	968,211
5.000%	12/20/54	441	440,869
5.500%	08/15/33	41	40,833
5.500%	08/15/33	81	81,392
5.500%	12/15/33	5	5,013
5.500%	03/15/34	68	69,214
5.500%	12/15/34	96	98,400
5.500%	07/15/35	22	22,427
5.500%	04/15/36	17	17,767
5.500%	12/20/52	1,589	1,617,906
5.500%	05/20/53	1,343	1,365,798
5.500%	09/20/54	11,029	11,157,245
6.000%	04/15/33	3	3,039
6.000%	12/15/33	38	39,211

SEE NOTES TO FINANCIAL STATEMENTS.

A38

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	01/15/34		10	$10,708
6.000%	01/15/34		14	14,677
6.000%	01/15/34		22	23,068
6.000%	06/20/34		35	36,334
6.000%	07/15/34		26	26,887
6.000%	06/20/54		1,938	1,977,967
6.500%	11/15/28		1	832
6.500%	08/15/31		1	782
6.500%	12/15/31		4	3,832
6.500%	02/15/32		10	10,097
6.500%	06/15/32		6	6,337
6.500%	07/15/32		9	9,549
6.500%	08/15/32		1	1,380
6.500%	08/15/32		2	2,389
6.500%	08/15/32		5	4,841
6.500%	08/15/32		12	11,943
6.500%	08/15/32		59	60,907
6.500%	08/15/34		14	14,927
6.500%	06/15/35		9	9,427
6.500%	09/15/36		13	14,204
7.000%	06/20/54		1,782	1,840,046
7.000%	07/20/54		906	936,265
7.000%	08/20/54		1,062	1,105,411
7.000%	01/20/55		316	325,598
7.000%	02/20/55		13	13,623
7.000%	03/20/55		1,186	1,222,046
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31		145	126,986
5.250%	02/01/55		1,010	1,003,232
7.125%	05/01/30		435	492,521
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34		70	46,993

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $293,053,584)				282,063,068

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds
2.375%	02/15/42	(k)	7,440	5,483,512
4.125%	08/15/44		4,885	4,490,384
4.625%	05/15/44		2,760	2,713,856
4.625%	11/15/44		12,940	12,697,375
5.000%	05/15/45		2,060	2,117,616
U.S. Treasury Strips Coupon
2.679%(s)	11/15/43		2,175	888,211
3.029%(s)	11/15/41		7,460	3,434,635
4.327%(s)	08/15/43		600	248,619
4.349%(s)	02/15/43		20	8,545
4.568%(s)	11/15/42		310	134,472
4.608%(s)	11/15/48		160	50,258
4.924%(s)	02/15/49		465	143,850
4.928%(s)	11/15/45		145	52,967

TOTAL U.S. TREASURY OBLIGATIONS (cost $34,160,277)				32,464,300

TOTAL LONG-TERM INVESTMENTS—88.6% (cost $1,307,891,367)				2,514,929,535

	Shares	Value
SHORT-TERM INVESTMENTS — 12.8%
AFFILIATED MUTUAL FUNDS — 12.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)	316,409,186	$316,409,186
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $44,427,577; includes $44,275,816 of cash collateral for securities on loan)(b)(wa)	44,508,895	44,482,190

TOTAL AFFILIATED MUTUAL FUNDS (cost $360,836,763)		360,891,376

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
3.651%	03/05/26	700	695,744

(cost $695,569)

OPTIONS PURCHASED*~ — 0.0%
(cost $15,044)			13,824

TOTAL SHORT-TERM INVESTMENTS (cost $361,547,376)			361,600,944

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.4% (cost $1,669,438,743)			2,876,530,479

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $13,219)			(13,285)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 101.4% (cost $1,669,425,524)			2,876,517,194
Liabilities in excess of other assets(z) — (1.4)%			(38,582,126)

NET ASSETS — 100.0%			$2,837,935,068

See the Glossary for a list of the abbreviation(s) used in the annual report

*	Non-income producing security
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated
~	See tables subsequent to the Schedule of Investments for options detail
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $403,177 and 0.0% of net assets

SEE NOTES TO FINANCIAL STATEMENTS.

A39

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,980,024; cash collateral of $44,275,816 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives
(n)	Rate shown reflects yield to maturity at purchased date
(oo)	Perpetual security. Maturity date represents next call date
(r)	Principal or notional amount is less than $500 par
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date
(wa)	Represents investments in Funds affiliated with the Manager
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	01/14/26	$(2,500)	$(2,210,840)
Federal National Mortgage Assoc.	5.500%	TBA	02/12/26	(7,000)	(7,091,315)
Federal National Mortgage Assoc.	6.000%	TBA	01/14/26	(500)	(513,364)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $9,779,824)					$(9,815,519)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	808	$1
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	1,615	1

Total OTC Traded (cost $1,797)							$2

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	2,255	$13,821
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	2,255	1

Total OTC Swaptions (cost $13,247)								$13,822

Total Options Purchased (cost $15,044)								$13,824

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	2,255	$(8,034)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69	%(A)	1 Day SOFR	(A)/ 3.870%	2,255	$(5,251)

Total Options Written (premiums received $13,219)										$(13,285)

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
207	2 Year U.S. Treasury Notes	Mar. 2026	$43,219,336	$15,028
483	5 Year U.S. Treasury Notes	Mar. 2026	52,794,165	(151,453)
375	10 Year U.S. Treasury Notes	Mar. 2026	42,164,063	(95,422)
96	10 Year U.S. Ultra Treasury Notes	Mar. 2026	11,041,500	(24,782)
279	20 Year U.S. Treasury Bonds	Mar. 2026	32,250,656	(237,959)
310	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	36,580,000	(507,308)
2	Mini MSCI EAFE Index	Mar. 2026	290,210	2,035
23	S&P 500 E-Mini Index	Mar. 2026	7,926,375	15,788

				(984,073)

Short Position:
6	5 Year Euro-Bobl	Mar. 2026	819,067	5,882

				$(978,191)

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/09/26	MSI	EUR	936	$1,090,006	$1,100,186	$10,180	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/09/26	HSBC	GBP	4,755	$6,223,449	$6,410,064	$—	$(186,615)
Euro,
Expiring 01/09/26	MSI	EUR	46,031	53,159,108	54,119,199	—	(960,091)
Expiring 01/09/26	MSI	EUR	922	1,066,660	1,083,446	—	(16,786)

				$60,449,217	$61,612,709	—	(1,163,492)

						$10,180	$(1,163,492)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	$(8,661)	$15,534	$(24,195)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	(8,661)	15,152	(23,813)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	(8,661)	17,045	(25,706)	BARC
Republic of France	12/20/30	0.250%(Q)	925	(4,803)	(2,746)	(2,057)	BARC
Republic of Italy	12/20/30	1.000%(Q)	1,390	(46,242)	(52,147)	5,905	BARC

				$(77,028)	$(7,162)	$(69,866)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		1,315	0.348%	$35,973	$32,392	$3,581	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		588	0.138%	5,035	4,090	945	CITI
Citigroup, Inc.	12/20/26	1.000%(Q)		2,255	0.284%	16,128	15,066	1,062	GSI
Hellenic Republic	12/20/26	1.000%(Q)		1,057	0.072%	9,731	9,307	424	BARC
Hellenic Republic	06/20/27	1.000%(Q)		270	0.112%	3,538	2,763	775	BARC
Hellenic Republic	12/20/27	1.000%(Q)		200	0.132%	3,390	2,489	901	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		890	0.166%	7,384	7,243	141	MSI
Kingdom of Norway	12/20/26	—%(Q)		2,700	0.047%	(1,228)	(1,303)	75	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		50	0.231%	97	82	15	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		50	0.238%	192	172	20	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	742	0.028%	4,241	3,942	299	BARC
Republic of France	06/20/27	0.250%(Q)		505	0.113%	1,033	906	127	BARC
Republic of France	12/20/30	0.250%(Q)		925	0.298%	(1,971)	(5,656)	3,685	BARC
Republic of France	06/20/35	0.250%(Q)		365	0.590%	(9,760)	(12,205)	2,445	BARC
Republic of France	06/20/35	0.250%(Q)		235	0.590%	(6,284)	(8,122)	1,838	BARC
Republic of Italy	12/20/30	1.000%(Q)		1,390	0.281%	46,241	39,076	7,165	BARC
Republic of Panama	06/20/26	1.000%(Q)		342	0.459%	961	798	163	CITI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		784	0.115%	6,890	6,684	206	MSI
Slovak Republic	12/20/27	1.000%(Q)		365	0.155%	6,025	5,801	224	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		493	0.187%	3,991	3,918	73	MSI
State of Qatar	12/20/26	1.000%(Q)		520	0.084%	4,728	4,386	342	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	1,140	0.049%	1,364	825	539	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		520	0.135%	2,251	1,756	495	GSI

						$139,950	$114,410	$25,540

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000	%(Q)	8,240	0.500%	$184,089	$188,874	$4,785

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the

SEE NOTES TO FINANCIAL STATEMENTS.

A42

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
10,550	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.870%	$—	$(60,647)	$(60,647)
1,410	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	261	(13,851)	(14,112)
14,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.870%	2,426	228,648	226,222
8,910	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.870%	(9,474)	(246,954)	(237,480)
1,655	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	755,453	815,413	59,960
1,880	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	27,494	74,863	47,369

				$776,160	$797,472	$21,312

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.330%	JPM	03/17/26	(5,059)	$171,197	$—	$171,197
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 3.870%	JPM	01/16/26	13,235	66,434	—	66,434
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 3.870%	GSI	01/26/26	12,240	14,575	—	14,575
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 3.870%	JPM	01/27/26	12,445	12,146	—	12,146

SEE NOTES TO FINANCIAL STATEMENTS.

A43

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Total return swap agreements outstanding at December 31, 2025 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 3.870%	JPM	02/03/26	10,220	$11,619	$—	$11,619

					$275,971	$—	$275,971

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$189,427	$(82,179)	$307,416	$(75,771)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$5,462,534
GS	—	695,744

Total	$—	$6,158,278

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$1,448,139,395	$19,365,425	$—
Preferred Stocks	940,750	100,042	—
Unaffiliated Exchange-Traded Funds	12,445,429	—	—
Asset-Backed Securities
Automobiles	—	54,123,712	—
Collateralized Loan Obligations	—	111,763,314	—
Consumer Loans	—	11,049,936	—
Credit Cards	—	6,494,677	—
Equipment	—	2,966,452	—
Home Equity Loans	—	10,869,589	—
Other	—	456,635	—
Residential Mortgage-Backed Securities	—	—	403,177

SEE NOTES TO FINANCIAL STATEMENTS.

A44

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Student Loans	$—	$2,173,012	$—
Corporate Bonds	—	308,577,552	—
Commercial Mortgage-Backed Securities	—	104,974,702	—
Municipal Bonds	—	7,710,520	—
Residential Mortgage-Backed Securities	—	29,216,646	—
Sovereign Bonds	—	14,707,527	—
U.S. Government Agency Obligations	—	282,063,068	—
U.S. Treasury Obligations	—	32,464,300	—
Affiliated Exchange-Traded Fund	53,923,675	—	—
Short-Term Investments
Affiliated Mutual Funds	360,891,376	—	—
U.S. Treasury Obligation	—	695,744	—
Options Purchased	—	13,824	—

Total	$1,876,340,625	$999,786,677	$403,177

Liabilities
Options Written	$—	$(13,285)	$—

Other Financial Instruments*
Assets
Futures Contracts	$38,733	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	10,180	—
Centrally Cleared Credit Default Swap Agreement	—	4,785	—
OTC Credit Default Swap Agreements	—	159,193	—
Centrally Cleared Interest Rate Swap Agreements	—	333,551	—
OTC Total Return Swap Agreements	—	275,971	—

Total	$38,733	$783,680	$—

Liabilities
Forward Commitment Contracts	$—	$(9,815,519)	$—
Futures Contracts	(1,016,924)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,163,492)	—
OTC Credit Default Swap Agreements	—	(96,271)	—
Centrally Cleared Interest Rate Swap Agreements	—	(312,239)	—

Total	$(1,016,924)	$(11,387,521)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	12.7%
U.S. Government Agency Obligations	9.9
Semiconductors & Semiconductor Equipment	7.3
Software	5.4
Banks	5.0
Interactive Media & Services	4.1
Collateralized Loan Obligations	4.0
Technology Hardware, Storage & Peripherals	3.8
Commercial Mortgage-Backed Securities	3.7
Automobiles	3.1

Pharmaceuticals	2.1%
Broadline Retail	2.0
Financial Services	2.0
Affiliated Exchange-Traded Fund	1.9
Capital Markets	1.8
Aerospace & Defense	1.5
Oil, Gas & Consumable Fuels	1.3
U.S. Treasury Obligations	1.3
Insurance	1.1
Health Care Equipment & Supplies	1.1
Residential Mortgage-Backed Securities	1.0

SEE NOTES TO FINANCIAL STATEMENTS.

A45

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Electric	1.0%
Hotels, Restaurants & Leisure	0.9
Consumer Staples Distribution & Retail	0.9
Specialty Retail	0.9
Biotechnology	0.9
Health Care Providers & Services	0.8
Machinery	0.8
Pipelines	0.8
Electric Utilities	0.8
Telecommunications	0.7
Entertainment	0.7
Chemicals	0.6
Beverages	0.6
Sovereign Bonds	0.5
IT Services	0.5
Media	0.5
Life Sciences Tools & Services	0.5
Communications Equipment	0.5
Electrical Equipment	0.5
Unaffiliated Exchange-Traded Funds	0.4
Ground Transportation	0.4
Household Products	0.4
Oil & Gas	0.4
Consumer Loans	0.4
Home Equity Loans	0.4
Real Estate Investment Trusts (REITs)	0.4
Electronic Equipment, Instruments & Components	0.4
Auto Manufacturers	0.4
Agriculture	0.4
Specialized REITs	0.4
Healthcare-Services	0.4
Consumer Finance	0.3
Diversified Telecommunication Services	0.3
Tobacco	0.3
Multi-Utilities	0.3
Municipal Bonds	0.3
Professional Services	0.3
Diversified Financial Services	0.2
Metals & Mining	0.2
Commercial Services & Supplies	0.2
Food Products	0.2
Credit Cards	0.2
Building Products	0.2
Industrial Conglomerates	0.2
Internet	0.2
Packaging & Containers	0.2
Gas	0.2
Foods	0.2
Health Care REITs	0.2
Air Freight & Logistics	0.2
Textiles, Apparel & Luxury Goods	0.2
Semiconductors	0.1
Trading Companies & Distributors	0.1
Construction Materials	0.1

Retail REITs	0.1%
Building Materials	0.1
Household Durables	0.1
Construction & Engineering	0.1
Lodging	0.1
Airlines	0.1
Commercial Services	0.1
Energy Equipment & Services	0.1
Residential REITs	0.1
Industrial REITs	0.1
Equipment	0.1
Passenger Airlines	0.1
Trucking & Leasing	0.1
Containers & Packaging	0.1
Wireless Telecommunication Services	0.1
Miscellaneous Manufacturing	0.1
Student Loans	0.1
Real Estate Management & Development	0.1
Engineering & Construction	0.1
Independent Power & Renewable Electricity Producers	0.1
Transportation	0.1
Personal Care Products	0.1
Mining	0.0	*
Office/Business Equipment	0.0	*
Retail	0.0	*
Multi-National	0.0	*
Gas Utilities	0.0	*
Water Utilities	0.0	*
Iron/Steel	0.0	*
Distributors	0.0	*
Apparel	0.0	*
Auto Parts & Equipment	0.0	*
Automobile Components	0.0	*
Healthcare-Products	0.0	*
Other	0.0	*
Home Builders	0.0	*
Holding Companies-Diversified	0.0	*
Hotel & Resort REITs	0.0	*
Office REITs	0.0	*
Leisure Products	0.0	*
Environmental Control	0.0	*
Marine Transportation	0.0	*
Housewares	0.0	*
Diversified REITs	0.0	*
Home Furnishings	0.0	*
Options Purchased	0.0	*

	101.4
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.4)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A46

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$4,785	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	189,427		Premiums received for OTC swap agreements	82,179
Credit contracts	Unrealized appreciation on OTC swap agreements	31,445		Unrealized depreciation on OTC swap agreements	75,771
Equity contracts	Due from/to broker-variation margin futures	17,823	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	10,180		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,163,492
Interest rate contracts	Due from/to broker-variation margin futures	20,910	*	Due from/to broker-variation margin futures	1,016,924	*
Interest rate contracts	Due from/to broker-variation margin swaps	333,551	*	Due from/to broker-variation margin swaps	312,239	*
Interest rate contracts	Unaffiliated investments	13,824		Options written outstanding, at value	13,285
Interest rate contracts	Unrealized appreciation on OTC swap agreements	275,971		—	—

		$897,916			$2,663,890

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$476,555
Equity contracts	—	—	2,166,239	—	—
Foreign exchange contracts	—	—	—	(4,429,630)	—
Interest rate contracts	(16,792)	11,270	1,605,769	—	(6,600,889)

Total	$(16,792)	$11,270	$3,772,008	$(4,429,630)	$(6,124,334)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$180,228
Equity contracts	—	—	498,207	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A47

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$—	$(1,437,894)	$—
Interest rate contracts	7,146	7,749	673,813	—	5,354,442

Total	$7,146	$7,749	$1,172,020	$(1,437,894)	$5,534,670

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 8,227
Options Written (2)	11,514,000
Futures Contracts - Long Positions (2)	207,224,171
Futures Contracts - Short Positions (2)	1,553,592
Forward Foreign Currency Exchange Contracts - Purchased (3)	38,769,801
Forward Foreign Currency Exchange Contracts - Sold (3)	95,772,722
Credit Default Swap Agreements - Buy Protection (2)	10,137,860
Credit Default Swap Agreements - Sell Protection (2)	13,646,880
Interest Rate Swap Agreements (2)	74,898,000
Total Return Swap Agreements (2)	62,616,741

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$42,980,024	$(42,980,024)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$141,970	$(157,950)	$(15,980)	$—	$(15,980)
BNP	13,822	(13,285)	537	—	537
BOA	1	—	1	—	1
CITI	6,286	—	6,286	—	6,286
GSI	68,927	—	68,927	(68,927)	—
HSBC	—	(186,615)	(186,615)	—	(186,615)
JPM	261,396	—	261,396	(261,396)	—
MSI	28,445	(976,877)	(948,432)	948,432	—

	$520,847	$(1,334,727)	$(813,880)	$618,109	$(195,771)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $42,980,024:
Unaffiliated investments (cost $1,254,573,098)	$2,461,715,428
Affiliated investments (cost $414,865,645)	414,815,051
Cash segregated for counterparty — OTC	1,020,000
Foreign currency, at value (cost $410,866)	415,908
Receivable for investments sold	17,539,818
Dividends and interest receivable	7,950,073
Unrealized appreciation on OTC swap agreements	307,416
Tax reclaim receivable	264,157
Premiums paid for OTC swap agreements	189,427
Due from broker-variation margin swaps	14,379
Unrealized appreciation on OTC forward foreign currency exchange contracts	10,180
Receivable for Portfolio shares sold	4,724
Receivable from affiliate	416
Prepaid expenses and other assets	27,980

Total Assets	2,904,274,957

LIABILITIES
Payable to broker for collateral for securities on loan	44,275,816
Forward commitment contracts, at value (proceeds receivable $9,779,824)	9,815,519
Payable for investments purchased	7,937,710
Management fee payable	1,319,937
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,163,492
Payable for Portfolio shares purchased	801,349
Accrued expenses and other liabilities	418,526
Due to broker-variation margin futures	403,727
Premiums received for OTC swap agreements	82,179
Unrealized depreciation on OTC swap agreements	75,771
Payable to affiliate	27,418
Options written outstanding, at value (premiums received $13,219)	13,285
Distribution fee payable	2,465
Trustees’ fees payable	2,100
Affiliated transfer agent fee payable	595

Total Liabilities	66,339,889

NET ASSETS	$2,837,935,068

Net assets were comprised of:
Partners’ Equity	$2,837,935,068

Class I:
Net asset value and redemption price per share, $2,826,215,672 / 57,060,664 outstanding shares of beneficial interest	$49.53

Class III:
Net asset value and redemption price per share, $11,719,396 / 239,395 outstanding shares of beneficial interest	$48.95

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$46,071,074
Unaffiliated dividend income (net of $55,676 foreign withholding tax, of which $12,171 is reimbursable by an affiliate)	17,684,992
Affiliated dividend income	13,983,540
Income from securities lending, net (including affiliated income of $55,221)	73,865

Total income	77,813,471

EXPENSES
Management fee	15,005,583
Distribution fee—Class III	25,621
Custodian and accounting fees	260,800
Shareholders’ reports	209,629
Audit fee	63,924
Professional fees	58,272
Trustees’ fees	54,920
Transfer agent’s fees and expenses (including affiliated expense of $7,630)	12,430
Miscellaneous	115,531

Total expenses	15,806,710
Less: Fee waivers and/or expense reimbursement	(24,812)

Net expenses	15,781,898

NET INVESTMENT INCOME (LOSS)	62,031,573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,760)	84,676,599
Futures transactions	3,772,008
Forward currency contract transactions	(4,429,630)
Options written transactions	11,270
Swap agreements transactions	(6,124,334)
Foreign currency transactions	(85,712)

77,820,201

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(112,017))	169,411,136
Futures	1,172,020
Forward currency contracts	(1,437,894)
Options written	7,749
Swap agreements	5,534,670
Foreign currencies	7,264

174,694,945

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	252,515,146

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$314,546,719

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$62,031,573	$64,887,534
Net realized gain (loss) on investment and foreign currency transactions	77,820,201	160,843,383
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	174,694,945	94,689,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	314,546,719	320,420,825

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	23,014,337	16,795,349
Portfolio shares purchased	(182,189,007)	(188,507,083)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(159,174,670)	(171,711,734)

TOTAL INCREASE (DECREASE)	155,372,049	148,709,091
NET ASSETS:
Beginning of year	2,682,563,019	2,533,853,928

End of year	$2,837,935,068	$2,682,563,019

SEE NOTES TO FINANCIAL STATEMENTS.

A50

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a) :
Net Asset Value, beginning of year	$44.16	$39.07	$33.84	$39.67	$34.99

Income (Loss) From Investment Operations:
Net investment income (loss)	1.05	1.04	0.92	0.57	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.32	4.05	4.31	(6.40)	4.28

Total from investment operations	5.37	5.09	5.23	(5.83)	4.68

Net Asset Value, end of year	$49.53	$44.16	$39.07	$33.84	$39.67

Total Return(b)	12.16%	13.03%	15.45%	(14.70)%	13.38%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,826	$2,673	$2,526	$2,332	$2,896
Average net assets (in millions)	$2,718	$2,624	$2,411	$2,513	$2,800
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.58%	0.58%	0.57%	0.57%	0.57%
Expenses before waivers and/or expense reimbursement	0.58%	0.58%	0.57%	0.57%	0.57%
Net investment income (loss)	2.27%	2.47%	2.54%	1.62%	1.06%
Portfolio turnover rate(d)(e)	54%	60%	86%	96%	69%

Class III
	Year Ended December 31,				April 26, 2021(f) through December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$43.75	$38.81	$33.70	$39.60	$36.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.93	0.92	0.83	0.52	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.27	4.02	4.28	(6.42)	2.64

Total from investment operations	5.20	4.94	5.11	(5.90)	2.85

Net Asset Value, end of period	$48.95	$43.75	$38.81	$33.70	$39.60

Total Return(b)	11.89%	12.73%	15.16%	(14.90)%	7.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12	$10	$8	$7	$3
Average net assets (in millions)	$10	$8	$7	$5	$1
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.83%	0.83%	0.82%	0.82%	0.81	%(g)
Expenses before waivers and/or expense reimbursement	0.83%	0.83%	0.82%	0.82%	0.81	%(g)
Net investment income (loss)	2.02%	2.21%	2.29%	1.48%	0.76	%(g)
Portfolio turnover rate(d)(e)	54%	60%	86%	96%	69%
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

PSF PGIM BALLAST PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Shares	Value
LONG-TERM INVESTMENTS — 69.3%
UNAFFILIATED EXCHANGE-TRADED FUND — 2.8%
Vanguard S&P 500 ETF		250	$156,782

(cost $137,222)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.8%
Federal Home Loan Bank
4.000%	06/09/28	500	504,915
Federal National Mortgage Assoc.
6.250%	05/15/29	500	541,583

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,041,784)			1,046,498

U.S. TREASURY OBLIGATION — 22.3%
U.S. Treasury Notes
3.625%	09/30/31	1,250	1,237,891

(cost $1,228,379)

OPTION PURCHASED*~ — 25.4%
(cost $1,032,500)			1,409,823

TOTAL LONG-TERM INVESTMENTS—69.3% (cost $3,439,885)			3,850,994

		Shares
SHORT-TERM INVESTMENTS — 30.5%
AFFILIATED MUTUAL FUND — 12.6%
PGIM Core Government Money Market
Fund (7-day effective yield 3.896%) (cost $700,051)(wb)		700,051	700,051

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) — 17.9%
U.S. Treasury Bills
3.751%	03/03/26	(k)	500	$497,038
3.833%	01/06/26		500	499,808

TOTAL U.S. TREASURY OBLIGATIONS (cost $996,587)				996,846

TOTAL SHORT-TERM INVESTMENTS (cost $1,696,638)				1,696,897

TOTAL INVESTMENTS—99.8% (cost $5,136,523)				5,547,891
Other assets in excess of liabilities(z) — 0.2%				10,197

NET ASSETS — 100.0%				$5,558,088

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/18/30	$6,003.00	70	7	$1,409,823

(cost $1,032,500)

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	5 Year U.S. Treasury Notes	Mar. 2026	$546,523	$(2,040)
5	10 Year U.S. Treasury Notes	Mar. 2026	562,188	(3,836)

				$(5,876)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

PSF PGIM BALLAST PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$—	$29,822

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Unaffiliated Exchange-Traded Fund	$156,782	$—	$—
U.S. Government Agency Obligations	—	1,046,498	—
U.S. Treasury Obligation	—	1,237,891	—
Option Purchased	—	1,409,823	—
Short-Term Investments
Affiliated Mutual Fund	700,051	—	—
U.S. Treasury Obligations	—	996,846	—

Total	$856,833	$4,691,058	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(5,876)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

U.S. Treasury Obligations	40.2%
Option Purchased	25.4
U.S. Government Agency Obligations	18.8
Affiliated Mutual Fund	12.6
Unaffiliated Exchange-Traded Fund	2.8

99.8
Other assets in excess of liabilities	0.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

PSF PGIM BALLAST PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$1,409,823	—	$—
Interest rate contracts	—	—	Due from/to broker-variation margin futures	5,876	*

		$1,409,823		$5,876

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$31,065

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures
Equity contracts	$377,323	$—
Interest rate contracts	—	(5,876)

Total	$377,323	$(5,876)

(1) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$1,032,500
Futures Contracts - Long Positions (2)	887,456

*	Average volume is based on average quarter end balances for the period ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

PSF PGIM BALLAST PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Unaffiliated investments (cost $4,436,472)	$4,847,840
Affiliated investments (cost $700,051)	700,051
Due from Manager	45,155
Dividends and interest receivable	16,898
Prepaid expenses	1,053

Total Assets	5,610,997

LIABILITIES
Audit fee payable	30,675
Custodian and accounting fees payable	8,808
Shareholders’ reports payable	5,682
Accrued expenses and other liabilities	2,318
Professional fees payable	1,765
Due to broker-variation margin futures	1,602
Fund data services payable	764
Affiliated transfer agent fee payable	595
Transfer agent’s fees and expenses payable	400
Trustees’ fees payable	300

Total Liabilities	52,909

NET ASSETS	$5,558,088

Net assets were comprised of:
Partners’ Equity	$5,558,088

Class I:
Net asset value and redemption price per share, $5,558,088 / 505,125 outstanding shares of beneficial interest	$11.00

STATEMENT OF OPERATIONS

For the Period June 18, 2025(a) through December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$69,162
Affiliated dividend income	14,839
Unaffiliated dividend income	1,314

Total income	85,315

EXPENSES
Management fee	17,278
Professional fees	56,347
Audit fee	30,675
Custodian and accounting fees	19,150
Shareholders’ reports	12,000
Fund data services	7,750
Transfer agent’s fees and expenses (including affiliated expense of $3,855)	6,655
Trustees’ fees	4,200
Miscellaneous	6,838

Total expenses	160,893
Less: Fee waivers and/or expense reimbursement	(140,735)

Net expenses	20,158

NET INVESTMENT INCOME (LOSS)	65,157

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	89
Futures transactions	31,065

31,154

Net change in unrealized appreciation (depreciation) on:
Investments	411,368
Futures	(5,876)

405,492

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	436,646

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$501,803

STATEMENT OF CHANGES IN NET ASSETS

June 18, 2025(a) through December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 65,157
Net realized gain (loss) on investment transactions	31,154
Net change in unrealized appreciation (depreciation) on investments	405,492

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	501,803

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	5,057,979
Portfolio shares purchased	(1,694)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	5,056,285

TOTAL INCREASE (DECREASE)	5,558,088
NET ASSETS:
Beginning of period	—

End of period	$5,558,088

(a)	Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS.

A55

PSF PGIM BALLAST PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class I
	June 18, 2025(a) through December 31, 2025
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13
Net realized and unrealized gain (loss) on investment transactions	0.87

Total from investment operations	1.00

Net Asset Value, end of period	$11.00

Total Return(c)	10.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 6
Average net assets (in millions)	$ 5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.70	%(e)
Expenses before waivers and/or expense reimbursement	5.09	%(e)
Net investment income (loss)	2.26	%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
LONG-TERM INVESTMENTS — 94.2%
AFFILIATED EXCHANGE-TRADED FUND — 1.2%
PGIM AAA CLO ETF	1,228,972	$62,997,105

(cost $63,123,180)(wa)
COMMON STOCKS — 62.6%
Aerospace & Defense — 1.5%
Airbus SE (France)	1,442	334,867
ATI, Inc.*	50,200	5,760,952
Elbit Systems Ltd. (Israel)	82	47,078
General Dynamics Corp.	57,000	19,189,620
General Electric Co.	104,700	32,250,741
Howmet Aerospace, Inc.	25,900	5,310,018
Lockheed Martin Corp.	4,600	2,224,882
Northrop Grumman Corp.	8,000	4,561,680
Rolls-Royce Holdings PLC (United Kingdom)	26,089	403,485
RTX Corp.	47,400	8,693,160
Saab AB (Sweden) (Class B Stock)	205	11,894
Safran SA (France)	822	286,317
Singapore Technologies Engineering Ltd. (Singapore)	22,800	148,977
Thales SA (France)	86	23,200

		79,246,871

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	684	37,296
FedEx Corp.	5,400	1,559,844
United Parcel Service, Inc. (Class B Stock)	18,100	1,795,339

		3,392,479

Automobile Components — 0.1%
Aptiv PLC*	94,400	7,182,896
Sumitomo Electric Industries Ltd. (Japan)	3,100	124,860

		7,307,756

Automobiles — 1.5%
Bayerische Motoren Werke AG (Germany)	1,062	115,158
Ford Motor Co.(a)	551,900	7,240,928
General Motors Co.	180,000	14,637,600
Harley-Davidson, Inc.(a)	45,200	926,148
Honda Motor Co. Ltd. (Japan)	26,400	259,108
Isuzu Motors Ltd. (Japan)	14,500	226,303
Mercedes-Benz Group AG (Germany)	3,229	223,841
Subaru Corp. (Japan)	4,200	90,431
Tesla, Inc.*	123,400	55,495,448
Toyota Motor Corp. (Japan)	13,200	283,498

		79,498,463

Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	582	20,334
AIB Group PLC (Ireland)	9,305	99,474
ANZ Group Holdings Ltd. (Australia)	884	21,373
Banco Bilbao Vizcaya Argentaria SA (Spain)	15,379	360,749
Banco Santander SA (Spain)	19,673	231,561
Bank Hapoalim BM (Israel)	4,917	111,208

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Bank Leumi Le-Israel BM (Israel)	2,784	$61,353
Bank of America Corp.	262,900	14,459,500
Barclays PLC (United Kingdom)	45,223	289,478
BNP Paribas SA (France)	3,976	376,158
BOC Hong Kong Holdings Ltd. (China)	32,500	164,937
CaixaBank SA (Spain)	15,403	188,319
Citigroup, Inc.	230,800	26,932,052
Commonwealth Bank of Australia (Australia)	884	94,357
Credit Agricole SA (France)	5,950	122,498
DBS Group Holdings Ltd. (Singapore)	8,150	357,008
HSBC Holdings PLC (United Kingdom)	30,343	477,476
Huntington Bancshares, Inc.(a)	127,500	2,212,125
ING Groep NV (Netherlands)	8,614	242,124
Intesa Sanpaolo SpA (Italy)	31,001	214,220
JPMorgan Chase & Co.	105,594	34,024,499
Lloyds Banking Group PLC (United Kingdom)	64,665	85,533
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,300	179,343
National Australia Bank Ltd. (Australia)	2,691	75,662
NatWest Group PLC (United Kingdom)	38,550	338,171
Nordea Bank Abp (Finland)	9,639	181,351
Oversea-Chinese Banking Corp. Ltd. (Singapore)	8,400	129,051
PNC Financial Services Group, Inc. (The)	19,500	4,070,235
Societe Generale SA (France)	2,187	176,062
Standard Chartered PLC (United Kingdom)	9,188	224,191
Sumitomo Mitsui Financial Group, Inc. (Japan)	6,000	192,969
Swedbank AB (Sweden) (Class A Stock)	5,085	176,424
U.S. Bancorp	86,400	4,610,304
UniCredit SpA (Italy)	3,361	278,381
Wells Fargo & Co.	331,700	30,914,440
Zions Bancorp NA	17,700	1,036,158

		123,729,078

Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	1,136	72,910
Coca-Cola Co. (The)	81,000	5,662,710
Monster Beverage Corp.*	244,800	18,768,816
PepsiCo, Inc.	30,000	4,305,600

		28,810,036

Biotechnology — 1.2%
AbbVie, Inc.	92,800	21,203,872
Amgen, Inc.	47,400	15,514,494
Argenx SE (Netherlands)*	230	194,015
Biogen, Inc.*	15,400	2,710,246
CSL Ltd. (Australia)	928	106,796
Gilead Sciences, Inc.	139,400	17,109,956
Regeneron Pharmaceuticals, Inc.	6,000	4,631,220

		61,470,599

SEE NOTES TO FINANCIAL STATEMENTS.

A57

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Broadline Retail — 2.4%
Amazon.com, Inc.*	515,400	$118,964,628
B&M European Value Retail SA (United Kingdom)	4,280	9,702
eBay, Inc.	26,800	2,334,280
Harvey Norman Holdings Ltd. (Australia)	3,400	15,700
Macy’s, Inc.	190,300	4,196,115
Next PLC (United Kingdom)	1,081	199,012
Prosus NV (China)*	2,435	150,773
Sea Ltd. (Singapore), ADR*	100	12,757

		125,882,967

Building Products — 0.3%
Carrier Global Corp.	112,100	5,923,364
Johnson Controls International PLC	56,000	6,706,000
Nitto Boseki Co. Ltd. (Japan)	900	58,504
Owens Corning	36,500	4,084,715
ROCKWOOL A/S (Denmark) (Class B Stock)	730	25,648

		16,798,231

Capital Markets — 2.2%
3i Group PLC (United Kingdom)	423	18,548
Amundi SA (France), 144A	1,984	163,977
Bank of New York Mellon Corp. (The)	166,300	19,305,767
Charles Schwab Corp. (The)	94,900	9,481,459
Daiwa Securities Group, Inc. (Japan)	6,800	59,594
Deutsche Bank AG (Germany)	5,752	221,677
Futu Holdings Ltd. (Hong Kong), ADR*	100	16,421
Goldman Sachs Group, Inc. (The)	2,000	1,758,000
Intercontinental Exchange, Inc.	10,200	1,651,992
Invesco Ltd.	383,500	10,074,545
Janus Henderson Group PLC	125,500	5,970,035
Morgan Stanley	132,900	23,593,737
Nasdaq, Inc.	127,200	12,354,936
Nomura Holdings, Inc. (Japan)	13,600	113,294
Northern Trust Corp.	14,400	1,966,896
Raymond James Financial, Inc.	101,900	16,364,121
S&P Global, Inc.	26,900	14,057,671
SBI Holdings, Inc. (Japan)	6,800	146,540
Singapore Exchange Ltd. (Singapore)	13,200	173,764
UBS Group AG (Switzerland)	7,783	359,377

		117,852,351

Chemicals — 0.6%
Asahi Kasei Corp. (Japan)	25,400	225,774
Corteva, Inc.(a)	45,200	3,029,756
Eastman Chemical Co.	56,200	3,587,246
Ecolab, Inc.	8,200	2,152,664
Element Solutions, Inc.	118,800	2,968,812
Linde PLC	18,200	7,760,298
Sherwin-Williams Co. (The)	31,000	10,044,930
Yara International ASA (Brazil)	5,238	214,350

		29,983,830

Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	7,593	115,948
Rollins, Inc.	103,000	6,182,060

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Securitas AB (Sweden) (Class B Stock)	1,296	$20,610
Veralto Corp.	71,600	7,144,248

		13,462,866

Communications Equipment — 0.5%
Arista Networks, Inc.*	55,100	7,219,753
Ciena Corp.*	28,800	6,735,456
Cisco Systems, Inc.	146,800	11,308,004
Nokia OYJ (Finland)	19,050	122,817
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	18,778	182,748

		25,568,778

Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	1,264	125,471
Bouygues SA (France)	1,161	60,355
Eiffage SA (France)	1,074	153,882
HOCHTIEF AG (Germany)	534	209,051
Kajima Corp. (Japan)	3,000	111,863
Taisei Corp. (Japan)	900	85,294
Vinci SA (France)	1,124	158,128

		904,044

Construction Materials — 0.0%
Holcim AG*	77	7,496
Martin Marietta Materials, Inc.(a)	2,400	1,494,384

		1,501,880

Consumer Finance — 0.5%
American Express Co.	24,300	8,989,785
Capital One Financial Corp.	76,000	18,419,360

		27,409,145

Consumer Staples Distribution & Retail — 1.2%
Carrefour SA (France)	3,817	63,689
Costco Wholesale Corp.	30,800	26,560,072
Dollar General Corp.	49,100	6,519,007
Dollar Tree, Inc.*	22,700	2,792,327
Koninklijke Ahold Delhaize NV (Netherlands)	6,113	250,675
Kroger Co. (The)(a)	115,700	7,228,936
Sonae SGPS SA (Portugal)	9,225	17,473
Sysco Corp.(a)	90,400	6,661,576
Tesco PLC (United Kingdom)	44,569	265,044
Tsuruha Holdings, Inc. (Japan)	2,100	38,584
US Foods Holding Corp.*	20,800	1,566,656
Walmart, Inc.	108,300	12,065,703

		64,029,742

Distributors — 0.1%
LKQ Corp.	156,000	4,711,200

Diversified Consumer Services — 0.1%
ADT, Inc.	627,000	5,059,890

Diversified REITs — 0.0%
Charter Hall Group (Australia)	697	11,337
Covivio SA (France)	1,320	87,622

SEE NOTES TO FINANCIAL STATEMENTS.

A58

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Diversified REITs (cont’d.)
Stockland (Australia)	43,969	$167,641

		266,600

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	479,100	11,900,844
Deutsche Telekom AG (Germany)	12,777	415,905
GCI Liberty, Inc. (Class A Stock)*^	343	—
NOS SGPS SA (Portugal)	1,728	8,146
Telia Co. AB (Sweden)	19,030	81,333
Verizon Communications, Inc.	345,588	14,075,799

		26,482,027

Electric Utilities — 1.0%
Acciona SA (Spain)	84	18,282
American Electric Power Co., Inc.(a)	155,700	17,953,767
Constellation Energy Corp.	13,800	4,875,126
Endesa SA (Spain)	738	26,554
Enel SpA (Italy)	34,763	361,442
FirstEnergy Corp.	193,200	8,649,564
Iberdrola SA (Spain)	641	13,880
Kansai Electric Power Co., Inc. (The) (Japan)	3,200	50,255
NextEra Energy, Inc.	62,400	5,009,472
NRG Energy, Inc.	40,900	6,512,916
Southern Co. (The)	75,600	6,592,320
Terna - Rete Elettrica Nazionale (Italy)	1,472	15,660

		50,079,238

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	5,502	405,594
Eaton Corp. PLC	28,100	8,950,131
Fujikura Ltd. (Japan)	1,000	110,896
GE Vernova, Inc.	22,300	14,574,611
Mitsubishi Electric Corp. (Japan)	4,700	137,037
nVent Electric PLC	14,500	1,478,565
Rockwell Automation, Inc.	14,100	5,485,887
Schneider Electric SE	163	44,593
Sensata Technologies Holding PLC	105,000	3,495,450
Siemens Energy AG (Germany)*	1,855	260,235
Vestas Wind Systems A/S (Denmark)	1,872	50,632

		34,993,631

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	64,000	8,648,960
Avnet, Inc.	33,800	1,625,104
Corning, Inc.	55,300	4,842,068
Halma PLC (United Kingdom)	5,083	241,264
Keysight Technologies, Inc.*	7,800	1,584,882
Murata Manufacturing Co. Ltd. (Japan)	3,400	70,271
TE Connectivity PLC (Switzerland)	16,400	3,731,164
Vontier Corp.	39,200	1,457,456
Zebra Technologies Corp. (Class A Stock)*	19,800	4,807,836

		27,009,005

Energy Equipment & Services — 0.0%
TechnipFMC PLC (United Kingdom)	21,200	944,672

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
Tenaris SA	2,822	$54,453

		999,125

Entertainment — 0.8%
Anycolor, Inc. (Japan)	500	15,424
Netflix, Inc.*	213,000	19,970,880
Nexon Co. Ltd. (Japan)	6,500	158,772
Walt Disney Co. (The)	192,500	21,900,725

		42,045,801

Financial Services — 2.3%
Banca Mediolanum SpA (Italy)	3,074	69,800
Berkshire Hathaway, Inc. (Class B Stock)*	89,350	44,911,778
Edenred SE (France)	436	9,638
Fidelity National Information Services, Inc.	123,900	8,234,394
Fiserv, Inc.*	137,500	9,235,875
Industrivarden AB (Sweden) (Class A Stock)	188	8,422
Investor AB (Sweden) (Class B Stock)	5,719	203,800
Mastercard, Inc. (Class A Stock)	73,000	41,674,240
ORIX Corp. (Japan)	6,900	201,806
PayPal Holdings, Inc.	23,000	1,342,740
Visa, Inc. (Class A Stock)	49,700	17,430,287

		123,322,780

Food Products — 0.4%
Conagra Brands, Inc.	857,700	14,846,787
Danone SA (France)	322	29,044
Ingredion, Inc.	20,800	2,293,408
Nestle SA	4,013	398,327
Smithfield Foods, Inc.	147,000	3,282,510
WH Group Ltd. (Hong Kong), 144A	191,000	212,777

		21,062,853

Gas Utilities — 0.2%
Italgas SpA (Italy)	7,013	78,220
National Fuel Gas Co.	94,500	7,565,670
Naturgy Energy Group SA (Spain)	3,916	119,236
Osaka Gas Co. Ltd. (Japan)	4,600	159,835
Snam SpA (Italy)	2,862	19,018
Tokyo Gas Co. Ltd. (Japan)	400	15,858

		7,957,837

Ground Transportation — 0.6%
CSX Corp.	396,900	14,387,625
Uber Technologies, Inc.*	180,500	14,748,655
Union Pacific Corp.	4,100	948,412

		30,084,692

Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.*	136,500	13,015,275
EssilorLuxottica SA (France)	336	106,242
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,000	86,908
Hoya Corp. (Japan)	600	91,002
IDEXX Laboratories, Inc.*	12,400	8,388,972

SEE NOTES TO FINANCIAL STATEMENTS.

A59

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Intuitive Surgical, Inc.*	31,800	$18,010,248
Medtronic PLC	106,500	10,230,390
STERIS PLC	42,200	10,698,544

		60,627,581

Health Care Providers & Services — 1.2%
Ambea AB (Sweden), 144A	2,031	31,078
Cardinal Health, Inc.	60,000	12,330,000
Centene Corp.*	162,700	6,695,105
Cigna Group (The)	18,500	5,091,755
CVS Health Corp.	173,300	13,753,088
Fresenius Medical Care AG (Germany)	4,116	196,603
Fresenius SE & Co. KGaA (Germany)	2,754	157,782
HCA Healthcare, Inc.	2,000	933,720
McKesson Corp.(a)	8,500	6,972,465
Sonic Healthcare Ltd. (Australia)	7,300	109,916
UnitedHealth Group, Inc.	46,600	15,383,126

		61,654,638

Health Care REITs — 0.2%
Healthpeak Properties, Inc.	601,700	9,675,336
Ventas, Inc.	20,800	1,609,504

		11,284,840

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	233,100	4,132,863

Hotels, Restaurants & Leisure — 1.0%
Aramark	103,200	3,803,952
Aristocrat Leisure Ltd. (Australia)	675	26,132
Booking Holdings, Inc.	4,700	25,170,051
Chipotle Mexican Grill, Inc.*	26,700	987,900
Expedia Group, Inc.	14,000	3,966,340
Galaxy Entertainment Group Ltd. (Macau)	14,000	69,032
McDonald’s Corp.	45,200	13,814,476
Sodexo SA (France)	196	10,042
Travel + Leisure Co.	24,200	1,706,826
Yum! Brands, Inc.	29,300	4,432,504

		53,987,255

Household Durables — 0.1%
De’ Longhi SpA (Italy)	192	8,174
Leggett & Platt, Inc.	130,000	1,430,000
Lennar Corp. (Class A Stock)	10,000	1,028,000
Panasonic Holdings Corp. (Japan)	9,000	116,676
PulteGroup, Inc.	21,500	2,521,090
Sony Group Corp. (Japan)	6,900	176,992

		5,280,932

Household Products — 0.4%
Colgate-Palmolive Co.	44,200	3,492,684
Essity AB (Sweden) (Class B Stock)	982	28,234
Henkel AG & Co. KGaA (Germany)	144	10,959
Procter & Gamble Co. (The)	126,105	18,072,108
Reckitt Benckiser Group PLC (United Kingdom)	1,738	140,638

		21,744,623

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	1,743	$92,356
Solaria Energia y Medio Ambiente SA (Spain)*	3,334	70,863

		163,219

Industrial Conglomerates — 0.2%
3M Co.	7,200	1,152,720
CK Hutchison Holdings Ltd. (United Kingdom)	21,000	142,768
Hitachi Ltd. (Japan)	11,800	370,067
Honeywell International, Inc.	38,300	7,471,947
Sekisui Chemical Co. Ltd. (Japan)	1,700	28,589
Siemens AG (Germany)	1,036	290,159

		9,456,250

Industrial REITs — 0.2%
Prologis, Inc.	101,700	12,983,022

Insurance — 1.2%
Admiral Group PLC (United Kingdom)	897	38,372
Aegon Ltd.	8,915	69,326
AIA Group Ltd. (Hong Kong)	15,400	158,514
Allianz SE (Germany)	459	212,231
Allstate Corp. (The)	69,800	14,528,870
American International Group, Inc.	153,300	13,114,815
Aon PLC (Class A Stock)	15,900	5,610,792
Assurant, Inc.	19,400	4,672,490
AXA SA (France)	6,915	331,789
Axis Capital Holdings Ltd.	18,000	1,927,620
Chubb Ltd.	14,000	4,369,680
Marsh & McLennan Cos., Inc.	21,400	3,970,128
MetLife, Inc.	185,700	14,659,158
MS&AD Insurance Group Holdings, Inc. (Japan)	8,200	192,511
NN Group NV (Netherlands)	2,618	201,965
Phoenix Group Holdings PLC (United Kingdom)	8,938	88,485
Prudential PLC (Hong Kong)	7,520	115,681
QBE Insurance Group Ltd. (Australia)	7,281	96,396
Sompo Holdings, Inc. (Japan)	4,500	152,740
Talanx AG (Germany)	556	73,858
Tokio Marine Holdings, Inc. (Japan)	200	7,393
Unipol Assicurazioni SpA (Italy)	6,990	167,702

		64,760,516

Interactive Media & Services — 4.9%
Alphabet, Inc. (Class A Stock)	286,900	89,799,700
Alphabet, Inc. (Class C Stock)	242,640	76,140,432
LY Corp. (Japan)	39,800	105,906
Match Group, Inc.	214,700	6,932,663
Meta Platforms, Inc. (Class A Stock)	129,850	85,712,686
Scout24 SE (Germany), 144A	646	64,884

		258,756,271

IT Services — 0.7%
Accenture PLC (Class A Stock)	64,400	17,278,520
Capgemini SE (France)	864	143,466
Cognizant Technology Solutions Corp. (Class A Stock)	156,800	13,014,400

SEE NOTES TO FINANCIAL STATEMENTS.

A60

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Dentsu Soken, Inc. (Japan)	2,100	$36,707
DTS Corp. (Japan)	800	6,289
Fujitsu Ltd. (Japan)	900	24,735
International Business Machines Corp.	15,200	4,502,392
MongoDB, Inc.*	7,400	3,105,706
NEC Corp. (Japan)	8,400	284,218
Obic Co. Ltd. (Japan)	1,000	31,389
Otsuka Corp. (Japan)	6,000	123,633
TIS, Inc. (Japan)	500	16,798

		38,568,253

Leisure Products — 0.1%
Brunswick Corp.	15,300	1,135,872
Hasbro, Inc.	32,400	2,656,800
Technogym SpA (Italy), 144A	407	7,681

		3,800,353

Life Sciences Tools & Services — 0.5%
Chemometec A/S (Denmark)	150	16,053
Danaher Corp.	36,000	8,241,120
Lonza Group AG (Switzerland)	213	143,609
QIAGEN NV	572	26,013
Thermo Fisher Scientific, Inc.	22,000	12,747,900
West Pharmaceutical Services, Inc.	19,600	5,392,744

		26,567,439

Machinery — 1.1%
Atlas Copco AB (Sweden) (Class B Stock)	2,517	40,239
Caterpillar, Inc.	38,500	22,055,495
Crane Co.	51,300	9,461,259
Cummins, Inc.	4,500	2,297,025
Daifuku Co. Ltd. (Japan)	5,700	179,411
Deere & Co.	12,500	5,819,625
Epiroc AB (Sweden) (Class B Stock)	550	11,065
ITT, Inc.	5,700	989,007
Komatsu Ltd. (Japan)	1,100	34,906
Makita Corp. (Japan)	200	6,062
Mitsubishi Heavy Industries Ltd. (Japan)	5,000	122,062
NTN Corp. (Japan)	11,600	27,257
Parker-Hannifin Corp.	16,500	14,502,840
Sandvik AB (Sweden)	7,460	240,966
Schindler Holding AG (Switzerland)	35	12,384
SMC Corp. (Japan)	100	34,600
Wartsila OYJ Abp (Finland)	6,522	230,909
Xylem, Inc.	21,600	2,941,488
Yangzijiang Shipbuilding Holdings Ltd. (China)	9,400	25,394

		59,031,994

Marine Transportation — 0.1%
AP Moller—Maersk A/S (Class A Stock)	4	9,175
AP Moller—Maersk A/S (Class B Stock)	18	41,302
Kawasaki Kisen Kaisha Ltd. (Japan)	4,600	64,033
Kirby Corp.*	48,900	5,387,802
Mitsui OSK Lines Ltd. (Japan)	1,600	48,103

	Shares	Value
COMMON STOCKS (continued)
Marine Transportation (cont’d.)
Nippon Yusen KK (Japan)	6,200	$200,828
SITC International Holdings Co. Ltd. (China)	20,000	71,568

		5,822,811

Media — 0.3%
Comcast Corp. (Class A Stock)	456,600	13,647,774
Future PLC (United Kingdom)	5,502	39,043
Publicis Groupe SA (France)	681	70,720
WPP PLC (United Kingdom)	9,684	43,503

		13,801,040

Metals & Mining — 0.4%
ArcelorMittal SA (Luxembourg)	1,569	72,048
BHP Group Ltd. (Australia)	10,886	328,530
Boliden AB (Sweden)*	3,734	206,850
Evolution Mining Ltd. (Australia)	18,533	155,098
Fortescue Ltd. (Australia)	9,714	142,043
Freeport-McMoRan, Inc.	92,000	4,672,680
Fresnillo PLC (Mexico)	5,728	255,414
JFE Holdings, Inc. (Japan)	600	7,649
JX Advanced Metals Corp. (Japan)	3,500	43,754
Newmont Corp.	53,300	5,322,005
Northern Star Resources Ltd. (Australia)	1,789	31,482
Nucor Corp.	50,000	8,155,500
Rio Tinto Ltd. (Australia)	576	56,192
Rio Tinto PLC (Australia)	2,745	221,112

		19,670,357

Multi-Utilities — 0.3%
Ameren Corp.	31,200	3,115,632
CMS Energy Corp.	93,400	6,531,462
DTE Energy Co.(a)	63,600	8,203,128
E.ON SE (Germany)	3,793	71,820
Engie SA (France)	11,403	299,550
National Grid PLC (United Kingdom)	7,706	118,198

		18,339,790

Oil, Gas & Consumable Fuels — 1.8%
BP PLC	4,680	27,294
Cheniere Energy, Inc.	7,200	1,399,608
Chevron Corp.	63,500	9,678,035
ConocoPhillips	143,500	13,433,035
Devon Energy Corp.	70,600	2,586,078
ENEOS Holdings, Inc. (Japan)	16,100	113,909
EOG Resources, Inc.	85,500	8,978,355
Equinor ASA (Norway)	2,406	56,738
Exxon Mobil Corp.	354,400	42,648,496
Friedrich Vorwerk Group SE (Germany)	392	37,138
Galp Energia SGPS SA (Portugal)	2,356	40,571
HF Sinclair Corp.	65,900	3,036,672
Inpex Corp. (Japan)	2,100	42,001
Phillips 66	49,500	6,387,480
Shell PLC	5,441	200,513
TotalEnergies SE (France)	1,875	122,246
Williams Cos., Inc. (The)	64,600	3,883,106

SEE NOTES TO FINANCIAL STATEMENTS.

A61

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Woodside Energy Group Ltd. (Australia)	2,880	$44,907

		92,716,182

Passenger Airlines — 0.0%
International Consolidated Airlines Group SA (United Kingdom)	39,991	222,046
Qantas Airways Ltd. (Australia)	17,570	121,386
Ryanair Holdings PLC (Italy)	2,975	102,571

		446,003

Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	12,200	1,277,584
Unilever PLC (United Kingdom)	570	37,242

		1,314,826

Pharmaceuticals — 2.2%
Astellas Pharma, Inc. (Japan)	19,000	252,881
AstraZeneca PLC (United Kingdom)	1,662	307,569
Bristol-Myers Squibb Co.	50,400	2,718,576
Eli Lilly & Co.	48,200	51,799,576
Galderma Group AG (Switzerland)	1,339	272,664
GSK PLC	7,037	172,528
Hikma Pharmaceuticals PLC (United Kingdom)	362	7,547
Johnson & Johnson	155,748	32,232,049
Merck & Co., Inc.	100,700	10,599,682
Novartis AG	4,842	667,208
Novo Nordisk A/S (Denmark) (Class B Stock)	1,676	85,004
Perrigo Co. PLC(a)	236,100	3,286,512
Pfizer, Inc.	349,100	8,692,590
Roche Holding AG	1,692	698,746
Sandoz Group AG (Switzerland)	1,296	94,098
Sanofi SA	1,126	108,946
Sumitomo Pharma Co. Ltd. (Japan)*	3,800	56,120
UCB SA (Belgium)	130	36,221
Zoetis, Inc.	20,000	2,516,400

		114,604,917

Professional Services — 0.2%
Automatic Data Processing, Inc.	3,900	1,003,197
Clarivate PLC*(a)	1,075,300	3,591,502
Computershare Ltd. (Australia)	1,717	38,913
Concentrix Corp.(a)	112,600	4,681,908
ManpowerGroup, Inc.	58,000	1,724,340
Recruit Holdings Co. Ltd. (Japan)	300	16,858
Teleperformance SE (France)	819	59,271

		11,115,989

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	9,100	1,463,189
Daito Trust Construction Co. Ltd. (Japan)	2,900	55,222
Daiwa House Industry Co. Ltd. (Japan)	300	9,965
Jones Lang LaSalle, Inc.*	27,200	9,151,984
LEG Immobilien SE (Germany)	593	43,251

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Vonovia SE (Germany)	2,580	$74,251

		10,797,862

Residential REITs — 0.0%
Equity Residential	16,000	1,008,640

Retail REITs — 0.0%
Klepierre SA (France)	2,620	103,661
Realty Income Corp.(a)	29,800	1,679,826
Scentre Group (Australia)	7,020	19,624
Unibail-Rodamco-Westfield (France)	888	96,567
Vicinity Ltd. (Australia)	74,101	126,157

		2,025,835

Semiconductors & Semiconductor Equipment — 8.8%
Advanced Micro Devices, Inc.*	89,000	19,060,240
Advantest Corp. (Japan)	1,700	214,962
Analog Devices, Inc.	75,500	20,475,600
Applied Materials, Inc.	21,200	5,448,188
ASML Holding NV (Netherlands)	848	913,737
Broadcom, Inc.	253,500	87,736,350
Intel Corp.*	371,000	13,689,900
Kioxia Holdings Corp. (Japan)*	1,300	86,522
KLA Corp.	6,900	8,384,052
Lam Research Corp.	153,000	26,190,540
Micron Technology, Inc.	71,400	20,378,274
NVIDIA Corp.	1,364,200	254,423,300
QUALCOMM, Inc.	16,100	2,753,905
Renesas Electronics Corp. (Japan)*	12,600	172,580
SCREEN Holdings Co. Ltd. (Japan)	100	9,740
Texas Instruments, Inc.	20,100	3,487,149

		463,425,039

Software — 6.3%
Adobe, Inc.*	26,550	9,292,235
AppLovin Corp. (Class A Stock)*	10,700	7,209,874
Autodesk, Inc.*	60,200	17,819,802
Cadence Design Systems, Inc.*	25,700	8,033,306
Check Point Software Technologies Ltd. (Israel)*(a)	200	37,112
Elastic NV*	27,400	2,067,056
Fortinet, Inc.*	20,000	1,588,200
Gen Digital, Inc.(a)	209,300	5,690,867
Intuit, Inc.	14,200	9,406,364
Microsoft Corp.	445,900	215,646,157
Monday.com Ltd.*	200	29,512
Nice Ltd. (Israel)*	755	85,343
Oracle Corp.	54,300	10,583,613
Palantir Technologies, Inc. (Class A Stock)*	132,300	23,516,325
Salesforce, Inc.	51,500	13,642,865
SAP SE (Germany)	979	237,866
ServiceNow, Inc.*	47,500	7,276,525
Trend Micro, Inc. (Japan)	1,000	41,532

		332,204,554

Specialized REITs — 0.3%
American Tower Corp.	8,700	1,527,459
Crown Castle, Inc.	26,300	2,337,281

SEE NOTES TO FINANCIAL STATEMENTS.

A62

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (cont’d.)
EPR Properties	28,800	$1,437,120
Equinix, Inc.	1,300	996,008
Iron Mountain, Inc.(a)	12,300	1,020,285
Public Storage(a)	25,400	6,591,300
VICI Properties, Inc.	110,600	3,110,072

		17,019,525

Specialty Retail — 1.0%
Avolta AG (Switzerland)*	537	31,672
Clas Ohlson AB (Sweden) (Class B Stock)	428	14,072
Five Below, Inc.*	14,100	2,655,876
Home Depot, Inc. (The)	22,500	7,742,250
Industria de Diseno Textil SA (Spain)	1,140	75,200
JD Sports Fashion PLC (United Kingdom)	7,849	8,897
Kingfisher PLC (United Kingdom)	50,839	214,009
Lowe’s Cos., Inc.	76,300	18,400,508
O’Reilly Automotive, Inc.*	12,000	1,094,520
Ross Stores, Inc.	21,300	3,836,982
TJX Cos., Inc. (The)	99,900	15,345,639
Ulta Beauty, Inc.*	3,900	2,359,539

		51,779,164

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	832,500	226,323,450
Logitech International SA (Switzerland)	1,210	122,837
Sandisk Corp.*	18,800	4,462,744
Western Digital Corp.(a)	92,300	15,900,521

		246,809,552

Textiles, Apparel & Luxury Goods — 0.1%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	993	214,141
LVMH Moet Hennessy Louis Vuitton SE (France)	418	315,062
OVS SpA (Italy), 144A	3,278	18,602
Pandora A/S (Denmark)	415	45,893
Tapestry, Inc.	19,500	2,491,515

		3,085,213

Tobacco — 0.3%
Altria Group, Inc.	183,400	10,574,844
British American Tobacco PLC (United Kingdom)	3,965	224,779
Imperial Brands PLC (United Kingdom)	5,659	237,622
Japan Tobacco, Inc. (Japan)	1,500	53,914
Philip Morris International, Inc.(a)	12,800	2,053,120
Scandinavian Tobacco Group A/S (Denmark), 144A	1,175	17,630

		13,161,909

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	1,100	158,136
Marubeni Corp. (Japan)	1,900	52,915
Mitsubishi Corp. (Japan)	9,600	219,578
Mitsui & Co. Ltd. (Japan)	3,400	100,971
Sumitomo Corp. (Japan)	6,800	235,365

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
WESCO International, Inc.(a)	11,400	$2,788,896

		3,555,861

Water Utilities — 0.0%
United Utilities Group PLC (United Kingdom)	6,870	110,376

Wireless Telecommunication Services — 0.0%
SoftBank Group Corp. (Japan)	4,800	134,656
Vodafone Group PLC (United Kingdom)	39,811	53,068

		187,724

TOTAL COMMON STOCKS (cost $1,870,242,480)		3,296,727,013

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	87	9,271
Porsche Automobil Holding SE (Germany) (PRFC)	165	7,698
Volkswagen AG (Germany) (PRFC)	335	40,883

		57,852

Banks — 0.0%
Citigroup Capital XIII, 10.470%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	664,400

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,765	143,997

TOTAL PREFERRED STOCKS (cost $736,213)		866,249

UNAFFILIATED EXCHANGE-TRADED FUND — 0.0%
iShares MSCI EAFE ETF(a)	488	46,863

(cost $23,649)

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 7.0%
Automobiles — 1.7%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	27	27,393
Series 2021-02, Class D
1.290%	06/18/27	10	9,986
Series 2021-03, Class C
1.410%	08/18/27	671	666,481
Series 2023-01, Class C
5.800%	12/18/28	2,100	2,132,952
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	623	626,945
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A
1.660%	02/20/28	3,700	3,616,151

SEE NOTES TO FINANCIAL STATEMENTS.

A63

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2022-01A, Class A, 144A
3.830%	08/21/28	4,200	$4,183,119
Series 2023-01A, Class A, 144A
5.250%	04/20/29	4,353	4,446,395
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,800	1,811,663
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,800	1,855,941
Series 2024-03A, Class A, 144A
5.230%	12/20/30	600	618,602
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	943	959,063
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	355	360,996
CarMax Auto Owner Trust,
Series 2022-02, Class C
4.260%	12/15/27	25	24,982
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	771	780,148
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A
4.500%	04/20/28	1,600	1,608,103
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A
1.910%	05/15/34	500	490,060
Series 2023-01, Class A, 144A
4.850%	08/15/35	4,100	4,181,857
Series 2023-02, Class A, 144A
5.280%	02/15/36	2,900	2,997,374
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	4,400	4,512,183
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	9,000	9,248,828
Series 2025-02, Class A, 144A
4.370%(cc)	02/15/38	8,361	8,429,900
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	196,189
Series 2024-01, Class A, 144A
4.980%	12/11/36	900	925,535
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	3,500	3,547,999
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class B, 144A
1.260%	07/14/28	2,314	2,310,709
Series 2023-01A, Class A, 144A
5.410%	11/14/29	4,700	4,735,453
Series 2025-01A, Class A, 144A
5.360%	04/16/35	4,900	5,074,861
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	706	710,350
Series 2023-03, Class C
5.770%	11/15/30	1,500	1,527,834

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2023-04, Class C
6.040%	12/15/31		2,600	$2,665,506
Series 2023-06, Class B
5.980%	04/16/29		700	709,645
Series 2023-06, Class C
6.400%	03/17/31		300	310,076
Series 2024-02, Class C
5.840%	06/17/30		500	510,858
Series 2024-04, Class C
4.950%	04/15/30		3,000	3,031,525
Series 2025-03, Class C
4.680%	09/15/31		2,800	2,817,091
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		300	307,217
Series 2023-01A, Class C, 144A
5.970%	02/20/31		500	514,259
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38		4,000	4,080,173
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		1,373	1,382,190
Series 2024-01A, Class A1, 144A
5.490%	02/18/39		1,534	1,552,521

				90,499,113

Collateralized Loan Obligations — 4.2%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.414%(c)	04/20/37		11,250	11,289,825
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.335%(c)	07/15/37		8,500	8,528,101
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.504%(c)	04/20/37		11,250	11,291,108
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.626%(c)	04/15/31	EUR	2,945	3,445,491
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.166%(c)	07/15/30		1,233	1,233,102
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
2.999%(c)	10/15/35	EUR	5,000	5,867,168
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
5.494%(c)	04/20/37		6,250	6,272,031

SEE NOTES TO FINANCIAL STATEMENTS.

A64

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.504%(c)	04/20/37		7,000	$7,021,559
Elmwood CLO Ltd. (Cayman Islands),
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.022%(c)	04/17/38		9,000	8,989,558
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.150%(c)	04/26/31		97	97,159
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.254%(c)	10/19/38	EUR	8,500	9,980,749
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
3.795%(c)	01/26/38	EUR	14,500	17,051,802
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.435%(c)	04/15/37		11,000	11,038,764
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.654%(c)	05/15/37	EUR	11,000	12,957,384
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.369%(c)	04/15/38	EUR	8,000	9,423,261
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.504%(c)	04/20/37		8,000	8,024,098
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.266%(c)	10/17/38	EUR	6,500	7,642,365
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.432%(c)	04/17/37		10,000	10,025,010
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.309%(c)	07/15/38	EUR	8,000	9,407,777
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.190%(c)	01/26/31		303	302,756
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)
4.934%(c)	04/20/34		8,500	8,490,211
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.005%(c)	04/24/38		8,000	7,990,435

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.199%(c)	10/15/38	EUR	9,000	$10,598,632
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.754%(c)	01/20/36		11,000	11,019,364
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.055%(c)	07/25/34	EUR	4,500	5,283,475
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.074%(c)	01/20/37		5,000	5,002,450
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
5.296%(c)	04/15/34		10,000	10,004,710

				218,278,345

Consumer Loans — 0.3%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		1,400	1,402,184
Series 2024-X02, Class A, 144A
5.220%	12/17/29		225	225,122
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33		4,600	4,645,769
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A2, 144A
4.930%	06/25/60		751	753,636
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,226	2,191,157
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
4.744%(c)	06/16/36		2,800	2,803,252
Series 2022-02A, Class A, 144A
4.890%	10/14/34		272	272,495
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		5,400	5,507,990

				17,801,605

Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.024%(c)	03/15/32	GBP	5,400	7,312,246
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.744%(c)	07/15/32	GBP	2,100	2,836,005

				10,148,251

SEE NOTES TO FINANCIAL STATEMENTS.

A65

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#			Value
ASSET-BACKED SECURITIES (continued)
Equipment — 0.1%
Barings Equipment Finance LLC,
Series 2025-A, Class A3, 144A
4.820%	08/13/32		2,900		$2,967,915
CCG Receivables Trust,
Series 2025-02, Class A2, 144A
4.140%	08/15/34		2,300		2,304,956
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,699		1,686,446

					6,959,317

Home Equity Loans — 0.4%
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60		2,629		2,647,818
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.118%(c)	02/25/55		1,938		1,938,235
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		534		538,412
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,225		1,243,771
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44		1,576		1,591,768
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55		3,466		3,498,995
Santander Mortgage Asset Receivable Trust,
Series 2025-CES01, Class A1A, 144A
5.036%(cc)	09/25/55		1,661		1,661,884
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63		393		397,541
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		114		114,849
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		218		219,833
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		1,663		1,682,360
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,304		1,304,982
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55		1,678		1,695,896

					18,536,344

Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		727		684,953

Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.127%(c)	03/15/26^	EUR	637	$561,432

				561,433

Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		225	222,839
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		394	378,033
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
4.519%(c)	05/25/70		933	916,492
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		186	184,995
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		282	277,706
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		506	490,458
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		692	669,730

				3,140,253

TOTAL ASSET-BACKED SECURITIES (cost $358,971,478)				366,609,614

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A
2.495%	05/15/53		4,350	4,068,333
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54		8,000	7,586,857
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		6,465	6,414,964
Series 2019-BN22, Class A3
2.726%	11/15/62		5,400	5,115,072
Series 2020-BN25, Class A4
2.399%	01/15/63		6,700	6,286,421
Series 2021-BN35, Class A3
1.717%	06/15/64		4,900	4,460,780
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57		8,000	8,243,942
Series 2024-05YR12, Class A3
5.902%(cc)	12/15/57		6,540	6,876,773
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51		5,400	5,357,893
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
6.024%(c)	11/15/34		10	125
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51		4,671	4,632,808

SEE NOTES TO FINANCIAL STATEMENTS.

A66

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-B08, Class A4
3.963%	01/15/52	8,200	$8,142,047
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,632,160
Series 2023-B38, Class A3
5.793%	04/15/56	5,000	5,244,368
Series 2023-B39, Class A2
6.573%(cc)	07/15/56	5,000	5,190,488
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	5,250	5,540,846
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,620	4,946,243
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	2,587	2,579,873
Series 2017-P07, Class A3
3.442%	04/14/50	4,869	4,835,728
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.335%(cc)	03/25/26	10,974	11,974
Series K068, Class A1
2.952%	02/25/27	2	1,705
GS Mortgage Securities Trust,
Series 2016-GS03, Class A3
2.592%	10/10/49	4,591	4,558,323
Series 2016-GS04, Class A3
3.178%	11/10/49	4,164	4,138,154
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,949
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	5,385,520
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,609	2,580,978
Series 2016-UB11, Class A3
2.531%	08/15/49	10,156	10,088,977
Series 2018-H04, Class A3
4.043%	12/15/51	1,678	1,664,058
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	4,439	4,372,947
Series 2018-C09, Class A3
3.854%	03/15/51	2,189	2,167,482
Series 2018-C14, Class A3
4.180%	12/15/51	2,968	2,977,026
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	7,810	7,794,235
Series 2017-C38, Class A4
3.190%	07/15/50	4,033	3,983,796
Series 2018-C48, Class A4
4.037%	01/15/52	6,338	6,288,430
Series 2019-C53, Class A3
2.787%	10/15/52	2,500	2,378,525
Series 2020-C58, Class A3
1.810%	07/15/53	6,845	6,219,217

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-5C2, Class A3
5.920%(cc)	11/15/57	7,575	$7,973,946

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $173,733,859)			170,750,963

CORPORATE BONDS — 9.4%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	5,600	5,589,612
2.750%	02/01/26	1,380	1,378,001
3.300%	03/01/35	2,900	2,519,367
3.550%	03/01/38	1,296	1,091,392
3.900%	05/01/49	2,570	1,913,591

			12,491,963

Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,045	1,580,864
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	5,140	4,945,207
3.557%	08/15/27	105	104,172
4.390%	08/15/37	1,675	1,540,232
6.343%	08/02/30	550	594,429
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,500	1,510,802
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.500%	02/01/30	1,800	1,861,514
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	5,150	5,322,545
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	930	970,437

			18,430,202

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	2	2,187
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,546	1,525,540
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	18	16,578
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	916,276
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	19	18,583

SEE NOTES TO FINANCIAL STATEMENTS.

A67

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	840	$839,523
4.625%	04/15/29	165	164,090

			3,482,777

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	725	670,063

Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	192,512
2.900%	02/10/29	1,095	1,028,611
5.800%	03/08/29	775	791,947
5.875%	11/07/29	2,440	2,504,265
7.350%	03/06/30	1,255	1,346,944
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45	1,035	930,012
6.600%	04/01/36	760	826,971
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	3,340	3,184,573
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	3,085	3,128,363
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30	2,490	2,565,046
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29	2,690	2,742,433

			19,241,677

Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	60	62,312
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	100	102,435
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	650	652,833

			817,580

Banks — 2.4%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	1,000	1,033,704
Bank of America Corp.,
Sr. Unsec’d. Notes
5.080%(ff)	01/20/27	25	25,009
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	2,335,488
1.922%(ff)	10/24/31	7,385	6,602,968
2.496%(ff)	02/13/31	3,135	2,919,956

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.824%(ff)	01/20/28		955	$952,628
4.271%(ff)	07/23/29		510	512,154
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27		2,550	2,537,616
Sub. Notes, MTN
4.450%	03/03/26		8,455	8,456,658
Bank of America NA,
Sub. Notes
6.000%	10/15/36		410	445,103
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30		1,180	1,199,676
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29		975	921,075
3.132%(ff)	01/20/33		1,505	1,372,504
Capital One NA,
Sr. Unsec’d. Notes
4.250%	03/13/26		970	970,209
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		800	798,934
5.875%	04/30/29		800	841,540
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,260	1,143,655
3.887%(ff)	01/10/28		35	34,933
4.650%	07/23/48		785	693,374
Sub. Notes
4.450%	09/29/27		5,975	6,013,212
4.600%	03/09/26		10	10,002
6.020%(ff)	01/24/36		3,900	4,091,522
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		2,080	2,160,774
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
5.373%(ff)	01/10/29		800	816,307
Sub. Notes
3.729%(ff)	01/14/32		3,380	3,188,716
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32		4,510	4,069,871
3.814%(ff)	04/23/29		540	536,779
4.369%(ff)	10/21/31		3,210	3,203,328
5.727%(ff)	04/25/30		4,315	4,507,635
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44		5	4,629
Sub. Notes
6.750%	10/01/37		104	116,204
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.406%(c)	04/01/26	(oo)	1,045	1,046,708
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		4,560	4,066,188
3.782%(ff)	02/01/28		695	693,358
3.882%(ff)	07/24/38		20	17,955

SEE NOTES TO FINANCIAL STATEMENTS.

A68

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.964%(ff)	11/15/48		3,250	$2,618,373
4.005%(ff)	04/23/29		2,170	2,167,925
4.452%(ff)	12/05/29		3,350	3,384,467
5.299%(ff)	07/24/29		2,740	2,820,326
Sub. Notes
2.956%(ff)	05/13/31		15	14,160
5.576%(ff)	07/23/36		495	512,987
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	(a)	765	830,871
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27		25	24,435
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29		2,760	2,831,998
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29		6,225	6,353,400
5.449%(ff)	07/20/29		1,975	2,038,202
6.407%(ff)	11/01/29		3,030	3,210,938
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		2,020	1,793,818
4.431%(ff)	01/23/30		515	517,882
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		2,465	2,249,810
3.591%(cc)	07/22/28		1,255	1,246,393
Sr. Unsec’d. Notes, MTN, Series I
4.892%(ff)	10/22/36		1,350	1,339,116
Sub. Notes, GMTN
4.350%	09/08/26		3,825	3,829,524
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.758%(ff)	01/26/27		35	35,016
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
6.691%(ff)	01/10/34		740	805,249
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30		10	9,086
7.161%(ff)	10/30/29		1,190	1,283,398
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32		885	819,903
4.194%(ff)	04/01/31		450	445,303
4.282%	01/09/28		465	465,589
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35		3,220	3,290,261
5.389%(ff)	04/24/34		1,500	1,559,061
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		4,175	3,899,434
5.557%(ff)	07/25/34		3,130	3,284,525
5.574%(ff)	07/25/29		3,660	3,787,266

				125,809,088

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		584	$539,783
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30		25	24,385
8.000%	11/15/39		1,285	1,628,900
8.200%	01/15/39		250	322,383
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31		1,015	900,402

				3,415,853

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30		40	36,745

Building Materials — 0.1%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/35	(a)	1,470	1,500,691
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30		2,120	2,184,697
Owens Corning,
Sr. Unsec’d. Notes
3.875%	06/01/30		290	284,745
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		1,110	1,155,060
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		760	734,795
4.750%	01/15/28		700	697,809

				6,557,797

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
9.400%	05/15/39		155	199,939
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.419%	11/15/48		49	46,662
Sr. Unsec’d. Notes, 144A
4.725%	11/15/28		1,116	1,129,045
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30		1,065	1,111,988
6.750%	05/02/34		1,888	2,036,113
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28		670	657,605

				5,181,352

SEE NOTES TO FINANCIAL STATEMENTS.

A69

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#		Value

CORPORATE BONDS (continued)
Commercial Services — 0.1%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29			615	$631,702
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26		EUR	693	810,594
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46			456	378,165
7.000%	10/15/37			380	440,462
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44			5	4,261
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31			495	502,101
6.000%	03/15/34			95	96,256
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116			1,500	1,041,739
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50			20	12,572
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30			10	9,502
TR Finance LLC (Canada),
Gtd. Notes
3.350%	05/15/26			5	4,984
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32			325	304,918
4.875%	01/15/28	(a)		1,065	1,065,840
5.250%	01/15/30	(a)		235	238,184
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	(a)		1,170	938,079

					6,479,359

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30			15	13,646

Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31	(a)		755	772,529
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27			4,985	4,963,760
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27			20	19,909
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.875%	07/21/28			2,600	2,703,205

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	$1,852,049
6.070%	07/12/28	3,355	3,501,637

			13,813,089

Electric — 0.9%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	499,427
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,910	2,896,569
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	620	498,267
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	8,339
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	11,374
5.950%	05/15/37	305	326,811
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,250	1,206,560
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	669,539
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,384,040
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,229,297
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	2,891,250
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	224,969
Duke Energy Carolinas LLC,
First Mortgage
4.250%	12/15/41	465	409,123
6.050%	04/15/38	550	594,821
First Ref. Mortgage
4.000%	09/30/42	570	479,083
6.000%	01/15/38	2,390	2,575,234
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	696,744
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	2,140	1,922,333
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	905	936,109

SEE NOTES TO FINANCIAL STATEMENTS.

A70

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	211	$218,253
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,310	1,299,468
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,910
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	24,950
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	900	918,436
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	2,840	2,943,903
5.950%	10/01/33	215	235,071
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	158,649
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	464,445
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	8,463
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	22,267
4.900%	02/28/28	3,800	3,871,591
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,187,969
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	70,067
3.875%	02/15/32	200	186,888
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	1,395	1,347,618
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,695
3.950%	12/01/47	2,000	1,488,904
4.000%	12/01/46	3,830	2,871,672
4.950%	07/01/50	1,345	1,138,863
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	695,351
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	543,700
3.700%	05/01/28	1,280	1,273,897
4.900%	12/15/32	1,050	1,073,462
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	576,129

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	$629,549
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,126,418
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	1,670	1,705,414
First Ref. Mortgage
4.000%	04/01/47	580	436,040
First Ref. Mortgage, Series C
3.600%	02/01/45	860	619,183
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	724,697
Sr. Sec’d. Notes, 144A
4.600%	10/15/30	805	804,093
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	440,533

			48,580,437

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33	135	138,321
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	919	897,753
4.250%	10/31/26	882	878,145
5.500%	07/31/47	800	704,750

			2,618,969

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	600	621,352

Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.750%	10/15/33	420	431,169
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	18,600

			449,769

Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31	90	91,059
5.750%	03/31/34	125	125,469
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
6.050%	01/15/29	1,265	1,319,762

SEE NOTES TO FINANCIAL STATEMENTS.

A71

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33	1,325	$1,381,685
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	275	265,887
4.375%	01/31/32	850	810,122
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	474,214
5.200%	03/01/35	4,315	4,431,227
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	1,870	1,724,686

			10,624,111

Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
5.843%	01/10/35	1,495	1,580,258
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	915	802,992
3.490%	05/15/27	1,425	1,416,129
3.600%	05/01/30	1,270	1,234,588
3.950%	03/30/48	15	11,704
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	30,816

			5,076,487

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	19,008
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	659,986

			678,994

Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	566,967
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	4,618
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,478
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	20,289
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	5	4,655
5.318%	12/01/34	4,270	4,352,051

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	$350,516
4.650%	01/15/43	15	13,444
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	16,446
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	19,929
4.375%	03/15/42	10	8,538
Gtd. Notes, MTN
7.750%	07/15/36	450	516,448
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	14,722
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	11,986
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	783,014
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	14,692
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/31	450	462,532
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	765	719,123
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	1,732	1,781,967
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	625	613,783
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,178
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	9,121
3.250%	05/15/51	1,000	676,025
4.500%	04/15/33	255	253,133
5.200%	04/15/63	2,840	2,545,505
5.500%	04/15/64	1,680	1,580,376
5.750%	07/15/64	945	923,219

			16,271,755

Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	575	607,170

SEE NOTES TO FINANCIAL STATEMENTS.

A72

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31		575	$544,688
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32		120	123,457

				668,145

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30		130	129,988

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	(a)	220	214,967
6.625%	05/15/32		115	111,184

				326,151

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		30	28,948
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52		50	38,534
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33		3,785	4,012,396
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,215	900,044
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		772	830,185
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50		410	317,375
5.000%	03/30/43		200	182,818
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		10	9,136
4.350%	01/30/47		5	4,242
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		20	18,219
4.625%	09/15/42		130	116,894
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		575	474,628
6.850%	12/16/39		124	142,775

				7,076,194

Internet — 0.2%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/32		400	401,250

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
4.700%	11/15/35		1,155	$1,155,735
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		4,140	4,382,879
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.600%	11/15/32		690	695,662
4.875%	11/15/35		2,225	2,223,294

				8,858,820

Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32		490	519,518
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		375	388,166
7.375%	05/01/33		250	259,906
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30		10	9,414

				1,177,004

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		555	567,576
5.000%	10/15/27		15	15,260
5.250%	10/15/35	(a)	2,695	2,731,401
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32		2,335	2,180,851
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	(a)	288	293,610

				5,788,698

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.150%	09/15/27		25	25,187

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27		125	124,858
5.500%	05/01/26		625	625,779
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		2,870	2,685,523
6.484%	10/23/45		1,021	960,420
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		5,275	4,695,200
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		640	492,583
5.500%	09/01/41		360	315,789

SEE NOTES TO FINANCIAL STATEMENTS.

A73

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	$49,551

			9,949,703

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	325	335,287
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,280	1,340,960
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30	400	415,140
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	250	257,891
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,736,626

			5,085,904

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,430	1,473,343

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,786,180

Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	692,372
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	2,412	2,331,621
4.000%	01/15/31	770	742,886
5.125%	10/01/34	585	573,173
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	18,807
5.000%	12/15/29	1,560	1,600,387
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	714	655,175
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	9,779
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	150	157,077
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	290,548

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	$645,440
8.625%	01/19/29	2,105	2,257,928
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.000%	07/15/32	3,880	3,973,010
5.350%	01/15/36	4,310	4,429,540
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/30	50	54,994
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	500	493,914
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	440	426,926
6.250%	04/15/32	500	470,373
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	510	510,510
4.875%	04/03/28	530	539,688
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31(a)	2,146	2,077,113
6.625%	06/15/38	35	31,885
6.700%	02/16/32	1,065	1,061,943
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	600	587,898
2.250%	07/12/31	820	735,786
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	1,015	1,104,836

			26,473,609

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	425	391,603
6.000%	06/15/29	1,150	1,183,375
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	5,135	5,127,537
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	127,077
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes
5.418%	01/15/35	500	513,764

			7,343,356

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	9,928
4.050%	11/21/39	250	223,209

SEE NOTES TO FINANCIAL STATEMENTS.

A74

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.550%	03/15/35	2,190	$2,158,755
4.700%	05/14/45	735	664,583
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	18,855
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	14,887
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	50	44,431
4.780%	03/25/38	3,750	3,541,705
5.300%	12/05/43	245	228,201
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.550%	10/15/32	5,050	5,120,763
4.875%	02/27/53	340	310,556
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	685	557,243
5.400%	11/29/43	845	727,160
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	690	567,589
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	360,688

			14,548,553

Pipelines — 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	450	450,670
5.750%	07/01/34	300	302,287
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,536,767
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,690	2,753,308
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	55,928
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	10	10,275
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,133,530
5.550%	05/15/34	1,495	1,537,335
6.100%	02/15/42	25	24,985
6.125%	12/15/45	180	177,060
6.250%	04/15/49	1,900	1,882,538
6.400%	12/01/30	480	518,627
6.550%	12/01/33	1,265	1,388,094
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	715	781,810

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	2,260	$1,579,021
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	595	551,171
4.000%	03/15/28	1,385	1,382,509
4.700%	04/15/48	135	112,282
5.200%	03/01/47	40	35,759
5.500%	02/15/49	272	250,083
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	3,725	3,724,340
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	157,909
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,951,355
6.050%	09/01/33	2,160	2,298,810
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,927
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	755	722,624
4.900%	09/15/30(a)	2,140	2,181,819
6.125%	03/15/33	1,895	2,026,912
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	108,020
4.125%	08/15/31	90	81,887
6.250%	01/15/30	650	657,408
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.125%	12/15/30	309	314,603
6.500%	06/15/34	111	113,474
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	107,874
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,000	897,262
5.100%	09/15/45	500	459,372
5.150%	03/15/34	510	518,830
5.600%	03/15/35	1,615	1,677,935
8.750%	03/15/32	1,130	1,371,104

			38,850,504

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,535,196
2.950%	03/15/34	480	410,973
5.250%	05/15/36(a)	2,445	2,417,380

SEE NOTES TO FINANCIAL STATEMENTS.

A75

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	$29,458
3.600%	01/15/28	5,420	5,368,719
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	5	4,989
4.050%	07/01/30	5	4,931
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	1,345	1,148,567
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	9,856
3.700%	06/15/26	10	9,978
4.750%	05/15/47	5	4,335
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30	5	4,746
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28	5	4,720
2.875%	01/15/31	5	4,634
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	3,480	3,262,143
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	950	690,830
5.000%	10/15/27	400	386,164
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,895
Public Storage Operating Co.,
Gtd. Notes
1.950%	11/09/28	10	9,471
2.250%	11/09/31	1,288	1,149,176
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	3,000	2,728,884

			19,190,045

Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	525	516,789
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	674,702
3.125%	04/21/26	5	4,985
3.750%	06/01/27	15	14,943
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	260,455
3.875%	10/01/31	250	231,267

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	$49,228
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	30,739
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	4,393

			1,787,501

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.900%	07/15/32	1,795	1,832,030
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	275,825
3.187%	11/15/36	4,445	3,771,567
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.650%	02/15/32	25	22,425
3.150%	05/01/27	5	4,940
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	23,030
3.250%	05/20/27	12	11,940
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	13,656

			5,955,413

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	9,948
5.450%	03/02/28	2,560	2,621,103
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,780
3.800%	12/15/26	15	14,973

			2,650,804

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	8,790	7,717,055
2.550%	12/01/33	576	491,756
3.500%	09/15/53	850	569,561
3.650%	09/15/59	160	105,729
4.500%	05/15/35	545	523,491
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	100	98,157
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.200%	08/15/32	6,890	7,107,502

SEE NOTES TO FINANCIAL STATEMENTS.

A76

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	(a)	4,030	$3,792,090
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		380	407,857
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		1,385	1,265,161
3.875%	04/15/30		8,000	7,863,108
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32		1,510	1,330,922
2.550%	03/21/31		1,074	980,868
2.650%	11/20/40		1,634	1,167,947
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37		533	539,002

				33,960,206

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45		10	8,401
6.700%	08/01/28		670	713,930
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26		10	9,797
2.875%	11/15/29		5	4,775
3.500%	05/01/50		20	14,426
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		715	785,339
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		150	156,441

				1,693,109

TOTAL CORPORATE BONDS (cost $502,385,878)				496,768,652

MUNICIPAL BONDS — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		240	239,799

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		1,325	1,402,158
Taxable, Revenue Bonds, Series S
3.176%	04/01/41		25	20,184
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,270	1,483,214
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34		475	553,821
7.625%	03/01/40		220	266,411

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
7.550%	04/01/39	245	$296,958
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,493

			4,027,239

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	685,746

Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	10,429
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	33,522

			43,951

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	15,128

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,143,692

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,291,651

New York — 0.0%
Empire State Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	25,674

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	455,309

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	547,313

Texas — 0.0%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	10,967
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	20,509
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	21,816

			53,292

SEE NOTES TO FINANCIAL STATEMENTS.

A77

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

MUNICIPAL BONDS (continued)
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	$364,886

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	14,284

TOTAL MUNICIPAL BONDS (cost $8,371,505)			8,907,964

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	11	9,355
Series 2025-11, Class A1, 144A
4.975%(cc)	10/25/70	1,669	1,670,915
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
5.103%(cc)	02/25/35	64	62,161
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	3,277	3,292,295
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	446	398,345
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.731%(cc)	02/25/37	22	22,594
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,941	1,931,168
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.874%(c)	12/25/41	1	1,017
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.174%(c)	01/25/43	6	5,898
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.374%(c)	10/25/43	227	227,986
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.874%(c)	05/25/45	1,412	1,413,799
Series 2025-R05, Class 2A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.874%(c)	07/25/45	2,650	2,653,567
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	483	467,625
Fannie Mae Interest Strips,
Series 430, Class C56, IO
3.000%	08/25/52	754	132,208
Fannie Mae REMIC,
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
2.061%(c)	04/25/50	889	118,981

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-101, Class AI, IO
3.500%	01/25/51	3,770	$713,429
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
2.076%(c)	08/25/52	2,058	199,157
Series 2025-06, Class FC, 30 Day Average SOFR + 1.600% (Cap 6.000%, Floor 1.600%)
5.474%(c)	02/25/55	1,202	1,209,849
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	07/25/55	9,078	9,198,310
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.524%(c)	01/25/34	73	72,861
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
4.724%(c)	11/25/41	2	1,964
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
6.824%(c)	06/25/42	8	8,217
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.974%(c)	03/25/42	2	2,248
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	287	279,601
Series 4978, Class MI, IO
4.000%	05/25/40	701	104,571
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,208	91,345
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	342	6,931
Series 5281, Class AY
2.500%	08/25/52	811	670,316
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	06/25/55	5,642	5,716,836
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	3,958	844,672
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.012%(c)	09/20/48	1,276	31,192
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	1,620	40,887
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	3,870	41,343
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	2,597	54,634

SEE NOTES TO FINANCIAL STATEMENTS.

A78

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-126, Class BI, IO
3.000%	08/20/50		2,052	$342,073
Series 2021-114, Class TI, IO
3.000%	06/20/51		2,677	366,079
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50		508	217
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		891	16,677
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		3,800	70,422
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		1,242	33,544
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		1,019	32,159
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		797	15,619
Series 2022-093, Class IO, IO
3.000%	08/20/51		8,701	932,773
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)
2.072%(c)	07/20/52		938	76,361
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52		4,615	96,291
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.032%(c)	07/20/52		10,212	234,117
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.032%(c)	07/20/52		1,693	41,828
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,767	31,397
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
6.186%(cc)	07/25/35		7	6,759
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		5	4,574
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.003%(c)	01/24/63	EUR	1,149	1,351,007
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
5.892%(cc)	10/25/66		258	257,696
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,528	1,407,903

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.596%(c)	01/25/48	127	$125,319
OBX Trust,
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65	1,378	1,388,919
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	1,481	1,427,158
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%(cc)	12/25/54	3,028	2,973,403
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.298%(cc)	02/25/34	24	23,731
Towd Point Mortgage Trust,
Series 2020-04, Class A1, 144A
1.750%	10/25/60	498	456,334

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $43,044,069)			43,408,637

SOVEREIGN BONDS — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	710	645,656
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30	1,640	1,684,301
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30	3,317	3,429,778
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37	2,625	2,802,188
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	2,422	2,422,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50(a)	475	365,688
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	453	419,252
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	20	19,820
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	19,936
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35	2,565	2,663,111
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	5,840	6,015,667

SEE NOTES TO FINANCIAL STATEMENTS.

A79

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

SOVEREIGN BONDS(continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	2,745	$2,803,331

TOTAL SOVEREIGN BONDS (cost $22,760,020)			23,290,728

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Federal Home Loan Bank
5.500%	07/15/36	960	1,048,144
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	3,506	2,704,888
2.000%	01/01/32	217	208,085
2.000%	06/01/40	851	756,591
2.000%	10/01/40	1,277	1,132,459
2.000%	09/01/50	2,693	2,199,603
2.000%	03/01/51	1,419	1,156,084
2.000%	04/01/51	88	72,024
2.000%	05/01/51	1,445	1,178,089
2.000%	07/01/51	4,556	3,706,054
2.000%	09/01/51	392	322,047
2.500%	03/01/30	77	74,718
2.500%	10/01/32	230	222,167
2.500%	10/01/35	1,852	1,769,824
2.500%	03/01/51	832	713,107
2.500%	04/01/51	6,716	5,726,860
2.500%	05/01/51	3,799	3,216,895
2.500%	08/01/51	390	332,433
2.500%	10/01/51	2,833	2,433,301
2.500%	04/01/52	2,274	1,943,979
3.000%	10/01/28	38	38,002
3.000%	06/01/29	123	121,528
3.000%	03/01/32	206	201,596
3.000%	01/01/37	135	128,173
3.000%	01/01/43	320	296,118
3.000%	07/01/43	644	595,415
3.000%	09/01/46	1,846	1,678,382
3.000%	12/01/46	5,416	4,918,068
3.000%	01/01/47	1,655	1,496,554
3.000%	02/01/50	1,408	1,260,451
3.000%	07/01/51	789	699,081
3.000%	02/01/52	403	361,515
3.500%	06/01/37	94	91,701
3.500%	03/01/42	153	147,065
3.500%	06/01/42	105	100,523
3.500%	01/01/47	273	257,649
3.500%	02/01/47	374	353,019
3.500%	03/01/48	3,867	3,644,193
3.500%	04/01/52	2,371	2,204,778
3.500%	09/01/52	4,726	4,379,771
4.000%	06/01/26	6	5,852
4.000%	09/01/26	3	2,867
4.000%	10/01/39	248	244,249
4.000%	12/01/40	112	109,647
4.000%	10/01/41	89	87,455
4.000%	01/01/42	40	39,397
4.000%	10/01/45	124	120,069
4.000%	04/01/52	963	925,274
4.000%	09/01/52	1,220	1,164,294

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	02/01/53	1,476	$1,415,384
4.500%	09/01/39	73	73,594
4.500%	10/01/39	417	420,588
4.500%	12/01/39	141	142,467
4.500%	10/01/46	75	74,443
4.500%	12/01/47	318	316,225
4.500%	07/01/52	5,978	5,860,538
4.500%	07/01/53	968	949,067
5.000%	05/01/34	6	6,274
5.000%	05/01/34	67	68,083
5.000%	08/01/35	7	6,741
5.000%	09/01/35	15	14,974
5.000%	10/01/36	12	12,107
5.000%	05/01/37	7	6,956
5.000%	07/01/37	129	132,573
5.000%	09/01/38	17	17,796
5.000%	09/01/38	18	18,626
5.000%	09/01/38	21	21,208
5.000%	02/01/39	7	7,241
5.000%	06/01/39	21	21,604
5.000%	10/01/52	384	384,461
5.000%	11/01/52	1,201	1,204,319
5.000%	01/01/53	7,438	7,448,591
5.000%	11/01/53	530	530,392
5.500%	04/01/34	206	208,785
5.500%	06/01/34	26	26,086
5.500%	06/01/34	41	41,644
5.500%	05/01/37	16	17,082
5.500%	02/01/38	127	132,245
5.500%	05/01/38	23	24,005
5.500%	07/01/38	125	130,832
5.500%	02/01/53	11,578	11,784,289
6.000%	03/01/32	63	64,325
6.000%	12/01/33	17	17,033
6.000%	07/01/36	2	1,661
6.000%	12/01/36	3	2,825
6.000%	05/01/37	4	4,153
6.000%	12/01/37	8	8,379
6.000%	01/01/38	1	1,294
6.000%	01/01/38	3	3,353
6.000%	01/01/38	66	69,981
6.000%	10/01/38	29	30,713
6.000%	08/01/39	13	13,792
6.000%	12/01/52	354	364,675
6.750%	03/15/31	455	518,046
7.000%	01/01/31	3	2,995
7.000%	06/01/31	2	1,702
7.000%	09/01/31	1	692
7.000%	10/01/31	10	11,001
7.000%	10/01/32	10	10,269
Federal National Mortgage Assoc.
1.500%	02/01/42	393	331,637
1.500%	10/01/50	330	254,527
1.500%	11/01/50	3,558	2,745,011
1.500%	12/01/50	3,993	3,084,371
1.500%	01/01/51	1,734	1,337,846
1.500%	03/01/51	843	652,862
2.000%	03/01/31	800	768,921

SEE NOTES TO FINANCIAL STATEMENTS.

A80

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.000%	08/01/31	326	$312,489
2.000%	01/01/32	1,687	1,610,947
2.000%	02/01/41	1,733	1,522,314
2.000%	05/01/41	3,933	3,427,958
2.000%	08/01/50	950	773,628
2.000%	10/01/50	8,928	7,288,696
2.000%	12/01/50	34	28,148
2.000%	01/01/51	1,625	1,325,944
2.000%	02/01/51	12,509	10,199,072
2.000%	03/01/51	3,181	2,592,326
2.000%	04/01/51	3,346	2,725,868
2.000%	05/01/51	19,507	15,879,018
2.000%	08/01/51	3,130	2,545,089
2.500%	07/01/32	706	680,789
2.500%	08/01/32	792	765,403
2.500%	09/01/32	750	724,330
2.500%	07/01/35	2,541	2,443,616
2.500%	11/01/36	3,918	3,729,287
2.500%	10/01/37	774	734,602
2.500%	10/01/43	386	345,950
2.500%	12/01/46	734	639,436
2.500%	03/01/50	564	485,990
2.500%	03/01/50	1,590	1,360,508
2.500%	08/01/50	2,463	2,104,219
2.500%	12/01/50	230	198,714
2.500%	12/01/50	3,089	2,638,821
2.500%	02/01/51	2,010	1,705,077
2.500%	02/01/51	2,450	2,074,967
2.500%	04/01/51	2,914	2,486,388
2.500%	08/01/51	766	652,508
2.500%	09/01/51	2,425	2,066,364
2.500%	10/01/51	840	715,952
2.500%	12/01/51	6,976	6,000,393
2.500%	02/01/52	381	326,665
2.500%	05/01/52	745	640,540
3.000%	02/01/27	72	71,694
3.000%	08/01/30	205	201,371
3.000%	05/01/35	1,995	1,928,932
3.000%	07/01/36	1,215	1,174,995
3.000%	11/01/36	563	535,753
3.000%	12/01/42	360	332,926
3.000%	12/01/42	484	447,562
3.000%	03/01/43	85	78,567
3.000%	11/01/46	89	80,886
3.000%	01/01/47	720	650,270
3.000%	02/01/47	515	464,892
3.000%	03/01/47	404	366,552
3.000%	11/01/49	394	352,854
3.000%	12/01/49	245	220,393
3.000%	12/01/49	342	306,297
3.000%	01/01/50	390	345,773
3.000%	02/01/50	346	311,270
3.000%	02/01/50	4,259	3,813,350
3.000%	03/01/50	298	265,732
3.000%	05/01/51	696	616,144
3.000%	06/01/51	2,547	2,253,980
3.000%	12/01/51	13,657	12,216,774
3.000%	03/01/52	820	726,698

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	03/01/52	1,464	$1,310,680
3.000%	04/01/52	1,667	1,478,329
3.000%	05/01/52	2,119	1,878,026
3.500%	07/01/31	133	132,146
3.500%	11/01/32	103	101,656
3.500%	02/01/33	219	217,208
3.500%	05/01/33	301	297,517
3.500%	06/01/39	213	202,766
3.500%	01/01/42	1,649	1,586,533
3.500%	05/01/42	792	748,144
3.500%	07/01/42	323	308,760
3.500%	08/01/42	117	111,499
3.500%	08/01/42	273	260,838
3.500%	09/01/42	350	333,507
3.500%	09/01/42	599	571,545
3.500%	11/01/42	170	161,883
3.500%	03/01/43	1,107	1,056,061
3.500%	04/01/43	182	174,022
3.500%	04/01/43	413	393,466
3.500%	07/01/43	84	80,488
3.500%	06/01/45	1,571	1,491,811
3.500%	07/01/46	190	179,917
3.500%	11/01/46	377	356,450
3.500%	09/01/47	369	347,401
3.500%	01/01/48	3,847	3,615,742
3.500%	05/01/48	352	330,249
3.500%	06/01/48	1,777	1,674,074
3.500%	07/01/49	2,912	2,739,328
3.500%	02/01/52	4,255	3,963,199
3.500%	03/01/52	726	679,093
3.500%	05/01/52	2,248	2,083,132
3.500%	06/01/52	380	352,203
3.500%	01/01/53	1,585	1,468,557
4.000%	12/01/36	272	268,778
4.000%	10/01/41	931	912,001
4.000%	07/01/44	356	346,344
4.000%	09/01/44	570	554,062
4.000%	10/01/46	253	242,965
4.000%	06/01/47	255	246,815
4.000%	09/01/47	95	91,583
4.000%	11/01/47	311	300,944
4.000%	11/01/47	395	383,726
4.000%	12/01/47	1,301	1,260,599
4.000%	03/01/49	2,635	2,545,082
4.000%	01/01/50	1,147	1,106,754
4.000%	05/01/50	1,631	1,565,789
4.000%	05/01/52	759	723,718
4.000%	06/01/52	7,136	6,810,055
4.000%	07/01/52	2,589	2,481,240
4.000%	07/01/52	5,755	5,492,309
4.000%	09/01/52	944	899,515
4.500%	07/01/33	11	11,386
4.500%	08/01/33	3	3,255
4.500%	09/01/33	12	12,071
4.500%	10/01/33	31	31,347
4.500%	03/01/34	9	8,933
4.500%	01/01/35	1	812
4.500%	07/01/39	260	262,025

SEE NOTES TO FINANCIAL STATEMENTS.

A81

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.500%	08/01/39	179	$180,748
4.500%	09/01/39	111	111,722
4.500%	12/01/39	2	1,777
4.500%	03/01/41	430	433,128
4.500%	06/01/50	521	513,365
4.500%	07/01/52	3,894	3,817,359
4.500%	08/01/52	7,552	7,402,865
4.500%	09/01/52	3,463	3,394,351
4.500%	11/01/52	1,824	1,787,593
4.500%	12/01/52	1,753	1,718,392
4.500%	01/01/53	906	887,401
5.000%	03/01/34	63	64,363
5.000%	04/01/35	153	155,030
5.000%	06/01/35	38	38,141
5.000%	07/01/35	32	33,066
5.000%	07/01/35	42	42,614
5.000%	09/01/35	37	38,308
5.000%	11/01/35	32	33,107
5.000%	02/01/36	22	22,719
5.000%	06/01/49	380	385,286
5.000%	08/01/52	358	358,081
5.000%	09/01/52	375	375,778
5.000%	10/01/52	1,586	1,591,209
5.000%	02/01/53	13,522	13,539,990
5.000%	04/01/53	2,615	2,617,997
5.500%	TBA	5,500	5,576,904
5.500%	02/01/33	31	31,482
5.500%	08/01/33	61	62,486
5.500%	10/01/33	20	20,813
5.500%	12/01/33	15	15,866
5.500%	12/01/34	44	45,553
5.500%	10/01/35	66	68,209
5.500%	04/01/36	37	38,314
5.500%	01/01/37	24	24,641
5.500%	04/01/37	10	10,963
5.500%	05/01/37	66	69,195
5.500%	08/01/37	76	78,901
5.500%	03/01/53	8,949	9,108,084
5.500%	04/01/53	813	827,448
5.500%	09/01/53	481	488,649
5.500%	11/01/53	622	632,344
6.000%	10/01/33	68	69,730
6.000%	11/01/33	2	2,316
6.000%	11/01/33	5	5,108
6.000%	01/01/34	124	127,615
6.000%	02/01/34	30	30,915
6.000%	03/01/34	1	653
6.000%	03/01/34	8	8,406
6.000%	01/01/35	14	14,530
6.000%	01/01/35	35	35,655
6.000%	02/01/35	1	765
6.000%	02/01/35	56	57,210
6.000%	02/01/35	76	79,076
6.000%	04/01/35	5	5,462
6.000%	05/01/36	9	9,108
6.000%	06/01/36	10	10,237
6.000%	02/01/37	25	25,972
6.000%	06/01/37	9	9,865

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.000%	05/01/38	62	$65,054
6.000%	01/01/53	4,779	4,914,679
6.000%	09/01/53	1,800	1,851,500
6.500%	09/01/32	1	598
6.500%	09/01/32	6	6,509
6.500%	09/01/32	8	8,728
6.500%	09/01/32	14	14,362
6.500%	10/01/32	14	14,694
6.500%	04/01/33	17	17,624
6.500%	11/01/33	14	14,839
6.500%	01/01/34	6	6,588
6.500%	09/01/34	21	21,651
6.500%	09/01/36	66	69,610
6.500%	10/01/36	9	9,395
6.500%	01/01/37	30	31,304
6.500%	01/01/37	33	34,623
6.500%	09/01/37	6	6,779
6.625%	11/15/30(k)	945	1,065,595
7.000%	02/01/32	4	4,721
7.000%	05/01/32	5	4,881
7.000%	06/01/32	3	3,086
7.000%	07/01/32	10	10,664
7.125%	01/15/30	3,600	4,062,210
Government National Mortgage Assoc.
2.000%	10/20/50	5,779	4,789,470
2.000%	01/20/51	1,929	1,597,929
2.000%	03/20/51	1,202	996,175
2.000%	07/20/51	1,313	1,088,066
2.500%	03/20/43	263	233,971
2.500%	12/20/46	243	213,336
2.500%	09/20/50	488	421,978
2.500%	10/20/50	2,231	1,929,555
2.500%	11/20/50	1,703	1,469,813
2.500%	02/20/51	3,367	2,907,305
2.500%	05/20/51	10,697	9,231,665
3.000%	03/15/45	240	216,819
3.000%	11/20/45	306	279,516
3.000%	03/20/46	1,773	1,617,827
3.000%	07/20/46	1,163	1,059,612
3.000%	02/20/47	597	543,973
3.000%	12/20/49	117	105,634
3.000%	01/20/50	1,038	935,565
3.500%	12/20/42	593	560,902
3.500%	05/20/43	121	114,526
3.500%	03/20/45	372	347,320
3.500%	04/20/45	499	465,380
3.500%	07/20/46	1,717	1,588,541
3.500%	04/20/47	1,721	1,600,242
3.500%	06/20/49	2,607	2,408,132
3.500%	08/20/49	1,233	1,135,229
3.500%	03/20/50	1,730	1,596,142
3.500%	06/20/50	242	223,124
3.500%	08/20/50	266	244,568
3.500%	01/20/51	3,477	3,202,578
3.500%	04/20/51	801	737,578
3.500%	01/20/52	2,584	2,377,525
3.500%	02/20/52	4,817	4,419,908
4.000%	06/15/40	46	44,350

SEE NOTES TO FINANCIAL STATEMENTS.

A82

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	05/20/41	87	$84,785
4.000%	12/20/42	226	219,855
4.000%	08/20/44	81	78,410
4.000%	11/20/45	388	374,873
4.000%	12/20/45	430	414,637
4.000%	11/20/46	91	88,097
4.000%	09/20/47	1,181	1,137,611
4.000%	04/20/48	806	773,341
4.000%	02/20/49	659	632,478
4.000%	04/20/49	4,950	4,741,051
4.000%	01/20/50	1,286	1,230,051
4.000%	02/20/50	875	837,900
4.000%	07/20/50	1,425	1,362,208
4.000%	06/20/52	1,620	1,543,720
4.000%	08/20/52	1,695	1,612,018
4.500%	04/15/40	159	158,609
4.500%	01/20/41	405	408,056
4.500%	02/20/41	246	247,991
4.500%	06/20/44	265	264,069
4.500%	09/20/46	135	135,312
4.500%	11/20/46	247	246,167
4.500%	03/20/47	197	196,590
4.500%	05/20/48	199	197,029
4.500%	06/20/48	260	257,403
4.500%	08/20/48	855	848,407
4.500%	10/20/52	3,704	3,634,225
5.000%	10/20/37	53	54,032
5.000%	04/20/45	245	250,123
5.000%	03/20/53	1,822	1,823,070
5.000%	09/20/54	2,467	2,464,165
5.000%	11/20/54	1,455	1,452,317
5.000%	12/20/54	607	606,195
5.500%	11/15/32	11	10,842
5.500%	02/15/33	15	15,610
5.500%	08/15/33	35	35,585
5.500%	08/15/33	49	49,629
5.500%	09/15/33	17	17,330
5.500%	10/15/33	25	25,681
5.500%	12/15/33	2	2,506
5.500%	04/15/34	93	95,811
5.500%	07/15/35	22	22,427
5.500%	02/15/36	62	64,334
5.500%	12/20/52	2,383	2,426,860
5.500%	05/20/53	1,791	1,821,064
5.500%	09/20/54	15,541	15,721,572
6.000%	02/15/33	1	1,102
6.000%	04/15/33	9	9,300
6.000%	09/15/33	6	6,100
6.000%	12/15/33	14	14,226
6.000%	12/15/33	38	39,211
6.000%	01/15/34	7	7,331
6.000%	01/15/34	10	10,708
6.000%	06/20/34	23	24,223
6.000%	07/15/34	52	53,773
6.000%	10/15/34	62	64,450
6.000%	06/20/54	2,907	2,966,950
6.000%	07/20/54	2,807	2,862,890
6.000%	08/20/54	659	672,974

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.500%	12/15/30		1	$838
6.500%	01/15/32		6	6,466
6.500%	02/15/32		4	4,619
6.500%	07/15/32		10	10,210
6.500%	08/15/32		2	2,537
6.500%	08/15/32		5	5,115
6.500%	08/15/32		12	12,683
6.500%	08/15/32		63	64,692
6.500%	06/15/35		9	9,234
6.500%	07/15/35		5	5,015
7.000%	06/20/54		2,800	2,891,502
7.000%	07/20/54		1,586	1,638,464
7.000%	08/20/54		797	829,059
7.000%	11/20/54		615	634,738
7.000%	01/20/55		632	651,196
7.000%	02/20/55		1,140	1,174,344
7.000%	03/20/55		1,200	1,236,328
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31		450	394,096
5.250%	02/01/55		2,280	2,264,722
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34		110	73,846

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $469,316,939)				454,583,142

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bonds
3.250%	05/15/42	(h)	6,455	5,391,942
4.125%	08/15/44		7,690	7,068,792
4.625%	11/15/44	(h)	11,685	11,465,906
4.750%	02/15/45		2,235	2,226,270
5.000%	05/15/45		3,685	3,788,065
U.S. Treasury Notes
4.625%	06/15/27	(k)	4,760	4,836,234
U.S. Treasury Strips Coupon
2.365%(s)	08/15/44		3,095	1,209,674
3.364%(s)	11/15/41	(k)	13,850	6,376,634
4.728%(s)	11/15/43		426	173,967
4.928%(s)	11/15/45		235	85,843
5.331%(s)	02/15/40		405	207,006

TOTAL U.S. TREASURY OBLIGATIONS (cost $45,340,466)				42,830,333

TOTAL LONG-TERM INVESTMENTS—94.2% (cost $3,558,049,736)				4,967,787,263

SEE NOTES TO FINANCIAL STATEMENTS.

A83

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

		Shares	Value
SHORT-TERM INVESTMENTS — 7.5%
AFFILIATED MUTUAL FUNDS — 7.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)		293,844,746	$293,844,746
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $98,904,789; includes $98,596,092 of cash collateral for securities on loan)(b)(wa)		99,041,020	98,981,596

TOTAL AFFILIATED MUTUAL FUNDS (cost $392,749,535)			392,826,342

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
3.651%	03/05/26	50	49,696

(cost $49,683)

OPTIONS PURCHASED*~ — 0.0%
(cost $24,048)			22,101

TOTAL SHORT-TERM INVESTMENTS (cost $392,823,266)			392,898,139

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.7% (cost $3,950,873,002)			5,360,685,402

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $21,133)			(21,239)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.7% (cost $3,950,851,869)			5,360,664,163
Liabilities in excess of other assets(z) — (1.7)%			(89,832,987)

NET ASSETS — 100.0%			$5,270,831,176

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $561,433 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,235,715; cash collateral of $98,596,092 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $10,588,184)	5.500%	TBA	02/12/26	$(10,500)	$(10,636,973)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	1,290	$1

SEE NOTES TO FINANCIAL STATEMENTS.

A84

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	2,580	$2

Total OTC Traded (cost $2,870)							$3

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	3,605	$22,096
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	3,605	2

Total OTC Swaptions (cost $21,178)								$22,098

Total Options Purchased (cost $24,048)								$22,101

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	3,605	$(12,845)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	3,605	(8,394)

Total Options Written (premiums received $ 21,133)								$(21,239)

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
279	2 Year U.S. Treasury Notes	Mar. 2026	$58,252,148	$12,771
808	5 Year U.S. Treasury Notes	Mar. 2026	88,318,190	(225,527)
629	10 Year U.S. Treasury Notes	Mar. 2026	70,723,188	(171,286)
190	10 Year U.S. Ultra Treasury Notes	Mar. 2026	21,852,970	(44,878)
646	20 Year U.S. Treasury Bonds	Mar. 2026	74,673,563	(489,018)
585	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	69,030,000	(947,663)
3	Mini MSCI EAFE Index	Mar. 2026	435,315	3,052
1	S&P 500 E-Mini Index	Mar. 2026	344,625	686

				(1,861,863)

Short Position:
4	5 Year Euro-Bobl	Mar. 2026	546,045	3,921

				$(1,857,942)

SEE NOTES TO FINANCIAL STATEMENTS.

A85

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/09/26	HSBC	GBP	6,939	$9,081,282	$9,353,591	$—	$(272,309)
Euro,
Expiring 01/09/26	MSI	EUR	80,686	93,179,456	94,862,343	—	(1,682,887)

				$102,260,738	$104,215,934	$—	$(1,955,196)

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	$(12,991)	$23,301	$(36,292)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(12,992)	22,728	(35,720)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(12,991)	25,567	(38,558)	BARC
Republic of France	12/20/30	0.250%(Q)	1,480	(7,686)	(4,394)	(3,292)	BARC
Republic of Italy	12/20/30	1.000%(Q)	2,220	(73,853)	(83,284)	9,431	BARC

				$(120,513)	$(16,082)	$(104,431)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		2,110	0.348%	$57,721	$51,976	$5,745	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		945	0.138%	8,092	6,573	1,519	CITI
Citigroup, Inc.	12/20/26	1.000%(Q)		4,955	0.284%	35,439	33,106	2,333	GSI
Hellenic Republic	12/20/26	1.000%(Q)		1,699	0.072%	15,640	14,959	681	BARC
Hellenic Republic	06/20/27	1.000%(Q)		435	0.112%	5,699	4,451	1,248	BARC
Hellenic Republic	12/20/27	1.000%(Q)		325	0.132%	5,510	4,045	1,465	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		1,423	0.166%	11,807	11,581	226	MSI
Kingdom of Norway	12/20/26	—%(Q)		4,390	0.047%	(1,997)	(2,119)	122	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		80	0.231%	156	132	24	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		80	0.238%	308	276	32	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	1,187	0.028%	6,784	6,306	478	BARC
Republic of France	06/20/27	0.250%(Q)		810	0.113%	1,658	1,454	204	BARC
Republic of France	12/20/30	0.250%(Q)		1,480	0.298%	(3,153)	(9,049)	5,896	BARC
Republic of France	06/20/35	0.250%(Q)		585	0.590%	(15,643)	(19,561)	3,918	BARC
Republic of France	06/20/35	0.250%(Q)		380	0.590%	(10,162)	(13,134)	2,972	BARC
Republic of Italy	12/20/30	1.000%(Q)		2,220	0.281%	73,853	62,409	11,444	BARC
Republic of Panama	06/20/26	1.000%(Q)		553	0.459%	1,555	1,291	264	CITI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		1,254	0.115%	11,020	10,691	329	MSI
Slovak Republic	12/20/27	1.000%(Q)		585	0.155%	9,656	9,297	359	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		788	0.187%	6,378	6,262	116	MSI
State of Qatar	12/20/26	1.000%(Q)		835	0.084%	7,592	7,043	549	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	1,775	0.049%	2,123	1,284	839	BARC

SEE NOTES TO FINANCIAL STATEMENTS.

A86

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	830	0.135%	$3,592	$2,803	$789	GSI

					$233,628	$192,076	$41,552

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	12,840	0.500%	$286,857	$294,313	$7,456

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
17,045	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.870%	$—	$(97,984)	$(97,984)
2,250	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	416	(22,104)	(22,520)
2,685	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	1,225,614	1,322,890	97,276

				$1,226,030	$1,202,802	$(23,228)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Total return swap agreements outstanding at December 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.330%	JPM	03/17/26	(7,420)	$251,091	$—	$251,091
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 3.870%	JPM	01/16/26	20,385	102,323	—	102,323
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 3.870%	GSI	01/26/26	17,470	20,803	—	20,803
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 3.870%	JPM	01/27/26	17,675	17,250	—	17,250

					$391,467	$—	$391,467

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$307,535	$(131,541)	$442,450	$(113,862)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$9,473,280
GS	—	49,696

Total	$—	$9,522,976

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund	$ 62,997,105	$—	$—
Common Stocks	3,262,129,226	34,597,787	—	**
Preferred Stocks	664,400	201,849	—
Unaffiliated Exchange-Traded Fund	46,863	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A88

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities
Automobiles	$—	$90,499,113	$—
Collateralized Loan Obligations	—	218,278,345	—
Consumer Loans	—	17,801,605	—
Credit Cards	—	10,148,251	—
Equipment	—	6,959,317	—
Home Equity Loans	—	18,536,344	—
Other	—	684,953	—
Residential Mortgage-Backed Securities	—	—	561,433
Student Loans	—	3,140,253	—
Commercial Mortgage-Backed Securities	—	170,750,963	—
Corporate Bonds	—	496,768,652	—
Municipal Bonds	—	8,907,964	—
Residential Mortgage-Backed Securities	—	43,408,637	—
Sovereign Bonds	—	23,290,728	—
U.S. Government Agency Obligations	—	454,583,142	—
U.S. Treasury Obligations	—	42,830,333	—
Short-Term Investments
Affiliated Mutual Funds	392,826,342	—	—
U.S. Treasury Obligation	—	49,696	—
Options Purchased	—	22,101	—

Total	$3,718,663,936	$1,641,460,033	$561,433

Liabilities
Options Written	$—	$(21,239)	$—

Total	$—	$(21,239)	$—

Other Financial Instruments*
Assets
Futures Contracts	$20,430	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	7,456	—
OTC Credit Default Swap Agreements	—	264,583	—
Centrally Cleared Interest Rate Swap Agreement	—	97,276	—
OTC Total Return Swap Agreements	—	391,467	—

Total	$20,430	$760,782	$—

Liabilities
Forward Commitment Contract	$—	$(10,636,973)	$—
Futures Contracts	(1,878,372)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,955,196)	—
OTC Credit Default Swap Agreements	—	(151,468)	—
Centrally Cleared Interest Rate Swap Agreements	—	(120,504)	—

Total	$(1,878,372)	$(12,864,141)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	8.8%
U.S. Government Agency Obligations	8.6

Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	7.5%

SEE NOTES TO FINANCIAL STATEMENTS.

A89

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Software	6.4%
Interactive Media & Services	4.9
Banks	4.7
Technology Hardware, Storage & Peripherals	4.7
Collateralized Loan Obligations	4.2
Commercial Mortgage-Backed Securities	3.2
Automobiles	3.2
Pharmaceuticals	2.5
Broadline Retail	2.4
Financial Services	2.3
Capital Markets	2.2
Oil, Gas & Consumable Fuels	1.8
Aerospace & Defense	1.7
Insurance	1.3
Consumer Staples Distribution & Retail	1.2
Affiliated Exchange-Traded Fund	1.2
Health Care Providers & Services	1.2
Biotechnology	1.2
Health Care Equipment & Supplies	1.2
Machinery	1.1
Hotels, Restaurants & Leisure	1.0
Specialty Retail	1.0
Electric Utilities	1.0
Electric	0.9
Residential Mortgage-Backed Securities	0.8
U.S. Treasury Obligations	0.8
Entertainment	0.8
Pipelines	0.7
IT Services	0.7
Chemicals	0.7
Electrical Equipment	0.7
Telecommunications	0.7
Beverages	0.6
Ground Transportation	0.6
Consumer Finance	0.5
Electronic Equipment, Instruments & Components	0.5
Life Sciences Tools & Services	0.5
Diversified Telecommunication Services	0.5
Oil & Gas	0.5
Communications Equipment	0.5
Media	0.5
Sovereign Bonds	0.4
Household Products	0.4
Food Products	0.4
Metals & Mining	0.4
Auto Manufacturers	0.4
Real Estate Investment Trusts (REITs)	0.4
Home Equity Loans	0.4
Agriculture	0.4
Multi-Utilities	0.3
Consumer Loans	0.3
Specialized REITs	0.3
Building Products	0.3
Healthcare-Services	0.3
Diversified Financial Services	0.3
Commercial Services & Supplies	0.3
Tobacco	0.3
Industrial REITs	0.2

Health Care REITs	0.2%
Professional Services	0.2
Real Estate Management & Development	0.2
Foods	0.2
Credit Cards	0.2
Industrial Conglomerates	0.2
Municipal Bonds	0.2
Internet	0.2
Gas Utilities	0.2
Packaging & Containers	0.1
Automobile Components	0.1
Equipment	0.1
Building Materials	0.1
Commercial Services	0.1
Semiconductors	0.1
Marine Transportation	0.1
Lodging	0.1
Household Durables	0.1
Mining	0.1
Gas	0.1
Diversified Consumer Services	0.1
Distributors	0.1
Hotel & Resort REITs	0.1
Leisure Products	0.1
Trading Companies & Distributors	0.1
Airlines	0.1
Air Freight & Logistics	0.1
Student Loans	0.1
Textiles, Apparel & Luxury Goods	0.1
Engineering & Construction	0.1
Retail REITs	0.0	*
Retail	0.0	*
Office/Business Equipment	0.0	*
Transportation	0.0	*
Construction Materials	0.0	*
Multi-National	0.0	*
Personal Care Products	0.0	*
Iron/Steel	0.0	*
Residential REITs	0.0	*
Energy Equipment & Services	0.0	*
Construction & Engineering	0.0	*
Auto Parts & Equipment	0.0	*
Other	0.0	*
Healthcare-Products	0.0	*
Apparel	0.0	*
Home Builders	0.0	*
Holding Companies-Diversified	0.0	*
Environmental Control	0.0	*
Passenger Airlines	0.0	*
Housewares	0.0	*
Diversified REITs	0.0	*
Wireless Telecommunication Services	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Home Furnishings	0.0	*
Water Utilities	0.0	*
Unaffiliated Exchange-Traded Fund	0.0	*
Machinery-Diversified	0.0	*
Options Purchased	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A90

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Computers	0.0	*%

	101.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$7,456	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	307,535		Premiums received for OTC swap agreements	131,541
Credit contracts	Unrealized appreciation on OTC swap agreements	50,983		Unrealized depreciation on OTC swap agreements	113,862
Equity contracts	Due from/to broker-variation margin futures	3,738	*	—	—
Foreign exchange contracts	—	—		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,955,196
Interest rate contracts	Due from/to broker-variation margin futures	16,692	*	Due from/to broker-variation margin futures	1,878,372	*
Interest rate contracts	Due from/to broker-variation margin swaps	97,276	*	Due from/to broker-variation margin swaps	120,504	*
Interest rate contracts	Unaffiliated investments	22,101		Options written outstanding, at value	21,239
Interest rate contracts	Unrealized appreciation on OTC swap agreements	391,467		—	—

		$897,248			$4,220,714

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(355,924)
Equity contracts	—	—	457,323	—	—
Foreign exchange contracts	—	—	—	(5,173,307)	—
Interest rate contracts	(27,180)	18,070	3,670,316	—	(10,642,219)

Total	$(27,180)	$18,070	$4,127,639	$(5,173,307)	$(10,998,143)

SEE NOTES TO FINANCIAL STATEMENTS.

A91

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$ —	$ —	$ —	$ —	$ 236,655
Equity contracts	—	—	76,589	—	—
Foreign exchange contracts	—	—	—	(2,362,983)	—
Interest rate contracts	11,479	12,770	894,722	—	9,474,620

Total	$11,479	$12,770	$971,311	$(2,362,983)	$9,711,275

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 13,272
Options Written (2)	18,651,500
Futures Contracts - Long Positions (2)	331,429,566
Futures Contracts - Short Positions (2)	8,331,065
Forward Foreign Currency Exchange Contracts - Purchased (3)	53,647,088
Forward Foreign Currency Exchange Contracts - Sold (3)	141,430,510
Credit Default Swap Agreements - Buy Protection (2)	18,927,349
Credit Default Swap Agreements - Sell Protection (2)	29,618,912
Interest Rate Swap Agreements (2)	87,602,400
Total Return Swap Agreements (2)	86,256,809

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$95,235,715	$(95,235,715)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$222,450	$(245,403)	$(22,953)	$—	$(22,953)
BNP	22,098	(21,239)	859	—	859
BOA	1	—	1	—	1
CITI	10,113	—	10,113	—	10,113
GSI	117,555	—	117,555	(117,555)	—
HSBC	—	(272,309)	(272,309)	272,309	—
JPM	370,664	—	370,664	(361,038)	9,626

SEE NOTES TO FINANCIAL STATEMENTS.

A92

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
MSI	$29,205	$(1,682,887)	$(1,653,682)	$1,653,682	$—

	$772,086	$(2,221,838)	$(1,449,752)	$1,447,398	$(2,354)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $95,235,715:
Unaffiliated investments (cost $3,495,000,287)	$4,904,861,955
Affiliated investments (cost $455,872,715)	455,823,447
Foreign currency, at value (cost $265,352)	266,483
Receivable for investments sold	25,406,620
Dividends and interest receivable	13,692,477
Tax reclaim receivable	450,525
Unrealized appreciation on OTC swap agreements	442,450
Premiums paid for OTC swap agreements	307,535
Due from broker-variation margin swaps	18,412
Receivable for Portfolio shares sold	13,880
Receivable from affiliate	733
Prepaid expenses and other assets	557,752

Total Assets	5,401,842,269

LIABILITIES
Payable to broker for collateral for securities on loan	98,596,092
Payable for investments purchased	14,314,330
Forward commitment contracts, at value (proceeds receivable $10,588,184)	10,636,973
Management fee payable	2,681,643
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,955,196
Payable for Portfolio shares purchased	1,192,330
Due to broker-variation margin futures	645,136
Accrued expenses and other liabilities	619,123
Premiums received for OTC swap agreements	131,541
Unrealized depreciation on OTC swap agreements	113,862
Payable to affiliate	61,422
Distribution fee payable	37,972
Options written outstanding, at value (premiums received $21,133)	21,239
Trustees’ fees payable	3,639
Affiliated transfer agent fee payable	595

Total Liabilities	131,011,093

NET ASSETS	$5,270,831,176

Net assets were comprised of:
Partners’ Equity	$5,270,831,176

Class I:
Net asset value and redemption price per share, $5,093,342,167 / 87,755,236 outstanding shares of beneficial interest	$58.04

Class III:
Net asset value and redemption price per share, $177,489,009 / 3,093,588 outstanding shares of beneficial interest	$57.37

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$76,418,491
Unaffiliated dividend income (net of $71,992 foreign withholding tax, of which $16,180 is reimbursable by an affiliate)	40,859,621
Affiliated dividend income	13,601,599
Income from securities lending, net (including affiliated income of $97,454)	98,138

Total income	130,977,849

EXPENSES
Management fee	30,258,126
Distribution fee—Class III	466,924
Custodian and accounting fees	388,182
Shareholders’ reports	315,850
Trustees’ fees	95,029
Audit fee	87,074
Professional fees	84,341
Transfer agent’s fees and expenses (including affiliated expense of $7,630)	12,430
Miscellaneous	158,395

Total expenses	31,866,351
Less: Fee waivers and/or expense reimbursement	(35,364)

Net expenses	31,830,987

NET INVESTMENT INCOME (LOSS)	99,146,862

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $8,662)	263,732,069
Futures transactions	4,127,639
Forward currency contract transactions	(5,173,307)
Options written transactions	18,070
Swap agreements transactions	(10,998,143)
Foreign currency transactions	(270,575)

251,435,753

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(129,169))	267,949,390
Futures	971,311
Forward currency contracts	(2,362,983)
Options written	12,770
Swap agreements	9,711,275
Foreign currencies	77,839

276,359,602

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	527,795,355

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$626,942,217

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$99,146,862	$102,330,998
Net realized gain (loss) on investment and foreign currency transactions	251,435,753	384,728,548
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	276,359,602	213,672,298

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	626,942,217	700,731,844

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	12,556,209	8,433,238
Portfolio shares purchased	(372,970,737)	(352,398,300)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(360,414,528)	(343,965,062)

TOTAL INCREASE (DECREASE)	266,527,689	356,766,782
NET ASSETS:
Beginning of year	5,004,303,487	4,647,536,705

End of year	$5,270,831,176	$5,004,303,487

SEE NOTES TO FINANCIAL STATEMENTS.

A94

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$51.29	$44.40	$37.65	$44.14	$37.61

Income (Loss) From Investment Operations:
Net investment income (loss)	1.06	1.02	0.90	0.62	0.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.69	5.87	5.85	(7.11)	6.04

Total from investment operations	6.75	6.89	6.75	(6.49)	6.53

Net Asset Value, end of year	$58.04	$51.29	$44.40	$37.65	$44.14

Total Return(b)	13.16%	15.52%	17.93%	(14.70)%	17.36%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$5,093	$4,797	$4,428	$3,994	$4,968
Average net assets (in millions)	$4,856	$4,688	$4,175	$4,335	$4,766
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62%	0.62%	0.61%	0.62%	0.61%
Expenses before waivers and/or expense reimbursement	0.62%	0.63%	0.62%	0.62%	0.61%
Net investment income (loss)	1.98%	2.10%	2.21%	1.55%	1.18%
Portfolio turnover rate(d)(e)	117%	114%	149%	139%	119%

Class III
	Year Ended December 31,				April 26, 2021(f) through December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$50.83	$44.11	$37.49	$44.06	$40.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.92	0.89	0.81	0.55	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.62	5.83	5.81	(7.12)	3.07

Total from investment operations	6.54	6.72	6.62	(6.57)	3.33

Net Asset Value, end of period	$57.37	$50.83	$44.11	$37.49	$44.06

Total Return(b)	12.87%	15.23%	17.66%	(14.91)%	8.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$177	$207	$219	$4	$2
Average net assets (in millions)	$187	$217	$188	$3	$1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.87%	0.87%	0.86%	0.87%	0.86	%(g)
Expenses before waivers and/or expense reimbursement	0.87%	0.88%	0.87%	0.87%	0.86	%(g)
Net investment income (loss)	1.73%	1.85%	1.98%	1.39%	0.86	%(g)
Portfolio turnover rate(d)(e)	117%	114%	149%	139%	119%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 39.5%
Banco Bilbao Vizcaya Argentaria
3.85%, dated 12/31/25, due 01/02/26 in the amount of $65,013,903 collateralized by U.S. Treasury Securities (coupon rates 0.625%-4.375%, maturity dates 01/15/29-02/15/41) with the aggregate value, including accrued interest, of $66,314,181		65,000	$65,000,000
Clear Street LLC
3.9%, dated 12/31/25, due 01/02/26 in the amount of $90,019,500 collateralized by FFCSB (coupon rates 5.330%-5.600%, maturity dates 10/17/39-09/04/40), FHLMC (coupon rates 3.500%-7.000%, maturity dates 01/01/43-11/01/55), FNMA (coupon rates 5.000%-5.500%, maturity dates 08/01/52-09/01/55), GNMA (coupon rate 2.500%, maturity date 02/20/52) and U.S. Treasury Securities (coupon rates 0.125%-3.500%, maturity dates 02/15/33-02/15/51) with the aggregate value, including accrued interest, of $91,820,146		90,000	90,000,000
Credit Agricole Corporate & Investment Bank
3.9%, dated 11/25/25, due 01/22/26 in the amount of $40,251,333 collateralized by U.S. Treasury Securities (coupon rate 3.875%, maturity date 09/30/32) with the aggregate value, including accrued interest, of $40,800,020		40,000	40,000,000
3.85%, dated 12/03/25, due 01/07/26 in the amount of $30,112,292 collateralized by U.S. Treasury Securities (coupon rate 3.875%, maturity date 06/30/30) with the aggregate value, including accrued interest, of $30,600,039		30,000	30,000,000
Natixis
3.75%, dated 12/11/25, due 01/02/26 in the amount of $80,183,333 collateralized by FHLMC (coupon rates 3.000%-6.500%, maturity dates 04/01/48-10/01/55), FNMA (coupon rates 2.450%-7.000%, maturity dates 07/01/29-10/01/55) and U.S. Treasury Securities (coupon rates 1.125%-6.500%, maturity dates 06/30/26-02/15/52) with the aggregate value, including accrued interest, of $81,600,003		80,000	80,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
NatWest Markets Securities, Inc.
3.85%, dated 12/31/25, due 01/02/26 in the amount of $65,013,903 collateralized by U.S. Treasury Securities (coupon rates 3.375%-4.250%, maturity dates 11/30/27-05/15/35) with the aggregate value, including accrued interest, of $66,314,181		65,000	$65,000,000
3.8%, dated 12/31/25, due 01/07/26 in the amount of $40,029,556 collateralized by U.S. Treasury Securities (coupon rate 3.625%, maturity date 12/31/30) with the aggregate value, including accrued interest, of $40,830,216		40,000	40,000,000
RBC Dominion Securities, Inc.
3.83%, dated 12/31/25, due 01/02/26 in the amount of $35,007,447 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 04/01/37-09/01/55), FNMA (coupon rates 2.000%-5.000%, maturity dates 09/01/50-11/01/53) and GNMA (coupon rate 5.500%, maturity date 08/20/55) with the aggregate value, including accrued interest, of $35,700,000		35,000	35,000,000
TD Securities (USA) LLC
3.85%, dated 12/31/25, due 01/02/26 in the amount of $54,154,581 collateralized by U.S. Treasury Securities (coupon rates 2.875%-4.625%, maturity dates 05/15/43-02/15/55) with the aggregate value, including accrued interest, of $55,225,885		54,143	54,143,000
Wells Fargo Securities LLC
3.8%, dated 12/29/25, due 01/05/26 in the amount of $40,029,556 collateralized by FNMA (coupon rate 4.500%, maturity date 12/01/53) with the aggregate value, including accrued interest, of $40,830,147		40,000	40,000,000
3.83%, dated 12/31/25, due 01/02/26 in the amount of $30,006,383 collateralized by FNMA (coupon rates 2.500%-5.500%, maturity dates 02/01/40-05/01/53) with the aggregate value, including accrued interest, of $30,606,511		30,000	30,000,000

TOTAL REPURCHASE AGREEMENTS (cost $569,143,000)			569,143,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.2%
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
3.735%(c)	02/05/26	7,300	7,300,000
3.735%(c)	02/06/26	11,000	11,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A96

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
3.745%(c)	01/06/27	12,000	$12,000,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
3.750%(c)	07/14/26	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
3.760%(c)	07/02/26	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)
3.765%(c)	07/30/26	5,500	5,500,000
3.765%(c)	08/25/26	4,800	4,800,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
3.770%(c)	08/13/26	8,000	8,000,000
3.770%(c)	09/04/26	3,000	3,000,000
3.770%(c)	10/05/26	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)
3.775%(c)	09/10/26	6,500	6,500,000
3.775%(c)	09/18/26	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)
3.780%(c)	08/04/26	11,000	11,000,000
3.780%(c)	08/12/26	2,500	2,500,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
3.790%(c)	01/08/26	8,000	8,000,000
3.790%(c)	12/22/26	9,000	9,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)
3.795%(c)	03/20/26	2,500	2,500,000
3.795%(c)	05/15/26	6,000	6,000,000
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
3.800%(c)	01/12/27	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
3.810%(c)	02/25/26	9,000	8,999,994
3.810%(c)	01/12/27	17,000	17,000,442
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
3.815%(c)	01/08/26	7,000	7,000,031
3.815%(c)	02/23/26	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)
3.830%(c)	05/08/26	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.135% (Cap N/A, Floor 0.000%)
3.845%(c)	10/15/26	10,000	10,004,818
Federal Home Loan Bank
3.805%(n)	01/28/26	17,500	17,450,519
3.851%(n)	01/21/26	9,000	8,980,850
3.858%(n)	02/04/26	6,000	5,978,410
3.863%(n)	01/23/26	8,000	7,981,227
3.876%(n)	01/06/26	15,250	15,241,845
3.892%(n)	01/07/26	8,000	7,994,860
3.901%(n)	01/16/26	22,000	21,964,575
3.949%(n)	01/02/26	5,000	4,999,458
4.006%(n)	01/09/26	23,000	22,979,800
4.065%(n)	01/20/26	14,000	13,970,481
4.067%(n)	02/20/26	13,000	12,928,049
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)
3.800%(c)	12/30/26	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
3.745%(c)	05/15/26	12,000	12,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
3.750%(c)	04/29/26	12,750	12,750,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
3.760%(c)	07/20/26	14,000	14,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)
3.775%(c)	08/12/26	14,000	$14,000,000
3.775%(c)	09/11/26	13,000	13,000,000
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
3.790%(c)	11/27/26	13,000	13,000,000
3.790%(c)	12/04/26	5,750	5,750,000
3.790%(c)	12/08/26	10,500	10,500,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
3.800%(c)	07/24/26	9,500	9,501,180
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
3.810%(c)	02/13/26	7,000	7,000,000
Federal Home Loan Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
3.815%(c)	02/18/27	18,000	18,001,585
Federal Home Loan Mortgage Corp.
3.856%(n)	02/02/26	8,500	8,471,138
3.858%(n)	02/06/26	1,500	1,494,270
Federal Home Loan Mortgage Corp., SOFR + 0.090% (Cap N/A, Floor 0.000%)
3.800%(c)	01/26/26	15,750	15,750,148
Federal Home Loan Mortgage Corp., SOFR + 0.100% (Cap N/A, Floor 0.000%)
3.810%(c)	02/09/26	8,000	8,000,000
Federal National Mortgage Assoc., SOFR + 0.140% (Cap N/A, Floor 0.000%)
3.850%(c)	11/20/26	7,250	7,255,552

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $492,049,232)			492,049,232

U.S. TREASURY OBLIGATIONS — 28.4%
U.S. Treasury Bills
1.635%(n)	02/12/26	32,000	31,862,903
3.681%(n)	10/29/26	8,500	8,247,739
3.710%(n)	10/01/26	8,500	8,268,852
3.724%(n)	02/10/26	25,000	24,897,494
3.731%(n)	04/23/26	12,000	11,863,267
3.762%(n)	04/30/26	14,250	14,076,068
3.767%(n)	03/31/26	8,500	8,421,818
3.772%(n)	05/07/26	14,250	14,065,413
3.776%(n)	02/26/26	15,000	14,912,710
3.783%(n)	02/24/26	3,500	3,480,383
3.787%(n)	03/24/26	30,750	30,488,015
3.819%(n)	03/03/26	28,500	28,317,856
3.828%(n)	01/22/26	12,000	11,973,459
3.843%(n)	02/03/26	12,000	11,958,249
3.854%(n)	01/20/26	10,000	9,979,776
3.856%(n)	01/27/26	25,000	24,930,793
3.859%(n)	02/17/26	13,000	12,935,336
3.892%(n)	01/15/26	25,000	24,962,529
3.933%(n)	02/05/26	28,000	27,894,417
4.020%(n)	02/19/26	20,500	20,390,061
4.221%(n)	01/29/26	11,000	10,964,644
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.150% (Cap N/A, Floor 0.000%)
3.752%(c)	04/30/26	12,000	12,002,124
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.182% (Cap N/A, Floor 0.000%)
3.784%(c)	07/31/26	30,750	30,760,561

SEE NOTES TO FINANCIAL STATEMENTS.

A97

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.245% (Cap N/A, Floor 0.000%)
3.847%(c)	01/31/26	12,000	$12,001,766

TOTAL U.S. TREASURY OBLIGATIONS (cost $409,656,233)			409,656,233

TOTAL INVESTMENTS—102.1% (cost $1,470,848,465)			1,470,848,465
Liabilities in excess of other assets — (2.1)%			(30,534,688)

NET ASSETS — 100.0%			$1,440,313,777

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$569,143,000	$—
U.S. Government Agency Obligations	—	492,049,232	—
U.S. Treasury Obligations	—	409,656,233	—

Total	$—	$1,470,848,465	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Repurchase Agreements	39.5%
U.S. Government Agency Obligations	34.2
U.S. Treasury Obligations	28.4

102.1
Liabilities in excess of other assets	(2.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A98

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Banco Bilbao Vizcaya Argentaria	$65,000,000	$(65,000,000)	$—
Repurchase Agreement	Clear Street LLC	90,000,000	(90,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	70,000,000	(70,000,000)	—
Repurchase Agreement	Natixis	80,000,000	(80,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	105,000,000	(105,000,000)	—
Repurchase Agreement	RBC Dominion Securities, Inc.	35,000,000	(35,000,000)	—
Repurchase Agreement	TD Securities (USA) LLC	54,143,000	(54,143,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	70,000,000	(70,000,000)	—

		$569,143,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Unaffiliated investments (cost $901,705,465)	$901,705,465
Repurchase Agreements (cost $569,143,000)	569,143,000
Cash	780
Receivable for Portfolio shares sold	4,023,479
Interest receivable	2,786,737
Prepaid expenses	13,854

Total Assets	1,477,673,315

LIABILITIES
Payable for investments purchased	33,922,747
Payable for Portfolio shares purchased	2,847,654
Management fee payable	391,925
Accrued expenses and other liabilities	109,789
Distribution fee payable	85,578
Trustees’ fees payable	1,250
Affiliated transfer agent fee payable	595

Total Liabilities	37,359,538

NET ASSETS	$1,440,313,777

Net assets were comprised of:
Partners’ Equity	$1,440,313,777

Class I:
Net asset value and redemption price per share, $1,036,805,197 / 103,677,710 outstanding shares of beneficial interest	$10.00

Class III:
Net asset value and redemption price per share, $403,508,580 / 40,351,034 outstanding shares of beneficial interest.	$10.00

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
Interest income	$62,109,939

EXPENSES
Management fee	4,350,676
Distribution fee—Class III	901,276
Custodian and accounting fees	135,330
Professional fees	47,736
Shareholders’ reports	45,360
Audit fee	34,986
Trustees’ fees	32,360
Transfer agent’s fees and expenses (including affiliated expense of $7,630)	12,430
Miscellaneous	37,096

Total expenses	5,597,250

NET INVESTMENT INCOME (LOSS)	56,512,689

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	51,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,564,543

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$56,512,689	$62,176,643
Net realized gain (loss) on investment transactions	51,854	43,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,564,543	62,220,405

DISTRIBUTIONS
Class I	(43,198,250)	(47,937,044)
Class III	(13,366,292)	(14,283,308)

	(56,564,542)	(62,220,352)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	1,877,716,925	1,405,805,895
Portfolio shares issued in reinvestment of distributions	56,564,542	62,220,352
Portfolio shares purchased	(1,869,676,430)	(1,260,849,322)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	64,605,037	207,176,925

TOTAL INCREASE (DECREASE)	64,605,038	207,176,978
NET ASSETS:
Beginning of year	1,375,708,739	1,168,531,761

End of year	$1,440,313,777	$1,375,708,739

SEE NOTES TO FINANCIAL STATEMENTS.

A100

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$10.00	$10.00	$10.00	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.40	0.49	0.48	0.14	—	(b)
Less Dividends and Distributions	(0.40)	(0.49)	(0.48)	(0.14)	(—	)(b)

Net Asset Value, end of year	$10.00	$10.00	$10.00	$10.00	$10.00

Total Return(c)	4.05%	5.02%	4.87%	1.39%	0.04%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,037	$1,044	$931	$803	$725
Average net assets (in millions)	$1,090	$981	$910	$780	$748
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32%	0.33%	0.33%	0.27%	0.06%
Expenses before waivers and/or expense reimbursement	0.32%	0.33%	0.33%	0.32%	0.32%
Net investment income (loss)	3.96%	4.88%	4.78%	1.37%	—%

Class III
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$10.00	$10.00	$10.00	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.37	0.46	0.45	0.12	—	(b)
Less Dividends and Distributions:	(0.37)	(0.46)	(0.45)	(0.12)	(—	)(b)

Net Asset Value, end of year	$10.00	$10.00	$10.00	$10.00	$10.00

Total Return(c)	3.79%	4.75%	4.61%	1.22%	0.04%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$404	$331	$237	$143	$144
Average net assets (in millions)	$361	$309	$182	$137	$118
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57%	0.58%	0.58%	0.44%	0.06%
Expenses before waivers and/or expense reimbursement	0.57%	0.58%	0.58%	0.58%	0.58%
Net investment income (loss)	3.70%	4.62%	4.57%	1.23%	—%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

PSF PGIM HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.2%
ASSET-BACKED SECURITIES — 0.7%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.246%(c)	07/15/31	618	$618,481
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.346%(c)	01/15/31	320	320,106
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
4.944%(c)	01/20/35	3,750	3,745,087

TOTAL ASSET-BACKED SECURITIES (cost $4,677,325)			4,683,674

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.2%
BX Trust,
Series 2019-OC11, Class E, 144A
3.944%(cc)	12/09/41	1,165	1,074,516

(cost $1,062,025)

CORPORATE BONDS — 84.6%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29	875	869,224
7.750%	04/15/28	225	225,091
Sr. Sec’d. Notes, 144A
7.125%	02/15/31	90	94,195

			1,188,510

Aerospace & Defense — 1.4%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30	270	284,745
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	550	548,980
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	690	691,594
6.750%	06/15/33	1,725	1,818,685
7.000%	06/01/32	395	417,278
7.250%	07/01/31	850	905,199
7.450%	05/01/34	300	334,851
7.500%	02/01/29	665	692,338
8.750%	11/15/30	710	764,961
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	300	298,127
Gtd. Notes, 144A
6.375%	05/31/33	400	410,282
Sr. Sec’d. Notes, 144A
6.000%	01/15/33	640	655,054
6.375%	03/01/29	1,490	1,538,319
6.625%	03/01/32	165	171,649

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
6.750%	08/15/28	370	$377,120

			9,909,182

Airlines — 1.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28(a)	535	546,806
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	21	20,885
5.750%	04/20/29(a)	1,675	1,703,473
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,835	1,833,959
4.625%	04/15/29	1,040	1,034,264
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	1,510	1,436,388
7.875%	05/01/27	940	947,050
9.500%	06/01/28	970	1,003,955

			8,526,780

Apparel — 0.5%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	725	691,403
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	2,925	2,703,356

			3,394,759

Auto Manufacturers — 1.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	100	79,088
7.400%	11/01/46	275	296,668
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.800%	03/08/29	1,100	1,124,054
5.875%	11/07/29	400	410,535
6.800%	05/12/28	200	208,671
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	610	639,402
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A
9.250%	07/01/30	355	380,390
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/29/28	685	684,602
6.125%	09/30/30	1,000	1,000,313
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
7.500%	07/17/30	1,070	1,118,150
7.750%	07/17/32	1,150	1,221,964

SEE NOTES TO FINANCIAL STATEMENTS.

A102

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	1,965	$1,689,672

			8,853,509

Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	425	435,867
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A
7.750%	10/15/33	880	896,467
Sr. Sec’d. Notes, 144A
6.375%	10/15/32	525	534,737
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
6.750%	09/15/32	695	720,254
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	67	69,939
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	175	174,862
5.625%	06/15/28	475	474,675
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A
7.750%	05/31/32	630	669,991
Phinia, Inc.,
Gtd. Notes, 144A
6.625%	10/15/32	505	522,955
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	225	233,074
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	150	155,781
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	245	250,965
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	2,400	2,410,459
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	960	962,765
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
7.500%	03/24/31	550	555,984

			9,068,775

Banks — 1.1%
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)	745	755,083
6.625%(ff)	05/01/30(oo)	200	208,190
Citigroup, Inc.,
Jr. Sub. Notes
6.625%(ff)	02/15/31(oo)	75	76,031
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	392	397,320

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series FF
6.950%(ff)	02/15/30(oo)	250	$257,223
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30(oo)	355	362,975
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,500	1,495,521
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	1,225	1,227,194
12.250%	10/01/30	1,050	1,164,517
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
6.850%(ff)	02/10/30(oo)	570	592,748
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	575	547,702
4.950%(ff)	06/01/42	400	343,215
Wells Fargo & Co.,
Jr. Sub. Notes
6.850%(ff)	09/15/29(oo)	270	282,056

			7,709,775

Building Materials — 1.5%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	165	164,502
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	550	429,024
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	1,385	704,321
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	07/15/30	275	285,122
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	425	425,743
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	200	174,461
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	218	223,357
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	640	620,988
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	1,060	1,103,030
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	440	459,439
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	468	470,567
8.875%	11/15/31(a)	890	952,158

SEE NOTES TO FINANCIAL STATEMENTS.

A103

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	08/01/33	765	$781,546
6.500%	08/15/32	280	288,641
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	1,405	1,287,900
4.375%	07/15/30	1,225	1,184,373
4.750%	01/15/28	525	523,357

			10,078,529

Chemicals — 1.6%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,555	1,633,328
Chemours Co. (The),
Gtd. Notes, 144A
8.000%	01/15/33	240	232,090
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%
10.000%	05/07/29^(x)	634	538,797
Inversion Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	08/01/32	595	592,785
Methanex US Operations, Inc.,
Gtd. Notes, 144A
6.250%	03/15/32	430	443,331
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	1,550	1,504,055
7.250%	06/15/31	820	839,388
7.250%	02/15/33	675	678,886
Sr. Unsec’d. Notes, 144A
6.250%	10/01/29	1,475	1,432,966
Perimeter Holdings LLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/34	610	605,549
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	815	806,595
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	400	373,900
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33	380	383,609
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	595	416,890
Sr. Sec’d. Notes, 144A
9.125%	09/30/30(a)	160	159,144

			10,641,313

Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29	785	713,636

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 4.4%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	390	$389,441
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	1,665	1,755,549
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.875%	06/15/30	1,115	1,160,797
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	875	866,288
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,160	1,140,396
4.625%	06/01/28	1,065	1,046,778
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29	415	375,315
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	1,375	1,313,979
6.500%	01/15/31	605	605,667
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28	500	488,112
5.375%	03/01/29(a)	525	511,778
5.750%	07/15/27	192	191,853
5.750%	07/15/27(a)	184	184,126
Block, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	08/15/30	565	576,285
6.000%	08/15/33	445	456,663
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	500	531,447
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	655	619,251
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	905	929,577
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31	405	410,810
6.000%	03/15/34	195	197,579
6.625%	06/15/29	995	1,032,131
7.000%	06/15/30	1,115	1,172,737
7.250%	06/15/33(a)	510	540,537
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	99	94,621
Sr. Sec’d. Notes, 144A
12.625%	07/15/29	220	221,738
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	2,825	2,814,392

SEE NOTES TO FINANCIAL STATEMENTS.

A104

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	1,125	$1,110,350
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	1,475	1,380,114
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A
6.750%	08/15/32	560	578,382
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	2,050	1,923,330
3.875%	02/15/31	925	885,259
4.000%	07/15/30	100	96,798
4.875%	01/15/28(a)	1,295	1,296,021
Gtd. Notes, 144A
5.375%	11/15/33	480	479,639
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	750	688,704
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A
10.500%	11/30/30	980	1,054,866
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30(a)	345	359,937
WEX, Inc.,
Gtd. Notes, 144A
6.500%	03/15/33	410	420,132
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	135	139,225
6.625%	04/15/30	310	320,610

			30,361,214

Computers — 1.1%
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	1,000	1,043,695
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	3,085	2,692,470
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,655	1,797,641
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	700	694,849
5.125%	04/15/29	699	694,174
Seagate Data Storage Technology Pte Ltd.,
Gtd. Notes, 144A
5.875%	07/15/30	300	309,786

			7,232,615

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Cosmetics/Personal Care — 0.0%
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%
12.000%	05/15/29	324	$330,108

Distribution/Wholesale — 0.2%
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	400	379,802
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	750	792,914

			1,172,716

Diversified Financial Services — 5.4%
Azorra Finance Ltd.,
Gtd. Notes, 144A
7.250%	01/15/31	380	397,788
7.750%	04/15/30	580	612,625
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	05/15/31	350	362,365
Sub. Notes, 144A
8.375%(ff)	06/15/35	615	634,671
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	04/15/31	815	824,220
8.500%	05/15/30(a)	550	590,484
Freedom Funding Center LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%
12.000%	10/01/37	745	800,522
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	160	168,799
9.125%	05/15/31	495	531,717
9.250%	02/01/29	310	325,071
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
8.000%	02/15/27	1,325	1,355,766
Sr. Unsec’d. Notes, 144A
5.875%	03/15/30	290	293,987
8.000%	06/15/28	400	422,904
goeasy Ltd. (Canada),
Gtd. Notes, 144A
6.875%	05/15/30	340	324,632
6.875%	02/15/31	935	872,523
9.250%	12/01/28	455	467,508
Sr. Unsec’d. Notes, 144A
7.375%	10/01/30	1,040	1,000,199
7.625%	07/01/29	685	675,828
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A
6.625%	10/15/31	1,025	1,008,269
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	250	240,614
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	350	325,497

SEE NOTES TO FINANCIAL STATEMENTS.

A105

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	75	$78,499
6.500%	03/26/31	455	485,937
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28	1,275	1,260,545
5.000%	03/15/27	1,250	1,251,579
6.750%	06/15/26	425	428,991
Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes
7.000%(ff)	07/15/30(oo)	280	286,927
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27	275	272,361
3.875%	09/15/28	1,276	1,242,472
4.000%	09/15/30	425	398,212
5.375%	11/15/29	1,060	1,060,761
6.125%	05/15/30	110	112,168
6.625%	01/15/28	75	76,954
6.625%	05/15/29	1,775	1,838,333
6.750%	03/15/32	675	691,990
6.750%	09/15/33	624	633,227
7.125%	03/15/26	296	297,520
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	1,645	1,607,443
5.750%	09/15/31	800	803,949
6.750%	02/15/34	420	434,315
6.875%	05/15/32	960	1,005,445
7.875%	12/15/29	75	79,880
PHH Escrow Issuer LLC/PHH Corp.,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/29	495	513,461
PRA Group, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	100	94,054
8.875%	01/31/30	1,470	1,526,642
Rocket Cos., Inc.,
Gtd. Notes, 144A
6.125%	08/01/30	2,815	2,910,916
6.500%	08/01/29	1,745	1,802,091
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	425	418,869
3.625%	03/01/29	300	289,823
3.875%	03/01/31	1,400	1,327,772
4.000%	10/15/33(a)	1,125	1,045,179
UWM Holdings LLC,
Gtd. Notes, 144A
6.250%	03/15/31	295	294,513
6.625%	02/01/30	295	298,452

			37,105,269

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 4.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	1,550	$1,550,842
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	1,757	1,755,612
5.000%	02/01/31	2,100	2,130,894
5.125%	03/15/28	2,950	2,950,530
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53	125	130,063
Hawaiian Electric Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	10/01/33	190	192,417
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%
13.000%	06/01/28	244	201,854
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29	800	764,692
3.625%	02/15/31	650	607,251
3.875%	02/15/32	575	537,303
5.250%	06/15/29	625	626,686
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	3,625	3,948,474
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55(a)	600	624,937
Sr. Sec’d. Notes
5.000%	07/01/28	475	474,621
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	3,325	3,370,490
8.000%(ff)	10/15/26(oo)	3,550	3,626,770
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	675	743,907
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	1,025	1,011,893
5.000%	07/31/27	1,665	1,664,305
5.625%	02/15/27	1,158	1,158,676
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30	1,930	1,912,498

			29,984,715

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	650	621,666
4.750%	06/15/28	125	123,575
6.000%	09/15/33	800	767,013
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	290	299,807
6.375%	03/15/33	525	547,832
6.625%	03/15/32	845	884,984

SEE NOTES TO FINANCIAL STATEMENTS.

A106

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electrical Components & Equipment (cont’d.)
7.250%	06/15/28	335	$340,165

			3,585,042

Electronics — 0.1%
Coherent Corp.,
Gtd. Notes, 144A
5.000%	12/15/29	350	348,982
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	600	563,661

			912,643

Engineering & Construction — 0.3%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33	200	204,920
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/32	280	285,647
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	375	363,370
4.125%	02/15/32	525	498,859
5.625%	01/31/34	350	353,926
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	01/15/34	640	648,134

			2,354,856

Entertainment — 3.2%
Brightstar Lottery PLC/ Brightstar Global Solutions Corp. (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	01/15/33	610	605,620
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	3,150	3,023,656
Sr. Sec’d. Notes, 144A
6.500%	02/15/32	1,620	1,659,759
7.000%	02/15/30	1,200	1,242,704
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	325	327,993
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	625	612,024
6.750%	02/15/29	400	391,236
Light & Wonder International, Inc.,
Gtd. Notes, 144A
6.250%	10/01/33	580	586,951
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	1,750	1,722,634
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	450	416,791
5.625%	01/15/27	1,425	1,423,021

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	02/01/33	1,365	$1,397,525
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.,
Sr. Sec’d. Notes, 144A
6.250%	10/15/30	570	581,366
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	1,325	1,177,291
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	2,285	2,423,638
Warnermedia Holdings, Inc.,
Gtd. Notes
5.141%	03/15/52	3,230	2,134,597
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	1,020	1,025,791
6.250%	03/15/33	425	434,145
7.125%	02/15/31	990	1,072,982

			22,259,724

Environmental Control — 0.9%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.750%	10/15/33	405	415,770
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28	1,400	1,379,000
4.375%	08/15/29	1,340	1,314,594
4.750%	06/15/29	380	379,020
6.750%	01/15/31	330	345,546
Reworld Holding Corp.,
Gtd. Notes, 144A
4.875%	12/01/29	1,885	1,810,697
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	02/01/33	585	603,526
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A
6.625%	04/01/32	180	188,136

			6,436,289

Foods — 1.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31	310	313,646
5.750%	03/31/34	485	486,821
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	1,135	1,109,794
Sr. Sec’d. Notes, 144A
8.000%	09/15/28(a)	2,645	2,606,458
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32	725	690,987

SEE NOTES TO FINANCIAL STATEMENTS.

A107

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	300	$276,688
4.250%	04/15/31	601	583,916
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31	1,175	1,113,849
4.625%	04/15/30	1,285	1,251,101
6.250%	10/15/34	365	367,268
6.375%	03/01/33	50	50,488
6.500%	03/15/36	770	771,193

			9,622,209

Forest Products & Paper — 0.1%
Magnera Corp.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/31(a)	1,050	1,032,203

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	830	834,398
Sr. Unsec’d. Notes, 144A
9.500%	06/01/30	315	335,652

			1,170,050

Healthcare-Products — 0.8%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	5,275	5,157,670

Healthcare-Services — 4.3%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31	150	133,536
5.250%	05/15/30	425	398,812
6.000%	01/15/29	375	374,704
9.750%	01/15/34	1,830	1,922,996
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	4,050	3,739,183
4.625%	06/01/30	4,300	4,184,361
HCA, Inc.,
Gtd. Notes
7.500%	11/06/33	425	490,643
Gtd. Notes, MTN
7.750%	07/15/36	400	459,065
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	2,800	2,744,205
Sr. Sec’d. Notes, 144A
8.375%	02/15/32	200	217,093
9.875%	08/15/30	300	323,370
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/31	465	477,950
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/31/30	1,953	1,725,043

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%
11.500%	12/31/30	737	$781,653
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	09/01/29	2,035	2,143,510
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	3,975	3,919,291
4.375%	01/15/30	4,150	4,075,516
Sr. Sec’d. Notes, 144A
5.500%	11/15/32	300	304,274
Sr. Unsec’d. Notes
6.875%	11/15/31	850	927,577

			29,342,782

Holding Companies-Diversified — 0.4%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	2,410	2,544,836

Home Builders — 4.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	950	909,491
4.625%	04/01/30	812	773,959
6.625%	01/15/28	550	550,305
6.875%	08/01/33	730	731,394
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,300	1,300,288
7.250%	10/15/29(a)	2,450	2,498,545
Gtd. Notes, 144A
7.500%	03/15/31	940	951,032
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)	2,375	2,215,258
6.250%	09/15/27	625	624,300
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	900	867,708
Dream Finders Homes, Inc.,
Gtd. Notes, 144A
6.875%	09/15/30	465	467,578
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	05/01/29	1,100	1,129,425
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	2,075	2,073,751
6.500%	03/15/33	480	488,691
KB Home,
Gtd. Notes
4.000%	06/15/31	875	828,873
4.800%	11/15/29	1,475	1,468,902
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	600	577,184
4.950%	02/01/28	625	622,496

SEE NOTES TO FINANCIAL STATEMENTS.

A108

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	2,275	$2,207,637
6.000%	12/15/33	560	554,966
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
8.500%	11/01/30	485	500,758
9.250%	10/01/29	430	449,058
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,075	1,068,317
4.750%	04/01/29	1,275	1,253,333
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	780	820,235
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	340	349,793
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,267	1,274,973
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	425	426,639
5.700%	06/15/28	865	878,944

			28,863,833

Home Furnishings — 0.3%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	135	134,987
6.500%	06/15/33(a)	2,175	2,109,400

			2,244,387

Household Products/Wares — 0.5%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	2,400	2,224,103
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
10.750%	06/30/32	2,305	1,025,725

			3,249,828

Housewares — 0.9%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	700	683,987
6.625%	05/15/32(a)	790	763,784
7.500%	04/01/46	725	605,879
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	215	225,210
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	1,675	1,577,576
4.375%	02/01/32	1,500	1,407,652

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
SWF Holdings I Corp.,
Sec’d. Notes, 144A
6.500%	10/06/29	1,593	$637,184

			5,901,272

Insurance — 1.2%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	02/15/29	500	487,303
7.500%	11/06/30	95	98,923
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	2,636	2,734,754
8.500%	06/15/29	1,825	1,909,957
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	02/15/29	275	282,287
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	975	958,718
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32	865	898,044
Broadstreet Partners Group LLC,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	825	823,972

			8,193,958

Internet — 0.7%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	925	903,392
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	1,295	1,265,863
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	636	655,283
6.750%	09/30/27	525	533,132
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	600	575,485
Snap, Inc.,
Gtd. Notes, 144A
6.875%	03/01/33	370	383,806
6.875%	03/15/34	320	329,674

			4,646,635

Iron/Steel — 1.2%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	1,213	1,217,021
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	410	434,698
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.750%	04/15/30	895	921,347
6.875%	11/01/29	545	564,135
7.000%	03/15/32	455	466,343

SEE NOTES TO FINANCIAL STATEMENTS.

A109

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
7.375%	05/01/33	490	$509,416
7.500%	09/15/31	895	943,375
7.625%	01/15/34	540	565,373
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33	510	521,592
6.000%	12/15/35	510	522,889
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
7.000%	04/01/31	475	493,226
9.250%	10/01/28	960	1,008,077
Sr. Unsec’d. Notes, 144A, MTN
8.000%	11/01/27	270	275,638
8.500%	05/01/30	120	124,595

			8,567,725

Leisure Time — 2.0%
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A
6.750%	02/16/31	565	590,950
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/15/30	775	795,592
5.750%	08/01/32	1,190	1,221,237
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	575	564,937
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27	1,200	1,203,629
7.000%	09/15/30	515	536,910
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	640	648,717
6.250%	09/15/33	370	369,306
6.750%	02/01/32	880	901,094
7.750%	02/15/29	1,025	1,088,201
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	925	948,393
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29	600	593,474
6.375%	11/01/32	455	466,919
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/31	355	362,715
Viking Cruises Ltd.,
Gtd. Notes, 144A
9.125%	07/15/31	700	748,272
Sr. Unsec’d. Notes, 144A
7.000%	02/15/29	375	375,679
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	1,275	1,277,295

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	1,000	$998,430

			13,691,750

Lodging — 1.5%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	1,425	1,393,421
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	850	788,950
4.000%	05/01/31	75	71,781
5.500%	03/31/34	275	277,160
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	375	374,767
4.750%	10/15/28	2,225	2,218,948
5.500%	04/15/27	600	605,598
6.125%	09/15/29	450	462,554
6.500%	04/15/32(a)	1,655	1,704,534
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	2,425	2,420,198

			10,317,911

Machinery-Construction & Mining — 0.2%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	750	747,642
6.250%	10/15/32	685	703,212

			1,450,854

Machinery-Diversified — 0.7%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31	845	896,916
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	725	756,472
GrafTech Finance, Inc.,
Sec’d. Notes, 144A
4.625%	12/23/29	1,742	1,294,169
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,505	1,601,160

			4,548,717

Media — 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29	25	24,720
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	40	35,905
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34(a)	725	617,243
5.000%	02/01/28	1,455	1,443,047
5.125%	05/01/27	1,450	1,448,352

SEE NOTES TO FINANCIAL STATEMENTS.

A110

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	690	$417,746
4.125%	12/01/30	575	353,571
5.375%	02/01/28	1,465	1,064,215
5.500%	04/15/27	3,190	2,731,158
6.500%	02/01/29	400	264,276
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	2,400	856,949
5.000%	11/15/31	310	109,664
5.750%	01/15/30	2,325	853,275
7.500%	04/01/28	200	117,079
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(x)	865	768,658
7.375%	07/01/28(x)	150	144,751
7.750%	07/01/26(x)	5,120	5,056,329
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27(x)	2,775	2,887,689
Gray Media, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31	555	416,272
Sec’d. Notes, 144A
9.625%	07/15/32	410	425,561
Sr. Sec’d. Notes, 144A
7.250%	08/15/33	145	148,242
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/30	960	838,919
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	125	121,290
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK 9.250%
9.250%	03/25/30(x)	2,068	1,277,816
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/33	1,035	1,082,258
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29(a)	270	259,399
8.000%	08/15/28	1,055	1,092,367
9.375%	08/01/32	1,465	1,575,504
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	1,100	1,082,609
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	800	723,000

			28,237,864

Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	925	912,070

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 2.1%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	435	$462,107
Unsec’d. Notes, 144A
11.500%	10/01/31	575	633,880
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	390	404,056
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A
6.875%	08/01/32	380	392,262
Coeur Mining, Inc.,
Gtd. Notes, 144A
5.125%	02/15/29	220	218,670
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	1,155	1,160,683
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	02/15/34	805	846,015
8.000%	03/01/33	915	974,960
8.625%	06/01/31	500	525,781
Sec’d. Notes, 144A
9.375%	03/01/29	1,605	1,690,065
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	400	402,538
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	1,610	1,610,113
6.125%	04/01/29	2,145	2,171,512
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	765	810,349
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	215	195,552
4.750%	01/30/30	1,630	1,575,443
6.875%	01/30/30	360	373,626
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	05/01/30	235	249,450

			14,697,062

Miscellaneous Manufacturing — 0.6%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	970	953,393
6.375%	03/15/33	265	272,949
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31	405	416,416
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	03/15/30	535	554,082
6.250%	03/15/33	435	452,255

SEE NOTES TO FINANCIAL STATEMENTS.

A111

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	575	$570,888
Sr. Sec’d. Notes, 144A
4.750%	04/15/29	275	275,764
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	610	633,462

			4,129,209

Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32	265	274,244

Oil & Gas — 5.5%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/29	935	979,393
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
6.625%	07/15/33	450	465,230
9.000%	11/01/27	896	1,138,675
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	880	910,310
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	1,000	1,031,317
8.625%	11/01/30	1,160	1,214,727
9.625%	06/15/33	500	539,001
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/01/32	355	370,983
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	1,400	1,362,385
6.750%	03/01/29	750	751,937
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	810	769,262
7.625%	04/01/32	970	941,482
8.375%	01/15/34	395	391,740
9.250%	02/15/28	634	653,880
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	455	481,850
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	885	873,346
6.000%	04/15/30	780	756,823
6.000%	02/01/31	900	854,041
6.250%	11/01/28	345	347,706
6.250%	04/15/32	590	555,040
6.875%	05/15/34	225	210,888
7.250%	02/15/35(a)	575	546,484
8.375%	11/01/33	1,235	1,259,464

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	565	$572,148
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.500%	01/15/28	795	795,000
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.625%	11/15/32	700	687,889
8.875%	08/15/31	1,295	1,256,474
9.125%	01/31/30	1,125	1,182,623
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
9.590%(c)	09/30/29^	162	159,730
9.590%(c)	09/30/29^	194	191,675
9.590%(c)	09/30/29^	162	159,730
9.590%(c)	09/30/29^	49	47,918
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	780	810,739
Permian Resources Operating LLC,
Gtd. Notes, 144A
6.250%	02/01/33	345	354,002
7.000%	01/15/32	500	520,792
8.000%	04/15/27	275	278,470
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	637	644,676
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30	894	883,083
SM Energy Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	235	236,749
Sunoco LP,
Gtd. Notes, 144A
5.625%	03/15/31	310	311,630
6.250%	07/01/33	800	819,350
7.000%	05/01/29	555	578,685
Sr. Unsec’d. Notes, 144A
4.500%	10/01/29	2,000	1,951,163
4.625%	05/01/30	1,100	1,067,789
6.625%	08/15/32	135	138,745
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	375	367,842
4.500%	04/30/30	1,175	1,147,609
5.875%	03/15/28	175	175,309
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29	1,445	1,450,852
8.500%	05/15/31	1,225	1,211,819
Sr. Sec’d. Notes, 144A
7.875%	10/15/32	250	258,281
8.750%	02/15/30	679	705,737

SEE NOTES TO FINANCIAL STATEMENTS.

A112

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	375	$389,261
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	225	235,438
Gtd. Notes, 144A
7.875%	04/15/32	500	492,696

			37,489,868

Oil & Gas Services — 0.3%
Kodiak Gas Services LLC,
Gtd. Notes, 144A
6.500%	10/01/33	280	285,813
6.750%	10/01/35	225	231,314
SESI LLC,
Sr. Sec’d. Notes, 144A
7.875%	09/30/30	315	310,070
Tidewater, Inc.,
Gtd. Notes, 144A
9.125%	07/15/30	340	364,883
Weatherford International Ltd.,
Gtd. Notes, 144A
6.750%	10/15/33	565	577,792

			1,769,872

Packaging & Containers — 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
3.250%	09/01/28	200	191,896
6.250%	01/30/31	250	255,337
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29	300	281,556
Ball Corp.,
Gtd. Notes
5.500%	09/15/33	265	269,935
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	1,445	1,469,330
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	950	978,003
6.875%	01/15/30	100	103,020
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	455	455,019
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/01/29	725	692,470
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	670	607,860
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28(x)	875	553,906
8.625%	10/01/31(x)	590	314,217
9.500%	11/01/28(x)	225	144,968

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Sr. Unsec’d. Notes, 144A
10.500%	07/15/27(x)	1,150	$704,352
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	04/15/30	2,370	2,360,372
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	150	144,901
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27	170	170,572
7.250%	05/15/31	110	112,405
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	127,077
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A
9.500%	05/15/30	850	848,011
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	2,560	2,621,595
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	690	671,775

			14,078,577

Pharmaceuticals — 1.7%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A
10.000%	04/15/32	1,579	1,645,100
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	2,050	1,989,184
5.125%	03/01/30	1,525	1,488,134
6.125%	08/01/28	400	402,825
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28	1,050	918,529
5.000%	02/15/29	850	647,368
5.250%	01/30/30	600	420,912
5.250%	02/15/31	1,750	1,122,187
6.250%	02/15/29	1,235	988,000
7.000%	01/15/28	250	226,250
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	178	158,865
11.000%	09/30/28	529	548,848
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	1,050	870,133

			11,426,335

Pipelines — 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	475	475,240
5.750%	01/15/28	1,370	1,372,040

SEE NOTES TO FINANCIAL STATEMENTS.

A113

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.750%	07/01/34	310	$312,364
6.625%	02/01/32	845	876,309
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/29	120	125,171
7.250%	07/15/32	200	212,040
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	500	505,889
Gtd. Notes, 144A
7.125%	07/01/33	300	305,637
8.250%	01/15/32	500	526,210
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/34	560	572,959
NFE Financing LLC,
Sr. Sec’d. Notes, 144A, MTN
12.000%	11/15/29	1,280	369,817
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	220	216,487
6.750%	03/15/33	1,080	1,139,682
6.875%	04/15/40	1,254	1,296,226
7.500%	07/15/38	425	463,206
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	975	975,704
6.000%	12/31/30	515	519,060
6.000%	09/01/31	875	868,760
6.750%	03/15/34	495	494,765
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	520	537,386
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	340	319,362
4.125%	08/15/31	765	696,043
6.250%	01/15/30	760	768,662
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	1,440	1,137,853
Sr. Sec’d. Notes, 144A
7.000%	01/15/30(a)	445	428,014
8.125%	06/01/28	300	304,975
9.500%	02/01/29	1,500	1,556,602
9.875%	02/01/32(a)	1,575	1,626,846
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.125%	12/15/30	1,108	1,128,093
6.500%	01/15/34	440	450,433
6.500%	06/15/34	433	442,653
6.750%	01/15/36	570	583,411
7.500%	05/01/33	732	791,196
7.750%	05/01/35	807	883,587

			23,282,682

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate — 0.9%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30	435	$454,995
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	1,850	1,796,085
4.375%	02/01/31	1,325	1,260,320
5.375%	08/01/28	795	798,428
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,850	1,805,578

			6,115,406

Real Estate Investment Trusts (REITs) — 2.3%
Arbor Realty SR, Inc.,
Gtd. Notes, 144A
7.875%	07/15/30	330	316,228
8.500%	12/15/28	300	298,880
Brandywine Operating Partnership LP,
Gtd. Notes
6.125%	01/15/31	795	773,143
8.875%	04/12/29	175	188,585
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	1,200	1,049,578
Sr. Sec’d. Notes, 144A
7.250%	10/15/30	315	322,265
Sr. Unsec’d. Notes
4.750%	02/15/28	1,000	965,069
Millrose Properties, Inc.,
Gtd. Notes, 144A
6.250%	09/15/32	725	732,170
6.375%	08/01/30	875	894,963
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	1,925	1,399,840
5.000%	10/15/27	250	241,352
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	300	320,569
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	385	394,649
Sr. Sec’d. Notes, 144A
4.875%	05/15/29	200	195,153
5.875%	10/01/28	350	350,141
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	375	371,469
6.500%	04/01/32	1,230	1,276,088
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	04/01/29	150	154,027
8.000%	07/15/30	635	649,238
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	555	530,418

SEE NOTES TO FINANCIAL STATEMENTS.

A114

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Starwood Property Trust, Inc.,
Gtd. Notes, 144A
5.250%	10/15/28	525	$529,226
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26	425	421,478
4.375%	01/15/27	75	74,550
6.000%	04/15/30	125	128,134
6.500%	07/01/30	325	338,989
6.500%	10/15/30	770	802,817
7.250%	04/01/29	580	612,089
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29	1,175	1,173,151

			15,504,259

Retail — 4.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	2,665	2,534,655
4.375%	01/15/28	350	347,186
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	350	344,526
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29	1,200	1,028,669
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	975	1,032,964
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30	3,819	4,002,647
9.000%	06/01/31	3,681	4,154,819
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
12.000%	11/30/28	475	515,038
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	1,700	1,614,700
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	975	923,430
3.875%	10/01/31	700	647,546
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	1,180	1,062,675
Sr. Sec’d. Notes, 144A
9.500%	06/15/31	605	628,813
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	1,300	1,274,117
Lithia Motors, Inc.,
Gtd. Notes, 144A
4.625%	12/15/27	675	673,963
5.500%	10/01/30	525	528,652
Park River Holdings, Inc.,
Sec’d. Notes, 144A
8.750%	12/31/30	1,235	1,218,712

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sr. Sec’d. Notes, 144A
8.000%	03/15/31	790	$815,278
QXO Building Products, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/30/32	285	297,785
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32	785	820,146
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	275	275,000
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	1,675	1,608,437
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	735	716,412
White Cap Supply Holdings LLC,
Gtd. Notes, 144A
7.375%	11/15/30	315	325,598

			27,391,768

Software — 0.5%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31	750	685,282
9.250%	06/01/30	1,870	1,739,313
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	900	900,785

			3,325,380

Telecommunications — 5.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	2,218	1,541,510
5.750%	08/15/29	1,500	1,044,375
9.625%	07/15/27	400	306,000
Altice France SA (France),
Sr. Sec’d. Notes, 144A
6.875%	10/15/30	870	844,281
6.875%	07/15/32	1,347	1,285,076
9.500%	11/01/29	977	1,004,349
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A
7.125%	11/15/30	300	306,008
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	09/15/29	775	822,112
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30(x)	340	34
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^(x)	479	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	1,835	1,904,969

SEE NOTES TO FINANCIAL STATEMENTS.

A115

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%
6.750%	11/30/30(x)	956	$979,297
Sr. Sec’d. Notes
10.750%	11/30/29(x)	1,865	2,059,901
Flash Compute LLC,
Sr. Sec’d. Notes, 144A
7.250%	12/31/30	380	376,654
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	3,375	3,426,250
Sec’d. Notes, 144A
6.000%	01/15/30	975	992,120
6.750%	05/01/29	500	503,886
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	2,000	2,005,424
5.875%	10/15/27	1,275	1,276,779
8.750%	05/15/30	250	261,104
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28	1,325	1,341,774
7.000%	04/15/32	1,075	1,107,003
8.500%	04/15/31	310	332,863
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29	200	182,003
8.500%	01/15/36	1,605	1,646,220
Sec’d. Notes, 144A
4.875%	06/15/29	355	348,457
Sr. Sec’d. Notes, 144A
6.875%	06/30/33	1,835	1,877,939
7.000%	03/31/34	2,650	2,730,097
Sable International Finance Ltd. (Panama),
Sr. Sec’d. Notes, 144A
7.125%	10/15/32	900	912,375
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
6.500%	02/15/29	375	360,762
8.625%	06/15/32	650	640,806
Sr. Sec’d. Notes, 144A
4.750%	04/15/28	1,750	1,741,460
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	01/15/33	425	418,702
Windstream Services LLC,
Sr. Sec’d. Notes, 144A
7.500%	10/15/33(a)	695	712,294
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31	1,450	1,521,887
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	295	313,069

			37,127,840

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 0.3%
RXO, Inc.,
Gtd. Notes, 144A
7.500%	11/15/27	125	$127,427
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	1,370	1,276,074
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	125	130,367
7.125%	02/01/32	450	473,527

			2,007,395

TOTAL CORPORATE BONDS (cost $573,814,340)			580,136,410

FLOATING RATE AND OTHER LOANS — 4.4%
Airlines — 0.0%
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%
7.735%(c)	04/01/31	168	169,147

Auto Parts & Equipment — 0.4%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%
6.216%(c)	05/06/30	223	223,337
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.466%(c)	01/28/32	1,122	1,126,396
First Brands Group LLC,
2021 Second Lien Term Loan
13.070%	03/30/28(d)	2,112	2,556
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.750%
8.739%(c)	11/17/28	1,201	1,176,027

			2,528,316

Building Materials — 0.1%
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%
8.966%(c)	07/08/30	364	351,344
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%
5.966%(c)	02/10/32	422	423,019

			774,363

Chemicals — 0.5%
Cornerstone Chemical Co.,
Initial New Money Term Loan, 3 Month SOFR + 4.500%
8.500%(c)	05/07/29^	480	480,186
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
8.690%(c)	06/28/28	699	676,756
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%
9.386%(c)	12/16/31	1,569	1,399,159
Venator Finance Sarl,
Initial First Out Term Loan
13.894%	07/16/26^(d)	594	445,521

SEE NOTES TO FINANCIAL STATEMENTS.

A116

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Chemicals (cont’d.)
Term Loan
13.905%	10/12/28^(d)	847	$16,938
Venator Materials LLC,
First Out Term B Loan
14.002%	07/16/26^(d)	597	447,963

			3,466,523

Commercial Services — 0.2%
Allied Universal Holdco LLC,
Amendment 7 Replacement (USD) Term Loan, 1 Month SOFR + 3.250%
6.966%(c)	08/20/32	574	576,172
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%
7.590%(c)	12/31/30	457	457,558
Second Out Term Loan, 3 Month SOFR + 4.862%
8.702%(c)	12/31/30	396	371,427

			1,405,157

Computers — 0.2%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%
8.422%(c)	06/30/32	648	635,408
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
6.716%(c)	03/01/29	599	550,816
NCR Atleos LLC,
Term A Loan, 3 Month SOFR + 2.500%
6.340%(c)	10/16/28	217	214,936

			1,401,160

Electric — 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%
9.172%(c)	07/20/28^	211	206,640

Forest Products & Paper — 0.0%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%
8.072%(c)	11/04/31	225	222,992

Healthcare-Services — 0.0%
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%
7.655%(c)	05/16/31	149	148,910

Holding Companies-Diversified — 0.0%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
8.338%(c)	12/19/30	224	221,544

Household Products/Wares — 0.0%
Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%
7.672%(c)	07/08/31	408	263,284

Housewares — 0.0%
SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.614%
8.331%(c)	12/18/29	129	127,194

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Insurance — 0.3%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%
6.716%(c)	11/06/30	296	$295,703
2025 Term B-7 Loan, 1 Month SOFR + 3.250%
6.966%(c)	06/21/32	498	497,291
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%
9.081%(c)	01/20/29	1,040	1,019,200
New B-12 Term Loan, 1 Month SOFR + 4.250%
7.966%(c)	09/19/30	295	295,346

			2,107,540

Internet — 0.1%
Cablevision Lightpath LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 3.000%
6.750%(c)	11/30/27	379	378,961
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28	461	160,128

			539,089

Machinery-Diversified — 0.1%
Graftech Global Enterprises, Inc.,
Initial Term Loan, 3 Month SOFR + 6.000%
9.858%(c)	12/21/29	326	330,833

Media — 1.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
8.905%(c)	10/31/27	872	642,808
CSC Holdings LLC,
September 2019 Term Loan, 1 Month SOFR + 1.500%
8.750%(c)	04/15/27	389	339,235
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%
7.716%(c)	06/26/29	73	71,956
Delayed Draw Term Loan
4.000%	06/26/29	73	71,956
First Out Term Loan, 1 Month SOFR + 5.114%
8.831%(c)	09/25/29	7,313	5,594,807

			6,720,762

Metal Fabricate/Hardware — 0.2%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
10.172%(c)	04/23/30^	970	978,708

Oil & Gas — 0.1%
Hilcorp Energy I LP,
Term B Loan, 1 Month SOFR + 2.000%
5.736%(c)	02/11/30	372	372,422

Packaging & Containers — 0.0%
LABL, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 5.000%
8.940%(c)	10/29/28	50	31,409

SEE NOTES TO FINANCIAL STATEMENTS.

A117

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Software — 0.1%
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
9.081%(c)	07/14/28	982	$695,689

Telecommunications — 1.1%
Altice France SA (France),
New USD B-14 Term Loan, 3 Month SOFR + 6.875%
10.860%(c)	05/31/31	154	153,795
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%
8.216%(c)	09/27/29	412	410,618
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 5.250%
9.023%(c)	08/31/32	1,520	1,514,574
Level 3 Financing, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.250%
6.966%(c)	03/29/32	800	801,800
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%
6.181%(c)	04/16/29	2,964	2,945,886
Term B-2 Loan, 1 Month SOFR + 2.464%
6.181%(c)	04/15/30	470	466,673
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%
8.348%(c)	05/30/30	723	719,334
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%
8.831%(c)	10/24/29	116	107,752
Second Out Term Loan, 1 Month SOFR + 1.614%
6.000%(c)	10/24/31	393	235,967

			7,356,399

TOTAL FLOATING RATE AND OTHER LOANS (cost $34,734,837)			30,068,081

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
5.451%(cc)	10/25/35	4	2,629
Alternative Loan Trust,
Series 2005-43, Class 4A3
4.135%(cc)	10/25/35	1	1,181
Series 2006-HY13, Class 4A1
4.735%(cc)	02/25/37	1	988
Series 2006-OA09, Class 2A1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)
4.268%(c)	07/20/46	1	1,298
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.324%)
4.056%(c)	10/25/46	13	6,432
Banc of America Funding Trust,
Series 2006-B, Class 2A1
4.636%(cc)	03/20/36	2	2,039
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.457%(cc)	09/25/37	5	4,297

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
4.206%(c)	07/19/46	4	$1,971
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
4.226%(c)	09/25/46	2	2,294
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	9	3,791
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
4.056%(c)	04/25/46	1	1,135
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.287%(cc)	02/25/36	3	2,751
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	2	1,180
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
4.394%(cc)	02/25/37	1	1,088
Series 2007-HY01, Class 4A1
4.173%(cc)	02/25/37	2	1,675

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $44,335)			34,749

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Notes
3.375%	11/30/27	3,425	3,418,444
3.500%	10/31/27	6,215	6,216,699
3.625%	08/31/27	3,850	3,858,422
3.750%	06/30/27	1,650	1,656,316
3.875%	07/31/27	7,380	7,423,242
3.875%	11/30/27(k)	2,275	2,291,174
3.875%	04/30/30	8,400	8,466,938
4.125%	07/31/28(k)	2,000	2,029,844

TOTAL U.S. TREASURY OBLIGATIONS (cost $35,166,924)			35,361,079

	Shares

COMMON STOCKS — 1.7%
Chemicals — 0.2%
Cornerstone Chemical Co.*^(x)	26,744	133,720
TPC Group, Inc.*	49,934	998,680
Venator Materials PLC*^(x)	2,264	—

		1,132,400

Electric Utilities — 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^	11,836	355,080

SEE NOTES TO FINANCIAL STATEMENTS.

A118

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Keycon Power Holdings LLC*^	21,440	$621,117

		976,197

Gas Utilities — 0.3%
Ferrellgas Partners LP (Class B Stock)*	12,116	2,062,501

Interactive Media & Services — 0.0%
Diamond Sports Group LLC*(x)	62,171	103,639

Oil, Gas & Consumable Fuels — 0.4%
Expand Energy Corp.	6,749	744,820
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	1,246	82,236
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	28,339	1,870,374
Heritage Power LLC, Litigation Trust Interests*^	32,615	16,307

		2,713,737

Wireless Telecommunication Services — 0.7%
Altice France SA (France)*	15,188	273,535
Digicel International Finance Ltd. (Jamaica)*(x)	264,007	4,719,125
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	24,108	36,588
Xplore, Inc. (Canada), CVR*^	1,680	—

		5,029,248

TOTAL COMMON STOCKS (cost $7,472,765)		12,017,722

PREFERRED STOCKS — 0.4%
Electronic Equipment, Instruments & Components — 0.4%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,850	2,850,000

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	17,198	213,959

TOTAL PREFERRED STOCKS (cost $2,825,240)		3,063,959

	Units
WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	116,279	1

(cost $0)

TOTAL LONG-TERM INVESTMENTS (cost $659,797,791)		666,440,191

	Shares	Value

SHORT-TERM INVESTMENTS — 4.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	9,894,458	$9,894,458
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $21,848,150; includes $21,772,608 of cash collateral for securities on loan)(b)(wb)	21,885,107	21,871,976

TOTAL SHORT-TERM INVESTMENTS (cost $31,742,608)		31,766,434

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.8% (cost $691,540,399)		698,206,625

OPTION WRITTEN*~ — (0.0)% (premiums received $31,948)		(991)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.8% (cost $691,508,451)		698,205,634

Liabilities in excess of other assets(z) — (1.8)%		(12,487,455)

NET ASSETS — 100.0%		$685,718,179

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,863,989 and 1.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,448,942; cash collateral of $21,772,608 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cornerstone Chemical Co.*^	12/06/23	$508,136	$133,720	0.0%
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-11/04/25	523,651	538,797	0.1
Diamond Sports Group LLC*	01/02/25	162,780	103,639	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	34	34	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	48	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	60,740	213,959	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-02/08/24	320,265	4,719,125	0.7
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	1,835,000	1,904,969	0.3
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	12/16/24	568,738	768,658	0.1
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	07/06/22	100,688	144,751	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	02/22/18-09/09/25	4,678,956	5,056,329	0.7
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-07/01/25	2,837,811	2,887,689	0.4
EchoStar Corp., Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%, 6.750%, 11/30/30	02/03/25-05/28/25	831,435	979,297	0.2
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/12/25-10/10/25	1,953,613	2,059,901	0.3
LABL, Inc., Sr. Sec’d. Notes, 144A, 5.875%, 11/01/28	07/01/25	766,841	553,906	0.1
LABL, Inc., Sr. Sec’d. Notes, 144A, 8.625%, 10/01/31	09/25/24	590,000	314,217	0.1
LABL, Inc., Sr. Sec’d. Notes, 144A, 9.500%, 11/01/28	03/28/23	225,000	144,968	0.0
LABL, Inc., Sr. Unsec’d. Notes, 144A, 10.500%, 07/15/27	02/15/23-10/21/25	1,047,638	704,352	0.1
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%, 9.250%, 03/25/30	06/30/25-09/15/25	1,638,049	1,277,816	0.2
Venator Materials PLC*^	06/29/17-10/19/23	3,574,374	—	0.0

Total		$22,223,797	$22,506,128	3.3%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at December 31, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $186,785)	186	$189,047	$2,262	$—
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $145,000)	145	143,913	—	(1,087)
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $171,429)	171	169,593	—	(1,836)

		$502,553	$2,262	$(2,923)

SEE NOTES TO FINANCIAL STATEMENTS.

A120

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Option Written:

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$102.50	5.00	%(Q)	CDX.NA.HY.45.V1(Q)	4,740	$(991)

(premiums received $31,948)

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
61	2 Year U.S. Treasury Notes	Mar. 2026	$12,736,133	$3,328
150	5 Year U.S. Treasury Notes	Mar. 2026	16,395,704	(53,428)
262	10 Year U.S. Treasury Notes	Mar. 2026	29,458,625	(111,004)
10	20 Year U.S. Treasury Bonds	Mar. 2026	1,155,938	(8,584)

				(169,688)

Short Position:
6	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	708,000	11,014

				$(158,674)

Credit default swap agreement outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	28,695	3.155%	$2,020,943	$2,226,486	$205,543

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$3,232,272

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,683,674	$—
Commercial Mortgage-Backed Security	—	1,074,516	—
Corporate Bonds	—	579,038,560	1,097,850
Floating Rate and Other Loans	—	27,492,125	2,575,956
Residential Mortgage-Backed Securities	—	34,749	—
U.S. Treasury Obligations	—	35,361,079	—
Common Stocks	744,820	10,146,678	1,126,224
Preferred Stocks	—	—	3,063,959
Warrants	—	1	—
Short-Term Investments
Affiliated Mutual Funds	31,766,434	—	—

Total	$32,511,254	$657,831,382	$7,863,989

Liabilities
Option Written	$—	$(991)	$—

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$2,262	$—
Futures Contracts	14,342	—	—
Centrally Cleared Credit Default Swap Agreement	—	205,543	—

Total	$14,342	$207,805	$—

Liabilities
Unfunded Loan Commitments	$—	$(2,923)	$—
Futures Contracts	(173,016)	—	—

Total	$(173,016)	$(2,923)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 12/31/24	$194,679	$4,054,091	$6,133,928	$3,161,326
Realized gain (loss)	(3,267)	27,750	—	13,546

SEE NOTES TO FINANCIAL STATEMENTS.

A122

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Change in unrealized appreciation (depreciation)	$1,392	$(1,151,639)	$(387,221)	$11,003
Purchase/Exchange/Issuances	922,973	1,098,112	—	—
Sales/Paydowns	(5,657)	(1,836,704)	—	(121,916)
Accrued discount/premium	15,502	71,066	—	—
Transfer into Level 3*	—	775,689	—	—
Transfer out of Level 3*	(27,772)	(462,409)	(4,620,483)	—

Balance as of 12/31/25	$1,097,850	$2,575,956	$1,126,224	$3,063,959

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(3,622)	$(1,085,470)	$(387,221)	$11,003

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitment
Balance as of 12/31/24	$—	$49
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(49)
Purchase/Exchange/Issuances	—	—
Sales/Paydowns	—	—
Accrued discount/premium	—	—
Transfer into Level 3*	—	—
Transfer out of Level 3*	—	—

Balance as of 12/31/25	$—	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—

*

It is the Portfolio’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Portfolio.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of December 31, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$538,797	Market	Recovery Value	Recovery Rate	0.00% - 85.00%
Corporate Bonds	559,053	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	480,186	Market	Enterprise Value	EBITDA Multiple	7.3x
Floating Rate and Other Loans	910,422	Market	Recovery Value	Recovery Rate	2.00% - 75.00%
Common Stocks	621,117	Market	Discounted Cash Flow	Discount Rate	40.00%
Common Stocks	16,307	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	133,720	Market	Recovery Value	Recovery Rate	0.00% - 5.00%
Preferred Stocks	213,959	Market	Enterprise Value	Recovery Rate	12.44%
Preferred Stocks	2,850,000	Market	Transaction Based	Unadjusted Price	NA

	$6,323,561

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of December 31, 2025, the aggregate value of these securities and/or derivatives was $1,540,428. The unobservable inputs for these investments were not developed by the Portfolio and are not readily available (e.g. single broker quotes).

SEE NOTES TO FINANCIAL STATEMENTS.

A123

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Telecommunications	6.5%
Oil & Gas	5.6
Diversified Financial Services	5.4
U.S. Treasury Obligations	5.2
Media	5.1
Affiliated Mutual Funds (3.2% represents investments purchased with collateral from securities on loan)	4.6
Commercial Services	4.6
Electric	4.4
Healthcare-Services	4.3
Home Builders	4.2
Retail	4.0
Pipelines	3.4
Entertainment	3.2
Real Estate Investment Trusts (REITs)	2.3
Chemicals	2.3
Mining	2.1
Packaging & Containers	2.1
Leisure Time	2.0
Auto Parts & Equipment	1.7
Pharmaceuticals	1.7
Building Materials	1.6
Lodging	1.5
Insurance	1.5
Aerospace & Defense	1.4
Foods	1.4
Auto Manufacturers	1.3
Computers	1.3
Airlines	1.2
Iron/Steel	1.2
Banks	1.1
Environmental Control	0.9
Real Estate	0.9
Housewares	0.9
Internet	0.8
Healthcare-Products	0.8
Machinery-Diversified	0.8

Wireless Telecommunication Services	0.7%
Collateralized Loan Obligations	0.7
Miscellaneous Manufacturing	0.6
Software	0.6
Electrical Components & Equipment	0.5
Household Products/Wares	0.5
Apparel	0.5
Electronic Equipment, Instruments & Components	0.4
Holding Companies-Diversified	0.4
Oil, Gas & Consumable Fuels	0.4
Engineering & Construction	0.3
Home Furnishings	0.3
Gas Utilities	0.3
Transportation	0.3
Metal Fabricate/Hardware	0.3
Oil & Gas Services	0.3
Machinery-Construction & Mining	0.2
Advertising	0.2
Distribution/Wholesale	0.2
Gas	0.2
Commercial Mortgage-Backed Security	0.2
Forest Products & Paper	0.1
Electric Utilities	0.1
Electronics	0.1
Coal	0.1
Cosmetics/Personal Care	0.0	*
Office/Business Equipment	0.0	*
Interactive Media & Services	0.0	*
Residential Mortgage-Backed Securities	0.0	*

	101.8
Option Written	(0.0	)*
Liabilities in excess of other assets	(1.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$205,543	*	—	$—
Credit contracts	—	—		Options written outstanding, at value	991

SEE NOTES TO FINANCIAL STATEMENTS.

A124

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$14,342	*	Due from/to broker-variation margin futures	$173,016	*

		$219,885			$174,007

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Credit contracts	$47,721	$—	$719,406
Interest rate contracts	—	1,317,367	(256,913)

Total	$47,721	$1,317,367	$462,493

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Credit contracts	$30,957	$—	$288,680
Interest rate contracts	—	284,647	(442,719)

Total	$30,957	$284,647	$(154,039)

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 2,652,000
Futures Contracts - Long Positions (1)	73,046,718
Futures Contracts - Short Positions (1)	141,600
Credit Default Swap Agreements - Sell Protection (1)	21,226,000
Total Return Swap Agreements (1)	10,378,000

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$21,448,942	$(21,448,942)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A125

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$—	$(991)	$(991)	$—	$(991)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A126

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $21,448,942:
Unaffiliated investments (cost $659,797,791)	$666,440,191
Affiliated investments (cost $31,742,608)	31,766,434
Cash	7,880
Dividends and interest receivable	10,988,110
Receivable for investments sold	213,578
Receivable for Portfolio shares sold	22,909
Unrealized appreciation on unfunded loan commitment	2,262
Tax reclaim receivable	305
Prepaid expenses and other assets	118,807

Total Assets	709,560,476

LIABILITIES
Payable to broker for collateral for securities on loan	21,772,608
Payable for investments purchased	1,278,413
Accrued expenses and other liabilities	341,407
Management fee payable	271,901
Payable for Portfolio shares purchased	77,795
Due to broker-variation margin futures	75,025
Due to broker-variation margin swaps	15,857
Distribution fee payable	3,737
Unrealized depreciation on unfunded loan commitments	2,923
Options written outstanding, at value (premiums received $31,948)	991
Trustees’ fees payable	740
Affiliated transfer agent fee payable	595
Payable to affiliate	305

Total Liabilities	23,842,297

NET ASSETS	$685,718,179

Net assets were comprised of:
Partners’ Equity	$685,718,179

Class I:
Net asset value and redemption price per share, $668,257,801 / 85,354,518 outstanding shares of beneficial interest	$7.83

Class III:
Net asset value and redemption price per share, $17,460,378 / 2,255,986 outstanding shares of beneficial interest	$7.74

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $8,211 foreign withholding tax)	$50,705,575
Affiliated dividend income.	503,456
Affiliated income from securities lending, net	76,631
Unaffiliated dividend income	37,361

Total income	51,323,023

EXPENSES
Management fee	3,944,727
Distribution fee—Class III	41,066
Custodian and accounting fees	115,466
Shareholders’ reports	81,602
Audit fee	75,499
Professional fees	42,960
Trustees’ fees	19,879
Transfer agent’s fees and expenses (including affiliated expense of $7,630)	12,430
Miscellaneous	55,814

Total expenses	4,389,443
Less: Fee waivers and/or expense reimbursement	(260,205)

Net expenses	4,129,238

NET INVESTMENT INCOME (LOSS)	47,193,785

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,770)	(19,464,199)
Futures transactions	1,317,367
Options written transactions	47,721
Swap agreements transactions	462,493
Foreign currency transactions	7

(17,636,611)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,595))	29,156,630
Futures	284,647
Options written	30,957
Swap agreements	(154,039)
Unfunded loan commitments	(710)

29,317,485

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	11,680,874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,874,659

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$47,193,785	$37,303,287
Net realized gain (loss) on investment and foreign currency transactions	(17,636,611)	(10,974,138)
Net change in unrealized appreciation (depreciation) on investments	29,317,485	16,597,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,874,659	42,926,224

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	267,935,099	183,149,374
Portfolio shares purchased	(356,778,843)	(36,125,009)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(88,843,744)	147,024,365

TOTAL INCREASE (DECREASE)	(29,969,085)	189,950,589
NET ASSETS:
Beginning of year	715,687,264	525,736,675

End of year	$685,718,179	$715,687,264

SEE NOTES TO FINANCIAL STATEMENTS.

A127

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$7.19	$6.62	$5.92	$6.67	$6.18

Income (Loss) From Investment Operations:
Net investment income (loss)	0.49	0.47	0.41	0.36	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15	0.10	0.29	(1.11)	0.16

Total from investment operations	0.64	0.57	0.70	(0.75)	0.49

Net Asset Value, end of year	$7.83	$7.19	$6.62	$5.92	$6.67

Total Return(b)	8.90%	8.61%	11.82%	(11.24)%	7.93%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$668	$701	$513	$476	$562
Average net assets (in millions)	$701	$536	$486	$502	$550
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses before waivers and/or expense reimbursement	0.61%	0.61%	0.61%	0.60%	0.59%
Net investment income (loss)	6.59%	6.80%	6.66%	5.93%	5.11%
Portfolio turnover rate(d)	77%	37%	26%	33%	48%

Class III
	Year Ended December 31,				April 26, 2021(e) through December 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$7.12	$6.58	$5.90	$6.66	$6.41

Income (Loss) From Investment Operations:
Net investment income (loss)	0.47	0.45	0.39	0.35	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15	0.09	0.29	(1.11)	0.03

Total from investment operations	0.62	0.54	0.68	(0.76)	0.25

Net Asset Value, end of period.	$7.74	$7.12	$6.58	$5.90	$6.66

Total Return(b)	8.71%	8.21%	11.53%	(11.41)%	3.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$17	$15	$12	$9	$6
Average net assets (in millions)	$16	$13	$11	$8	$2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82%	0.82%	0.82%	0.82%	0.80	%(f)
Expenses before waivers and/or expense reimbursement	0.86%	0.86%	0.86%	0.85%	0.82	%(f)
Net investment income (loss)	6.35%	6.53%	6.41%	5.76%	4.72	%(f)
Portfolio turnover rate(d)	77%	37%	26%	33%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	Commencement of offering.
(f)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A128

PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace & Defense — 4.8%
Boeing Co. (The)*	280,837	$60,975,330
BWX Technologies, Inc.	125,591	21,707,148
General Electric Co.	223,036	68,701,779
Northrop Grumman Corp.	226,002	128,868,600
RTX Corp.	422,962	77,571,231
Woodward, Inc.	73,910	22,344,471

		380,168,559

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	132,801	21,349,089

Automobiles — 2.2%
General Motors Co.	690,585	56,158,372
Tesla, Inc.*	271,812	122,239,293

		178,397,665

Banks — 8.9%
Bank of America Corp.	3,000,352	165,019,360
Citigroup, Inc.	423,846	49,458,590
East West Bancorp, Inc.(a)	402,782	45,268,669
JPMorgan Chase & Co.	459,668	148,114,223
M&T Bank Corp.(a)	405,257	81,651,180
PNC Financial Services Group, Inc. (The)	524,031	109,380,991
Truist Financial Corp.	1,581,580	77,829,552
Wintrust Financial Corp.	229,547	32,095,261

		708,817,826

Biotechnology — 2.8%
AbbVie, Inc.(a)	570,580	130,371,824
Alnylam Pharmaceuticals, Inc.*	62,993	25,049,167
Amgen, Inc.	67,385	22,055,784
Vertex Pharmaceuticals, Inc.*	93,814	42,531,515

		220,008,290

Broadline Retail — 4.0%
Amazon.com, Inc.*	1,373,864	317,115,289

Capital Markets — 1.7%
Goldman Sachs Group, Inc. (The)	82,146	72,206,334
Houlihan Lokey, Inc.	181,545	31,623,323
Robinhood Markets, Inc. (Class A Stock)*	277,507	31,386,042

		135,215,699

Commercial Services & Supplies — 0.3%
Republic Services, Inc.	105,100	22,273,843

Communications Equipment — 1.9%
Cisco Systems, Inc.	2,007,952	154,672,543

Consumer Staples Distribution & Retail — 1.2%
Walmart, Inc.	884,643	98,558,077

Containers & Packaging — 0.3%
Crown Holdings, Inc.	204,576	21,065,191

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	2,768,425	68,767,677
Verizon Communications, Inc.	1,011,398	41,194,241

		109,961,918

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities — 2.0%
Constellation Energy Corp.	147,204	$52,002,757
Entergy Corp.(a)	478,672	44,243,653
NextEra Energy, Inc.(a)	740,536	59,450,230

		155,696,640

Electrical Equipment — 0.8%
Generac Holdings, Inc.*	142,264	19,400,541
Rockwell Automation, Inc.	113,711	44,241,539

		63,642,080

Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp. (Class A Stock)	646,610	87,382,875

Energy Equipment & Services — 0.5%
TechnipFMC PLC (United Kingdom)	916,742	40,850,024

Entertainment — 1.0%
Netflix, Inc.*	207,328	19,439,073
Walt Disney Co. (The)	545,659	62,079,625

		81,518,698

Financial Services — 2.2%
Shift4 Payments, Inc. (Class A Stock)*(a)	302,479	19,047,103
Visa, Inc. (Class A Stock)	438,744	153,871,908

		172,919,011

Ground Transportation — 2.5%
Uber Technologies, Inc.*	1,230,572	100,550,038
Union Pacific Corp.	407,505	94,264,057

		194,814,095

Health Care Providers & Services — 0.7%
Encompass Health Corp.	193,750	20,564,625
UnitedHealth Group, Inc.	112,967	37,291,536

		57,856,161

Health Care Technology — 0.5%
Veeva Systems, Inc. (Class A Stock)*	175,149	39,098,511

Household Durables — 0.4%
Toll Brothers, Inc.	227,620	30,778,776

Industrial REITs — 0.7%
Prologis, Inc.	406,359	51,875,790

Insurance — 3.5%
Chubb Ltd.	297,349	92,808,570
Markel Group, Inc.*	23,188	49,846,084
MetLife, Inc.	1,445,681	114,122,058
RenaissanceRe Holdings Ltd. (Bermuda)	76,692	21,562,723

		278,339,435

Interactive Media & Services — 9.4%
Alphabet, Inc. (Class A Stock)	1,771,486	554,475,118
Meta Platforms, Inc. (Class A Stock)	282,726	186,624,605

		741,099,723

IT Services — 1.6%
International Business Machines Corp.(a)	311,201	92,180,848

SEE NOTES TO FINANCIAL STATEMENTS.

A129

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*	226,379	$36,440,228

		128,621,076

Machinery — 0.8%
Gates Industrial Corp. PLC*	908,990	19,516,015
Xylem, Inc.	315,667	42,987,532

		62,503,547

Metals & Mining — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement*^	129,100	17

Multi-Utilities — 1.0%
CenterPoint Energy, Inc.(a)	1,019,491	39,087,285
NiSource, Inc.	998,032	41,677,816

		80,765,101

Oil, Gas & Consumable Fuels — 3.8%
Cheniere Energy, Inc.	438,295	85,200,165
Chevron Corp.	435,390	66,357,790
EQT Corp.	413,363	22,156,257
Expand Energy Corp.	257,805	28,451,359
Shell PLC, ADR	1,359,431	99,890,990

		302,056,561

Personal Care Products — 0.4%
Unilever PLC (United Kingdom), ADR(a)	492,274	32,194,720

Pharmaceuticals — 3.9%
AstraZeneca PLC (United Kingdom), ADR	1,290,677	118,651,937
Elanco Animal Health, Inc.*(a)	944,118	21,365,390
Eli Lilly & Co.	137,270	147,521,323
Merck & Co., Inc.	208,764	21,974,499

		309,513,149

Residential REITs — 0.3%
Mid-America Apartment Communities, Inc.	157,554	21,885,826

Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc.*	299,736	64,191,462
Broadcom, Inc.	696,843	241,177,362
Lam Research Corp.	396,910	67,943,054
NVIDIA Corp.	2,934,853	547,350,084
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	472,394	143,555,813

		1,064,217,775

Software — 7.6%
AppLovin Corp. (Class A Stock)*	142,156	95,787,556
Datadog, Inc. (Class A Stock)*	400,286	54,434,893
Microsoft Corp.	929,290	449,423,230

		599,645,679

Specialized REITs — 0.5%
Gaming & Leisure Properties, Inc.	878,026	39,238,982

Specialty Retail — 2.6%
Five Below, Inc.*	220,890	41,606,840

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Lowe’s Cos., Inc.(a)	384,976	$92,840,812
O’Reilly Automotive, Inc.*	375,773	34,274,255
TJX Cos., Inc. (The)	245,881	37,769,781

		206,491,688

Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	1,828,148	497,000,315
Dell Technologies, Inc. (Class C Stock)(a)	671,980	84,588,843

		581,589,158

Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp.	162,768	57,556,393

Trading Companies & Distributors — 0.3%
Core & Main, Inc. (Class A Stock)*(a)	384,760	19,995,977

TOTAL LONG-TERM INVESTMENTS—99.3%
(cost $4,825,646,265)		7,869,751,457

SHORT-TERM INVESTMENTS — 3.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	55,056,317	55,056,317
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $250,311,481; includes $249,520,893 of cash collateral for securities on loan)(b)(wb)	250,484,769	250,334,478

TOTAL SHORT-TERM INVESTMENTS (cost $305,367,798)		305,390,795

TOTAL INVESTMENTS—103.2% (cost $5,131,014,063)		8,175,142,252
Liabilities in excess of other assets — (3.2)%		(250,632,806)

NET ASSETS — 100.0%		$7,924,509,446

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $241,163,070; cash collateral of $249,520,893 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$380,168,559	$—	$—
Air Freight & Logistics	21,349,089	—	—
Automobiles	178,397,665	—	—
Banks	708,817,826	—	—
Biotechnology	220,008,290	—	—
Broadline Retail	317,115,289	—	—
Capital Markets	135,215,699	—	—
Commercial Services & Supplies	22,273,843	—	—
Communications Equipment	154,672,543	—	—
Consumer Staples Distribution & Retail	98,558,077	—	—
Containers & Packaging	21,065,191	—	—
Diversified Telecommunication Services	109,961,918	—	—
Electric Utilities	155,696,640	—	—
Electrical Equipment	63,642,080	—	—
Electronic Equipment, Instruments & Components	87,382,875	—	—
Energy Equipment & Services	40,850,024	—	—
Entertainment	81,518,698	—	—
Financial Services	172,919,011	—	—
Ground Transportation	194,814,095	—	—
Health Care Providers & Services	57,856,161	—	—
Health Care Technology	39,098,511	—	—
Household Durables	30,778,776	—	—
Industrial REITs	51,875,790	—	—
Insurance	278,339,435	—	—
Interactive Media & Services	741,099,723	—	—
IT Services	128,621,076	—	—
Machinery	62,503,547	—	—
Metals & Mining	—	—	17
Multi-Utilities	80,765,101	—	—
Oil, Gas & Consumable Fuels	302,056,561	—	—
Personal Care Products	32,194,720	—	—
Pharmaceuticals	309,513,149	—	—
Residential REITs	21,885,826	—	—
Semiconductors & Semiconductor Equipment	1,064,217,775	—	—
Software	599,645,679	—	—
Specialized REITs	39,238,982	—	—
Specialty Retail	206,491,688	—	—
Technology Hardware, Storage & Peripherals	581,589,158	—	—
Textiles, Apparel & Luxury Goods	57,556,393	—	—
Trading Companies & Distributors	19,995,977	—	—
Short-Term Investments
Affiliated Mutual Funds	305,390,795	—	—

Total	$8,175,142,235	$—	$17

SEE NOTES TO FINANCIAL STATEMENTS.

A131

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	13.4%
Interactive Media & Services	9.4
Banks	8.9
Software	7.6
Technology Hardware, Storage & Peripherals	7.3
Aerospace & Defense	4.8
Broadline Retail	4.0
Pharmaceuticals	3.9
Affiliated Mutual Funds (3.1% represents investments purchased with collateral from securities on loan)	3.9
Oil, Gas & Consumable Fuels	3.8
Insurance	3.5
Biotechnology	2.8
Specialty Retail	2.6
Ground Transportation	2.5
Automobiles	2.2
Financial Services	2.2
Electric Utilities	2.0
Communications Equipment	1.9
Capital Markets	1.7
IT Services	1.6
Diversified Telecommunication Services	1.4
Consumer Staples Distribution & Retail	1.2
Electronic Equipment, Instruments & Components	1.1

Entertainment	1.0%
Multi-Utilities	1.0
Electrical Equipment	0.8
Machinery	0.8
Health Care Providers & Services	0.7
Textiles, Apparel & Luxury Goods	0.7
Industrial REITs	0.7
Energy Equipment & Services	0.5
Specialized REITs	0.5
Health Care Technology	0.5
Personal Care Products	0.4
Household Durables	0.4
Commercial Services & Supplies	0.3
Residential REITs	0.3
Air Freight & Logistics	0.3
Containers & Packaging	0.3
Trading Companies & Distributors	0.3
Metals & Mining	0.0 *

103.2
Liabilities in excess of other assets	(3.2)

100.0%

* Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$241,163,070	$(241,163,070)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $241,163,070:
Unaffiliated investments (cost $4,825,646,265)	$7,869,751,457
Affiliated investments (cost $305,367,798)	305,390,795
Foreign currency, at value (cost $445)	461
Tax reclaim receivable	3,015,143
Dividends receivable	1,692,469
Receivable for Portfolio shares sold	727,393
Prepaid expenses and other assets	662,718

Total Assets	8,181,240,436

LIABILITIES
Payable to broker for collateral for securities on loan	249,520,893
Management fee payable	2,965,359
Payable for Portfolio shares purchased	1,920,822
Payable to affiliate	1,242,344
Accrued expenses and other liabilities	1,049,742
Distribution fee payable	18,279
Administration fee payable	7,606
Trustees’ fees payable	5,350
Affiliated transfer agent fee payable	595

Total Liabilities	256,730,990

NET ASSETS	$7,924,509,446

Net assets were comprised of:
Partners’ Equity	$7,924,509,446

Class I:
Net asset value and redemption price per share, $7,839,046,574 / 53,779,752 outstanding shares of beneficial interest	$145.76

Class II:
Net asset value and redemption price per share, $59,307,485 / 424,065 outstanding shares of beneficial interest	$139.85

Class III:
Net asset value and redemption price per share, $26,155,387 / 181,554 outstanding shares of beneficial interest	$144.06

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $278,900 foreign withholding tax, of which $37,834 is reimbursable by an affiliate)	$85,699,785
Affiliated dividend income	2,042,190
Affiliated income from securities lending, net	213,216

Total income	87,955,191

EXPENSES
Management fee	32,765,960
Distribution fee—Class II	138,375
Distribution fee—Class III	47,705
Administration fee—Class II	83,025
Shareholders’ reports	393,544
Custodian and accounting fees	371,860
Trustees’ fees	134,880
Professional fees	114,557
Audit fee	42,852
Transfer agent’s fees and expenses (including affiliated expense of $8,820)	12,429
Miscellaneous	153,666

Total expenses	34,258,853
Less: Fee waivers and/or expense reimbursement	(653,201)

Net expenses	33,605,652

NET INVESTMENT INCOME (LOSS)	54,349,539

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10,160))	714,859,901
Foreign currency transactions	8,970

714,868,871

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,959))	555,078,128
Foreign currencies	17,928

555,096,056

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,269,964,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,324,314,466

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$54,349,539	$48,803,129
Net realized gain (loss) on investment and foreign currency transactions	714,868,871	968,484,103
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	555,096,056	432,513,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,324,314,466	1,449,800,508

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	10,313,083	101,159,472
Net asset value of shares issued in merger	466,292,620	—
Portfolio shares purchased	(608,744,441)	(505,102,237)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(132,138,738)	(403,942,765)

TOTAL INCREASE (DECREASE)	1,192,175,728	1,045,857,743
NET ASSETS:
Beginning of year	6,732,333,718	5,686,475,975

End of year	$7,924,509,446	$6,732,333,718

SEE NOTES TO FINANCIAL STATEMENTS.

A133

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$122.98	$97.36	$73.47	$98.09	$81.50

Income (Loss) From Investment Operations:
Net investment income (loss)	0.98	0.87	0.77	0.76	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	21.80	24.75	23.12	(25.38)	16.19

Total from investment operations	22.78	25.62	23.89	(24.62)	16.59

Net Asset Value, end of year	$145.76	$122.98	$97.36	$73.47	$98.09

Total Return(c)	18.52%	26.32%	32.52%	(25.10)%	20.36%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$7,839.0	$6,684.1	$5,644.6	$4,482.9	$6,379.2
Average net assets (in millions)	$7,206.9	$6,310.9	$5,012.2	$5,044.7	$6,084.1
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.46%	0.46%	0.46%	0.46%	0.46%
Expenses before waivers and/or expense reimbursement	0.47%	0.46%	0.46%	0.46%	0.46%
Net investment income (loss)	0.75%	0.77%	0.90%	0.95%	0.45%
Portfolio turnover rate(e)	95%	102%	77%	22%	29%

Class II
	Year Ended December 31,
	2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$118.47	$94.17	$71.35		$95.64	$79.78

Income (Loss) From Investment Operations:
Net investment income (loss)	0.43	0.40	(0.01	)(b)	0.43	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	20.95	23.90	22.83		(24.72)	15.82

Total from investment operations	21.38	24.30	22.82		(24.29)	15.86

Net Asset Value, end of year	$139.85	$118.47	$94.17		$71.35	$95.64

Total Return(c)	18.05%	25.80%	31.98%		(25.40)%	19.88%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$59.3	$44.6	$39.1		$1.6	$2.3
Average net assets (in millions)	$55.4	$43.3	$4.1		$1.8	$2.2
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.86%	0.86%	0.85%		0.86%	0.86%
Expenses before waivers and/or expense reimbursement	0.87%	0.86%	0.85%		0.86%	0.86%
Net investment income (loss)	0.34%	0.37%	(0.01)%		0.55%	0.04%
Portfolio turnover rate(e)	95%	102%	77%		22%	29%

SEE NOTES TO FINANCIAL STATEMENTS.

A134

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class III
					April 26, 2021(f) through December 31, 2021
	Year Ended December 31,
	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$121.85	$96.71	$73.16	$97.92	$87.74

Income (Loss) From Investment Operations:
Net investment income (loss)	0.59	0.59	0.52	0.58	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	21.62	24.55	23.03	(25.34)	10.06

Total from investment operations	22.21	25.14	23.55	(24.76)	10.18

Net Asset Value, end of period	$144.06	$121.85	$96.71	$73.16	$97.92

Total Return(c)	18.23%	26.00%	32.19%	(25.29)%	11.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$26.2	$3.6	$2.7	$0.9	$0.6
Average net assets (in millions)	$19.1	$3.4	$1.4	$0.8	$0.2
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.71%	0.71%	0.71%	0.71%	0.70	%(g)
Expenses before waivers and/or expense reimbursement	0.72%	0.71%	0.71%	0.71%	0.70	%(g)
Net investment income (loss)	0.44%	0.52%	0.61%	0.74%	0.18	%(g)
Portfolio turnover rate(e)	95%	102%	77%	22%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 4.2%
Axon Enterprise, Inc.*	42,195	$23,963,806
Boeing Co. (The)*	391,455	84,992,710
General Electric Co.	287,604	88,590,660

		197,547,176

Automobiles — 4.0%
Tesla, Inc.*	411,719	185,158,269

Biotechnology — 1.2%
Vertex Pharmaceuticals, Inc.*	122,339	55,463,609

Broadline Retail — 7.9%
Amazon.com, Inc.*	1,504,807	347,339,552
MercadoLibre, Inc. (Brazil)*	11,491	23,145,861

		370,485,413

Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The)	54,152	47,599,608
KKR & Co., Inc.	105,576	13,458,829

		61,058,437

Consumer Staples Distribution & Retail — 3.2%
Costco Wholesale Corp.	75,136	64,792,778
Walmart, Inc.	752,605	83,847,723

		148,640,501

Electric Utilities — 1.8%
Constellation Energy Corp.	234,825	82,956,628

Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp. (Class A Stock)	376,709	50,908,454

Entertainment — 5.1%
Netflix, Inc.*	1,137,468	106,648,999
Spotify Technology SA*	104,466	60,664,451
Walt Disney Co. (The)	627,349	71,373,496

		238,686,946

Financial Services — 5.3%
Mastercard, Inc. (Class A Stock)	230,674	131,687,173
Toast, Inc. (Class A Stock)*	808,891	28,723,720
Visa, Inc. (Class A Stock)	252,427	88,528,673

		248,939,566

Ground Transportation — 0.3%
Uber Technologies, Inc.*	174,009	14,218,275

Health Care Equipment & Supplies — 3.0%
Boston Scientific Corp.*	337,624	32,192,448
Edwards Lifesciences Corp.*	562,249	47,931,727
Intuitive Surgical, Inc.*	103,163	58,427,397

		138,551,572

Hotels, Restaurants & Leisure — 0.9%
Hilton Worldwide Holdings, Inc.	145,531	41,803,780

Interactive Media & Services — 11.2%
Alphabet, Inc. (Class A Stock)	492,485	154,147,805
Alphabet, Inc. (Class C Stock)	559,926	175,704,779
Meta Platforms, Inc. (Class A Stock)	290,335	191,647,230

		521,499,814

	Shares	Value

COMMON STOCKS (continued)
IT Services — 3.1%
Shopify, Inc. (Canada) (Class A Stock)*	416,532	$67,049,156
Snowflake, Inc.*(a)	356,869	78,282,784

		145,331,940

Pharmaceuticals — 4.7%
Eli Lilly & Co.	189,412	203,557,288
Merck & Co., Inc.	133,623	14,065,157

		217,622,445

Semiconductors & Semiconductor Equipment — 19.5%
Advanced Micro Devices, Inc.*	329,240	70,510,038
Broadcom, Inc.	741,319	256,570,506
NVIDIA Corp.	2,521,591	470,276,722
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	284,809	86,550,607
Texas Instruments, Inc.	159,220	27,623,078

		911,530,951

Software — 14.1%
AppLovin Corp. (Class A Stock)*	116,694	78,630,751
Cadence Design Systems, Inc.*	259,454	81,100,131
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	147,036	68,924,596
Datadog, Inc. (Class A Stock)*	265,538	36,110,513
Microsoft Corp.	571,947	276,605,008
Oracle Corp.	309,024	60,231,868
ServiceNow, Inc.*	372,875	57,120,721

		658,723,588

Specialty Retail — 1.5%
Industria de Diseno Textil SA (Spain)	428,713	28,279,917
O’Reilly Automotive, Inc.*	484,903	44,228,002

		72,507,919

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	998,491	271,449,763

TOTAL LONG-TERM INVESTMENTS—99.2% (cost $1,901,928,743)		4,633,085,046

SHORT-TERM INVESTMENTS — 1.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	35,971,281	35,971,281
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $37,960,670; includes $37,742,566 of cash collateral for securities on loan)(b)(wb)	37,983,461	37,960,670

TOTAL SHORT-TERM INVESTMENTS (cost $73,931,951)		73,931,951

TOTAL INVESTMENTS—100.8% (cost $1,975,860,694)		4,707,016,997
Liabilities in excess of other assets — (0.8)%		(39,574,200)

NET ASSETS — 100.0%		$4,667,442,797

SEE NOTES TO FINANCIAL STATEMENTS.

A136

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,514,763; cash collateral of $37,742,566 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$197,547,176	$ —	$—
Automobiles	185,158,269	—	—
Biotechnology	55,463,609	—	—
Broadline Retail	370,485,413	—	—
Capital Markets	61,058,437	—	—
Consumer Staples Distribution & Retail	148,640,501	—	—
Electric Utilities	82,956,628	—	—
Electronic Equipment, Instruments & Components	50,908,454	—	—
Entertainment	238,686,946	—	—
Financial Services	248,939,566	—	—
Ground Transportation	14,218,275	—	—
Health Care Equipment & Supplies	138,551,572	—	—
Hotels, Restaurants & Leisure	41,803,780	—	—
Interactive Media & Services	521,499,814	—	—
IT Services	145,331,940	—	—
Pharmaceuticals	217,622,445	—	—
Semiconductors & Semiconductor Equipment	911,530,951	—	—
Software	658,723,588	—	—
Specialty Retail	44,228,002	28,279,917	—
Technology Hardware, Storage & Peripherals	271,449,763	—	—
Short-Term Investments
Affiliated Mutual Funds	73,931,951	—	—

Total	$4,678,737,080	$28,279,917	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	19.5%
Software	14.1
Interactive Media & Services	11.2
Broadline Retail	7.9
Technology Hardware, Storage & Peripherals	5.8

Financial Services	5.3%
Entertainment	5.1
Pharmaceuticals	4.7
Aerospace & Defense	4.2
Automobiles	4.0

SEE NOTES TO FINANCIAL STATEMENTS.

A137

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Consumer Staples Distribution & Retail	3.2%
IT Services	3.1
Health Care Equipment & Supplies	3.0
Electric Utilities	1.8
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	1.6
Specialty Retail	1.5
Capital Markets	1.3
Biotechnology	1.2

Electronic Equipment, Instruments & Components	1.1%
Hotels, Restaurants & Leisure	0.9
Ground Transportation	0.3

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$36,514,763	$(36,514,763)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A138

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $36,514,763:
Unaffiliated investments (cost $1,901,928,743)	$4,633,085,046
Affiliated investments (cost $73,931,951)	73,931,951
Dividends receivable	1,277,540
Tax reclaim receivable	391,571
Receivable for Portfolio shares sold	21,256
Prepaid expenses	44,019

Total Assets	4,708,751,383

LIABILITIES
Payable to broker for collateral for securities on loan	37,742,566
Management fee payable	2,338,218
Payable for Portfolio shares purchased	680,452
Accrued expenses and other liabilities	427,405
Payable to affiliate	106,364
Distribution fee payable	7,865
Trustees’ fees payable	3,291
Administration fee payable.	1,830
Affiliated transfer agent fee payable	595

Total Liabilities	41,308,586

NET ASSETS	$4,667,442,797

Net assets were comprised of:
Partners’ Equity	$4,667,442,797

Class I:
Net asset value and redemption price per share, $4,630,965,170 / 21,859,012 outstanding shares of beneficial interest	$211.86

Class II:
Net asset value and redemption price per share, $14,231,340 / 72,055 outstanding shares of beneficial interest	$197.51

Class III:
Net asset value and redemption price per share, $22,246,287 / 106,249 outstanding shares of beneficial interest	$209.38

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $475,312 foreign withholding tax)	$17,905,481
Affiliated dividend income	1,780,848
Income from securities lending, net (including affiliated income of $51,154)	63,974

Total income	19,750,303

EXPENSES
Management fee	25,635,700
Distribution fee—Class II	34,602
Distribution fee—Class III	48,527
Administration fee—Class II	20,761
Shareholders’ reports	231,228
Custodian and accounting fees	228,612
Professional fees	87,759
Trustees’ fees	82,490
Audit fee	42,852
Transfer agent’s fees and expenses (including affiliated expense of $8,820)	12,430
Miscellaneous	96,198

Total expenses	26,521,159
Less: Fee waivers and/or expense reimbursement	(487,384)

Net expenses	26,033,775

NET INVESTMENT INCOME (LOSS)	(6,283,472)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,580)	194,827,136
Foreign currency transactions	(38,706)

194,788,430

Net change in unrealized appreciation (depreciation) on:
Investments	469,742,164
Foreign currencies	1,979

469,744,143

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	664,532,573

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$658,249,101

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(6,283,472)	$(4,533,230)
Net realized gain (loss) on investment and foreign currency transactions	194,788,430	419,163,706
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	469,744,143	514,431,858

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	658,249,101	929,062,334

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	132,965,841	46,807,146
Net asset value of shares issued in merger	386,185,687	—
Portfolio shares purchased	(317,566,989)	(257,299,190)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	201,584,539	(210,492,044)

TOTAL INCREASE (DECREASE)	859,833,640	718,570,290
NET ASSETS:
Beginning of year	3,807,609,157	3,089,038,867

End of year	$4,667,442,797	$3,807,609,157

SEE NOTES TO FINANCIAL STATEMENTS.

A139

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$185.41	$141.67	$92.29	$147.90	$127.49

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.28)	(0.21)	0.05	(0.01)	(0.45)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	26.73	43.95	49.33	(55.60)	20.86

Total from investment operations	26.45	43.74	49.38	(55.61)	20.41

Net Asset Value, end of year	$211.86	$185.41	$141.67	$92.29	$147.90

Total Return(c)	14.27%	30.88%	53.51%	(37.60)%	16.01%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$4,631	$3,778	$3,065	$2,111	$3,566
Average net assets (in millions)	$4,239	$3,499	$2,635	$2,537	$3,435
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.61%	0.62%	0.62%	0.62%	0.61%
Expenses before waivers and/or expense reimbursement	0.62%	0.62%	0.62%	0.62%	0.61%
Net investment income (loss)	(0.14)%	(0.13)%	0.04%	(0.01)%	(0.32)%
Portfolio turnover rate(e)	34%	31%	32%	32%	40%

Class II
	Year Ended December 31,
	2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$173.55	$133.14	$87.07		$140.11	$121.26

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.98)	(0.82)	(0.37	)(b)	(0.43)	(0.95)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	24.94	41.23	46.44		(52.61)	19.80

Total from investment operations	23.96	40.41	46.07		(53.04)	18.85

Net Asset Value, end of year	$197.51	$173.55	$133.14		$87.07	$140.11

Total Return(c)	13.81%	30.35%	52.89%		(37.85)%	15.55%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$14	$14	$12		$43	$82
Average net assets (in millions)	$14	$13	$36		$55	$85
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.01%	1.02%	1.02%		1.02%	1.01%
Expenses before waivers and/or expense reimbursement	1.02%	1.02%	1.02%		1.02%	1.01%
Net investment income (loss)	(0.54)%	(0.53)%	(0.35)%		(0.42)%	(0.72)%
Portfolio turnover rate(e)	34%	31%	32%		32%	40%

SEE NOTES TO FINANCIAL STATEMENTS.

A140

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class III
						April 26, 2021(f) through December 31, 2021
	Year Ended December 31,
	2025	2024	2023		2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$183.70	$140.72	$91.90		$147.64	$132.99

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.77)	(0.62)	(0.25	)(b)	(0.24)	(0.59)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	26.45	43.60	49.07		(55.50)	15.24

Total from investment operations	25.68	42.98	48.82		(55.74)	14.65

Net Asset Value, end of period	$209.38	$183.70	$140.72		$91.90	$147.64

Total Return(c)	13.98%	30.54%	53.12%		(37.75)%	11.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$22	$16	$12		$6	$5
Average net assets (in millions)	$19	$14	$9		$6	$2
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.86%	0.87%	0.87%		0.86%	0.86	%(g)
Expenses before waivers and/or expense reimbursement	0.87%	0.87%	0.87%		0.86%	0.86	%(g)
Net investment income (loss)	(0.40)%	(0.38)%	(0.21)%		(0.23)%	(0.58	)%(g)
Portfolio turnover rate(e)	34%	31%	32%		32%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace & Defense — 7.3%
Airbus SE (France)	126,402	$29,353,576
Boeing Co. (The)*	130,575	28,350,444
General Electric Co.	66,826	20,584,413
Northrop Grumman Corp.	50,763	28,945,570
RTX Corp.	236,517	43,377,218

		150,611,221

Automobiles — 2.4%
General Motors Co.	613,098	49,857,129

Banks — 12.2%
Bank of America Corp.	881,136	48,462,480
JPMorgan Chase & Co.	311,287	100,302,897
M&T Bank Corp.	121,087	24,396,609
PNC Financial Services Group, Inc. (The)	204,933	42,775,665
Truist Financial Corp.	690,510	33,979,997

		249,917,648

Beverages — 0.7%
PepsiCo, Inc.	98,673	14,161,549

Biotechnology — 1.3%
AbbVie, Inc.	114,232	26,100,871

Broadline Retail — 1.5%
Amazon.com, Inc.*	131,689	30,396,455

Building Products — 1.9%
Johnson Controls International PLC	330,929	39,628,748

Capital Markets — 3.6%
Blackstone, Inc.	120,284	18,540,576
Goldman Sachs Group, Inc. (The)	63,839	56,114,481

		74,655,057

Chemicals — 2.0%
DuPont de Nemours, Inc.(a)	340,641	13,693,768
Linde PLC	65,400	27,885,906

		41,579,674

Communications Equipment — 2.2%
Cisco Systems, Inc.	590,718	45,503,007

Consumer Staples Distribution & Retail — 3.7%
Walmart, Inc.	672,041	74,872,088

Electric Utilities — 0.7%
Alliant Energy Corp.(a)	221,949	14,428,904

Entertainment — 1.7%
Walt Disney Co. (The)	302,808	34,450,466

Ground Transportation — 1.3%
Union Pacific Corp.	118,744	27,467,862

Health Care Equipment & Supplies — 0.9%
GE HealthCare Technologies, Inc.(a)	221,806	18,192,528

Health Care Providers & Services — 0.9%
UnitedHealth Group, Inc.	57,640	19,027,540

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	67,174	20,530,390

	Shares	Value

COMMON STOCKS (continued)
Household Durables — 1.4%
Toll Brothers, Inc.	210,537	$28,468,813

Industrial Conglomerates — 1.7%
3M Co.	218,268	34,944,707

Industrial REITs — 1.2%
Prologis, Inc.	188,862	24,110,123

Insurance — 5.0%
Chubb Ltd.	79,800	24,907,176
Lincoln National Corp.	509,597	22,692,354
Marsh & McLennan Cos., Inc.	102,082	18,938,253
MetLife, Inc.	453,659	35,811,841

		102,349,624

Interactive Media & Services — 5.0%
Alphabet, Inc. (Class A Stock)	249,771	78,178,323
Meta Platforms, Inc. (Class A Stock)	36,109	23,835,190

		102,013,513

IT Services — 0.8%
International Business Machines Corp.	57,634	17,071,767

Machinery — 3.1%
Caterpillar, Inc.	35,287	20,214,864
Parker-Hannifin Corp.	48,210	42,374,661

		62,589,525

Multi-Utilities — 5.2%
CenterPoint Energy, Inc.	961,085	36,847,999
NiSource, Inc.	1,254,746	52,398,193
Public Service Enterprise Group, Inc.	228,431	18,343,009

		107,589,201

Oil, Gas & Consumable Fuels — 7.7%
Cheniere Energy, Inc.	89,933	17,482,076
Chevron Corp.	213,549	32,547,003
Exxon Mobil Corp.	368,363	44,328,803
Shell PLC, ADR	391,587	28,773,813
Williams Cos., Inc. (The)	586,472	35,252,832

		158,384,527

Personal Care Products — 2.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	181,215	18,976,835
Unilever PLC (United Kingdom), ADR(a)	396,620	25,938,948

		44,915,783

Pharmaceuticals — 5.3%
AstraZeneca PLC (United Kingdom), ADR	292,175	26,859,648
Eli Lilly & Co.	38,704	41,594,415
Merck & Co., Inc.	136,448	14,362,516
Roche Holding AG, ADR(a)	504,589	26,021,655

		108,838,234

Residential REITs — 1.6%
Camden Property Trust	302,284	33,275,423

Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc.*	161,545	34,596,477

SEE NOTES TO FINANCIAL STATEMENTS.

A142

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Applied Materials, Inc.	51,207	$13,159,687
Broadcom, Inc.	86,170	29,823,437
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	113,499	34,491,211
Texas Instruments, Inc.	119,814	20,786,531

		132,857,343

Software — 2.3%
Microsoft Corp.	67,320	32,557,298
Oracle Corp.	71,901	14,014,224

		46,571,522

Specialized REITs — 1.3%
Gaming & Leisure Properties, Inc.	600,136	26,820,078

Specialty Retail — 1.2%
Lowe’s Cos., Inc.	101,704	24,526,937

Technology Hardware, Storage & Peripherals — 1.2%
Dell Technologies, Inc. (Class C Stock)(a)	198,137	24,941,486

Trading Companies & Distributors — 1.1%
United Rentals, Inc.	27,487	22,245,779

TOTAL LONG-TERM INVESTMENTS—99.1% (cost $1,216,986,229)		2,033,895,522

SHORT-TERM INVESTMENTS — 4.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	17,683,140	17,683,140
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $80,129,109; includes $79,846,960 of cash collateral for securities on loan)(b)(wb)	80,187,490	80,139,378

TOTAL SHORT-TERM INVESTMENTS (cost $97,812,249)		97,822,518

TOTAL INVESTMENTS—103.9% (cost $1,314,798,478)		2,131,718,040
Liabilities in excess of other assets — (3.9)%		(79,123,511)

NET ASSETS — 100.0%		$2,052,594,529

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $77,550,060; cash collateral of $79,846,960 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$121,257,645	$29,353,576	$—
Automobiles	49,857,129	—	—
Banks	249,917,648	—	—
Beverages	14,161,549	—	—
Biotechnology	26,100,871	—	—
Broadline Retail	30,396,455	—	—
Building Products	39,628,748	—	—
Capital Markets	74,655,057	—	—
Chemicals	41,579,674	—	—
Communications Equipment	45,503,007	—	—
Consumer Staples Distribution & Retail	74,872,088	—	—
Electric Utilities	14,428,904	—	—
Entertainment	34,450,466	—	—
Ground Transportation	27,467,862	—	—
Health Care Equipment & Supplies	18,192,528	—	—
Health Care Providers & Services	19,027,540	—	—
Hotels, Restaurants & Leisure	20,530,390	—	—
Household Durables	28,468,813	—	—
Industrial Conglomerates	34,944,707	—	—
Industrial REITs	24,110,123	—	—
Insurance	102,349,624	—	—
Interactive Media & Services	102,013,513	—	—
IT Services	17,071,767	—	—
Machinery	62,589,525	—	—
Multi-Utilities	107,589,201	—	—
Oil, Gas & Consumable Fuels	158,384,527	—	—
Personal Care Products	44,915,783	—	—
Pharmaceuticals	108,838,234	—	—
Residential REITs	33,275,423	—	—
Semiconductors & Semiconductor Equipment	132,857,343	—	—
Software	46,571,522	—	—
Specialized REITs	26,820,078	—	—
Specialty Retail	24,526,937	—	—
Technology Hardware, Storage & Peripherals	24,941,486	—	—
Trading Companies & Distributors	22,245,779	—	—
Short-Term Investments
Affiliated Mutual Funds	97,822,518	—	—

Total	$2,102,364,464	$29,353,576	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Banks	12.2%
Oil, Gas & Consumable Fuels	7.7
Aerospace & Defense	7.3
Semiconductors & Semiconductor Equipment	6.5
Pharmaceuticals	5.3
Multi-Utilities	5.2
Insurance	5.0
Interactive Media & Services	5.0
Affiliated Mutual Funds (3.9% represents investments purchased with collateral from securities on loan)	4.8
Consumer Staples Distribution & Retail	3.7

Capital Markets	3.6%
Machinery	3.1
Automobiles	2.4
Software	2.3
Communications Equipment	2.2
Personal Care Products	2.2
Chemicals	2.0
Building Products	1.9
Industrial Conglomerates	1.7
Entertainment	1.7
Residential REITs	1.6

SEE NOTES TO FINANCIAL STATEMENTS.

A144

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Broadline Retail	1.5%
Household Durables	1.4
Ground Transportation	1.3
Specialized REITs	1.3
Biotechnology	1.3
Technology Hardware, Storage & Peripherals	1.2
Specialty Retail	1.2
Industrial REITs	1.2
Trading Companies & Distributors	1.1
Hotels, Restaurants & Leisure	1.0

Health Care Providers & Services	0.9%
Health Care Equipment & Supplies	0.9
IT Services	0.8
Electric Utilities	0.7
Beverages	0.7

103.9
Liabilities in excess of other assets	(3.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$77,550,060	$(77,550,060)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A145

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $77,550,060:
Unaffiliated investments (cost $1,216,986,229)	$2,033,895,522
Affiliated investments (cost $97,812,249)	97,822,518
Dividends receivable	1,146,147
Tax reclaim receivable	730,140
Receivable for Portfolio shares sold	510,980
Prepaid expenses and other assets	180,453

Total Assets	2,134,285,760

LIABILITIES
Payable to broker for collateral for securities on loan	79,846,960
Management fee payable	697,274
Payable for Portfolio shares purchased	551,187
Accrued expenses and other liabilities	390,434
Payable to affiliate	197,182
Distribution fee payable	4,436
Trustees’ fees payable	1,590
Administration fee payable	1,573
Affiliated transfer agent fee payable	595

Total Liabilities	81,691,231

NET ASSETS	$2,052,594,529

Net assets were comprised of:
Partners’ Equity	$2,052,594,529

Class I:
Net asset value and redemption price per share, $2,031,789,806 / 28,430,553 outstanding shares of beneficial interest	$71.47

Class II:
Net asset value and redemption price per share, $12,330,420 / 180,462 outstanding shares of beneficial interest	$68.33

Class III:
Net asset value and redemption price per share, $8,474,303 / 119,973 outstanding shares of beneficial interest	$70.64

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $134,286 foreign withholding tax, of which $5,793 is reimbursable by an affiliate)	$37,464,728
Affiliated dividend income	1,418,660
Affiliated income from securities lending, net	161,407

Total income	39,044,795

EXPENSES
Management fee	7,575,141
Distribution fee—Class II	29,145
Distribution fee—Class III	17,155
Administration fee—Class II	17,487
Shareholders’ reports	158,972
Custodian and accounting fees	122,858
Professional fees	52,026
Trustees’ fees	40,910
Audit fee	32,092
Transfer agent’s fees and expenses (including affiliated expense of $7,630)	12,430
Miscellaneous	59,071

Total expenses	8,117,287

NET INVESTMENT INCOME (LOSS)	30,927,508

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,833))	148,655,644
Foreign currency transactions	(7,178)

148,648,466

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $8,819)	127,757,517

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	276,405,983

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$307,333,491

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$30,927,508	$30,726,427
Net realized gain (loss) on investment and foreign currency transactions	148,648,466	148,144,061
Net change in unrealized appreciation (depreciation) on investments	127,757,517	140,189,162

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	307,333,491	319,059,650

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	112,289,777	36,344,201
Portfolio shares purchased	(158,210,091)	(131,319,778)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(45,920,314)	(94,975,577)

TOTAL INCREASE (DECREASE)	261,413,177	224,084,073
NET ASSETS:
Beginning of year	1,791,181,352	1,567,097,279

End of year.	$2,052,594,529	$1,791,181,352

SEE NOTES TO FINANCIAL STATEMENTS.

A146

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$61.15	$50.55	$43.88	$47.64	$37.28

Income (Loss) From Investment Operations:
Net investment income (loss)	1.06	1.03	0.85	0.74	0.61
Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.26	9.57	5.82	(4.50)	9.75

Total from investment operations	10.32	10.60	6.67	(3.76)	10.36

Net Asset Value, end of year	$71.47	$61.15	$50.55	$43.88	$47.64

Total Return(b)	16.88%	20.97%	15.20%	(7.89)%	27.79%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,031.8	$1,774.0	$1,553.8	$1,431.5	$1,646.0
Average net assets (in millions)	$1,875.3	$1,693.3	$1,451.0	$1,479.3	$1,543.8
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.43%	0.42%	0.42%	0.42%	0.42%
Expenses before waivers and/or expense reimbursement	0.43%	0.42%	0.42%	0.42%	0.42%
Net investment income (loss)	1.64%	1.80%	1.85%	1.68%	1.40%
Portfolio turnover rate(d)	38%	23%	33%	23%	17%

Class II
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$58.70	$48.72	$42.46	$46.28	$36.36

Income (Loss) From Investment Operations:
Net investment income (loss)	0.77	0.77	0.64	0.55	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.86	9.21	5.62	(4.37)	9.50

Total from investment operations	9.63	9.98	6.26	(3.82)	9.92

Net Asset Value, end of year	$68.33	$58.70	$48.72	$42.46	$46.28

Total Return(b)	16.41%	20.48%	14.74%	(8.25)%	27.28%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$12.3	$11.7	$10.0	$9.2	$10.7
Average net assets (in millions)	$11.7	$11.1	$9.4	$9.5	$10.1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83%	0.82%	0.82%	0.82%	0.82%
Expenses before waivers and/or expense reimbursement	0.83%	0.82%	0.82%	0.82%	0.82%
Net investment income (loss)	1.24%	1.40%	1.45%	1.28%	1.00%
Portfolio turnover rate(d)	38%	23%	33%	23%	17%

SEE NOTES TO FINANCIAL STATEMENTS.

A147

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class III
	Year Ended December 31,				April 26, 2021(e) through December 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$60.59	$50.22	$43.70	$47.56	$42.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.88	0.87	0.72	0.62	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.17	9.50	5.80	(4.48)	4.50

Total from investment operations	10.05	10.37	6.52	(3.86)	4.79

Net Asset Value, end of period	$70.64	$60.59	$50.22	$43.70	$47.56

Total Return(b)	16.59%	20.65%	14.92%	(8.12)%	11.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.5	$5.4	$3.4	$2.6	$1.0
Average net assets (in millions)	$6.9	$4.1	$2.6	$1.7	$0.4
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%	0.67%	0.67%	0.67%	0.66	%(f)
Expenses before waivers and/or expense reimbursement	0.68%	0.67%	0.67%	0.67%	0.66	%(f)
Net investment income (loss)	1.37%	1.53%	1.58%	1.41%	0.92	%(f)
Portfolio turnover rate(d)	38%	23%	33%	23%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	Commencement of offering.
(f)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 12 PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 96.3%
AFFILIATED EXCHANGE-TRADED FUNDS
PGIM S&P 500 Buffer 12 ETF - January*	1,273	$41,621
PGIM S&P 500 Buffer 12 ETF - February*	1,303	41,513
PGIM S&P 500 Buffer 12 ETF - March* .	1,297	41,526
PGIM S&P 500 Buffer 12 ETF - April*	1,399	41,577
PGIM S&P 500 Buffer 12 ETF - May*	1,345	41,579
PGIM S&P 500 Buffer 12 ETF - June*	1,360	41,575
PGIM S&P 500 Buffer 12 ETF - July*	1,346	41,478
PGIM S&P 500 Buffer 12 ETF - August*	1,333	41,474
PGIM S&P 500 Buffer 12 ETF - September*	1,355	41,471
PGIM S&P 500 Buffer 12 ETF - October*	1,366	41,458
PGIM S&P 500 Buffer 12 ETF - November*	1,361	41,433
PGIM S&P 500 Buffer 12 ETF - December*	1,361	41,461

TOTAL LONG-TERM INVESTMENTS (cost $468,925)		498,166

	Shares	Value

SHORT-TERM INVESTMENT — 0.2%
AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.896%) (cost $1,090)	1,090	$1,090

TOTAL INVESTMENTS—96.5% (cost $470,015)(wa)		499,256
Other assets in excess of liabilities — 3.5%		18,330

NET ASSETS — 100.0%		$517,586

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$498,166	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,090	—	—

Total	$499,256	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Exchange-Traded Funds	96.3%
Affiliated Mutual Fund	0.2

96.5
Other assets in excess of liabilities	3.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A149

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 12 PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $470,015)	$499,256
Due from Manager	51,206
Prepaid expenses	1,052

Total Assets	551,514

LIABILITIES
Audit fee payable	15,000
Custodian and accounting fees payable	8,912
Shareholders’ reports payable	5,817
Accrued expenses and other liabilities	1,489
Fund data services payable	1,001
Professional fees payable	705
Affiliated transfer agent fee payable	595
Trustees’ fees payable	300
Distribution fee payable	107
Payable for Portfolio shares purchased	2

Total Liabilities	33,928

NET ASSETS	$517,586

Net assets were comprised of:
Partners’ Equity	$517,586

Class III:
Net asset value and redemption price per share, $517,586 / 47,409 outstanding shares of beneficial interest	$10.92

STATEMENT OF OPERATIONS

For the Period June 18, 2025(a) through December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$218

EXPENSES
Management fee	973
Distribution fee—Class III	487
Professional fees	65,034
Custodian and accounting fees	19,395
Audit fee	15,000
Shareholders’ reports	12,000
Transfer agent’s fees and expenses (including affiliated expense of $3,855)	6,655
Fund data services	4,637
Trustees’ fees	4,200
Miscellaneous	6,418

Total expenses	134,799
Less: Fee waivers and/or expense reimbursement	(133,144)

Net expenses	1,655

NET INVESTMENT INCOME (LOSS)	(1,437)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized gain (loss) on investment transactions	809
Net change in unrealized appreciation (depreciation) on investments	29,241

NET GAIN (LOSS) ON AFFILIATED INVESTMENTS	30,050

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,613

STATEMENT OF CHANGES IN NET ASSETS

June 18, 2025(a) through December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,437)
Net realized gain (loss) on investment transactions	809
Net change in unrealized appreciation (depreciation) on investments	29,241

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,613

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	494,365
Portfolio shares purchased	(5,392)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	488,973

TOTAL INCREASE (DECREASE)	517,586
NET ASSETS:
Beginning of period	—

End of period	$517,586

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 12 PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class III
	June 18, 2025(a) through December 31, 2025
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.96

Total from investment operations	0.92

Net Asset Value, end of period	$10.92

Total Return(c)	9.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.5
Average net assets (in millions)	$0.4
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)
Expenses before waivers and/or expense reimbursement	65.68	%(e)
Net investment income (loss)	(0.74	)%(e)
Portfolio turnover rate(f)	20%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A151

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 20 PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 96.7%
AFFILIATED EXCHANGE-TRADED FUNDS
PGIM S&P 500 Buffer 20 ETF - January*	1,570	$48,482
PGIM S&P 500 Buffer 20 ETF - February*	1,590	48,403
PGIM S&P 500 Buffer 20 ETF - March*	1,589	48,464
PGIM S&P 500 Buffer 20 ETF - April*	1,672	48,446
PGIM S&P 500 Buffer 20 ETF - May	1,613	48,414
PGIM S&P 500 Buffer 20 ETF - June*	1,618	48,402
PGIM S&P 500 Buffer 20 ETF - July*	1,614	48,368
PGIM S&P 500 Buffer 20 ETF - August*	1,613	48,324
PGIM S&P 500 Buffer 20 ETF - September*	1,642	48,375
PGIM S&P 500 Buffer 20 ETF - October*	1,657	48,340
PGIM S&P 500 Buffer 20 ETF - November*	1,644	48,309
PGIM S&P 500 Buffer 20 ETF - December*	1,638	48,272

TOTAL LONG-TERM INVESTMENTS (cost $558,524)		580,599

	Shares	Value

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.896%) (cost $6,206)	6,206	$6,206

TOTAL INVESTMENTS—97.7% (cost $564,730)(wa)		586,805
Other assets in excess of liabilities — 2.3%		13,601

NET ASSETS — 100.0%		$600,406

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$580,599	$—	$—
Short-Term Investment
Affiliated Mutual Fund	6,206	—	—

Total	$586,805	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Exchange-Traded Funds	96.7%
Affiliated Mutual Fund	1.0

97.7
Other assets in excess of liabilities	2.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A152

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 20 PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value:
Affiliated investments (cost $564,730)	$586,805
Due from Manager	51,913
Dividends receivable	37
Prepaid expenses	1,052

Total Assets	639,807

LIABILITIES
Audit fee payable	15,000
Custodian and accounting fees payable	9,035
Shareholders’ reports payable	5,817
Payable for investments purchased	4,615
Professional fees payable	1,731
Accrued expenses and other liabilities	1,490
Fund data services payable	1,001
Affiliated transfer agent fee payable	595
Distribution fee payable	115
Payable for Portfolio shares purchased	2

Total Liabilities	39,401

NET ASSETS	$600,406

Net assets were comprised of:
Partners’ Equity	$600,406

Class III:
Net asset value and redemption price per share, $600,406 / 56,225 outstanding shares of beneficial interest	$10.68

STATEMENT OF OPERATIONS

For the Period June 18, 2025(a) through December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$259

EXPENSES
Management fee	939
Distribution fee—Class III	470
Professional fees	66,060
Custodian and accounting fees	19,394
Audit fee	15,000
Shareholders’ reports	12,000
Transfer agent’s fees and expenses (including affiliated expense of $3,855)	6,655
Fund data services	4,637
Trustees’ fees	3,900
Miscellaneous	6,419

Total expenses	135,474
Less: Fee waivers and/or expense reimbursement	(133,876)

Net expenses	1,598

NET INVESTMENT INCOME (LOSS)	(1,339)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized gain (loss) on investment transactions	490
Net change in unrealized appreciation (depreciation) on investments	22,075

NET GAIN (LOSS) ON AFFILIATED INVESTMENTS	22,565

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,226

STATEMENT OF CHANGES IN NET ASSETS

June 18, 2025(a) through December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,339)
Net realized gain (loss) on investment transactions	490
Net change in unrealized appreciation (depreciation) on investments	22,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,226

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	629,491
Portfolio shares purchased	(50,311)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	579,180

TOTAL INCREASE (DECREASE)	600,406
NET ASSETS:
Beginning of period	—

End of period	$600,406

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 20 PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class III
	June 18, 2025(a) through December 31, 2025
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.72

Total from investment operations	0.68

Net Asset Value, end of period	$10.68

Total Return(c)	6.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.6
Average net assets (in millions)	$0.4
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)
Expenses before waivers and/or expense reimbursement	68.40	%(e)
Net investment income (loss)	(0.71	)%(e)
Portfolio turnover rate(f)	32%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A154

PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.2%

ASSET-BACKED SECURITIES — 20.3%
Automobiles — 1.4%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D, 144A
6.315%	05/17/32	237	$241,269
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	167	166,328
Series 2023-04A, Class A, 144A
5.490%	06/20/29	6,700	6,869,118
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,600	1,649,726
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	310	310,394
Exeter Automobile Receivables Trust,
Series 2021-02A, Class D
1.400%	04/15/27	5	4,891
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.068%(c)	05/20/32	220	222,007
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.950%	11/14/28	759	758,079
Series 2023-01A, Class C, 144A
6.140%	02/14/31	1,300	1,335,146
Series 2025-01A, Class A, 144A
5.360%	04/16/35	3,900	4,039,175
Series 2025-01A, Class B, 144A
5.560%	10/15/35	5,800	6,016,115
Series 2025-01A, Class C, 144A
5.760%	10/15/35	3,200	3,289,761
Santander Bank Auto Credit-Linked Notes,
Series 2024-B, Class C, 144A
5.141%	01/18/33	3,776	3,801,572
Santander Drive Auto Receivables Trust,
Series 2024-02, Class D
6.280%	08/15/31	500	515,976
Series 2025-01, Class D
5.430%	03/17/31	4,000	4,062,372

			33,281,929

Collateralized Loan Obligations — 14.5%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.414%(c)	04/20/37	15,000	15,053,100
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.335%(c)	07/15/37	8,500	8,528,101
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.187%(c)	01/22/38	1,000	1,003,275

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.779%(c)	04/15/32	EUR	4,475	$5,255,584
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.199%(c)	04/15/39	EUR	5,550	6,542,806
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.425%(c)	07/15/37		7,500	7,524,658
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.174%(c)	10/20/35		1,000	1,000,310
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.224%(c)	01/20/38		1,000	1,003,883
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.504%(c)	04/20/37		16,750	16,811,205
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
2.999%(c)	10/15/35	EUR	6,500	7,627,319
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	6,865,068
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.814%(c)	11/15/31	EUR	1,229	1,443,548
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.484%(c)	04/20/37		1,500	1,505,367
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.504%(c)	04/20/37		16,000	16,049,277
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.234%(c)	10/20/37		17,500	17,560,650
Series 2022-07A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.382%(c)	01/17/37		19,000	19,061,638
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.150%(c)	04/26/31		85	85,014
Hayfin Emerald CLO DAC (Ireland),
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.215%(c)	01/22/39	EUR	13,300	15,641,883

SEE NOTES TO FINANCIAL STATEMENTS.

A155

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Henley CLO DAC (Ireland),
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.265%(c)	04/25/39	EUR	11,500	$13,488,031
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)
5.004%(c)	04/20/34		2,000	2,000,129
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.254%(c)	10/19/38	EUR	11,500	13,503,367
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
3.795%(c)	01/26/38	EUR	10,000	11,759,863
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.270%(c)	10/22/37		1,500	1,505,595
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.435%(c)	04/15/37		14,000	14,049,336
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
5.115%(c)	03/15/38		1,000	1,000,136
Monument CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.369%(c)	04/15/38	EUR	17,000	20,024,430
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.286%(c)	07/15/31		214	214,050
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.244%(c)	10/19/38		9,500	9,534,203
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
5.684%(c)	01/20/38		10,250	10,267,019
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.425%(c)	04/15/37		5,700	5,719,562
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.504%(c)	04/20/37		12,000	12,036,146
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.204%(c)	01/18/38		9,500	9,536,594

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
4.918%(c)	05/21/34		15,750	$15,745,798
Palmer Square European CLO DAC (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.259%(c)	10/15/39	EUR	12,000	14,101,737
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.346%(c)	10/15/34		7,000	7,002,675
Pikes Peak CLO (Cayman Islands),
Series 2022-10A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.557%(c)	01/22/38		10,000	10,034,740
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.305%(c)	01/15/38		1,000	1,003,813
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.176%(c)	04/20/31		888	888,158
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
5.231%(c)	05/07/31		128	128,162
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
5.674%(c)	01/20/37		6,500	6,511,075
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.190%(c)	01/26/31		249	249,329
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.754%(c)	01/20/36		4,500	4,507,922
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
5.078%(c)	02/25/38		1,500	1,497,763
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.016%(c)	07/15/34	EUR	8,000	9,388,400
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.074%(c)	01/20/37		12,000	12,005,880
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.246%(c)	07/18/31		79	78,633

SEE NOTES TO FINANCIAL STATEMENTS.

A156

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.090%(c)	04/25/31	183	$182,935

			356,528,167

Consumer Loans — 1.0%
Affirm Master Trust,
Series 2025-02A, Class C, 144A
5.260%	07/15/33	7,400	7,450,528
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59	282	288,930
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31	231	227,079
Onemain Financial Issuance Trust,
Series 2025-01A, Class C, 144A
5.200%	07/14/38	2,700	2,735,020
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	1,151	1,133,357
Series 2023-01A, Class A, 144A
5.500%	06/14/38	5,500	5,678,659
Series 2023-02A, Class C, 144A
6.740%	09/15/36	700	722,932
Series 2023-02A, Class D, 144A
7.520%	09/15/36	800	828,813
Series 2024-01A, Class A, 144A
5.790%	05/14/41	2,700	2,836,615
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32	129	129,128
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45	1,905	1,926,774

			23,957,835

Credit Cards — 0.2%
Genesis Sales Finance Master Trust,
Series 2024-B, Class A, 144A
5.870%	12/20/32	4,400	4,449,080

Home Equity Loans — 2.0%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%(cc)	04/25/54	964	976,829
Series 2025-CES01, Class A1A, 144A
5.703%(cc)	02/25/55	265	267,254
Series 2025-CES02, Class A1, 144A
4.960%(cc)	07/26/55	2,559	2,556,026
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	3,450	3,475,261
Series 2025-CES01, Class A1A, 144A
5.726%(cc)	01/25/60	2,265	2,290,017

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)
6.771%(c)	10/25/31	105	$118,646
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.618%(c)	03/20/54	288	289,148
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.518%(c)	05/20/54	94	94,038
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.118%(c)	10/20/54	226	225,947
Series 2025-CES01, Class A1, 144A
5.666%(cc)	05/25/55	1,920	1,936,843
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	534	538,412
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	1,226	1,243,771
Series 2024-CES05, Class A1A, 144A
5.846%(cc)	08/25/44	662	668,791
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44	2,048	2,069,299
Series 2025-CES01, Class A1A, 144A
5.653%(cc)	01/25/45	2,339	2,361,725
Series 2025-CES02, Class A1A, 144A
5.503%(cc)	02/25/55	2,739	2,763,256
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55	5,154	5,203,634
Series 2025-CES08, Class A1A, 144A
5.148%(cc)	08/25/55	3,873	3,893,123
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	589	596,312
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	228	229,697
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	218	219,833
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	739	747,716
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	2,663	2,667,070
Series 2024-CES05, Class A2, 144A
5.202%(cc)	09/25/64	1,750	1,751,594
Series 2024-CES06, Class A1, 144A
5.725%(cc)	11/25/64	1,603	1,618,160
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	2,518	2,543,844
Series 2025-CES02, Class A1, 144A
5.348%(cc)	07/25/65	2,688	2,704,665
Series 2025-CES03, Class A1A, 144A
5.278%(cc)	08/25/65	3,765	3,780,752
Series 2025-CRM01, Class A1, 144A
5.799%(cc)	01/25/65	2,424	2,444,000

			50,275,663

SEE NOTES TO FINANCIAL STATEMENTS.

A157

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Other — 1.0%
Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.324%(c)	10/16/28		2,700		$2,699,993
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46		1,496		1,514,872
Series 2025-02A, Class A, 144A
5.320%	06/20/49		4,676		4,725,461
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A
6.480%	03/20/57		487		481,162
Series 2024-01GS, Class A, 144A
6.250%	06/20/57		1,563		1,520,740
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A
4.250%	09/17/41		2,700		2,634,319
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
6.482%(c)	12/25/27		3,500		3,522,137
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59		976		981,581
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A
5.490%	10/30/59		540		532,451
Series 2024-03A, Class A2, 144A
5.880%	10/30/59		2,469		2,399,093
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
4.850%(c)	03/17/42		4,271		4,274,265

					25,286,074

Residential Mortgage-Backed Securities — 0.1%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.574%(c)	10/25/34		368		354,419
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.047%(c)	11/25/60	EUR	74		86,927
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.127%(c)	03/15/26^	EUR	941		828,960

					1,270,307

Student Loans — 0.1%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
5.324%(c)	06/25/47		1,110		1,120,682

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.474%(c)	06/25/47	749	$746,233
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43	2,980	396,065
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43	416	407,167
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43	453	432,968
Series 2019-A, Class R, 144A
0.000%	10/25/48	745	316,806
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	14	13,441

			3,433,362

TOTAL ASSET-BACKED SECURITIES (cost $488,543,876)			498,482,417

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.0%
ARES Trust,
Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.250%(c)	04/15/42	2,240	2,241,399
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	9,151	9,079,642
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,218	4,169,124
Series 2017-BNK06, Class A4
3.254%	07/15/60	830	820,485
Series 2017-BNK08, Class A3
3.229%	11/15/50	2,016	1,987,370
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,456,093
Series 2020-BN29, Class A3
1.742%	11/15/53	982	875,665
BANK5,
Series 2024-05YR9, Class A3
5.614%	08/15/57	8,400	8,742,354
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,147,773
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	496,945
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	414,500
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,560	1,487,595
Series 2019-C03, Class A3
3.319%	05/15/52	3,250	3,169,244
Series 2019-C04, Class A4
2.661%	08/15/52	2,603	2,491,019
Series 2024-05C27, Class A3
6.014%	07/15/57	3,950	4,150,141

SEE NOTES TO FINANCIAL STATEMENTS.

A158

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-C24, Class XB, IO
1.332%(cc)	02/15/57	27,150	$2,342,928
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,091	3,060,834
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,603,425
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	898,903
Series 2020-IG01, Class A3
2.687%	09/15/43	5,000	4,374,962
Series 2023-B40, Class A2
6.930%	12/15/56	2,674	2,822,468
Series 2023-V02, Class A3
5.812%(cc)	05/15/55	7,000	7,229,469
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	6,000	6,273,706
Series 2023-V04, Class A3
6.841%(cc)	11/15/56	5,900	6,246,663
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	6,400	6,758,293
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.300%(c)	06/15/42	800	799,999
BMO Mortgage Trust,
Series 2024-05C05, Class XB, IO
0.393%(cc)	02/15/57	188,084	2,417,350
BPR Trust,
Series 2023-BRK02, Class A, 144A
6.899%(cc)	10/05/38	2,300	2,400,376
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)
6.061%(c)	11/15/38	2,614	2,610,387
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)
5.441%(c)	08/15/41	3,183	3,188,999
Series 2024-MDHS, Class A, 144A, 1 Month SOFR + 1.641% (Cap N/A, Floor 1.641%)
5.391%(c)	05/15/41	2,473	2,476,978
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
6.400%(c)	08/15/42	3,833	3,842,686
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)
5.193%(c)	04/15/40	3,074	3,075,436
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.450%(c)	01/15/39	4,500	4,494,440
Series 2025-ARIA, Class A, 144A
5.031%(cc)	12/13/42	4,750	4,793,059
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
4.900%(c)	02/15/35	4,600	4,588,508

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)
4.894%(c)	03/15/30	6,744	$6,735,274
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,496	3,443,301
Series 2019-CD08, Class A3
2.657%	08/15/57	1,909	1,814,229
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	4,040	3,795,445
Citigroup Commercial Mortgage Trust,
Series 2016-P05, Class A3
2.684%	10/10/49	1,788	1,776,153
Series 2020-GC46, Class A2
2.708%	02/15/53	1,126	1,082,507
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	2,423	2,405,257
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,783,074
Series 2024-277P, Class A, 144A
6.338%	08/10/44	1,100	1,158,788
Series 2024-277P, Class X, IO, 144A
0.661%(cc)	08/10/44	3,600	85,851
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	3,670	3,610,260
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.335%(cc)	03/25/26	10,976	11,976
Series KG03, Class X1, IO
1.363%(cc)	06/25/30	28,504	1,395,246
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, 144A, 1 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.200%(c)	12/15/39	2,200	2,204,812
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A
5.198%(cc)	08/10/41	4,800	4,875,391
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2
3.164%	05/10/50	3,141	3,098,477
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,731,163
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	206	204,848
Series 2017-C05, Class A4
3.414%	03/15/50	1,116	1,104,300
Series 2017-C07, Class A4
3.147%	10/15/50	3,469	3,412,115
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	661	658,620
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	900	164,250

SEE NOTES TO FINANCIAL STATEMENTS.

A159

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	5,000	$4,750,000
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,721,549
Series 2017-HR02, Class A3
3.330%	12/15/50	5,445	5,359,882
Series 2019-L03, Class A3
2.874%	11/15/52	1,038	994,492
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	4,000	4,169,434
Series 2023-02, Class A2
6.890%	12/15/56	4,400	4,638,023
New York City Housing Development Corp.,
Series 2024-08SPR, Class A
5.458%	12/15/43	8,530	8,861,283
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.379%(cc)	03/11/41	5,600	5,730,599
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	4,100	4,212,249
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41	1,230	1,278,933
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41	2,760	2,891,930
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	139,018
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,486	1,470,665
Series 2017-C07, Class A3
3.418%	12/15/50	3,749	3,708,970
Series 2018-C10, Class A3
4.048%	05/15/51	1,880	1,873,353
Series 2019-C17, Class A3
2.669%	10/15/52	2,610	2,484,458
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A3
2.834%	06/15/49	4,315	4,306,125
Series 2016-C35, Class A3
2.674%	07/15/48	2,738	2,724,964
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,353,132
Series 2019-C54, Class A3
2.892%	12/15/52	1,152	1,097,698
Series 2025-05C3, Class A3
6.096%	01/15/58	8,000	8,470,919

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $246,682,439)			245,818,231

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 31.6%
Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	$2,458,528
3.400%	04/15/30	385	371,917
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	8,400	8,384,417
2.750%	02/01/26	2,140	2,136,901
2.950%	02/01/30	30	28,430
3.250%	02/01/28	1,700	1,671,296
3.375%	06/15/46	1,375	972,331
3.500%	03/01/39	20	16,322
3.900%	05/01/49	2,365	1,760,951
3.950%	08/01/59	1,450	1,026,207
5.805%	05/01/50	980	965,304
5.930%	05/01/60	1,600	1,569,461
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	75	75,173
6.750%	06/15/33	865	911,978
7.500%	02/01/29	60	62,467
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	19,778
3.500%	04/01/27	30	29,936
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	37,993
4.400%	06/15/28	37	37,286
4.400%	06/15/28	15	15,110
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	6,337
4.500%	05/15/36	30	29,413
RTX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,975

			22,592,511

Agriculture — 0.9%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	34,670
3.875%	09/16/46	10	7,521
4.400%	02/14/26	43	42,979
5.950%	02/14/49	30	30,015
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	1,510,501
2.726%	03/25/31	10	9,192
3.462%	09/06/29	10	9,732
3.557%	08/15/27	422	418,672
4.390%	08/15/37	3,000	2,758,625
4.540%	08/15/47	14	11,596
5.834%	02/20/31	1,260	1,336,075
6.343%	08/02/30	960	1,037,549
7.750%	10/19/32	1,500	1,751,841

SEE NOTES TO FINANCIAL STATEMENTS.

A160

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes
5.931%	02/02/29	311	$325,980
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	39,892
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.875%	07/01/34	2,721	2,839,926
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	6,085	6,288,871
5.500%	09/07/30	2,125	2,233,423
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	533	556,175

			21,243,235

Airlines — 0.4%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	49,687
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,106	1,094,954
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	30	28,823
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	9,776
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	4,455	4,473,388
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,396,803
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	35	34,263
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	44	40,146
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29	44	45,227
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27(a)	6	5,728
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	825	824,532
4.625%	04/15/29	195	193,924

			10,197,251

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	675	$623,852

Auto Manufacturers — 1.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
4.500%	08/11/30	5,295	5,315,359
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	10	8,820
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	1,740	1,720,947
2.900%	02/16/28	275	264,703
5.113%	05/03/29	1,745	1,748,374
5.125%	11/05/26(a)	735	738,779
5.800%	03/08/29	2,230	2,278,764
5.850%	05/17/27	1,000	1,015,127
6.950%	03/06/26	400	400,724
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35(a)	840	824,393
5.150%	04/01/38	65	62,520
General Motors Financial Co., Inc.,
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	5,011
Sr. Unsec’d. Notes
2.350%	01/08/31	20	17,975
2.400%	04/10/28	1,065	1,025,314
2.400%	10/15/28	1,180	1,125,089
2.700%	08/20/27	38	37,148
3.100%	01/12/32	20	18,233
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	10/15/27	15	14,546
5.400%	06/23/32(a)	1,535	1,587,262
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	15	14,311
5.300%	01/08/30	7,210	7,427,303
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	149,338
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	52,640
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	23,991
1.900%	04/06/28	50	47,939
2.150%	02/13/30	10	9,274
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.650%	03/25/32	3,260	3,380,442
6.200%	11/16/28	4,000	4,188,127

			33,502,453

SEE NOTES TO FINANCIAL STATEMENTS.

A161

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment — 0.3%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.150%	05/01/52	20	$15,407
5.150%	09/13/34	1,320	1,331,937
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	150	156,579
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	350	349,723
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	290	300,407
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	160	166,166
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	265	271,452
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,725	3,741,233

			6,332,904

Banks — 7.8%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	1,000	1,033,704
Sub. Notes
2.749%	12/03/30	1,000	911,483
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)	2,280	2,310,858
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	44,420
2.299%(ff)	07/21/32	20	17,884
2.572%(ff)	10/20/32	10	9,015
2.687%(ff)	04/22/32	2,565	2,352,579
3.419%(ff)	12/20/28	10	9,883
5.288%(ff)	04/25/34	7,795	8,038,426
5.819%(ff)	09/15/29	7,630	7,955,341
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	734,960
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	44,913
1.922%(ff)	10/24/31	20	17,882
2.496%(ff)	02/13/31	92	85,689
2.676%(ff)	06/19/41	1,825	1,345,106
3.824%(ff)	01/20/28	3,410	3,401,531
3.974%(ff)	02/07/30	685	681,225
4.078%(ff)	04/23/40	625	557,859
4.271%(ff)	07/23/29	945	948,992
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	4,610,135
Sub. Notes, Series L, MTN
4.183%	11/25/27	50	50,082

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)	15	$14,942
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	1,245	1,225,018
4.837%(ff)	09/10/28	1,200	1,213,578
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	710	709,315
1.904%(ff)	09/30/28	2,200	2,116,266
2.871%(ff)	04/19/32	1,815	1,655,013
Sub. Notes, 144A
5.906%(ff)	11/19/35	2,365	2,450,703
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27	2,595	2,551,477
6.293%(ff)	01/14/36	1,960	2,094,630
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	300	296,608
Sub. Notes, 144A, MTN
4.875%	04/01/26	380	380,393
Capital One NA,
Sr. Unsec’d. Notes
4.250%	03/13/26	1,150	1,150,248
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	1,000	998,668
5.750%	05/05/26	600	603,118
5.875%	04/30/29	800	841,540
Citigroup, Inc.,
Jr. Sub. Notes
6.625%(ff)	02/15/31(oo)	860	871,827
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30(oo)	3,430	3,507,052
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,880	1,874,386
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)	25	24,722
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	875	794,205
2.572%(ff)	06/03/31	70	64,863
2.666%(ff)	01/29/31	1,225	1,147,018
2.976%(ff)	11/05/30	20	19,046
3.057%(ff)	01/25/33	10	9,157
3.668%(ff)	07/24/28	30	29,815
3.785%(ff)	03/17/33	1,160	1,105,335
3.887%(ff)	01/10/28	1,725	1,721,699
3.980%(ff)	03/20/30	35	34,684
4.542%(ff)	09/19/30	8,000	8,060,505
5.174%(ff)	02/13/30	2,475	2,540,255
Sub. Notes
4.450%	09/29/27	2,735	2,752,491
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	5,175	5,277,152

SEE NOTES TO FINANCIAL STATEMENTS.

A162

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	$110,867
Sub. Notes
3.742%(ff)	01/07/33		2,415	2,238,576
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		4,000	4,211,368
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		950	936,046
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		50	49,141
1.992%(ff)	01/27/32		20	17,761
2.383%(ff)	07/21/32		1,480	1,325,782
2.600%	02/07/30		35	32,897
2.615%(ff)	04/22/32		4,715	4,299,629
2.650%(ff)	10/21/32		10	9,024
2.908%(ff)	07/21/42		25	18,337
3.436%(ff)	02/24/43		35	27,378
3.691%(ff)	06/05/28		50	49,745
3.814%(ff)	04/23/29		1,080	1,073,557
6.484%(ff)	10/24/29		3,230	3,427,061
Sr. Unsec’d. Notes, GMTN, 3 Month SOFR + 2.012%
5.871%(c)	10/28/27		21	21,241
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44		20	18,517
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		545	571,575
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
6.114%(ff)	09/11/34(a)		870	940,001
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.406%(c)	04/01/26(oo)		1,350	1,352,206
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(a)(oo)		1,860	1,849,287
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27		785	778,753
1.953%(ff)	02/04/32		130	115,922
2.069%(ff)	06/01/29		50	47,726
2.545%(ff)	11/08/32		1,135	1,023,919
2.580%(ff)	04/22/32		1,775	1,622,596
2.947%(ff)	02/24/28		1,715	1,694,458
3.300%	04/01/26		1,110	1,107,972
3.782%(ff)	02/01/28		1,235	1,232,082
3.897%(ff)	01/23/49		10	7,974
3.960%(ff)	01/29/27		930	929,770
3.964%(ff)	11/15/48		985	793,569
4.005%(ff)	04/23/29		1,200	1,198,852
4.452%(ff)	12/05/29		17	17,175
5.502%(ff)	01/24/36		4,790	5,010,782
5.581%(ff)	04/22/30		2,050	2,138,439
Sub. Notes
2.956%(ff)	05/13/31		155	146,324
4.125%	12/15/26		40	40,062

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	360	$363,892
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	860	887,521
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	14,790
2.239%(ff)	07/21/32	5,518	4,900,143
2.699%(ff)	01/22/31	2,640	2,477,365
4.431%(ff)	01/23/30	1,340	1,347,500
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	891,695
1.928%(ff)	04/28/32	193	169,341
2.511%(ff)	10/20/32	1,590	1,426,031
2.943%(ff)	01/21/33	1,470	1,341,672
3.125%	07/27/26	2,725	2,712,035
5.250%(ff)	04/21/34	8,555	8,802,018
5.831%(ff)	04/19/35	965	1,025,588
Sub. Notes
2.484%(ff)	09/16/36	20	17,580
Sub. Notes, GMTN
4.350%	09/08/26	756	756,894
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	2,390	2,478,334
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,210	2,175,360
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	1,500	1,354,524
3.337%(ff)	01/21/33	1,330	1,212,616
5.519%(ff)	01/19/28	2,390	2,419,390
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29	4,215	4,314,381
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	49,596
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	995	1,073,093
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	29,280
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	25,067
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	1,570,322
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	1,225	1,135,689
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	2,089,062
5.389%(ff)	04/24/34	12,985	13,496,271
6.303%(ff)	10/23/29	3,690	3,899,788

SEE NOTES TO FINANCIAL STATEMENTS.

A163

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	$58,621
2.572%(ff)	02/11/31	3,525	3,292,336
Sub. Notes, MTN
4.100%	06/03/26	20	19,991

			191,611,853

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	30,725
4.900%	02/01/46	4,294	3,968,888
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	29,261
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,772
1.650%	06/01/30	10	9,054
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	65,900

			4,112,600

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53	15	13,199
5.150%	11/15/41	16	15,491
5.600%	03/02/43	3,180	3,197,658
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	6,332
2.950%	03/01/27	7	6,932
4.750%	03/01/46	10	9,073

			3,248,685

Building Materials — 0.3%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	1,250	975,054
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	13,089
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	2,795	2,880,296
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	675	588,806
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	17,805
Owens Corning,
Sr. Unsec’d. Notes
5.500%	06/15/27	1,470	1,500,331

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	960	$998,971
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	180	187,952
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,045	1,050,731
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	14,532

			8,227,567

Chemicals — 0.6%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,400	1,470,521
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	214	88,333
4.500%	01/31/30	271	104,254
8.500%	01/12/31	3,385	1,309,572
Celanese US Holdings LLC,
Gtd. Notes
6.850%	11/15/28	437	457,130
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	530	474,199
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A
4.725%	11/15/28	1,126	1,139,161
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29(a)	2,590	2,307,112
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	60	43,579
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43	870	791,680
5.250%	01/15/45	305	285,043
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	1,230	1,149,644
6.750%	05/02/34	1,385	1,493,653
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	460	457,125
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30	20	18,435
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33	420	423,989

SEE NOTES TO FINANCIAL STATEMENTS.

A164

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		2,410	$2,426,388

				14,439,818

Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.875%	06/15/30		1,175	1,223,262
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,277,757
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		620	560,711
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	212,579
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		1,330	1,366,119
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	785	918,205
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		770	892,515
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		145	144,317
3.200%	08/15/29		30	28,610
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31		730	740,473
6.000%	03/15/34		135	136,785
7.000%	06/15/30		585	615,292
7.250%	06/15/33(a)		260	275,568
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29		60	60,330
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		310	316,095
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		50	46,911
3.875%	02/15/31		392	375,158
4.875%	01/15/28		1,200	1,200,946
5.250%	01/15/30(a)		475	481,435
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53(a)		1,690	1,564,678

				12,437,746

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	$39,860
1.400%	08/05/28	29	27,399
1.650%	02/08/31	55	49,074
2.375%	02/08/41	40	28,826
2.950%	09/11/49	25	16,740
3.350%	02/09/27	70	69,802
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28	230	229,299
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	966	1,049,258

			1,510,258

Diversified Financial Services — 0.6%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	9,862
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	1,103,880
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,979
Sub. Notes
2.359%(ff)	07/29/32	45	39,403
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	18,676
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	34,751
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	450	474,746
LPL Holdings, Inc.,
Gtd. Notes
6.750%	11/17/28	3,170	3,383,931
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A
5.297%	03/28/34	2,155	2,221,432
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	13,456
3.850%	03/26/50	20	15,679
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	464,139
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	965	1,013,357
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	559,891
6.625%	05/15/29	665	688,728

SEE NOTES TO FINANCIAL STATEMENTS.

A165

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	1,850	$1,807,762
7.875%	12/15/29	610	649,691
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28(a)	400	419,624
Rocket Cos., Inc.,
Gtd. Notes, 144A
6.500%	08/01/29	125	129,090
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	2,510	2,473,792
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	8,718

			15,535,587

Electric — 2.0%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	76,767
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	34,949
2.450%	01/15/31	15	13,598
Sr. Unsec’d. Notes, 144A
3.950%	07/15/30	5	4,877
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	305	245,179
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	34,073
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	45,363
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	8,997
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	21,929
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	22,668
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	4,518
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.250%	10/15/50	20	16,019
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	599,526
5.000%	02/01/31	1,575	1,598,171
5.125%	03/15/28	2,000	2,000,359

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	32	$30,323
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	19,916
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,309,895
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	8,613
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	11,816
4.300%	12/01/56	235	185,519
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,818,667
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	9,646
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	9,242
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	40,088
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,638
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	45,080
2.500%	12/01/29	75	70,820
3.850%	11/15/42	25	20,563
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,249
5.400%	04/01/53	3,500	3,330,053
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	27,494
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	44,326
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,417,807
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	105,907
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	895	925,766
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	1,762	1,822,569

SEE NOTES TO FINANCIAL STATEMENTS.

A166

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	209	$224,284
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	1,959	2,102,262
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	39,282
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,990
4.050%	04/15/30	25	24,772
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	4	3,525
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	270,193
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,189
3.150%	10/01/49	36	24,662
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	90,422
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,258,250
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	49,016
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	671,962
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,581,232
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,392
3.650%	04/15/29	20	19,769
3.650%	08/01/48	20	14,993
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	1,011,716
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	20	19,845
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	14,290
2.250%	06/01/30	20	18,398
2.440%	01/15/32	11	9,797
3.000%	01/15/52	58	36,807
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	9,084
3.600%	09/15/47	10	7,519

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		100	$93,423
3.875%	02/15/32		625	584,025
5.250%	06/15/29		200	200,539
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		325	354,001
Sr. Sec’d. Notes, 144A
2.450%	12/02/27		1,245	1,202,713
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		25	23,339
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31		5	4,389
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		5	3,083
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		10	9,695
3.750%	08/15/42		50	37,824
4.000%	12/01/46		15	11,247
4.450%	04/15/42		5	4,134
4.750%	02/15/44		75	63,447
4.950%	07/01/50		2,645	2,239,623
Sr. Sec’d. Notes
3.250%	06/01/31		1,650	1,536,184
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	249,197
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	15,661
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	324	340,072
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55(a)		225	234,352
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	14,614
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	101,076
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34(h)		4,500	4,631,565
First Mortgage, Series 34
3.200%	03/01/50		5	3,402
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		45	24,345
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		35	31,034

SEE NOTES TO FINANCIAL STATEMENTS.

A167

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	$44,566
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	16,092
5.350%	05/15/35	40	41,243
First Mortgage, Series WWW
2.950%	08/15/51	5	3,181
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30	10	8,927
Sempra,
Sr. Unsec’d. Notes
4.000%	02/01/48	5	3,823
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	19,910
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	35	31,768
2.850%	08/01/29	40	37,915
3.650%	02/01/50	25	17,469
First Mortgage, Series 20A
2.950%	02/01/51	5	3,058
First Mortgage, Series A
4.200%	03/01/29	20	19,859
First Mortgage, Series G
2.500%	06/01/31	10	8,971
First Mortgage, Series H
3.650%	06/01/51	5	3,423
First Ref. Mortgage
5.500%	03/15/40	10	9,775
First Ref. Mortgage, Series C
4.125%	03/01/48	50	37,988
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	22,197
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	28,461
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28	10	9,528
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50(a)	1,500	1,146,420
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44	15	12,976
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	2,050	2,078,046
8.000%(ff)	10/15/26(oo)	2,325	2,375,279
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	2,050	2,259,274

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		600	$599,750
5.625%	02/15/27		550	550,321
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		2,000	1,986,577
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30		720	713,471

				49,608,893

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		395	408,357
6.625%	03/15/32		225	235,646
7.250%	06/15/28		450	456,939

				1,100,942

Electronics — 0.0%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
2.650%	08/09/31		25	22,469

Engineering & Construction — 0.3%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33		90	92,214
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,800	3,065,070
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	340,148
MasTec, Inc.,
Sr. Unsec’d. Notes
5.900%	06/15/29		380	396,799
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		201	196,353
4.250%	10/31/26		605	602,356
5.500%	10/31/46		415	364,233
5.500%	07/31/47		3,780	3,329,944

				8,387,117

Entertainment — 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		2,475	2,375,730
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		400	414,235
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		350	342,734
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		800	798,889

SEE NOTES TO FINANCIAL STATEMENTS.

A168

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32		915	$970,516
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33		340	347,316
7.125%	02/15/31		360	390,175

				5,639,595

Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		300	314,133
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.950%	05/15/28		20	20,031
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	34,388

				368,552

Foods — 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31		125	126,470
5.750%	03/31/34		175	175,657
6.500%	02/15/28		375	382,743
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		1,550	1,515,578
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		900	886,886
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	1,572	1,794,301
8.125%	05/14/30	GBP	1,368	1,712,611
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	775	882,639
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	9,019
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33		1,998	2,083,477
Mars, Inc.,
Gtd. Notes, 144A
4.125%	04/01/54		415	325,667
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		3,045	3,127,019
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31		30	26,110
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		125	121,703
6.375%	03/01/33		565	570,509

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.625%	09/13/31		1,858	$1,647,021
5.200%	04/01/29		3,726	3,773,837

				19,161,247

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26		40	39,556

Gas — 0.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31		55	48,219
2.625%	09/15/29		15	14,259
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30		10	8,921
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		120	105,310
3.600%	05/01/30		36	34,996
4.800%	02/15/44		120	108,021
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34		20	18,923
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50		45	34,605
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	900,198

				1,273,452

Healthcare-Products — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	40,736
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,300	1,271,085
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	594,611
3.650%	03/07/28		30	29,825

				1,936,257

Healthcare-Services — 1.3%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	14,301
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,900	2,094,630
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	6,206

SEE NOTES TO FINANCIAL STATEMENTS.

A169

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	20	$15,937
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50	10	6,333
Cigna Group (The),
Gtd. Notes
3.875%	10/15/47	20	15,405
Sr. Unsec’d. Notes
2.375%	03/15/31	990	896,425
2.400%	03/15/30	122	113,281
3.200%	03/15/40	1,745	1,379,769
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	19,747
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	5	4,655
3.910%	10/01/50	5	3,740
4.187%	10/01/49	30	23,551
5.205%	12/01/31	4,015	4,158,642
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	1,000	973,107
6.875%	09/01/32(a)	620	644,220
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	25	20,136
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	385	345,070
HCA, Inc.,
Gtd. Notes
7.500%	11/06/33	500	577,227
Gtd. Notes, MTN
7.750%	07/15/36	500	573,831
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27	2,060	2,101,114
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	6,533
Laboratory Corp. of America Holdings,
Gtd. Notes
2.950%	12/01/29	25	23,819
4.350%	04/01/30	6,155	6,160,501
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,375	1,347,601
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	20,229
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	8,660

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	$47,002
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	47,296
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	5,519
3.361%	08/15/50	4	2,808
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	400	394,394
4.375%	01/15/30	1,900	1,865,899
4.625%	06/15/28	435	435,672
5.125%	11/01/27	100	99,995
Sr. Sec’d. Notes, 144A
5.500%	11/15/32	575	583,192
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	22,540
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	12,778
3.050%	05/15/41	895	678,379
3.250%	05/15/51	5	3,380
3.500%	08/15/39	25	20,832
3.950%	10/15/42	220	182,149
4.450%	12/15/48	10	8,407
4.500%	04/15/33	840	833,851
5.200%	04/15/63	5,805	5,203,049
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30	25	22,787

			32,024,599

Holding Companies-Diversified — 0.2%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	4,315	4,556,417

Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	175	180,041
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	45	45,283

			225,324

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	195	194,982

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	240	234,510
6.625%	05/15/32	115	111,183

SEE NOTES TO FINANCIAL STATEMENTS.

A170

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	355	$371,859
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	950	891,513

			1,609,065

Insurance — 0.5%
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35	1,955	1,977,077
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	13,939
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	6,210	6,583,086
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,030	763,000
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	405	455,755
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	350	319,931
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	4,568
2.375%	12/15/31	15	13,443
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	134,878
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	14,471
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,506,206
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	6,866
4.270%	05/15/47	910	751,150
6.850%	12/16/39	196	225,676
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	11,506

			12,781,552

Internet — 0.5%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	17,629
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	98,997
1.200%	06/03/27	20	19,332

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
2.100%	05/12/31	30	$27,097
2.500%	06/03/50	25	14,980
3.150%	08/22/27	45	44,676
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	24,538
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	9,915	10,496,678
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	326	335,884
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	18,079

			11,097,890

Iron/Steel — 0.1%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	1,135	1,203,372
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	515	533,082
7.375%	05/01/33	250	259,906
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33	265	271,024
6.000%	12/15/35	265	271,697
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
7.000%	04/01/31	350	363,429
9.250%	10/01/28	475	498,788
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31	20	19,004
3.250%	10/15/50	5	3,422
3.450%	04/15/30	5	4,833

			3,428,557

Leisure Time — 0.3%
Carnival Corp.,
Gtd. Notes, 144A
5.125%	05/01/29	610	616,636
5.750%	03/15/30	550	564,614
5.750%	08/01/32	1,120	1,149,400
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	850	835,125
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27	1,525	1,529,612
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	50	50,681
6.750%	02/01/32	465	476,146

SEE NOTES TO FINANCIAL STATEMENTS.

A171

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	475	$487,013
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28	575	585,163
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.875%	10/15/33	285	288,839
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	625	624,019

			7,207,248

Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	30	29,845
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	2,577	2,638,023
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	1,600	1,595,648
5.500%	04/15/27	700	706,531
6.500%	04/15/32(a)	510	525,264
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28(a)	400	407,792

			5,903,103

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	9,461

Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	650	678,216
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	9,638
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,400	1,489,452
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	30	30,377

			2,207,683

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29	925	914,646
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	450	403,932

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	$4,711
4.750%	03/01/30	8	7,653
5.125%	05/01/27	400	399,545
5.500%	05/01/26	1,375	1,376,713
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	40	37,429
2.300%	02/01/32	94	80,894
2.800%	04/01/31	72	64,792
3.500%	06/01/41	45	31,990
3.500%	03/01/42	50	34,600
3.700%	04/01/51	620	390,488
5.050%	03/30/29	85	86,014
5.375%	05/01/47	20	16,462
6.484%	10/23/45	1,140	1,072,359
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	29,552
2.650%	02/01/30	10	9,430
2.887%	11/01/51	40	23,416
2.937%	11/01/56	26	14,621
3.250%	11/01/39	35	27,348
3.900%	03/01/38	25	21,763
3.999%	11/01/49	85	62,673
Gtd. Notes, 144A
5.168%	01/15/37	128	126,235
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	33,463
5.450%	09/01/34	1,290	1,268,715
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	65	64,238
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,000	605,429
4.125%	12/01/30	200	122,981
5.375%	02/01/28	400	290,571
5.500%	04/15/27	850	727,738
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,000	357,062
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(x)	325	288,802
7.375%	07/01/28(x)	200	193,001
7.750%	07/01/26(x)	3,250	3,209,584
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27(x)	2,525	2,627,537
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	10	8,516
Sirius XM Radio LLC,
Gtd. Notes, 144A
3.125%	09/01/26	15	14,860
4.000%	07/15/28	15	14,657

SEE NOTES TO FINANCIAL STATEMENTS.

A172

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26(a)		750	$752,950
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		2,035	1,785,088
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	29,654
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	1,087,290
4.250%	01/15/30	GBP	1,300	1,605,717
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	84,236

				20,409,355

Mining — 0.3%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		505	556,712
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		464	472,833
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26		120	120,490
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33		310	321,172
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	02/15/34		865	909,072
Sec’d. Notes, 144A
9.375%	03/01/29		1,250	1,316,250
Fortescue Treasury Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		14	13,501
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32		450	457,981
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		180	181,142
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		325	344,266
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34		1,200	1,257,150
Novelis Corp.,
Gtd. Notes, 144A
6.375%	08/15/33		925	938,368
6.875%	01/30/30		325	337,301

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	$45,201

			7,271,439

Miscellaneous Manufacturing — 0.0%
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	50,160
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	57,993

			108,153

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	240	247,274
6.000%	04/26/27	1,000	1,026,334
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,522,366

			2,795,974

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	19,737
3.276%	12/01/28	25	24,296
4.250%	04/01/28	3,390	3,381,069

			3,425,102

Oil & Gas — 1.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	3,775	3,461,861
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	4,000	4,117,646
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30	1,250	1,266,949
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	179	227,481
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	195	201,716
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,992
2.772%	11/10/50	145	89,469
2.939%	06/04/51(a)	1,905	1,215,297
3.060%	06/17/41	7	5,334
3.379%	02/08/61	5	3,270
4.234%	11/06/28	50	50,350
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	9,404

SEE NOTES TO FINANCIAL STATEMENTS.

A173

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
5.000%	12/15/29	1,845	$1,892,766
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	236,221
5.250%	06/15/37	12	11,661
5.400%	06/15/47	1,325	1,215,836
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	19,931
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	9,588
3.850%	01/15/28	10	10,025
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	75	77,349
8.625%	11/01/30	275	287,974
8.750%	07/01/31(a)	25	25,951
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	10	9,819
Coterra Energy Operating Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29(a)	10	9,552
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	1,600	1,552,960
9.250%	02/15/28	155	159,860
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.250%	10/15/27	15	15,014
5.600%	07/15/41	870	842,589
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27(a)	20	20,901
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	20	19,857
5.750%	04/18/54	960	907,964
6.250%	03/15/33	3,327	3,587,848
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	497	503,585
8.625%	01/19/29	2,520	2,703,078
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	10	9,987
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	525	518,610
5.375%	02/01/29	700	701,012
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.114%	03/01/46	25	20,942
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	45	45,194

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
5.600%	02/15/41		15	$15,513
7.300%	08/15/31		5	5,747
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33		1,108	1,129,948
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	200,416
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	50,369
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
9.590%(c)	09/30/29^		243	239,595
9.590%(c)	09/30/29^		292	287,513
9.590%(c)	09/30/29^		243	239,594
9.590%(c)	09/30/29^		73	71,877
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		675	683,518
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	880	1,176,558
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31		20	19,358
6.500%	01/23/29		600	610,500
6.625%	06/15/38		116	105,676
6.700%	02/16/32		2,100	2,093,973
6.840%	01/23/30		1,270	1,290,193
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	678	786,577
Gtd. Notes, MTN
8.750%	06/02/29		2,092	2,242,854
Phillips 66,
Gtd. Notes
1.300%	02/15/26		4	3,986
2.150%	12/15/30		53	47,580
Phillips 66 Co.,
Gtd. Notes
4.680%	02/15/45		1,900	1,613,772
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		25	24,973
1.900%	08/15/30		795	720,289
2.150%	01/15/31		5	4,538
Shell Finance US, Inc.,
Gtd. Notes
3.250%	04/06/50		10	6,904
4.000%	05/10/46		20	16,186
Sunoco LP,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32		385	395,682
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
7.000%	09/15/28		1,250	1,289,446

SEE NOTES TO FINANCIAL STATEMENTS.

A174

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	4	$2,659
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29	295	296,195
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	845	818,624
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/28	2,000	2,111,679

			44,676,135

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	450	516,553
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	6	5,680

			522,233

Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	55	50,978
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	2,375	2,443,925
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	90	89,869
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	10	10,003
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	1,445	1,469,330
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	500	514,739
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	30	29,722
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	100	101,661
Silgan Holdings, Inc.,
Sr. Sec’d. Notes, 144A
1.400%	04/01/26	6,233	6,180,356

			10,890,583

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	297,833
3.200%	11/21/29	49	47,528
4.050%	11/21/39	2,175	1,941,917

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.250%	11/14/28	50	$50,546
4.550%	03/15/35	2,040	2,010,895
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	7,269
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	44,623
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28	430	376,160
5.000%	02/15/29	250	190,402
5.250%	01/30/30	325	227,994
5.250%	02/15/31	225	144,281
6.250%	02/15/29	875	700,000
7.000%	01/15/28	225	203,625
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	225	200,812
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	17,787
3.794%	05/20/50	27	20,193
4.685%	12/15/44	9	7,968
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	7,119
CVS Health Corp.,
Jr. Sub. Notes
7.000%(ff)	03/10/55	1,420	1,489,393
Sr. Unsec’d. Notes
1.750%	08/21/30	210	186,611
2.125%	09/15/31	40	35,146
3.000%	08/15/26	12	11,915
3.750%	04/01/30	110	107,358
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	7,075
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	22,377
2.350%	06/24/40	10	7,221
2.750%	12/10/51	15	9,301
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	724,010
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	600	497,219
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	20	19,864
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	87	86,459
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	401,192

SEE NOTES TO FINANCIAL STATEMENTS.

A175

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	19	$18,940
5.250%	06/15/46	185	152,180
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,837
4.000%	06/22/50	1,292	860,801
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	29,988

			11,167,839

Pipelines — 2.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	900	900,454
5.750%	07/01/34	390	392,974
6.625%	02/01/32	590	611,861
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,706,993
4.450%	07/15/27	60	60,213
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	4,660	4,988,376
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	16,563
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	25,687
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	9,961
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	916,800
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,365	1,371,868
Sr. Unsec’d. Notes
3.750%	05/15/30	60	58,408
4.200%	04/15/27	120	120,106
4.950%	06/15/28	20	20,332
5.000%	05/15/50	293	245,538
5.150%	03/15/45	55	48,746
5.300%	04/15/47	120	106,751
5.400%	10/01/47	60	53,927
5.500%	06/01/27	50	50,819
6.100%	02/15/42	5	4,997
6.125%	12/15/45	90	88,530
6.250%	04/15/49	3,633	3,599,610
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	20,401
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	30	29,096
3.700%	01/31/51	145	106,578
4.250%	02/15/48	45	36,961

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.850%	03/15/44	25	$22,850
4.900%	05/15/46	2,115	1,915,656
Gtd. Notes, Series D
6.875%	03/01/33	10	11,335
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	26,594
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	5	4,414
5.400%	09/01/44	13	12,301
7.300%	08/15/33	10	11,505
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	29,456
3.250%	08/01/50	782	518,060
3.600%	02/15/51	1,178	823,047
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	85	84,664
2.650%	08/15/30	12,565	11,639,427
4.125%	03/01/27	30	30,015
5.200%	03/01/47	115	102,807
5.500%	02/15/49	40	36,777
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	256,208
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	3,346
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,382,253
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	75	71,345
4.200%	03/15/45	1,000	773,688
4.350%	03/15/29	100	100,333
6.250%	10/15/55	2,830	2,838,708
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	19,440
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	425	448,486
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	11,576
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35	860	881,304
6.500%	03/30/34	4,934	5,389,687
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	15,237

SEE NOTES TO FINANCIAL STATEMENTS.

A176

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	$10,359
7.000%	10/15/28	10	10,740
Gtd. Notes, 144A
2.900%	03/01/30	10	9,436
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28(a)	3,540	3,500,199
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	76,636
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	108,020
4.125%	08/15/31	80	72,789
6.250%	01/15/30	1,450	1,466,526
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(a)(oo)	2,920	2,307,313
Sr. Sec’d. Notes, 144A
9.500%	02/01/29	200	207,547
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.125%	12/15/30	478	486,668
6.500%	01/15/34	315	322,469
6.500%	06/15/34	169	172,767
6.750%	01/15/36	315	322,411
7.500%	05/01/33	338	365,334
7.750%	05/01/35	551	603,292
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	5,925	5,804,770
5.250%	02/01/50	5	4,288
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	27,405
3.750%	06/15/27	25	24,899
4.900%	01/15/45	1,200	1,076,715
5.600%	03/15/35	8,175	8,493,571
8.750%	03/15/32	10	12,134

			68,539,357

Real Estate — 0.0%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30	315	329,479

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	4,093
2.000%	05/18/32	5	4,229
3.800%	04/15/26	25	24,968
American Tower Corp.,
Sr. Unsec’d. Notes
1.600%	04/15/26	50	49,631
2.700%	04/15/31	90	82,582

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.600%	01/15/28	17	$16,839
4.400%	02/15/26	25	25,003
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	34,921
4.050%	07/01/30	1,145	1,129,144
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.500%	07/15/31	35	31,283
3.300%	07/01/30	30	28,445
4.000%	03/01/27	10	9,983
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	21,821
Global Net Lease, Inc.,
Gtd. Notes, 144A
4.500%	09/30/28	10	9,799
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	19,486
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30	50	48,458
4.000%	01/15/31	10	9,565
5.750%	06/01/28	50	51,307
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27	15	14,569
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	20	17,751
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	925	672,650
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	75	80,142
Prologis LP,
Sr. Unsec’d. Notes
1.750%	02/01/31	25	22,108
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	12,454
2.100%	03/15/28	15	14,406
2.200%	06/15/28	5	4,799
2.700%	02/15/32	2,190	1,977,506
2.850%	12/15/32	530	475,559
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	800	829,976
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	1,275	1,218,529
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28	50	47,935
3.250%	11/30/26	20	19,894

SEE NOTES TO FINANCIAL STATEMENTS.

A177

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Starwood Property Trust, Inc.,
Gtd. Notes, 144A
5.250%	10/15/28		305	$307,455
Sr. Unsec’d. Notes, 144A
6.500%	10/15/30		1,175	1,225,077
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		2,650	2,410,514
4.200%	04/15/32		4,361	4,232,936
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
5.750%	02/01/27		2,480	2,507,852
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		15	14,146
2.800%	06/01/31		35	32,438
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		1,930	1,628,276

				19,368,529

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30		1,500	1,426,635
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50		20	14,900
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31		25	22,091
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	175	212,087
7.375%	08/31/32	GBP	225	313,306
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30		775	821,074
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		2,025	2,122,586
9.000%	06/01/31		1,311	1,479,328
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		25	24,289
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	12/06/28		10	10,040
4.875%	02/15/44		10	9,343
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		950	918,407
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	09/15/28		20	18,851
1.700%	10/15/30		10	8,884
3.650%	04/05/29		30	29,612

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	$29,956
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	2,155	1,887,224
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.700%	04/15/27	2	2,006
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	350	365,670
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	1,225	1,225,000
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	48,749
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	2	1,897

			10,991,935

Semiconductors — 0.6%
Broadcom, Inc.,
Gtd. Notes
2.450%	02/15/31	39	35,657
Sr. Unsec’d. Notes
3.419%	04/15/33	1,442	1,335,011
4.900%	07/15/32(h)	4,660	4,756,134
5.050%	07/12/29	2,503	2,577,173
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,006	2,591,032
3.187%	11/15/36	110	93,334
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	1,705	1,760,563
6.150%	01/25/32	1,200	1,271,268
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	10	5,614
3.900%	03/25/30	20	19,600
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	22,751
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	28,517
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.500%	05/11/31	65	58,786
2.650%	02/15/32	35	31,395
3.400%	05/01/30	40	38,548
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	9,899

			14,635,282

SEE NOTES TO FINANCIAL STATEMENTS.

A178

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
2.043%	08/16/28	1,300	$1,231,371
4.200%	05/01/30	20	19,810
5.353%	01/15/30	3,076	3,178,082

			4,429,263

Software — 0.1%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31	855	781,221
9.250%	06/01/30	615	572,020
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	20,443
3.500%	07/01/29	40	38,795
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,923
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	79,493
2.650%	07/15/26	50	49,560
2.950%	04/01/30	100	92,270
3.950%	03/25/51	5	3,291
4.000%	11/15/47	25	17,162
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	9,473
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.000%	03/28/26	1,860	1,863,085

			3,536,736

Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	198,965
2.250%	02/01/32	4,525	3,972,659
2.300%	06/01/27	75	73,316
2.550%	12/01/33	347	296,249
2.750%	06/01/31	110	101,045
3.500%	06/01/41	5,500	4,321,002
3.550%	09/15/55	972	647,700
3.800%	12/01/57	13	8,948
4.250%	03/01/27	10	10,023
4.500%	05/15/35	900	864,481
4.500%	03/09/48	10	8,252
6.950%	01/15/28	10	10,551
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30(x)	132	13
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^(x)	89	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	2,710	2,813,332

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29(x)		3,250	$3,589,640
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,025	1,027,780
5.875%	10/15/27		525	525,733
Level 3 Financing, Inc.,
Gtd. Notes, 144A
8.500%	01/15/36		1,115	1,143,636
Sec’d. Notes, 144A
4.875%	06/15/29		100	98,157
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		860	880,124
7.000%	03/31/34		1,710	1,761,686
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A
5.750%	04/30/29	EUR	2,000	2,439,339
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30		109	98,965
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%
11.750%	03/01/28^(d)	GBP	482	1
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		45	44,883
2.550%	02/15/31		10	9,135
2.625%	02/15/29		10	9,554
3.300%	02/15/51		5	3,342
3.750%	04/15/27		125	124,599
3.875%	04/15/30		137	134,656
4.375%	04/15/40		435	390,265
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30		75	66,113
2.355%	03/15/32		5,215	4,596,528
2.550%	03/21/31		54	49,317
2.650%	11/20/40		298	213,004
2.850%	09/03/41		10	7,204
2.875%	11/20/50		105	65,074
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37		633	640,128
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	470	599,484
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		260	272,890

				32,117,773

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.300%	09/15/51		5	3,454

SEE NOTES TO FINANCIAL STATEMENTS.

A179

PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50		25	$18,032
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27		10	9,917
3.800%	03/01/28		16	15,980
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)		480	455,837
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		76	78,911
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		14	13,937
3.800%	08/01/28		54	53,731
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		2,315	2,156,285
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51		9	6,803
3.950%	08/15/59		35	25,975
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		850	886,498

				3,725,360

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26		30	29,641
5.550%	05/01/28		2,475	2,545,868
6.050%	08/01/28		1,545	1,608,809

				4,184,318

TOTAL CORPORATE BONDS (cost $783,255,983)				777,525,126

FLOATING RATE AND OTHER LOANS — 1.0%
Auto Parts & Equipment — 0.1%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.466%(c)	01/28/32		499	500,620
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.750%
8.739%(c)	11/17/28		1,251	1,224,926
Term B Loan, 3 Month SOFR + 5.000%
8.880%(c)	11/17/28		885	868,725

				2,594,271

Commercial Services — 0.0%
OCS Group Investments Ltd. (United Kingdom),
Facility B-1 Loan, SONIA + 5.750%
9.695%(c)	11/27/31	GBP	625	841,416

Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Holding Companies-Diversified — 0.1%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
8.338%(c)	12/19/30		1,311	$1,299,201

Insurance — 0.0%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%
8.066%(c)	08/21/28		448	448,259
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%
4.300%(c)	11/03/32	EUR	650	768,043

				1,216,302

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%(c)	01/02/28		170	59,001

Metal Fabricate/Hardware — 0.1%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%
10.172%(c)	04/23/30^		397	400,474
Initial Term Loan, 3 Month SOFR + 6.500%
10.172%(c)	04/23/30^		2,643	2,666,050

				3,066,524

Retail — 0.5%
CDR Firefly Bidco PLC (United Kingdom),
Facility B-10 Loan, SONIA + 4.750%
8.716%(c)	04/29/29	GBP	1,100	1,492,012
EG America LLC (United Kingdom),
New facility B3 (EUR), 6 Month EURIBOR + 3.875%
5.937%(c)	02/07/28	EUR	3,456	4,078,553
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.769%(c)	07/01/31	EUR	3,425	4,040,999
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.750%
8.474%(c)	08/31/32	GBP	1,050	1,425,963
Wsh Services Holding, Ltd. (United Kingdom),
Facility B-5 Loan, SONIA + 4.533%
8.403%(c)	05/16/31	GBP	175	236,702

				11,274,229

Telecommunications — 0.2%
Zegona Holdco Ltd. (United Kingdom),
Facility B Loan, 6 Month EURIBOR + 3.000%
4.954%(c)	07/17/29	EUR	4,250	5,018,324

TOTAL FLOATING RATE AND OTHER LOANS (cost $24,285,426)				25,369,268

MUNICIPAL BONDS — 0.5%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		30	29,570

SEE NOTES TO FINANCIAL STATEMENTS.

A180

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California — 0.2%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	$1,280,706
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	1,810,222
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	877,947

			3,968,875

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	776,507

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,532,325

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	14,548

New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,371,796
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,474,658

			3,846,454

New York — 0.0%
Empire State Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	17,116
Port Authority of New York & New Jersey,
Revenue Bonds, Series 159
6.040%	12/01/29	25	26,687

			43,803

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	695,472

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	820,970

Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	13,863

Interest Rate	Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Texas (cont’d.)
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49		450	$359,768

				373,631

TOTAL MUNICIPAL BONDS (cost $10,899,463)				12,102,155

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.1%
Angel Oak Mortgage Trust,
Series 2025-07, Class A1, 144A
5.509%(cc)	06/25/70		4,803	4,850,423
Aran Funding DAC (Ireland),
Series 2025-01A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.026%(c)	12/24/65	EUR	1,767	2,075,892
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63		3,885	3,794,870
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)
8.800%(c)	07/01/26		816	820,216
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64		446	397,636
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64		1,165	1,158,701
Series 2025-I01, Class A1, 144A
5.655%(cc)	10/25/69		2,350	2,376,839
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.530%(cc)	09/25/47		200	185,484
Series 2025-RP01, Class A1, 144A
4.018%(cc)	01/25/64		6,641	6,265,673
Series 2025-RP01, Class A2, 144A
4.018%(cc)	01/25/64		311	234,297
Series 2025-RP01, Class B1, 144A
4.182%(cc)	01/25/64		124	77,461
Series 2025-RP01, Class B2, 144A
4.182%(cc)	01/25/64		79	44,865
Series 2025-RP01, Class B3, 144A
4.182%(cc)	01/25/64		99	48,064
Series 2025-RP01, Class B4, 144A
4.182%(cc)	01/25/64		95	37,637
Series 2025-RP01, Class M1, 144A
0.182%(cc)	01/25/64		265	186,721
Series 2025-RP01, Class M2, 144A
4.182%(cc)	01/25/64		166	110,596
Series 2025-RP01, Class SA, 144A
0.000%(cc)	01/25/64		14	12,825
Series 2025-RP01, Class X, IO, 144A
0.000%(cc)	01/25/64		7,780	778
COLT Mortgage Loan Trust,
Series 2025-INV02, Class A1, 144A
5.601%(cc)	02/25/70		2,517	2,543,058

SEE NOTES TO FINANCIAL STATEMENTS.

A181

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.124%(c)	03/25/42	260	$272,613
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
6.974%(c)	06/25/43	1,400	1,451,860
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.574%(c)	07/25/44	250	250,860
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	994	956,866
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A
5.356%(cc)	03/25/70	2,583	2,596,931
Series 2025-H05, Class A1, 144A
5.509%(cc)	07/25/70	3,387	3,415,614
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.324%(c)	04/25/34	282	282,776
EFMT,
Series 2025-INV03, Class A1, 144A
5.444%(cc)	07/25/70	2,520	2,542,347
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,271	1,219,862
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,503,390
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
7.874%(c)	11/25/50	900	988,669
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.524%(c)	01/25/34	91	91,664
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
5.674%(c)	11/25/41	100	100,745
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.224%(c)	09/25/41	100	101,429
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.974%(c)	09/25/41	1,020	1,028,146
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.224%(c)	12/25/41	900	907,687
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
6.374%(c)	01/25/42	40	40,572
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
6.774%(c)	04/25/42	100	102,490

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)
5.224%(c)	01/25/45		3,900	$3,900,010
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44		579	533,903
Series 4768, Class GA
3.500%	09/15/45		272	268,570
Series 4939, Class KT
3.000%	07/15/48		333	300,384
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	07/25/55		6,641	6,728,631
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
5.804%(c)	06/25/55		4,160	4,214,765
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45		115	112,636
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A
5.648%(cc)	06/25/65		2,488	2,513,115
Series 2025-NQM03, Class A1, 144A
5.137%(cc)	11/25/65		2,634	2,640,667
JPMorgan Mortgage Trust,
Series 2025-DSC02, Class A1, 144A
5.195%(cc)	10/25/65		5,627	5,662,672
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.003%(c)	01/24/63	EUR	1,149	1,351,007
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		6,300	6,308,300
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%(cc)	07/25/39		1,000	1,004,880
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		3,200	3,220,672
Series 2025-RTL03, Class A1, 144A
5.239%(cc)	08/25/40		3,400	3,409,845
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.059%(c)	05/26/66	EUR	1,697	1,991,287
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.559%(c)	05/26/66	EUR	4,200	4,897,138
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.596%(c)	01/25/48		209	205,068
NLT Trust,
Series 2025-INV01, Class A1, 144A
5.506%(cc)	02/25/70		4,647	4,696,374
Series 2025-INV01, Class A2, 144A
5.708%(cc)	02/25/70		521	526,506

SEE NOTES TO FINANCIAL STATEMENTS.

A182

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-INV01, Class A3, 144A
5.860%(cc)	02/25/70	894	$903,606
Series 2025-INV01, Class AIOS, 144A
0.399%(cc)	02/25/70	7,105	51,775
Series 2025-INV01, Class B1, 144A
6.595%(cc)	02/25/70	281	280,154
Series 2025-INV01, Class B2, 144A
6.595%(cc)	02/25/70	221	215,719
Series 2025-INV01, Class B3, 144A
6.595%(cc)	02/25/70	139	127,827
Series 2025-INV01, Class M1, 144A
6.314%(cc)	02/25/70	401	406,951
Series 2025-INV01, Class XS, 144A
0.901%(cc)	02/25/70^	7,105	120,777
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
6.774%(c)	04/25/34	432	436,178
OBX Trust,
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65	1,980	1,996,571
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
7.374%(c)	05/25/33	3,406	3,443,095
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.215%(c)	03/29/27	2,484	2,507,721
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	1,569	1,511,108
Series 2025-NPL01, Class A1, 144A
6.063%(cc)	02/25/55	3,350	3,356,100
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%(cc)	05/25/54	598	583,890
Series 2025-RPL01, Class A1, 144A
4.000%(cc)	03/25/55	2,499	2,457,137
Series 2025-RPL01, Class A2, 144A
4.000%(cc)	03/25/55	496	476,595
Series 2025-RPL01, Class A3, 144A
4.000%(cc)	03/25/55	293	278,231
Series 2025-RPL01, Class M1A, 144A
4.000%(cc)	03/25/55	286	268,425
Series 2025-RPL01, Class M1B, 144A
4.000%(cc)	03/25/55	101	93,961
PRPM Trust,
Series 2025-NQM02, Class A1, 144A
5.688%(cc)	04/25/70	4,208	4,240,133
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
7.574%(c)	11/25/31	248	250,332
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.565%(c)	07/25/33	207	208,178

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.298%(cc)	02/25/34		86	$83,058
Series 2004-18, Class 3A1
4.759%(cc)	12/25/34		623	581,498
Verus Securitization Trust,
Series 2025-07, Class A1, 144A
5.129%(cc)	08/25/70		3,476	3,489,863

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $124,676,317)				125,931,870

SOVEREIGN BONDS — 1.5%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%	07/09/30	EUR	963	936,950
0.750%(cc)	07/09/30		2,376	2,024,454
1.000%	07/09/29		4,969	4,429,578
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	518,344
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		482	481,539
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	4,100	4,774,955
5.000%	09/19/32	EUR	889	1,002,963
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		2,648	2,678,452
6.000%	07/19/28		770	789,924
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,705	1,943,765
5.250%	03/22/30	EUR	2,175	2,565,006
5.875%	10/17/31	EUR	3,343	3,958,159
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	9,255
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30		2,480	2,554,598
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	4,701	5,114,854
1.650%	03/03/33	EUR	582	570,688
6.250%	05/26/28		952	985,836
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	351	344,178
6.250%	05/26/28		440	455,638

TOTAL SOVEREIGN BONDS (cost $34,064,004)				36,139,136

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.1%
Federal Agricultural Mortgage Corp., MTN
1.440%	09/25/35		45	34,368

SEE NOTES TO FINANCIAL STATEMENTS.

A183

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank
2.050%	03/19/35	153	$123,993
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	358	276,440
2.000%	11/01/50	6,813	5,560,539
2.000%	01/01/51	819	668,068
2.000%	04/01/51	904	736,657
2.000%	05/01/51(k)	6,207	5,061,096
2.000%	10/01/51	1,980	1,607,653
2.000%	11/01/51	494	401,142
2.500%	11/01/46	205	178,708
2.500%	08/01/50	1,330	1,135,065
2.500%	08/01/50	2,952	2,521,149
2.500%	09/01/50	3,624	3,095,470
2.500%	12/01/50	996	862,569
2.500%	01/01/51	1,344	1,146,730
2.500%	03/01/51	2,500	2,135,659
2.500%	04/01/51	2,115	1,803,127
2.500%	05/01/51	5,155	4,372,741
2.500%	07/01/51	2,977	2,533,077
2.500%	07/01/51	8,031	6,846,336
2.500%	08/01/51	10,302	8,894,710
2.500%	11/01/51	1,010	872,571
2.500%	01/01/52	507	431,444
2.500%	01/01/52	1,873	1,618,955
2.500%	01/01/52	2,607	2,250,463
2.500%	04/01/52	445	384,283
3.000%	06/01/45	39	36,645
3.000%	01/01/48	165	149,436
3.000%	10/01/49	58	51,797
3.000%	07/01/51	2,192	1,947,963
3.000%	11/01/51	792	704,486
3.000%	01/01/52	1,115	989,033
3.000%	01/01/52	4,048	3,642,416
3.000%	02/01/52	5,827	5,165,728
3.000%	03/01/52	974	876,539
3.000%	06/01/52	473	424,569
3.000%	06/01/52	863	776,821
3.500%	09/01/45	118	111,735
3.500%	02/01/47	458	432,703
3.500%	01/01/52	1,876	1,741,134
3.500%	02/01/52	725	673,009
3.500%	03/01/52	2,403	2,235,958
3.500%	04/01/52	6,422	5,951,581
4.000%	05/01/52	1,058	1,009,991
4.500%	06/01/52	6,769	6,636,004
5.000%	06/01/33	83	84,066
5.000%	05/01/34	34	34,708
5.000%	08/01/52	1,504	1,505,863
5.000%	10/01/52	5,153	5,160,674
5.000%	11/01/52	870	872,134
5.000%	12/01/52	633	633,559
5.000%	01/01/53	2,195	2,198,018
5.000%	10/01/54	1,469	1,464,898
5.000%	11/01/54	2,442	2,435,984
5.500%	10/01/33	191	196,071
5.500%	06/01/34	2	1,586
5.500%	10/01/52	948	964,726

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	11/01/52	3,062	$3,120,556
5.500%	10/01/54	1,963	1,991,525
5.500%	12/01/54	8,687	8,809,927
5.500%	01/01/55	13,131	13,317,634
5.500%	04/01/55	5,060	5,131,571
6.000%	11/01/33	21	21,524
6.000%	05/01/34	26	27,071
6.000%	06/01/34	53	54,574
6.000%	09/01/34	29	29,718
6.000%	01/01/37	15	15,539
6.000%	09/01/38	16	17,043
6.000%	08/01/39	19	19,801
6.000%	01/01/53	679	699,135
6.000%	01/01/53	1,293	1,332,591
6.000%	03/01/53	754	777,107
6.000%	04/01/53	748	771,618
6.250%	07/15/32(k)	170	192,237
6.500%	07/01/32	3	3,044
6.500%	08/01/32	9	9,248
6.500%	08/01/32	11	11,041
6.500%	08/01/32	16	16,641
6.500%	09/01/32	8	8,587
6.500%	09/01/32	16	16,695
6.500%	09/01/32	42	43,859
6.750%	03/15/31	545	620,516
Federal Home Loan Mortgage Corp., MTN
4.350%(s)	11/15/38	95	52,383
Federal National Mortgage Assoc.
1.500%	11/01/50	1,104	851,893
1.500%	12/01/50	707	545,914
1.500%	02/01/51(k)	15,214	11,742,398
1.500%	03/01/51	338	261,902
1.500%	05/01/51	498	384,820
2.000%	09/01/50	1,973	1,612,647
2.000%	10/01/50	1,104	901,264
2.000%	12/01/50	2,261	1,846,102
2.000%	03/01/51	5,991	4,882,504
2.000%	04/01/51	5,852	4,767,449
2.000%	05/01/51	4,903	3,991,301
2.000%	06/01/51	12,798	10,413,939
2.000%	07/01/51	2,819	2,293,316
2.000%	10/01/51	7,771	6,310,920
2.500%	TBA	9,000	7,607,109
2.500%	02/01/43	72	64,731
2.500%	12/01/46	267	232,522
2.500%	01/01/50	541	463,368
2.500%	03/01/50	172	148,137
2.500%	06/01/50	2,080	1,779,163
2.500%	09/01/50	1,182	1,022,877
2.500%	10/01/50	8,994	7,683,000
2.500%	01/01/51	2,248	1,916,751
2.500%	02/01/51	1,827	1,559,458
2.500%	03/01/51	7,188	6,138,814
2.500%	04/01/51	816	704,982
2.500%	04/01/51	3,888	3,317,099
2.500%	05/01/51	2,151	1,834,863
2.500%	07/01/51	2,944	2,509,587
2.500%	09/01/51	3,198	2,725,293

SEE NOTES TO FINANCIAL STATEMENTS.

A184

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	10/01/51	6,973	$5,940,663
2.500%	11/01/51	11,220	9,571,336
2.500%	12/01/51	488	415,562
2.500%	02/01/52	1,218	1,052,147
2.500%	03/01/52	543	468,350
2.500%	05/01/52	745	640,540
3.000%	03/01/43	268	247,511
3.000%	07/01/43	325	300,023
3.000%	07/01/43	452	417,565
3.000%	01/01/47	943	872,180
3.000%	12/01/47	318	290,125
3.000%	04/01/48	5,329	4,919,750
3.000%	11/01/48	694	641,552
3.000%	02/01/50	137	122,223
3.000%	07/01/50	1,100	983,002
3.000%	07/01/51	447	398,024
3.000%	11/01/51	1,259	1,123,097
3.000%	11/01/51	11,720	10,423,521
3.000%	12/01/51	2,395	2,164,210
3.000%	12/01/51	4,046	3,603,931
3.000%	01/01/52	3,314	2,934,308
3.000%	02/01/52	777	693,440
3.000%	02/01/52	1,529	1,355,284
3.000%	03/01/52	1,639	1,452,735
3.000%	04/01/52	735	653,242
3.000%	04/01/52	762	685,880
3.500%	06/01/39	85	81,106
3.500%	04/01/42	150	143,831
3.500%	06/01/42	225	214,642
3.500%	07/01/42	323	308,760
3.500%	02/01/52	4,844	4,511,549
3.500%	04/01/52	3,240	3,002,904
4.000%	03/01/48	9,846	9,602,993
4.000%	04/01/52	818	778,890
4.000%	05/01/52	10,432	9,943,497
4.500%	08/01/40	597	601,285
4.500%	09/01/49	1,213	1,203,810
4.500%	06/01/52	6,632	6,501,856
5.000%	12/01/31	15	14,967
5.000%	03/01/34	85	85,817
5.000%	06/01/35	38	38,141
5.000%	07/01/35	21	21,307
5.000%	05/01/36	26	27,141
5.000%	07/01/52	1,864	1,867,239
5.000%	08/01/52	3,181	3,186,102
5.000%	03/01/53	6,514	6,551,087
5.000%	05/01/53	569	573,388
5.000%	12/01/54	3,490	3,481,556
5.000%	01/01/55	3,723	3,714,166
5.500%	02/01/33	2	2,306
5.500%	02/01/33	4	4,256
5.500%	03/01/33	5	4,905
5.500%	03/01/33	11	11,299
5.500%	03/01/33	14	14,409
5.500%	04/01/33	2	1,828
5.500%	04/01/33	7	6,806
5.500%	04/01/33	9	9,399
5.500%	04/01/33	10	10,239

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	07/01/33	8		$7,923
5.500%	07/01/33	9		9,430
5.500%	08/01/33	10		10,114
5.500%	02/01/34	8		7,767
5.500%	04/01/34	9		9,296
5.500%	06/01/34	13		13,144
5.500%	11/01/52	10,248		10,460,032
5.500%	04/01/53	2,493		2,536,631
5.500%	12/01/54	3,785		3,838,753
5.500%	02/01/55	16,754		16,992,161
5.500%	07/01/55	9,068		9,196,680
6.000%	10/01/33	1		1,202
6.000%	10/01/33	118		120,786
6.000%	12/01/33	6		6,307
6.000%	02/01/34	30		30,916
6.000%	03/01/34	16		16,812
6.000%	08/01/34	—(r	)	134
6.000%	11/01/34	—(r	)	92
6.000%	02/01/35	53		54,384
6.000%	01/01/36	42		44,038
6.000%	11/01/36	17		17,552
6.000%	05/01/38	13		14,213
6.000%	11/01/52	759		782,420
6.000%	12/01/52	2,424		2,504,308
6.000%	04/01/53	368		379,647
6.206%(s)	03/17/31	315		255,345
6.500%	07/01/32	33		34,749
6.500%	08/01/32	17		17,628
6.500%	08/01/32	39		40,435
6.500%	09/01/32	16		16,273
6.500%	09/01/32	46		47,918
6.500%	10/01/32	27		28,437
6.500%	10/01/32	44		45,863
6.500%	04/01/33	43		45,326
6.500%	11/01/33	1		1,350
6.500%	10/01/37	37		38,752
6.625%	11/15/30(k)	830		935,919
7.000%	12/01/31	13		13,182
7.000%	05/01/32	15		15,619
7.000%	06/01/32	2		1,738
7.000%	01/01/36	9		9,687
7.000%	03/01/53	217		228,396
7.125%	01/15/30	785		885,787
Freddie Mac Coupon Strips
4.919%(s)	03/15/31	105		85,231
Government National Mortgage Assoc.
2.000%	10/20/50	2,159		1,789,126
2.000%	12/20/50	3,863		3,200,286
2.000%	02/20/51	5,748		4,761,910
2.000%	09/20/51	246		203,598
2.000%	10/20/51	1,207		999,853
2.500%	12/20/46	66		58,182
2.500%	09/20/50	2,923		2,525,422
2.500%	03/20/51	895		772,070
3.000%	03/15/45	288		260,182
3.000%	07/20/46	265		241,435
3.000%	09/20/46	285		259,911
3.000%	10/20/46	72		65,573

SEE NOTES TO FINANCIAL STATEMENTS.

A185

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	04/20/47	336	$306,276
3.000%	12/20/48	224	203,784
3.000%	04/20/49	204	186,181
3.000%	07/20/49	52	47,400
3.000%	12/20/49	225	202,776
3.500%	01/20/43	315	298,176
3.500%	04/20/43	150	141,404
3.500%	03/20/45	186	173,660
3.500%	04/20/45	149	139,428
3.500%	04/20/47	3,040	2,826,060
3.500%	01/20/48	80	74,663
3.500%	11/20/51	3,577	3,283,866
3.500%	12/20/51	9,127	8,379,319
3.500%	01/20/52	2,504	2,304,288
3.500%	03/20/52	2,442	2,250,656
3.500%	04/20/52	1,229	1,128,323
4.000%	06/15/40	47	45,186
4.000%	08/20/46	152	146,247
4.000%	11/20/46	91	88,097
4.000%	09/20/47	120	115,868
4.000%	06/20/48	182	174,467
4.000%	02/20/49	326	312,914
4.000%	04/20/52	121	115,681
4.000%	06/20/52	2,854	2,719,871
4.000%	08/20/52	4,679	4,451,011
4.500%	02/20/41	142	143,354
4.500%	03/20/41	119	119,696
4.500%	06/20/44	92	91,391
4.500%	09/20/46	101	100,720
4.500%	11/20/46	185	184,625
4.500%	01/20/47	24	23,449
4.500%	05/20/52	395	387,855
4.500%	07/20/52	1,365	1,339,801
4.500%	08/20/52	12,454	12,226,204
5.000%	07/15/33	38	38,895
5.000%	09/15/33	59	60,044
5.000%	04/15/34	25	26,324
5.000%	10/20/48	33	33,646
5.000%	07/20/52	2,733	2,737,417
5.000%	09/20/52	1,106	1,109,474
5.500%	01/15/33	16	17,081
5.500%	02/15/33	11	10,841
5.500%	05/15/33	65	65,237
5.500%	06/15/33	51	51,196
5.500%	09/15/33	16	15,917
5.500%	03/15/34	81	82,071
5.500%	07/15/35	22	22,427
5.500%	03/15/36	19	19,518
5.500%	04/20/52	943	960,238
5.500%	05/20/52	1,008	1,025,034
5.500%	06/20/52	871	886,959
5.500%	09/20/52	1,154	1,174,838
5.500%	11/20/52	1,041	1,060,756
6.000%	12/15/32	33	35,043
6.000%	11/15/33	16	16,334
6.000%	01/15/34	4	4,135
6.000%	06/20/34	104	109,003
6.000%	11/15/34	130	133,451

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	09/20/52	1,208	$1,241,770
6.000%	02/20/53	956	981,487
6.000%	06/20/53	746	764,443
6.500%	TBA(tt)	500	516,836
6.500%	TBA	4,500	4,646,426
6.500%	07/15/32	4	4,187
6.500%	08/15/32	1	1,046
6.500%	08/15/32	2	2,101
6.500%	08/15/32	5	5,285
6.500%	08/15/32	26	26,610
6.500%	09/15/32	22	22,783
6.500%	09/15/32	52	54,058
6.500%	09/15/32	77	79,452
6.500%	11/15/33	40	41,651
7.000%	08/15/28	3	3,495
Resolution Funding Corp. Interest Strips, Bonds
3.606%(s)	04/15/30	535	451,521

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $469,000,365)			469,391,490

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds
2.375%	11/15/49(h)	10,015	6,444,027
2.875%	05/15/43	815	633,280
3.000%	11/15/44(k)	19,830	15,358,955
3.250%	05/15/42	2,190	1,829,334
4.125%	08/15/44	12,090	11,113,355
4.625%	11/15/44(h)	35,245	34,584,156
4.750%	11/15/43(h)	4,800	4,806,750
4.875%	08/15/45	5,110	5,166,689
U.S. Treasury Strips Coupon
2.344%(s)	08/15/44	2,710	1,059,197
2.364%(s)	05/15/45	3,420	1,286,707
2.377%(s)	08/15/45	1,250	463,064
3.722%(s)	05/15/44	16,895	6,703,513
3.922%(s)	05/15/39	1,445	772,725
4.146%(s)	05/15/43	11,475	4,832,121
4.308%(s)	11/15/45	3,260	1,190,847
4.327%(s)	08/15/43	120	49,724
4.366%(s)	11/15/41	4,975	2,290,524
4.500%(s)	05/15/46	865	308,119
4.652%(s)	05/15/49	2,720	832,501
4.655%(s)	02/15/42(h)(k)	23,565	10,679,085
4.920%(s)	08/15/48	830	263,930

TOTAL U.S. TREASURY OBLIGATIONS (cost $117,696,255)			110,668,603

		Shares

AFFILIATED EXCHANGE-TRADED FUND — 3.4%
PGIM AAA CLO ETF		1,659,595	85,070,839

(cost $85,230,154)(wa)

COMMON STOCKS — 0.1%
Chemicals — 0.0%
TPC Group, Inc.*		14,880	297,600

SEE NOTES TO FINANCIAL STATEMENTS.

A186

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities — 0.0%
Ferrellgas Partners LP (Class B Stock)*	5,622	$957,030

Interactive Media & Services — 0.0%
Diamond Sports Group LLC*(x)	22,907	38,186

Oil, Gas & Consumable Fuels — 0.1%
Expand Energy Corp.	12,213	1,347,827

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*(x)	65,188	1,165,235

TOTAL COMMON STOCKS (cost $808,034)		3,805,878

PREFERRED STOCKS — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 10.470%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	45,000	1,359,000

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	25,000	561,250

Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	402	402,000

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	4,217	52,463

TOTAL PREFERRED STOCKS (cost $2,170,800)		2,374,713

	Units
WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	42,843	—

(cost $0)

TOTAL LONG-TERM INVESTMENTS (cost $2,387,313,116)		2,392,679,726

	Shares
SHORT-TERM INVESTMENTS — 3.3%
AFFILIATED MUTUAL FUNDS — 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)	61,422,088	61,422,088
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $18,724,493; includes $18,676,401 of cash collateral for securities on loan)(b)(wa)	18,748,397	18,737,148

TOTAL AFFILIATED MUTUAL FUNDS (cost $80,146,581)		80,159,236

Value

OPTIONS PURCHASED*~ — 0.0% (cost $414,425)	$190,832

TOTAL SHORT-TERM INVESTMENTS (cost $80,561,006)	80,350,068

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.5% (cost $2,467,874,122)	2,473,029,794

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $830,825)	(564,893)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.5% (cost $2,467,043,297)	2,472,464,901
Liabilities in excess of other assets(z) — (0.5)%	(12,224,114)

NET ASSETS — 100.0%	$2,460,240,787

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,454,521 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,348,520; cash collateral of $18,676,401 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A187

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $500,000 is 0.0% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$59,978	$38,186	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	13	13	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	9	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	14,780	52,463	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	78,452	1,165,235	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25-09/09/25	2,721,875	2,813,332	0.1
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	126,750	288,802	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	06/24/20	200,000	193,001	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	04/19/24-09/16/25	3,045,219	3,209,584	0.1
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-04/22/25	2,523,494	2,627,537	0.1
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/13/25-10/10/25	3,285,094	3,589,640	0.2

Total		$12,055,664	$13,977,793	0.6%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at December 31, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $600,000)^	600	$605,250	$5,250	$—

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	5.500%	TBA	02/12/26	$(11,500)	$(11,650,019)
Government National Mortgage Assoc.	4.000%	TBA	01/22/26	(1,000)	(944,492)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $12,544,961)					$(12,594,511)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		9,478	$8
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		18,955	15
Currency Option EUR vs CZK	Call	MSI	01/08/26	26.00	—	EUR	1,281	—
Currency Option EUR vs CZK	Call	CITI	01/20/26	26.00	—	EUR	1,272	1
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	645	—
Currency Option EUR vs TRY	Call	BOA	01/20/26	99.00	—	EUR	5,722	2,463
Currency Option USD vs MXN	Call	CITI	01/08/26	18.31	—		5,945	2,701
Currency Option USD vs TRY	Call	BOA	01/09/26	99.00	—		1,932	235
Currency Option USD vs TRY	Call	BOA	01/15/26	99.00	—		5,190	1,489

SEE NOTES TO FINANCIAL STATEMENTS.

A188

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	CITI	01/21/26	99.00	—		1,495	$920
Currency Option USD vs TRY	Call	JPM	01/23/26	99.00	—		1,488	883
Currency Option USD vs TWD	Call	JPM	01/28/26	35.00	—		1,491	55
Currency Option USD vs ZAR	Call	CITI	01/08/26	17.07	—		2,973	824
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	1,935	3,124
Currency Option USD vs COP	Put	DB	01/08/26	3,500.00	—		1,484	3
Currency Option USD vs COP	Put	CITI	01/29/26	3,300.00	—		1,491	9
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		8,249	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		2,302	—
Currency Option USD vs MXN	Put	CITI	01/08/26	17.00	—		5,945	10
Currency Option USD vs ZAR	Put	CITI	01/08/26	15.50	—		2,973	4

Total OTC Traded (cost $99,023)								$12,744

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.870%	3.21%(A)	26,110	$160,034
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.870%	8.19%(A)	26,110	13
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$100.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	1,660	183
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$100.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	2,300	254
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	3,040	422
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$101.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	4,970	691
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.58%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	65,460	10,834
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	02/18/26	0.90%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	39,040	5,657

Total OTC Swaptions (cost $315,402)								$178,088

Total Options Purchased (cost $414,425)								$190,832

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	MSI	01/08/26	24.30	—	EUR	1,281	$(477)
Currency Option EUR vs CZK	Call	CITI	01/20/26	24.40	—	EUR	1,272	(763)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	645	(487)
Currency Option EUR vs TRY	Call	BOA	01/20/26	52.75	—	EUR	5,722	(32,666)
Currency Option USD vs TRY	Call	BOA	01/09/26	43.65	—		1,932	(4,233)
Currency Option USD vs TRY	Call	BOA	01/15/26	43.75	—		5,190	(20,388)
Currency Option USD vs TRY	Call	CITI	01/21/26	43.75	—		1,495	(9,343)
Currency Option USD vs TRY	Call	JPM	01/23/26	44.50	—		1,488	(7,856)
Currency Option USD vs TWD	Call	JPM	01/28/26	30.60	—		1,491	(41,539)
Currency Option USD vs COP	Put	DB	01/08/26	3,800.00	—		1,484	(13,813)
Currency Option USD vs COP	Put	CITI	01/29/26	3,800.00	—		1,491	(16,834)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		5,271	(20)
Currency Option USD vs MXN	Put	CITI	01/08/26	18.25	—		5,945	(76,181)

SEE NOTES TO FINANCIAL STATEMENTS.

A189

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Options Written (continued):

OTC Traded

						Notional
	Call/		Expiration			Amount
Description	Put	Counterparty	Date	Strike	Contracts	(000)#	Value
Currency Option USD vs ZAR	Put	CITI	01/08/26	17.01	—	2,973	$(79,403)

Total OTC Traded (premiums received $341,319)							$(304,003)

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Call	JPM	01/21/26	0.50%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	65,460	$(30,927)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.870%	26,110	(93,032)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.870%	26,110	(60,796)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$102.00	5.00%(Q)	CDX.NA.HY.45.V1(Q)	1,660	(3,704)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$102.00	5.00%(Q)	CDX.NA.HY.45.V1(Q)	2,300	(5,131)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	3,040	(9,245)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$103.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	4,970	(15,115)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	57,490	(3,383)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	19,160	(992)
CDX.NA.IG.45.V1, 12/20/30	Put	BNP	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	20,600	(952)
CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	65,460	(3,026)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	02/18/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	29,040	(7,144)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	39,040	(27,443)

Total OTC Swaptions (premiums received $ 489,506)								$(260,890)

Total Options Written (premiums received $830,825)								$(564,893)

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
111	2 Year U.S. Treasury Notes	Mar. 2026	$23,175,586	$16,082
2,427	5 Year U.S. Treasury Notes	Mar. 2026	265,282,483	(536,688)
1,217	10 Year U.S. Treasury Notes	Mar. 2026	136,836,438	(421,478)
894	10 Year U.S. Ultra Treasury Notes	Mar. 2026	102,823,973	(287,860)
895	20 Year U.S. Treasury Bonds	Mar. 2026	103,456,406	(567,627)
768	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	90,624,000	(1,230,551)

				(3,028,122)

Short Positions:
47	5 Year Euro-Bobl	Mar. 2026	6,416,028	46,019
69	10 Year Euro-Bund	Mar. 2026	10,344,498	141,841

SEE NOTES TO FINANCIAL STATEMENTS.

A190

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Futures contracts outstanding at December 31, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
9	Euro Schatz Index	Mar. 2026	$1,129,496	$2,001

				189,861

				$(2,838,261)

Bond forward contract outstanding at December 31, 2025:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contract:
U.S. Treasury Bond
3.375%, 08/15/42	GSI	03/12/26	12,685	$86.17	$10,930,571	$10,736,030	$—	$(194,541)

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	GSI	BRL	55,142	$10,114,403	$9,976,060	$—	$(138,343)
Chilean Peso,
Expiring 03/18/26	BOA	CLP	743,621	816,000	826,699	10,699	—
Colombian Peso,
Expiring 03/18/26	CITI	COP	13,088,618	3,346,189	3,376,404	30,215	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	31,092	1,495,000	1,512,998	17,998	—
Euro,
Expiring 01/22/26	BARC	EUR	9,003	10,594,642	10,591,727	—	(2,915)
Expiring 01/22/26	CITI	EUR	1,273	1,468,800	1,497,589	28,789	—
Expiring 01/22/26	CITI	EUR	640	752,000	753,053	1,053	—
Expiring 01/22/26	HSBC	EUR	2,849	3,316,801	3,351,701	34,900	—
Expiring 01/22/26	MSI	EUR	3,461	4,033,828	4,071,463	37,635	—
Expiring 01/22/26	MSI	EUR	1,239	1,439,787	1,458,146	18,359	—
Hungarian Forint,
Expiring 01/22/26	BARC	HUF	323,309	971,000	987,106	16,106	—
Expiring 01/22/26	DB	HUF	558,439	1,685,000	1,704,990	19,990	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	380,161	4,195,000	4,199,616	4,616	—
Expiring 03/18/26	BOA	INR	229,592	2,533,000	2,536,291	3,291	—
Expiring 03/18/26	CITI	INR	182,345	2,005,000	2,014,349	9,349	—
Expiring 03/18/26	JPM	INR	966,949	10,634,578	10,681,816	47,238	—
Expiring 03/18/26	UAG	INR	966,949	10,663,193	10,681,816	18,623	—
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	82,116,795	4,905,717	4,908,342	2,625	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	515,605	3,425,477	3,298,147	—	(127,330)
Expiring 01/22/26	MSI	JPY	218,225	1,450,186	1,395,909	—	(54,277)
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	30,832	974,000	980,078	6,078	—
Expiring 03/18/26	MSI	TWD	68,073	2,185,388	2,163,881	—	(21,507)
Expiring 03/18/26	MSI	TWD	46,794	1,502,000	1,487,476	—	(14,524)
Expiring 03/18/26	MSI	TWD	45,160	1,452,000	1,435,537	—	(16,463)
Expiring 03/18/26	SCB	TWD	43,026	1,378,000	1,367,698	—	(10,302)

SEE NOTES TO FINANCIAL STATEMENTS.

A191

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	7,474	$2,215,314	$2,217,003	$1,689	$—
Philippine Peso,
Expiring 03/18/26	CITI	PHP	72,335	1,231,000	1,221,815	—	(9,185)
Expiring 03/18/26	SCB	PHP	87,502	1,479,000	1,478,007	—	(993)
Singapore Dollar,
Expiring 03/18/26	DB	SGD	1,703	1,331,000	1,331,959	959	—
Expiring 03/18/26	HSBC	SGD	1,030	803,000	805,267	2,267	—
Expiring 03/18/26	MSI	SGD	1,070	834,000	836,403	2,403	—
South African Rand,
Expiring 03/18/26	DB	ZAR	12,904	751,000	774,937	23,937	—
South Korean Won,
Expiring 03/18/26	JPM	KRW	5,762,917	3,934,000	4,002,173	68,173	—
Expiring 03/18/26	MSI	KRW	831,256	565,999	577,281	11,282	—
Turkish Lira,
Expiring 01/12/26	BOA	TRY	64,711	1,483,000	1,493,908	10,908	—
Expiring 01/22/26	BARC	TRY	53,127	1,205,620	1,217,063	11,443	—
Expiring 01/22/26	BARC	TRY	49,332	1,122,459	1,130,130	7,671	—
Expiring 01/22/26	BOA	TRY	65,114	1,486,999	1,491,677	4,678	—
Expiring 01/22/26	HSBC	TRY	49,332	1,121,770	1,130,130	8,360	—

				$106,901,150	$106,966,645	461,334	(395,839)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	GSI	BRL	5,597	$1,027,000	$1,012,516	$14,484	$—
British Pound,
Expiring 01/22/26	BNY	GBP	9,814	13,045,016	13,227,786	—	(182,770)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	5,021,159	5,458,256	5,582,127	—	(123,871)
Chinese Renminbi,
Expiring 03/18/26	HSBC	CNH	15,911	2,264,333	2,291,523	—	(27,190)
Colombian Peso,
Expiring 03/18/26	MSI	COP	3,523,591	897,000	908,963	—	(11,963)
Czech Koruna,
Expiring 01/22/26	BARC	CZK	23,353	1,130,000	1,136,400	—	(6,400)
Expiring 01/22/26	BNP	CZK	106,849	5,130,758	5,199,443	—	(68,685)
Expiring 01/22/26	DB	CZK	17,877	868,000	869,908	—	(1,908)
Expiring 01/22/26	SCB	CZK	21,118	1,023,000	1,027,616	—	(4,616)
Euro,
Expiring 01/22/26	DB	EUR	63,930	74,306,763	75,208,314	—	(901,551)
Expiring 01/22/26	JPM	EUR	1,393	1,627,068	1,638,254	—	(11,186)
Expiring 01/22/26	SSB	EUR	47,947	56,189,742	56,406,236	—	(216,494)
Expiring 01/22/26	UAG	EUR	47,947	56,031,277	56,406,237	—	(374,960)
Hungarian Forint,
Expiring 01/22/26	JPM	HUF	540,783	1,646,000	1,651,084	—	(5,084)
Expiring 01/22/26	JPM	HUF	336,027	1,009,000	1,025,936	—	(16,936)
Mexican Peso,
Expiring 03/18/26	BNY	MXN	19,959	1,087,415	1,099,908	—	(12,493)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	3,040	899,000	901,899	—	(2,899)
Expiring 03/18/26	CITI	PEN	2,814	833,742	834,599	—	(857)
Expiring 03/18/26	CITI	PEN	1,991	588,500	590,551	—	(2,051)

SEE NOTES TO FINANCIAL STATEMENTS.

A192

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Forward foreign currency exchange contracts outstanding at December 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 01/22/26	JPM	PLN	8,905	$2,441,000	$2,480,268	$—	$(39,268)
Expiring 01/22/26	JPM	PLN	4,349	1,186,000	1,211,157	—	(25,157)
Expiring 01/22/26	MSI	PLN	8,321	2,268,848	2,317,489	—	(48,641)
Expiring 01/22/26	MSI	PLN	2,796	765,589	778,824	—	(13,235)
Expiring 01/22/26	UAG	PLN	2,654	729,411	739,111	—	(9,700)
Singapore Dollar,
Expiring 03/18/26	MSI	SGD	34,460	26,782,333	26,944,665	—	(162,332)
South African Rand,
Expiring 03/18/26	MSI	ZAR	25,772	1,533,690	1,547,676	—	(13,986)
South Korean Won,
Expiring 03/18/26	BOA	KRW	1,129,052	771,000	784,093	—	(13,093)
Expiring 03/18/26	CITI	KRW	9,672,759	6,605,000	6,717,442	—	(112,442)
Thai Baht,
Expiring 03/18/26	HSBC	THB	107,902	3,425,036	3,444,785	—	(19,749)
Expiring 03/18/26	JPM	THB	37,220	1,185,000	1,188,235	—	(3,235)
Expiring 03/18/26	MSI	THB	28,703	916,000	916,340	—	(340)

				$273,670,777	$276,089,385	14,484	(2,433,092)

						$475,818	$(2,828,931)

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	6,050	*	$8,633	$(2,111)	$10,744	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	2,120	$(11,009)	$(6,294)	$(4,715)	BARC
Republic of Italy	12/20/30	1.000%(Q)	3,180	(105,789)	(119,299)	13,510	BARC

				$(116,798)	$(125,593)	$8,795

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		3,090	0.348%	$84,530	$76,116	$8,414	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		1,368	0.138%	11,715	9,516	2,199	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	2,625	0.215%	12,268	9,804	2,464	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		4,705	0.284%	33,651	31,436	2,215	GSI
Federative Republic of Brazil	06/20/26	1.000%(Q)		1,150	0.488%	3,075	3,201	(126)	BARC

SEE NOTES TO FINANCIAL STATEMENTS.

A193

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	12/20/26	1.000	%(Q)		2,432	0.072%	$22,388	$21,413	$975	BARC
Hellenic Republic	06/20/27	1.000	%(Q)		575	0.112%	7,534	5,884	1,650	BARC
Hellenic Republic	12/20/27	1.000	%(Q)		430	0.132%	7,290	5,352	1,938	BARC
HSBC Bank PLC	12/20/26	1.000	%(Q)		2,062	0.166%	17,109	16,782	327	MSI
Kingdom of Norway	12/20/26	—	%(Q)		5,780	0.047%	(2,629)	(2,790)	161	BARC
Kingdom of Saudi Arabia	03/20/26	1.000	%(Q)		360	0.231%	702	594	108	CITI
Kingdom of Saudi Arabia	06/20/26	1.000	%(Q)		360	0.238%	1,384	1,241	143	CITI
Kingdom of Spain	06/20/26	1.000	%(Q)	EUR	1,704	0.028%	9,739	9,053	686	BARC
Kingdom of Spain	06/20/26	—	%(Q)	EUR	1,600	0.028%	(244)	(177)	(67)	BARC
Nomura Holdings, Inc.	06/20/26	1.000	%(Q)		3,822	0.242%	14,624	13,423	1,201	BARC
Oracle Corp.	06/20/30	1.000	%(Q)		1,320	1.367%	(19,113)	26,871	(45,984)	GSI
Petroleos Mexicanos^	03/23/26	4.100	%(M)		2,280	*	10,328	—	10,328	GSI
Petroleos Mexicanos^	05/07/26	4.750	%(M)		1,190	*	17,125	—	17,125	GSI
Republic of France	06/20/26	5.000	%(Q)	EUR	485	1.814%	9,291	6,590	2,701	GSI
Republic of France	06/20/27	0.250	%(Q)		1,170	0.113%	2,395	2,100	295	BARC
Republic of France	12/20/30	0.250	%(Q)		2,120	0.298%	(4,516)	(12,962)	8,446	BARC
Republic of France	06/20/35	0.250	%(Q)		860	0.590%	(22,996)	(28,756)	5,760	BARC
Republic of France	06/20/35	0.250	%(Q)		555	0.590%	(14,841)	(19,182)	4,341	BARC
Republic of Italy	12/20/30	1.000	%(Q)		3,180	0.281%	105,789	89,397	16,392	BARC
Republic of Panama	06/20/26	1.000	%(Q)		854	0.459%	2,401	1,994	407	CITI
Republic of Romania	12/20/26	1.000	%(Q)		235	0.379%	1,466	1,121	345	BOA
Skandinaviska Enskilda Banken AB	12/20/26	1.000	%(Q)		1,818	0.115%	15,977	15,500	477	MSI
Slovak Republic	12/20/27	1.000	%(Q)		840	0.155%	13,864	13,349	515	BARC
Standard Chartered PLC	12/20/26	1.000	%(Q)		1,142	0.187%	9,243	9,075	168	MSI
State of Qatar	12/20/26	1.000	%(Q)		1,195	0.084%	10,865	10,080	785	BARC
U.S. Treasury Notes	06/20/26	0.250	%(Q)	EUR	4,130	0.049%	4,939	2,987	1,952	BARC
UnitedHealth Group, Inc.	06/20/26	1.000	%(Q)		1,245	0.135%	5,389	4,205	1,184	GSI

							$370,742	$323,217	$47,525

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000	%(Q)	12,980	0.500%	$290,385	$297,521	$7,136

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap

SEE NOTES TO FINANCIAL STATEMENTS.

A194

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.726%	$(184,608)	$157,633	$342,241
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.726%	150,731	206,120	55,389
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.726%	(145,549)	337,628	483,177
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 3.726%	(9,088)	64,681	73,769
	51,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.870%	89,188	326,260	237,072
	71,865	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.870%	—	(413,121)	(413,121)
	50,845	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.870%	—	(6,705)	(6,705)
	9,580	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.870%	1,772	(94,111)	(95,883)
	22,980	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.870%	—	(493,178)	(493,178)
	6,285	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.870%	(43,526)	(373,062)	(329,536)
	6,862	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.870%	—	290,779	290,779
	2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.870%	1,278,108	1,379,551	101,443
	20,455	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.870%	299,149	814,538	515,389
	5,565	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.870%	43,136	428,591	385,455
	17,515	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.870%	—	1,034,151	1,034,151

					$1,479,313	$3,659,755	$2,180,442

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL47,424	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(167,227)	$—	$(167,227)	GSI
BRL47,424	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	156,158	—	156,158	GSI

				$(11,069)	$—	$(11,069)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Total return swap agreements outstanding at December 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -30bps(T)/ 3.340%	GSI	04/20/26	(37,360)	$1,123,735	$—	$1,123,735
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 3.870%	JPM	01/16/26	19,625	98,508	—	98,508
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 3.870%	GSI	01/26/26	15,820	18,838	—	18,838
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 3.870%	JPM	01/27/26	16,055	15,669	—	15,669
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 3.870%	JPM	02/03/26	12,265	13,944	—	13,944
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	15,220	(278,191)	—	(278,191)

					$992,503	$—	$992,503

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of December 31, 2025, termination date 04/20/2026:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value
J M Smucker Co. (The)	12,160,000	$13,288,700	1.25%
Barclays PLC	12,160,000	13,030,010	1.22%
QUALCOMM, Inc.	12,160,000	12,902,558	1.21%
Travelers Cos., Inc. (The)	12,160,000	12,781,595	1.20%
Cigna Group (The)	12,160,000	12,778,255	1.20%
Siemens Funding BV	12,160,000	12,740,501	1.19%
Brookfield Asset Management Ltd.	12,160,000	12,709,336	1.19%
Brown & Brown, Inc.	12,160,000	12,705,572	1.19%
HCA, Inc.	12,160,000	12,694,207	1.19%
United Parcel Service, Inc.	12,160,000	12,687,076	1.19%
BHP Billiton Finance USA Ltd.	12,160,000	12,683,016	1.19%
AT&T, Inc.	12,160,000	12,677,014	1.19%
CVS Health Corp.	12,160,000	12,673,878	1.19%
Burlington Northern Santa Fe LLC	12,160,000	12,667,083	1.19%
Rio Tinto Finance USA PLC	12,160,000	12,642,179	1.18%
NextEra Energy Capital Holdings, Inc.	12,160,000	12,560,671	1.18%
Merck & Co., Inc.	12,160,000	12,539,250	1.18%
Eli Lilly & Co.	12,160,000	12,536,875	1.17%
Athene Global Ltd.	12,160,000	12,514,024	1.17%
Wynnton Funding Trust II	12,160,000	12,502,528	1.17%
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.	12,160,000	12,500,745	1.17%
American Water Capital Corp.	12,160,000	12,496,875	1.17%

SEE NOTES TO FINANCIAL STATEMENTS.

A196

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value
Kinder Morgan, Inc.	12,160,000	$12,441,972	1.17%
Caterpillar, Inc.	12,160,000	12,380,601	1.16%
Citigroup, Inc.	12,160,000	12,366,875	1.16%
NiSource, Inc.	12,160,000	12,334,143	1.16%
Constellation Energy Generation LLC	12,160,000	12,315,675	1.15%
HCA, Inc.	12,160,000	12,310,930	1.15%
Takeda Pharmaceutical Co. Ltd.	12,160,000	12,298,652	1.15%
UnitedHealth Group, Inc.	12,160,000	12,283,802	1.15%
IBM Corp.	12,160,000	12,281,219	1.15%
Synopsys, Inc.	12,160,000	12,275,950	1.15%
T-Mobile USA, Inc.	12,160,000	12,252,002	1.15%
Steel Dynamics, Inc.	12,160,000	12,227,196	1.15%
Bristol-Myers Squibb Co.	12,160,000	12,222,799	1.15%
Union Pacific Corp.	12,160,000	12,217,439	1.15%
Targa Resources Corp.	12,160,000	12,211,504	1.14%
Amgen, Inc.	12,160,000	12,182,300	1.14%
AEP Texas, Inc.	12,160,000	12,178,298	1.14%
Comcast Corp.	12,160,000	12,163,870	1.14%
Elevance Health, Inc.	12,160,000	12,159,414	1.14%
Raymond James Financial, Inc.	12,160,000	12,156,567	1.14%
Energy Transfer LP	12,160,000	12,143,514	1.14%
RWE Finance US LLC	12,160,000	12,139,984	1.14%
Morgan Stanley	12,160,000	12,135,605	1.14%
Gilead Sciences, Inc.	12,160,000	12,124,133	1.14%
Enterprise Products Operating LLC	12,160,000	12,071,910	1.13%
Virginia Electric and Power Co.	12,160,000	12,070,894	1.13%
Duke Energy Corp.	12,160,000	12,068,077	1.13%
Coca-Cola Co. (The)	12,160,000	12,061,377	1.13%

		$621,388,650

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$387,084	$(191,571)	$1,544,808	$(496,310)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$19,001,785

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A197

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$33,281,929	$—
Collateralized Loan Obligations	—	356,528,167	—
Consumer Loans	—	23,957,835	—
Credit Cards.	—	4,449,080	—
Home Equity Loans	—	50,275,663	—
Other	—	25,286,074	—
Residential Mortgage-Backed Securities	—	441,346	828,961
Student Loans	—	3,433,362	—
Commercial Mortgage-Backed Securities	—	245,818,231	—
Corporate Bonds	—	775,582,666	1,942,460
Floating Rate and Other Loans	—	22,302,744	3,066,524
Municipal Bonds	—	12,102,155	—
Residential Mortgage-Backed Securities	—	125,811,093	120,777
Sovereign Bonds	—	36,139,136	—
U.S. Government Agency Obligations	—	469,391,490	—
U.S. Treasury Obligations	—	110,668,603	—
Affiliated Exchange-Traded Fund	85,070,839	—	—
Common Stocks	1,347,827	2,458,051	—
Preferred Stocks	1,920,250	—	454,463
Warrants	—	—	—
Short-Term Investments
Affiliated Mutual Funds	80,159,236	—	—
Options Purchased	—	190,832	—

Total	$168,498,152	$2,298,118,457	$6,413,185

Liabilities
Options Written	$—	$(564,893)	$—

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$—	$5,250
Futures Contracts	205,943	—	—
OTC Forward Foreign Currency Exchange Contracts	—	475,818	—
Centrally Cleared Credit Default Swap Agreement	—	7,136	—
OTC Credit Default Swap Agreements	—	407,628	36,086
Centrally Cleared Interest Rate Swap Agreements	—	3,518,865	—
OTC Interest Rate Swap Agreement	—	156,158	—
OTC Total Return Swap Agreements	—	1,270,694	—

Total	$205,943	$5,836,299	$41,336

Liabilities
Forward Commitment Contracts	$—	$(12,594,511)	$—
Futures Contracts	(3,044,204)	—	—
OTC Bond Forward Contract	—	(194,541)	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,828,931)	—
OTC Credit Default Swap Agreements	—	(181,137)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,338,423)	—
OTC Interest Rate Swap Agreement	—	(167,227)	—
OTC Total Return Swap Agreement	—	(278,191)	—

Total	$(3,044,204)	$(17,582,961)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, bond forward contracts, forward foreign currency exchange contracts, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A198

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

U.S. Government Agency Obligations	19.1%
Collateralized Loan Obligations	14.5
Commercial Mortgage-Backed Securities	10.0
Banks	7.9
Residential Mortgage-Backed Securities	5.2
U.S. Treasury Obligations	4.5
Affiliated Exchange-Traded Fund	3.4
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	3.3
Pipelines	2.8
Home Equity Loans	2.0
Electric	2.0
Oil & Gas	1.8
Telecommunications	1.5
Sovereign Bonds	1.5
Auto Manufacturers	1.4
Automobiles	1.4
Healthcare-Services	1.3
Other	1.0
Consumer Loans	1.0
Aerospace & Defense	0.9
Retail	0.9
Agriculture	0.9
Media	0.8
Real Estate Investment Trusts (REITs)	0.8
Foods	0.8
Diversified Financial Services	0.6
Chemicals	0.6
Semiconductors	0.6
Insurance	0.6
Commercial Services	0.5
Municipal Bonds	0.5
Pharmaceuticals	0.5
Internet	0.5
Packaging & Containers	0.4
Airlines	0.4
Auto Parts & Equipment	0.4
Engineering & Construction	0.3
Building Materials	0.3
Mining	0.3
Leisure Time	0.3
Lodging	0.2
Holding Companies-Diversified	0.2

Entertainment	0.2%
Credit Cards	0.2
Shipbuilding	0.2
Trucking & Leasing	0.2
Beverages	0.2
Transportation	0.2
Software	0.1
Student Loans	0.1
Iron/Steel	0.1
Office/Business Equipment	0.1
Biotechnology	0.1
Metal Fabricate/Hardware	0.1
Multi-National	0.1
Machinery-Diversified	0.1
Healthcare-Products	0.1
Housewares	0.1
Computers	0.1
Oil, Gas & Consumable Fuels	0.1
Gas	0.1
Electrical Components & Equipment	0.1
Wireless Telecommunication Services	0.0	*
Gas Utilities	0.0	*
Apparel	0.0	*
Capital Markets	0.0	*
Oil & Gas Services	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Environmental Control	0.0	*
Real Estate	0.0	*
Home Builders	0.0	*
Home Furnishings	0.0	*
Options Purchased	0.0	*
Miscellaneous Manufacturing	0.0	*
Forest Products & Paper	0.0	*
Interactive Media & Services	0.0	*
Electronics	0.0	*
Machinery-Construction & Mining	0.0	*

	100.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.5)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A199

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$7,136	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	387,084		Premiums received for OTC swap agreements	191,571
Credit contracts	Unaffiliated investments	18,041		Options written outstanding, at value	107,062
Credit contracts	Unrealized appreciation on OTC swap agreements	117,956		Unrealized depreciation on OTC swap agreements	50,892
Foreign exchange contracts	Unaffiliated investments	12,721		Options written outstanding, at value	304,003
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	475,818		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,828,931
Interest rate contracts	Due from/to broker-variation margin futures	205,943	*	Due from/to broker-variation margin futures	3,044,204	*
Interest rate contracts	Due from/to broker-variation margin swaps	3,518,865	*	Due from/to broker-variation margin swaps	1,338,423	*
Interest rate contracts	Unaffiliated investments	160,070		Options written outstanding, at value	153,828
Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	194,541
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,426,852		Unrealized depreciation on OTC swap agreements	445,418

		$6,330,486			$8,658,873

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(528,762)	$ 802,675	$ —	$—	$(950,203)
Foreign exchange contracts	(466,576)	2,332,386	—	(14,200,351)	—
Interest rate contracts	(2,665)	102,135	9,884,717	—	(3,704,812)

Total	$(998,003)	$3,237,196	$9,884,717	$(14,200,351)	$(4,655,015)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$(87,006)	$177,660	$ —	$—	$—	$125,433
Foreign exchange contracts	(88,002)	(6,428)	—	—	(5,006,291)	—
Interest rate contracts.	(84,756)	105,372	1,074,649	(194,541)	—	5,091,587

Total	$(259,764)	$276,604	$1,074,649	$(194,541)	$(5,006,291)	$5,217,020

SEE NOTES TO FINANCIAL STATEMENTS.

A200

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 273,835
Options Written (2)	366,573,210
Futures Contracts - Long Positions (2)	662,239,843
Futures Contracts - Short Positions (2)	24,580,298
Bond Forward Contracts - Purchased (2)	5,074,000
Forward Foreign Currency Exchange Contracts - Purchased (3)	99,174,058
Forward Foreign Currency Exchange Contracts - Sold (3)	278,321,215
Cross Currency Exchange Contracts (4)	1,322,651
Credit Default Swap Agreements - Buy Protection (2)	12,620,504
Credit Default Swap Agreements - Sell Protection (2)	70,630,130
Interest Rate Swap Agreements (2)	383,323,863
Total Return Swap Agreements (2)	105,132,234

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$18,348,520	$(18,348,520)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$294,326	$(251,219)	$43,107	$—	$43,107
BNP	160,047	(350,795)	(190,748)	—	(190,748)
BNY	—	(195,263)	(195,263)	—	(195,263)
BOA	39,853	(70,380)	(30,527)	—	(30,527)
CITI	100,484	(433,829)	(333,345)	333,345	—
DB	44,889	(917,272)	(872,383)	872,383	—
GSI	1,523,412	(552,581)	970,831	(360,000)	610,831
HSBC	45,527	(46,939)	(1,412)	—	(1,412)
JPM	258,428	(462,912)	(204,484)	—	(204,484)
MSI	112,008	(357,745)	(245,737)	245,737	—
RBC	945	(20,246)	(19,301)	—	(19,301)
SCB	—	(15,911)	(15,911)	6,060	(9,851)
SSB	—	(216,494)	(216,494)	216,494	—
UAG	18,623	(384,660)	(366,037)	366,037	—

	$2,598,542	$(4,276,246)	$(1,677,704)	$1,680,056	$2,352

SEE NOTES TO FINANCIAL STATEMENTS.

A201

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A202

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $18,348,520:
Unaffiliated investments (cost $2,302,497,387)	$2,307,799,719
Affiliated investments (cost $165,376,735)	165,230,075
Cash	36,720
Foreign currency, at value (cost $914,089)	926,678
Receivable for investments sold	45,201,782
Dividends and interest receivable	19,678,565
Unrealized appreciation on OTC swap agreements	1,544,808
Receivable for Portfolio shares sold	896,677
Unrealized appreciation on OTC forward foreign currency exchange contracts	475,818
Premiums paid for OTC swap agreements	387,084
Due from broker-variation margin swaps	7,527
Unrealized appreciation on unfunded loan commitment	5,250
Prepaid expenses	24,216

Total Assets	2,542,214,919

LIABILITIES
Payable for investments purchased	43,905,715
Payable to broker for collateral for securities on loan	18,676,401
Forward commitment contracts, at value (proceeds receivable $12,544,961)	12,594,511
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,828,931
Due to broker-variation margin futures	1,225,226
Management fee payable	820,598
Options written outstanding, at value (premiums received $830,825)	564,893
Unrealized depreciation on OTC swap agreements	496,310
Accrued expenses and other liabilities	382,383
Unrealized depreciation on OTC bond forward contracts	194,541
Premiums received for OTC swap agreements	191,571
Payable for Portfolio shares purchased	84,562
Distribution fee payable	6,035
Trustees’ fees payable	1,860
Affiliated transfer agent fee payable	595

Total Liabilities	81,974,132

NET ASSETS	$2,460,240,787

Net assets were comprised of:
Partners’ Equity	$2,460,240,787

Class I:
Net asset value and redemption price per share, $2,431,632,376 / 153,074,400 outstanding shares of beneficial interest	$15.89

Class III:
Net asset value and redemption price per share, $28,608,411 / 1,821,990 outstanding shares of beneficial interest	$15.70

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $739 foreign withholding tax)	$124,789,186
Affiliated dividend income	3,435,221
Unaffiliated dividend income	197,851
Income from securities lending, net (including affiliated income of $44,574)	44,764

Total income	128,467,022

EXPENSES
Management fee.	9,648,329
Distribution fee—Class III	60,866
Custodian and accounting fees	199,655
Audit fee	131,178
Shareholders’ reports	127,248
Professional fees	66,542
Trustees’ fees	49,561
Transfer agent’s fees and expenses (including affiliated expense of $8,820)	12,430
Miscellaneous	86,856

Total expenses	10,382,665
Less: Fee waivers and/or expense reimbursement	(42,090)

Net expenses	10,340,575

NET INVESTMENT INCOME (LOSS)	118,126,447

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,833)	(15,452,502)
Futures transactions	9,884,717
Forward and cross currency contract transactions	(14,200,351)
Options written transactions	3,237,196
Swap agreements transactions	(4,655,015)
Foreign currency transactions	(1,559,459)

(22,745,414)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(162,209))	84,920,879
Futures	1,074,649
Bond forward contracts	(194,541)
Forward and cross currency contracts	(5,006,291)
Options written	276,604
Swap agreements	5,217,020
Foreign currencies	8,110
Unfunded loan commitments	5,184

86,301,614

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	63,556,200

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$181,682,647

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$118,126,447	$85,540,645
Net realized gain (loss) on investment and foreign currency transactions	(22,745,414)	(34,973,120)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	86,301,614	(6,258,662)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	181,682,647	44,308,863

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	97,943,854	917,574,180
Net asset value of shares issued in merger	153,342,672	—
Portfolio shares purchased	(244,016,946)	(102,332,586)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	7,269,580	815,241,594

TOTAL INCREASE (DECREASE)	188,952,227	859,550,457
NET ASSETS:
Beginning of year	2,271,288,560	1,411,738,103

End of year	$2,460,240,787	$2,271,288,560

SEE NOTES TO FINANCIAL STATEMENTS.

A203

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$14.74	$14.31	$13.33	$15.66	$15.78

Income (Loss) From Investment Operations:
Net investment income (loss)	0.75	0.73	0.64	0.45	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.40	(0.30)	0.34	(2.78)	(0.52)

Total from investment operations	1.15	0.43	0.98	(2.33)	(0.12)

Net Asset Value, end of year	$15.89	$14.74	$14.31	$13.33	$15.66

Total Return(b)	7.80%	3.00%	7.27%	(14.81)%	(0.76)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,432	$2,252	$1,398	$1,085	$1,298
Average net assets (in millions)	$2,388	$1,690	$1,279	$1,155	$1,292
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.43%	0.43%	0.43%	0.43%	0.42%
Expenses before waivers and/or expense reimbursement	0.43%	0.43%	0.43%	0.43%	0.42%
Net investment income (loss)	4.90%	5.02%	4.68%	3.25%	2.55%
Portfolio turnover rate(d)(e)	96%	111%	224%	182%	49%

Class III
					April 26, 2021(f) through
	Year Ended December 31,				December 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.60	$14.22	$13.28	$15.64	$15.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.71	0.69	0.60	0.43	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.39	(0.31)	0.34	(2.79)	0.05	(g)

Total from investment operations	1.10	0.38	0.94	(2.36)	0.29

Net Asset Value, end of period	$15.70	$14.60	$14.22	$13.28	$15.64

Total Return(b)	7.53%	2.67%	7.08%	(15.09)%	1.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$29	$19	$13	$9	$5
Average net assets (in millions)	$24	$16	$11	$8	$2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%	0.68%	0.68%	0.68%	0.66	%(h)
Expenses before waivers and/or expense reimbursement	0.68%	0.68%	0.68%	0.68%	0.66	%(h)
Net investment income (loss)	4.64%	4.76%	4.43%	3.08%	2.24	%(h)
Portfolio turnover rate(d)(e)	96%	111%	224%	182%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)	Commencement of offering.
(g)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A204

PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 97.2%
Aerospace & Defense — 1.0%
AAR Corp.*	33,681	$2,788,450
Mercury Systems, Inc.*(a)	45,500	3,321,955
Moog, Inc. (Class A Stock)	24,544	5,977,691
National Presto Industries, Inc.	4,657	497,181

		12,585,277

Air Freight & Logistics — 0.2%
Forward Air Corp.*	18,051	451,275
Hub Group, Inc. (Class A Stock)	52,730	2,246,825

		2,698,100

Automobile Components — 1.4%
Adient PLC*	68,400	1,311,228
American Axle & Manufacturing Holdings, Inc.*(a)	102,450	656,705
Dana, Inc.(a)	100,900	2,397,384
Dorman Products, Inc.*(a)	24,131	2,972,698
Fox Factory Holding Corp.*	36,100	617,671
Gentherm, Inc.*	26,319	957,222
LCI Industries(a)	20,838	2,528,483
Patrick Industries, Inc.(a)	28,745	3,116,820
Phinia, Inc.	33,500	2,100,115
Standard Motor Products, Inc.	18,023	664,148
XPEL, Inc.*	21,952	1,095,624

		18,418,098

Automobiles — 0.1%
Winnebago Industries, Inc.	24,196	980,422

Banks — 8.4%
Ameris Bancorp	55,452	4,118,420
Atlantic Union Bankshares Corp.(a)	123,068	4,344,300
Axos Financial, Inc.*	48,680	4,194,269
Banc of California, Inc.	115,950	2,236,675
BancFirst Corp.(a)	17,867	1,894,259
Bancorp, Inc. (The)*	37,926	2,560,764
Bank of Hawaii Corp.	34,300	2,345,091
BankUnited, Inc.	64,937	2,894,242
Banner Corp.	29,837	1,869,586
Beacon Financial Corp.	72,539	1,912,853
Capitol Federal Financial, Inc.	106,681	726,498
Cathay General Bancorp(a)	58,750	2,842,912
Central Pacific Financial Corp.	23,834	742,667
City Holding Co.	12,518	1,492,146
Community Financial System, Inc.(a)	45,636	2,621,332
Customers Bancorp, Inc.*(a)	27,446	2,006,852
CVB Financial Corp.	111,073	2,065,958
Dime Community Bancshares, Inc.	34,990	1,052,849
Eagle Bancorp, Inc.	24,085	515,901
FB Financial Corp.	34,855	1,944,909
First Bancorp(a)	35,662	1,811,273
First BanCorp. (Puerto Rico)(a)	135,511	2,809,143
First Commonwealth Financial Corp.	90,932	1,533,114
First Financial Bancorp	89,174	2,231,133
First Hawaiian, Inc.	107,632	2,723,090
First Interstate BancSystem, Inc. (Class A Stock)(a)	77,300	2,674,580
Fulton Financial Corp.(a)	157,250	3,039,642

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Hanmi Financial Corp.	26,552	$717,701
Heritage Financial Corp.	29,236	691,431
Hilltop Holdings, Inc.	37,059	1,257,782
Hope Bancorp, Inc.	110,695	1,213,217
Independent Bank Corp.	42,785	3,126,728
Lakeland Financial Corp.(a)	22,028	1,256,918
National Bank Holdings Corp. (Class A Stock)	32,819	1,247,450
NBT Bancorp, Inc.	45,117	1,873,258
Northwest Bancshares, Inc.	127,773	1,533,276
OFG Bancorp (Puerto Rico)	38,256	1,567,731
Park National Corp.	12,325	1,875,619
Pathward Financial, Inc.	19,503	1,384,713
Preferred Bank	9,998	944,111
Provident Financial Services, Inc.	114,009	2,251,678
Renasant Corp.(a)	82,045	2,889,625
S&T Bancorp, Inc.	33,429	1,315,431
Seacoast Banking Corp. of Florida(a)	83,657	2,628,503
ServisFirst Bancshares, Inc.(a)	43,371	3,113,604
Simmons First National Corp. (Class A Stock)	124,949	2,355,289
Southside Bancshares, Inc.	24,293	738,264
Stellar Bancorp, Inc.	39,892	1,234,258
Tompkins Financial Corp.	10,913	791,411
Triumph Financial, Inc.*(a)	19,695	1,233,498
TrustCo Bank Corp.(a)	16,430	679,052
Trustmark Corp.	51,933	2,022,790
United Community Banks, Inc.(a)	104,908	3,275,228
WaFd, Inc.	68,741	2,201,774
Westamerica BanCorp	21,455	1,026,193
WSFS Financial Corp.	47,210	2,607,880

		110,258,871

Beverages — 0.0%
National Beverage Corp.*	20,203	644,274

Biotechnology — 3.9%
ACADIA Pharmaceuticals, Inc.*	107,750	2,878,002
ADMA Biologics, Inc.*(a)	206,100	3,759,264
Alkermes PLC*	142,550	3,988,549
Arcus Biosciences, Inc.*	73,723	1,756,819
Arrowhead Pharmaceuticals, Inc.*	119,400	7,926,966
Catalyst Pharmaceuticals, Inc.*	99,369	2,319,272
Dynavax Technologies Corp.*	87,010	1,338,214
Krystal Biotech, Inc.*(a)	22,240	5,483,050
Myriad Genetics, Inc.*	82,794	509,183
Protagonist Therapeutics, Inc.*(a)	50,500	4,410,670
PTC Therapeutics, Inc.*(a)	69,350	5,267,826
Sarepta Therapeutics, Inc.*(a)	90,500	1,947,560
TG Therapeutics, Inc.*(a)	117,150	3,492,241
Veracyte, Inc.*(a)	67,850	2,856,485
Vericel Corp.*	44,036	1,585,736
Vir Biotechnology, Inc.*	84,017	506,623
Xencor, Inc.*	62,305	953,890

		50,980,350

Broadline Retail — 0.5%
Etsy, Inc.*	85,600	4,745,664

SEE NOTES TO FINANCIAL STATEMENTS.

A205

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Broadline Retail (cont’d.)
Kohl’s Corp.	97,800	$1,996,098

		6,741,762

Building Products — 2.6%
American Woodmark Corp.*	12,670	682,913
Apogee Enterprises, Inc.	18,995	691,608
Armstrong World Industries, Inc.	37,360	7,139,496
AZZ, Inc.(a)	25,921	2,778,213
CSW Industrials, Inc.(a)	14,390	4,223,897
Gibraltar Industries, Inc.*	25,483	1,259,879
Griffon Corp.	33,755	2,486,056
Hayward Holdings, Inc.*	172,200	2,660,490
Insteel Industries, Inc.	16,743	530,251
Masterbrand, Inc.*(a)	110,637	1,221,432
Quanex Building Products Corp.(a)	39,477	607,156
Resideo Technologies, Inc.*(a)	118,207	4,151,430
Zurn Elkay Water Solutions Corp.(a)	128,800	5,987,912

		34,420,733

Capital Markets — 3.2%
Acadian Asset Management, Inc.	23,131	1,087,157
Artisan Partners Asset Management, Inc. (Class A Stock)	60,850	2,479,029
BGC Group, Inc. (Class A Stock)	310,350	2,771,426
Cohen & Steers, Inc.(a)	23,650	1,484,747
Donnelley Financial Solutions, Inc.*	22,886	1,068,547
MarketAxess Holdings, Inc.	32,070	5,812,687
Moelis & Co. (Class A Stock)	64,050	4,402,797
Piper Sandler Cos.	14,352	4,875,518
PJT Partners, Inc. (Class A Stock)(a)	20,990	3,509,528
StepStone Group, Inc. (Class A Stock)	62,400	4,004,208
StoneX Group, Inc.*(a)	40,075	3,812,335
Victory Capital Holdings, Inc. (Class A Stock)(a)	41,500	2,618,235
Virtu Financial, Inc. (Class A Stock)(a)	68,650	2,287,418
Virtus Investment Partners, Inc.	5,533	902,709
WisdomTree, Inc.(a)	99,198	1,209,224

		42,325,565

Chemicals — 3.5%
Balchem Corp.	28,025	4,297,914
Celanese Corp.(a)	94,550	3,997,574
Chemours Co. (The)(a)	130,650	1,540,364
Eastman Chemical Co.	98,500	6,287,255
Element Solutions, Inc.(a)	196,150	4,901,788
FMC Corp.(a)	107,850	1,495,880
Hawkins, Inc.(a)	18,024	2,560,489
HB Fuller Co.	46,578	2,769,528
Ingevity Corp.*	31,050	1,837,539
Innospec, Inc.	21,619	1,654,718
Koppers Holdings, Inc.	17,669	478,477
Minerals Technologies, Inc.	26,871	1,637,787
Quaker Chemical Corp.(a)	11,955	1,641,541
Sensient Technologies Corp.	36,670	3,445,147
Solstice Advanced Materials, Inc.*	137,100	6,660,318
Stepan Co.	18,829	891,741

		46,098,060

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	52,862	$2,236,063
Brady Corp. (Class A Stock)	37,780	2,960,819
Casella Waste Systems, Inc. (Class A Stock)*	53,990	5,287,780
CoreCivic, Inc.*	90,323	1,726,072
Deluxe Corp.	38,734	864,930
Enviri Corp.*	70,376	1,261,138
GEO Group, Inc. (The)*	119,867	1,932,256
Healthcare Services Group, Inc.*	60,839	1,163,242
HNI Corp.	59,447	2,499,152
Interface, Inc.	50,400	1,407,168
Liquidity Services, Inc.*	20,391	618,051
MillerKnoll, Inc.	58,967	1,077,917
OPENLANE, Inc.*	91,787	2,733,417
Pitney Bowes, Inc.(a)	127,875	1,351,639
UniFirst Corp.	12,573	2,425,332
Vestis Corp.	96,750	645,322

		30,190,298

Communications Equipment — 1.2%
Calix, Inc.*	52,050	2,755,007
Digi International, Inc.*(a)	32,048	1,387,358
Extreme Networks, Inc.*	114,028	1,898,566
Harmonic, Inc.*	98,258	971,772
NetScout Systems, Inc.*	59,587	1,612,424
Viasat, Inc.*	115,965	3,996,154
Viavi Solutions, Inc.*(a)	192,787	3,435,464

		16,056,745

Construction & Engineering — 1.9%
Arcosa, Inc.(a)	42,323	4,499,781
Everus Construction Group, Inc.*(a)	44,012	3,765,667
Granite Construction, Inc.(a)	37,814	4,361,845
MYR Group, Inc.*	13,400	2,927,900
Primoris Services Corp.(a)	46,670	5,793,614
WillScot Holdings Corp.(a)	157,250	2,961,017

		24,309,824

Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	39,430	2,919,003
Encore Capital Group, Inc.*	19,083	1,037,161
Enova International, Inc.*	21,603	3,395,991
EZCORP, Inc. (Class A Stock)*	50,532	981,331
Navient Corp.(a)	59,850	778,050
PRA Group, Inc.*	33,743	596,914
PROG Holdings, Inc.	34,479	1,016,786
World Acceptance Corp.*	2,654	372,595

		11,097,831

Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	28,928	1,538,102
Chefs’ Warehouse, Inc. (The)*(a)	31,527	1,965,078
Grocery Outlet Holding Corp.*(a)	84,700	855,470
PriceSmart, Inc.(a)	21,749	2,667,950
United Natural Foods, Inc.*	52,286	1,760,469

		8,787,069

SEE NOTES TO FINANCIAL STATEMENTS.

A206

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Containers & Packaging — 0.5%
O-I Glass, Inc.*	134,475	$1,984,851
Sealed Air Corp.	127,050	5,263,681

		7,248,532

Distributors — 0.5%
LKQ Corp.	221,100	6,677,220

Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.*	31,050	3,212,744
Frontdoor, Inc.*(a)	62,252	3,591,318
Matthews International Corp. (Class A Stock)(a)	26,557	693,669
Mister Car Wash, Inc.*	85,106	473,189
Perdoceo Education Corp.	52,506	1,540,001
Strategic Education, Inc.	20,325	1,630,065
Stride, Inc.*(a)	37,180	2,414,097

		13,555,083

Diversified REITs — 0.7%
Alexander & Baldwin, Inc.	62,805	1,296,295
American Assets Trust, Inc.	40,702	770,489
Armada Hoffler Properties, Inc.	72,554	480,308
Essential Properties Realty Trust, Inc.(a)	171,135	5,075,864
Global Net Lease, Inc.(a)	172,210	1,481,006

		9,103,962

Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	41,446	893,575
Iridium Communications, Inc.	90,450	1,572,021
Lumen Technologies, Inc.*	815,418	6,335,798
Uniti Group, Inc.*(a)	156,193	1,094,913

		9,896,307

Electric Utilities — 0.5%
Hawaiian Electric Industries, Inc.*	149,100	1,833,930
MGE Energy, Inc.	31,550	2,474,151
Otter Tail Corp.(a)	36,099	2,917,160

		7,225,241

Electrical Equipment — 0.6%
Powell Industries, Inc.(a)	8,120	2,588,494
Sunrun, Inc.*(a)	199,250	3,666,200
Vicor Corp.*(a)	19,550	2,142,680

		8,397,374

Electronic Equipment, Instruments & Components — 4.5%
Advanced Energy Industries, Inc.(a)	32,516	6,807,875
Arlo Technologies, Inc.*(a)	90,888	1,271,523
Badger Meter, Inc.	25,453	4,439,258
Benchmark Electronics, Inc.(a)	31,015	1,326,201
CTS Corp.	25,426	1,090,013
ePlus, Inc.	22,744	1,994,649
Insight Enterprises, Inc.*	26,681	2,173,701
Itron, Inc.*(a)	39,480	3,666,113
Knowles Corp.*(a)	74,949	1,606,157
Mirion Technologies, Inc.*(a)	214,050	5,013,051
OSI Systems, Inc.*(a)	13,782	3,515,237
PC Connection, Inc.	9,962	575,405

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Plexus Corp.*	23,302	$3,425,394
Ralliant Corp	97,350	4,956,088
Rogers Corp.*	14,455	1,323,644
Sanmina Corp.*	47,128	7,072,499
ScanSource, Inc.*	17,831	696,479
TTM Technologies, Inc.*	89,192	6,154,248
Vishay Intertechnology, Inc.	107,800	1,562,022

		58,669,557

Energy Equipment & Services — 2.1%
Archrock, Inc.	151,827	3,950,539
Atlas Energy Solutions, Inc.	64,000	602,880
Bristow Group, Inc.*	21,600	790,992
Cactus, Inc. (Class A Stock)(a)	59,200	2,704,256
Core Laboratories, Inc.	40,498	649,183
Helix Energy Solutions Group, Inc.*	119,325	748,168
Helmerich & Payne, Inc.	86,786	2,489,022
Innovex International, Inc.*	34,268	749,441
Kodiak Gas Services, Inc.	71,750	2,683,450
Liberty Energy, Inc.	141,350	2,609,321
Noble Corp. PLC(a)	108,350	3,059,804
Oceaneering International, Inc.*(a)	86,448	2,077,345
Patterson-UTI Energy, Inc.	298,073	1,821,226
RPC, Inc.	75,967	413,260
Tidewater, Inc.*	39,750	2,007,773

		27,356,660

Entertainment — 0.5%
Cinemark Holdings, Inc.	88,421	2,054,904
Madison Square Garden Sports Corp.* .	15,480	4,003,902

		6,058,806

Financial Services — 2.2%
Enact Holdings, Inc.	25,300	1,002,892
EVERTEC, Inc. (Puerto Rico)	55,082	1,602,335
HA Sustainable Infrastructure Capital, Inc.(a)	108,900	3,422,727
Jackson Financial, Inc. (Class A Stock) .	58,710	6,261,421
NCR Atleos Corp.*	63,550	2,421,891
NMI Holdings, Inc.*	66,957	2,731,176
Payoneer Global, Inc.*	254,768	1,431,796
Radian Group, Inc.	116,969	4,209,714
Sezzle, Inc.*	14,750	936,256
Walker & Dunlop, Inc.	29,325	1,763,899
Western Union Co. (The)(a)	274,550	2,556,061

		28,340,168

Food Products — 1.0%
Cal-Maine Foods, Inc.(a)	39,347	3,130,841
Fresh Del Monte Produce, Inc.	28,876	1,028,852
Freshpet, Inc.*(a)	41,950	2,556,014
J & J Snack Foods Corp.	13,592	1,228,309
John B. Sanfilippo & Son, Inc.	7,608	537,125
Simply Good Foods Co. (The)*	79,855	1,603,488
Tootsie Roll Industries, Inc.(a)	16,875	618,131
TreeHouse Foods, Inc.*	38,378	905,337
Vital Farms, Inc.*(a)	32,100	1,025,274

		12,633,371

SEE NOTES TO FINANCIAL STATEMENTS.

A207

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	20,327	$2,535,996
MDU Resources Group, Inc.	176,450	3,444,304
Northwest Natural Holding Co.	35,350	1,652,259

		7,632,559

Ground Transportation — 0.6%
ArcBest Corp.	19,366	1,436,764
Heartland Express, Inc.	39,284	354,735
Hertz Global Holdings, Inc.*(a)	107,350	551,779
Marten Transport Ltd.	49,966	568,613
RXO, Inc.*(a)	141,419	1,787,536
Schneider National, Inc. (Class B Stock)(a)	43,450	1,152,728
Werner Enterprises, Inc.(a)	52,200	1,566,522

		7,418,677

Health Care Equipment & Supplies — 3.2%
Artivion, Inc.*	36,234	1,652,633
Avanos Medical, Inc.*	41,848	469,953
CONMED Corp.(a)	27,005	1,096,403
Embecta Corp.(a)	50,512	600,083
Enovis Corp.*(a)	49,350	1,314,684
Glaukos Corp.*(a)	49,524	5,591,755
ICU Medical, Inc.*(a)	21,320	3,041,724
Inspire Medical Systems, Inc.*(a)	22,660	2,089,932
Integer Holdings Corp.*	30,253	2,372,743
Integra LifeSciences Holdings Corp.*	59,150	734,643
LeMaitre Vascular, Inc.	17,983	1,458,421
Merit Medical Systems, Inc.*	51,150	4,508,361
Neogen Corp.*	189,600	1,325,304
Omnicell, Inc.*	38,750	1,755,375
QuidelOrtho Corp.*	59,150	1,689,324
STAAR Surgical Co.*(a)	43,250	998,642
Tandem Diabetes Care, Inc.*(a)	59,844	1,315,371
Teleflex, Inc.	38,170	4,658,267
TransMedics Group, Inc.*(a)	29,440	3,581,376
UFP Technologies, Inc.*(a)	6,730	1,494,262

		41,749,256

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.*(a)	80,600	1,143,714
AdaptHealth Corp.*	93,765	933,899
Addus HomeCare Corp.*(a)	15,851	1,702,239
AMN Healthcare Services, Inc.*	33,903	534,311
Astrana Health, Inc.*(a)	37,015	918,342
BrightSpring Health Services, Inc.*(a)	98,100	3,673,845
Concentra Group Holdings Parent, Inc.	102,774	2,022,592
CorVel Corp.*	26,904	1,820,594
National HealthCare Corp.	10,800	1,480,572
NeoGenomics, Inc.*	114,355	1,344,815
Pediatrix Medical Group, Inc.*	73,582	1,573,919
Privia Health Group, Inc.*(a)	99,600	2,361,516
Progyny, Inc.*	69,800	1,792,464
RadNet, Inc.*(a)	59,632	4,254,743
Select Medical Holdings Corp.	93,737	1,391,995
U.S. Physical Therapy, Inc.(a)	13,174	1,028,758

		27,978,318

	Shares	Value

COMMON STOCKS (continued)
Health Care REITs — 0.8%
CareTrust REIT, Inc.(a)	192,885	$6,974,722
LTC Properties, Inc.	39,658	1,363,442
Medical Properties Trust, Inc.(a)	430,300	2,151,500
Universal Health Realty Income Trust	11,000	431,310

		10,920,974

Health Care Technology — 0.4%
Certara, Inc.*(a)	105,145	926,327
HealthStream, Inc.	20,371	469,959
Schrodinger, Inc.*(a)	48,350	864,498
Waystar Holding Corp.*	99,650	3,263,538

		5,524,322

Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc.(a)	190,300	2,255,055
DiamondRock Hospitality Co.	178,904	1,602,980
Pebblebrook Hotel Trust(a)	98,081	1,110,277
Ryman Hospitality Properties, Inc.(a)	54,370	5,144,489
Summit Hotel Properties, Inc.	92,399	449,983
Sunstone Hotel Investors, Inc.	165,842	1,482,627
Xenia Hotels & Resorts, Inc.	83,605	1,182,175

		13,227,586

Hotels, Restaurants & Leisure — 2.2%
BJ’s Restaurants, Inc.*(a)	18,975	747,615
Bloomin’ Brands, Inc.	65,918	406,714
Brinker International, Inc.*	38,394	5,510,307
Caesars Entertainment, Inc.*	176,300	4,123,657
Cheesecake Factory, Inc. (The)(a)	39,535	1,995,727
Cracker Barrel Old Country Store, Inc.(a)	19,166	486,816
Dave & Buster’s Entertainment, Inc.*(a)	23,249	376,866
Golden Entertainment, Inc.	17,596	478,435
Marriott Vacations Worldwide Corp.	23,900	1,378,791
Monarch Casino & Resort, Inc.	10,839	1,037,292
Papa John’s International, Inc.(a)	28,250	1,087,343
Penn Entertainment, Inc.*	110,300	1,626,925
Pursuit Attractions & Hospitality, Inc.*	18,516	623,619
Red Rock Resorts, Inc. (Class A Stock)(a)	41,700	2,583,315
Sabre Corp.*	343,956	467,780
Shake Shack, Inc. (Class A Stock)*(a)	34,739	2,819,765
Six Flags Entertainment Corp.*(a)	88,400	1,356,056
United Parks & Resorts, Inc.*(a)	23,600	856,680
Wendy’s Co. (The)	138,050	1,149,957

		29,113,660

Household Durables — 2.9%
Cavco Industries, Inc.*(a)	6,740	3,981,588
Century Communities, Inc.	22,141	1,314,068
Champion Homes, Inc.*(a)	48,250	4,077,125
Dream Finders Homes, Inc. (Class A Stock)*(a)	24,750	423,225
Ethan Allen Interiors, Inc.(a)	20,623	471,029
Green Brick Partners, Inc.*(a)	26,434	1,656,355
Installed Building Products, Inc.(a)	19,563	5,074,447
La-Z-Boy, Inc.	35,517	1,323,719
Leggett & Platt, Inc.	118,150	1,299,650

SEE NOTES TO FINANCIAL STATEMENTS.

A208

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
LGI Homes, Inc.*	17,520	$752,659
M/I Homes, Inc.*	22,793	2,916,364
Meritage Homes Corp.	60,796	4,000,377
Mohawk Industries, Inc.*	44,850	4,902,105
Newell Brands, Inc.(a)	365,900	1,361,148
Sonos, Inc.*	104,393	1,833,141
Tri Pointe Homes, Inc.*	74,205	2,335,231

		37,722,231

Household Products — 0.5%
Central Garden & Pet Co.*	6,816	219,134
Central Garden & Pet Co. (Class A Stock)*	45,052	1,315,068
Energizer Holdings, Inc.(a)	53,000	1,054,170
Reynolds Consumer Products, Inc.	47,200	1,081,824
WD-40 Co.	11,686	2,300,974

		5,971,170

Independent Power & Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. (Class A Stock)	29,750	934,745
Clearway Energy, Inc. (Class C Stock)(a)	72,650	2,416,339

		3,351,084

Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.(a)	24,182	1,145,260
LXP Industrial Trust	51,087	2,532,893
Terreno Realty Corp.(a)	89,300	5,242,803

		8,920,956

Insurance — 2.5%
AMERISAFE, Inc.	16,297	625,968
Assured Guaranty Ltd.	38,615	3,470,330
Employers Holdings, Inc.	19,410	837,929
Genworth Financial, Inc.*	344,963	3,115,016
Goosehead Insurance, Inc. (Class A Stock)(a)	21,360	1,573,164
HCI Group, Inc.	9,374	1,796,902
Horace Mann Educators Corp.	35,511	1,639,898
Lincoln National Corp.	145,700	6,488,021
Mercury General Corp.	22,785	2,143,157
Palomar Holdings, Inc.*(a)	23,129	3,116,864
ProAssurance Corp.*	45,594	1,101,551
Safety Insurance Group, Inc.	12,834	999,897
SiriusPoint Ltd. (Sweden)*	90,693	1,985,270
Stewart Information Services Corp.	24,026	1,688,067
Trupanion, Inc.*(a)	29,265	1,093,633
United Fire Group, Inc.	19,348	703,300

		32,378,967

Interactive Media & Services — 0.9%
Angi, Inc.*	32,083	414,833
Cargurus, Inc.*	70,150	2,690,253
Cars.com, Inc.*	49,300	601,460
IAC, Inc.*(a)	56,300	2,201,330
QuinStreet, Inc.*	49,176	706,659
Shutterstock, Inc	20,791	397,108
TripAdvisor, Inc.*	101,350	1,475,656

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Yelp, Inc.*	50,432	$1,532,628
Ziff Davis, Inc.*	34,100	1,198,615

		11,218,542

IT Services — 0.4%
DigitalOcean Holdings, Inc.*	58,850	2,831,862
DXC Technology Co.*	150,400	2,203,360
Grid Dynamics Holdings, Inc.*	56,200	507,486

		5,542,708

Leisure Products — 0.2%
Acushnet Holdings Corp.(a)	23,650	1,887,743
Topgolf Callaway Brands Corp.*(a)	121,950	1,423,156

		3,310,899

Life Sciences Tools & Services — 0.3%
Azenta, Inc.*(a)	35,600	1,184,056
BioLife Solutions, Inc.*	32,947	796,658
Cytek Biosciences, Inc.*	96,257	486,098
Fortrea Holdings, Inc.*	78,400	1,352,400

		3,819,212

Machinery — 4.2%
Alamo Group, Inc.	9,305	1,562,030
Albany International Corp. (Class A Stock)	24,769	1,255,788
Astec Industries, Inc.	19,565	847,556
Enerpac Tool Group Corp.	45,746	1,749,327
Enpro, Inc.(a)	18,177	3,892,241
ESCO Technologies, Inc.(a)	22,298	4,356,806
Federal Signal Corp.(a)	52,503	5,701,301
Franklin Electric Co., Inc.	33,035	3,155,834
Gates Industrial Corp. PLC*(a)	222,450	4,776,002
Greenbrier Cos., Inc. (The)	26,931	1,258,755
Hillenbrand, Inc.	61,359	1,946,307
JBT Marel Corp.(a)	44,880	6,762,070
Kadant, Inc.(a)	10,170	2,898,653
Kennametal, Inc.	65,655	1,865,259
Lindsay Corp.(a)	9,382	1,105,856
Mueller Water Products, Inc. (Class A Stock)	135,000	3,215,700
Proto Labs, Inc.*	20,604	1,042,356
Standex International Corp.(a)	10,511	2,283,830
Tennant Co.	15,595	1,149,352
Titan International, Inc.*	44,126	345,507
Trinity Industries, Inc.	70,553	1,865,421
Worthington Enterprises, Inc.	27,100	1,397,547

		54,433,498

Marine Transportation — 0.2%
Matson, Inc.(a)	26,928	3,326,954

Media — 0.5%
Cable One, Inc.(a)	3,980	449,143
DoubleVerify Holdings, Inc.*	118,389	1,354,370
John Wiley & Sons, Inc. (Class A Stock)	35,400	1,084,302
Scholastic Corp.	19,669	582,793

SEE NOTES TO FINANCIAL STATEMENTS.

A209

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
TEGNA, Inc.	139,100	$2,699,931

		6,170,539

Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc.*	9,320	1,862,882
Century Aluminum Co.*	46,318	1,814,739
Kaiser Aluminum Corp.	13,861	1,592,075
Materion Corp.	18,088	2,248,700
Metallus, Inc.*	31,033	532,526
SunCoke Energy, Inc.	73,126	526,507
Warrior Met Coal, Inc.	45,406	4,003,447
Worthington Steel, Inc.	28,400	983,208

		13,564,084

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Adamas Trust, Inc.	73,330	535,309
Apollo Commercial Real Estate Finance, Inc.	112,796	1,091,865
Arbor Realty Trust, Inc.(a)	167,850	1,302,516
ARMOUR Residential REIT, Inc.(a)	97,796	1,730,011
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	137,700	2,634,201
Ellington Financial, Inc.(a)	84,930	1,153,349
Franklin BSP Realty Trust, Inc.	71,025	712,381
KKR Real Estate Finance Trust, Inc.(a)	47,558	390,927
PennyMac Mortgage Investment Trust(a)	75,156	943,208
Redwood Trust, Inc.(a)	112,813	623,856
Two Harbors Investment Corp.(a)	89,829	943,205

		12,060,828

Multi-Utilities — 0.3%
Avista Corp.	70,054	2,699,881
Unitil Corp.	15,411	746,509

		3,446,390

Office REITs — 0.7%
Brandywine Realty Trust(a)	150,011	438,032
Douglas Emmett, Inc.(a)	144,500	1,588,055
Easterly Government Properties, Inc.	37,917	803,461
Highwoods Properties, Inc.	94,900	2,450,318
JBG SMITH Properties	51,111	869,398
SL Green Realty Corp.(a)	61,343	2,813,804

		8,963,068

Oil, Gas & Consumable Fuels — 2.3%
California Resources Corp.	67,800	3,031,338
Comstock Resources, Inc.*(a)	69,079	1,601,251
Core Natural Resources, Inc.	44,449	3,934,181
Crescent Energy Co. (Class A
Stock)(a)	207,592	1,741,697
CVR Energy, Inc.*(a)	26,330	669,835
Dorian LPG Ltd.	32,012	779,172
International Seaways, Inc.(a)	35,300	1,713,815
Kinetik Holdings, Inc.	39,250	1,414,963
Magnolia Oil & Gas Corp. (Class A Stock)(a)	158,200	3,462,998
Northern Oil & Gas, Inc.(a)	84,754	1,819,668

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Par Pacific Holdings, Inc.*	43,396	$1,524,936
Peabody Energy Corp.	105,000	3,118,500
REX American Resources Corp.*	24,686	797,852
SM Energy Co.	99,252	1,856,012
Talos Energy, Inc.*(a)	109,420	1,205,808
World Kinect Corp.(a)	48,470	1,135,652

		29,807,678

Paper & Forest Products — 0.1%
Sylvamo Corp.	28,572	1,375,742

Passenger Airlines — 0.5%
Allegiant Travel Co.*(a)	11,746	1,001,582
JetBlue Airways Corp.*(a)	254,000	1,155,700
SkyWest, Inc.*	34,876	3,501,899
Sun Country Airlines Holdings, Inc.*	46,521	669,437

		6,328,618

Personal Care Products — 0.2%
Edgewell Personal Care Co.	40,115	683,961
Interparfums, Inc.(a)	15,807	1,340,908

		2,024,869

Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals, Inc.*	31,208	835,750
ANI Pharmaceuticals, Inc.*(a)	15,480	1,221,991
Collegium Pharmaceutical, Inc.*	27,469	1,271,815
Corcept Therapeutics, Inc.*(a)	80,992	2,818,522
Harmony Biosciences Holdings, Inc.*	34,029	1,273,365
Indivior PLC (United Kingdom)*	107,850	3,869,658
Innoviva, Inc.*	61,356	1,226,506
Ligand Pharmaceuticals, Inc.*(a)	16,921	3,199,253
Organon & Co.	224,450	1,609,307
Pacira BioSciences, Inc.*	37,118	960,614
Perrigo Co. PLC(a)	118,850	1,654,392
Phibro Animal Health Corp. (Class A Stock)	17,550	655,668
Prestige Consumer Healthcare, Inc.*(a).	41,530	2,561,986
Supernus Pharmaceuticals, Inc.*	49,500	2,460,150

		25,618,977

Professional Services — 1.4%
Amentum Holdings, Inc.*	132,400	3,839,600
CSG Systems International, Inc.(a)	23,631	1,812,261
Insperity, Inc.	30,900	1,196,448
Korn Ferry	45,182	2,982,916
ManpowerGroup, Inc.	40,400	1,201,092
Robert Half, Inc.	86,350	2,345,266
Upwork, Inc.*(a)	112,850	2,236,687
Verra Mobility Corp.*	137,763	3,087,269

		18,701,539

Real Estate Management & Development — 0.6%
Cushman & Wakefield Ltd.*	199,957	3,237,304
eXp World Holdings, Inc.(a)	77,650	702,733
Kennedy-Wilson Holdings, Inc.	105,317	1,018,415
Marcus & Millichap, Inc.	21,580	588,918

SEE NOTES TO FINANCIAL STATEMENTS.

A210

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
St. Joe Co. (The)	34,237	$2,032,651

		7,580,021

Residential REITs — 0.3%
Centerspace	14,293	953,629
Elme Communities	78,459	1,365,187
NexPoint Residential Trust, Inc.	18,645	561,214
Veris Residential, Inc.	70,129	1,043,520

		3,923,550

Retail REITs — 1.5%
Acadia Realty Trust	113,076	2,322,581
Curbline Properties Corp.(a)	83,572	1,939,706
Getty Realty Corp.	45,111	1,234,688
Macerich Co. (The)(a)	221,200	4,083,352
Phillips Edison & Co., Inc.	108,450	3,857,567
Saul Centers, Inc.(a)	10,878	342,983
Tanger, Inc.	99,398	3,316,911
Urban Edge Properties	109,816	2,107,369
Whitestone REIT	40,587	563,754

		19,768,911

Semiconductors & Semiconductor Equipment — 3.8%
ACM Research, Inc. (Class A Stock)*(a)	45,450	1,793,003
Alpha & Omega Semiconductor Ltd.*	21,745	430,768
Axcelis Technologies, Inc.*(a)	26,650	2,141,061
Cohu, Inc.*	40,752	948,299
Diodes, Inc.*	40,350	1,990,869
Enphase Energy, Inc.*(a)	112,900	3,618,445
FormFactor, Inc.*	66,543	3,711,769
Ichor Holdings Ltd.*	29,401	541,860
Impinj, Inc.*(a)	23,140	4,026,591
Kulicke & Soffa Industries, Inc. (Singapore)	45,484	2,072,251
MaxLinear, Inc.*	69,905	1,218,444
PDF Solutions, Inc.*	28,218	805,060
Penguin Solutions, Inc.*	41,630	814,283
Photronics, Inc.*	50,921	1,629,472
Power Integrations, Inc.(a)	47,800	1,698,812
Qorvo, Inc.*	72,800	6,152,328
Semtech Corp.*	74,796	5,511,717
SiTime Corp.*(a)	18,860	6,661,163
SolarEdge Technologies, Inc.*	51,700	1,491,545
Ultra Clean Holdings, Inc.*	39,550	1,001,802
Veeco Instruments, Inc.*(a)	52,499	1,500,421

		49,759,963

Software — 3.7%
A10 Networks, Inc.(a)	62,296	1,102,016
ACI Worldwide, Inc.*(a)	89,100	4,259,871
Adeia, Inc.	94,459	1,629,418
Agilysys, Inc.*(a)	21,893	2,601,764
Alarm.com Holdings, Inc.*	43,039	2,195,850
BlackLine, Inc.*	43,150	2,385,764
Box, Inc. (Class A Stock)*(a)	125,050	3,740,245
Cleanspark, Inc.*(a)	242,750	2,456,630
Clear Secure, Inc. (Class A Stock)	76,550	2,685,374

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
InterDigital, Inc.(a)	22,285	$7,095,098
LiveRamp Holdings, Inc.*	54,944	1,613,705
MARA Holdings, Inc.*(a)	326,650	2,933,317
N-able, Inc.*	64,288	480,874
NCR Voyix Corp.*(a)	120,650	1,230,630
Progress Software Corp.*(a)	37,212	1,598,628
Q2 Holdings, Inc.*	53,900	3,889,424
Sprinklr, Inc. (Class A Stock)*	105,950	824,291
SPS Commerce, Inc.*	32,743	2,918,384
Teradata Corp.*	80,500	2,450,420

		48,091,703

Specialized REITs — 0.7%
Four Corners Property Trust, Inc.	89,625	2,066,753
Millrose Properties, Inc.	133,150	3,977,190
Outfront Media, Inc.	125,604	3,027,056
Safehold, Inc.	39,633	542,576

		9,613,575

Specialty Retail — 3.3%
Academy Sports & Outdoors, Inc.(a)	57,410	2,868,204
Advance Auto Parts, Inc.(a)	51,800	2,035,740
American Eagle Outfitters, Inc.	136,029	3,587,085
Asbury Automotive Group, Inc.*(a)	16,786	3,903,249
Boot Barn Holdings, Inc.*(a)	26,387	4,656,514
Buckle, Inc. (The)(a)	26,227	1,401,046
CarMax, Inc.*	126,800	4,899,552
Group 1 Automotive, Inc.	10,679	4,200,051
Guess?, Inc.	25,075	420,006
MarineMax, Inc.*	17,009	412,128
Monro, Inc.	25,855	518,134
National Vision Holdings, Inc.*	68,358	1,765,004
Sally Beauty Holdings, Inc.*(a)	86,361	1,231,508
Signet Jewelers Ltd.(a)	35,530	2,944,726
Sonic Automotive, Inc. (Class A Stock)(a)	12,836	794,035
Upbound Group, Inc.	45,499	798,962
Urban Outfitters, Inc.*(a)	46,455	3,496,203
Victoria’s Secret & Co.*	69,700	3,775,649

		43,707,796

Technology Hardware, Storage & Peripherals — 0.0%
Corsair Gaming, Inc.*	41,902	248,898

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	32,100	1,041,003
G-III Apparel Group Ltd.	32,906	952,958
Kontoor Brands, Inc.(a)	44,030	2,689,793
Oxford Industries, Inc.(a)	11,980	409,716
Steven Madden Ltd.(a)	62,747	2,612,785
Under Armour, Inc. (Class A Stock)*(a)	163,100	810,607
Under Armour, Inc. (Class C Stock)*(a)	102,200	490,560
Wolverine World Wide, Inc.(a)	70,904	1,286,907

		10,294,329

Tobacco — 0.1%
Universal Corp.	21,490	1,133,597

Trading Companies & Distributors — 1.1%
Air Lease Corp.	90,700	5,825,661

SEE NOTES TO FINANCIAL STATEMENTS.

A211

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Boise Cascade Co.(a)	32,234	$2,372,422
DNOW, Inc.*	158,783	2,103,875
DXP Enterprises, Inc.*	11,092	1,217,791
Rush Enterprises, Inc. (Class A Stock)(a)	52,150	2,812,971

		14,332,720

Water Utilities — 0.5%
American States Water Co.	33,402	2,420,977
California Water Service Group(a)	51,377	2,226,165
H2O America	28,635	1,402,829
Middlesex Water Co.	15,557	784,384

		6,834,355

Wireless Telecommunication Services — 0.3%
Gogo, Inc.*	65,144	303,571
Shenandoah Telecommunications Co.	39,338	454,747
Telephone & Data Systems, Inc.(a)	84,860	3,479,260

		4,237,578

TOTAL COMMON STOCKS (cost $923,314,638)		1,272,906,461

UNAFFILIATED EXCHANGE-TRADED FUND — 1.9%
iShares Core S&P Small-Cap ETF	210,000	25,237,800

(cost $24,094,067)

TOTAL LONG-TERM INVESTMENTS—99.1% (cost $947,408,705)		1,298,144,261

SHORT-TERM INVESTMENTS — 31.4%
AFFILIATED MUTUAL FUNDS — 31.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	10,000,247	10,000,247
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $399,800,108; includes $398,368,376 of cash collateral for securities on loan)(b)(wb)	400,268,989	400,028,828

TOTAL AFFILIATED MUTUAL FUNDS (cost $409,800,355)		410,029,075

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
3.651%	03/05/26	1,200	$1,192,704

(cost $1,192,404)

TOTAL SHORT-TERM INVESTMENTS (cost $410,992,759)			411,221,779

TOTAL INVESTMENTS—130.5% (cost $1,358,401,464)			1,709,366,040

Liabilities in excess of other assets(z) — (30.5)%			(399,026,366)

NET ASSETS — 100.0%			$1,310,339,674

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $382,554,090; cash collateral of $398,368,376 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
85	Russell 2000 E-Mini Index	Mar. 2026	$10,616,500	$(237,171)

SEE NOTES TO FINANCIAL STATEMENTS.

A212

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS	$—	$1,192,704

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$12,585,277	$—	$—
Air Freight & Logistics	2,698,100	—	—
Automobile Components	18,418,098	—	—
Automobiles	980,422	—	—
Banks	110,258,871	—	—
Beverages	644,274	—	—
Biotechnology	50,980,350	—	—
Broadline Retail	6,741,762	—	—
Building Products	34,420,733	—	—
Capital Markets	42,325,565	—	—
Chemicals	46,098,060	—	—
Commercial Services & Supplies	30,190,298	—	—
Communications Equipment	16,056,745	—	—
Construction & Engineering	24,309,824	—	—
Consumer Finance	11,097,831	—	—
Consumer Staples Distribution & Retail	8,787,069	—	—
Containers & Packaging	7,248,532	—	—
Distributors	6,677,220	—	—
Diversified Consumer Services	13,555,083	—	—
Diversified REITs	9,103,962	—	—
Diversified Telecommunication Services	9,896,307	—	—
Electric Utilities	7,225,241	—	—
Electrical Equipment	8,397,374	—	—
Electronic Equipment, Instruments & Components	58,669,557	—	—
Energy Equipment & Services	27,356,660	—	—
Entertainment	6,058,806	—	—
Financial Services	28,340,168	—	—
Food Products	12,633,371	—	—
Gas Utilities	7,632,559	—	—
Ground Transportation	7,418,677	—	—
Health Care Equipment & Supplies	41,749,256	—	—
Health Care Providers & Services	27,978,318	—	—
Health Care REITs	10,920,974	—	—
Health Care Technology	5,524,322	—	—
Hotel & Resort REITs	13,227,586	—	—
Hotels, Restaurants & Leisure	29,113,660	—	—
Household Durables	37,722,231	—	—
Household Products	5,971,170	—	—
Independent Power & Renewable Electricity Producers	3,351,084	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A213

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Industrial REITs	$8,920,956	$—	$—
Insurance	32,378,967	—	—
Interactive Media & Services	11,218,542	—	—
IT Services	5,542,708	—	—
Leisure Products	3,310,899	—	—
Life Sciences Tools & Services	3,819,212	—	—
Machinery	54,433,498	—	—
Marine Transportation	3,326,954	—	—
Media	6,170,539	—	—
Metals & Mining	13,564,084	—	—
Mortgage Real Estate Investment Trusts (REITs)	12,060,828	—	—
Multi-Utilities	3,446,390	—	—
Office REITs	8,963,068	—	—
Oil, Gas & Consumable Fuels	29,807,678	—	—
Paper & Forest Products	1,375,742	—	—
Passenger Airlines	6,328,618	—	—
Personal Care Products	2,024,869	—	—
Pharmaceuticals	25,618,977	—	—
Professional Services	18,701,539	—	—
Real Estate Management & Development	7,580,021	—	—
Residential REITs	3,923,550	—	—
Retail REITs	19,768,911	—	—
Semiconductors & Semiconductor Equipment	49,759,963	—	—
Software	48,091,703	—	—
Specialized REITs	9,613,575	—	—
Specialty Retail	43,707,796	—	—
Technology Hardware, Storage & Peripherals	248,898	—	—
Textiles, Apparel & Luxury Goods	10,294,329	—	—
Tobacco	1,133,597	—	—
Trading Companies & Distributors	14,332,720	—	—
Water Utilities	6,834,355	—	—
Wireless Telecommunication Services	4,237,578	—	—
Unaffiliated Exchange-Traded Fund	25,237,800	—	—
Short-Term Investments
Affiliated Mutual Funds	410,029,075	—	—
U.S. Treasury Obligation	—	1,192,704	—

Total	$1,708,173,336	$1,192,704	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(237,171)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Affiliated Mutual Funds (30.4% represents investments purchased with collateral from securities on loan)	31.3%
Banks	8.4
Electronic Equipment, Instruments & Components	4.5
Machinery	4.2
Biotechnology	3.9

Semiconductors & Semiconductor Equipment	3.8%
Software	3.7
Chemicals	3.5
Specialty Retail	3.3
Capital Markets	3.2
Health Care Equipment & Supplies	3.2

SEE NOTES TO FINANCIAL STATEMENTS.

A214

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Household Durables	2.9%
Building Products	2.6
Insurance	2.5
Commercial Services & Supplies	2.3
Oil, Gas & Consumable Fuels	2.3
Hotels, Restaurants & Leisure	2.2
Financial Services	2.2
Health Care Providers & Services	2.1
Energy Equipment & Services	2.1
Pharmaceuticals	2.0
Unaffiliated Exchange-Traded Fund	1.9
Construction & Engineering	1.9
Retail REITs	1.5
Professional Services	1.4
Automobile Components	1.4
Communications Equipment	1.2
Trading Companies & Distributors	1.1
Metals & Mining	1.0
Diversified Consumer Services	1.0
Hotel & Resort REITs	1.0
Food Products	1.0
Aerospace & Defense	1.0
Mortgage Real Estate Investment Trusts (REITs)	0.9
Interactive Media & Services	0.9
Consumer Finance	0.8
Health Care REITs	0.8
Textiles, Apparel & Luxury Goods	0.8
Diversified Telecommunication Services	0.8
Specialized REITs	0.7
Diversified REITs	0.7
Office REITs	0.7
Industrial REITs	0.7
Consumer Staples Distribution & Retail	0.7
Electrical Equipment	0.6
Gas Utilities	0.6

Real Estate Management & Development	0.6%
Ground Transportation	0.6
Containers & Packaging	0.5
Electric Utilities	0.5
Water Utilities	0.5
Broadline Retail	0.5
Distributors	0.5
Passenger Airlines	0.5
Media	0.5
Entertainment	0.5
Household Products	0.5
IT Services	0.4
Health Care Technology	0.4
Wireless Telecommunication Services	0.3
Residential REITs	0.3
Life Sciences Tools & Services	0.3
Multi-Utilities	0.3
Independent Power & Renewable Electricity Producers	0.3
Marine Transportation	0.2
Leisure Products	0.2
Air Freight & Logistics	0.2
Personal Care Products	0.2
Paper & Forest Products	0.1
U.S. Treasury Obligation	0.1
Tobacco	0.1
Automobiles	0.1
Beverages	0.0 *
Technology Hardware, Storage & Peripherals	0.0 *

130.5
Liabilities in excess of other assets	(30.5)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$237,171	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A215

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,009,566

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(38,574)

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$6,790,424

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$382,554,090	$(382,554,090)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A216

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $382,554,090:
Unaffiliated investments (cost $948,601,109)	$1,299,336,965
Affiliated investments (cost $409,800,355)	410,029,075
Dividends and interest receivable	1,525,130
Receivable for Portfolio shares sold	239,542
Tax reclaim receivable	7,795
Prepaid expenses and other assets	11,987

Total Assets	1,711,150,494

LIABILITIES
Payable to broker for collateral for securities on loan	398,368,376
Accrued expenses and other liabilities	1,682,475
Management fee payable	396,617
Payable for Portfolio shares purchased	164,782
Payable for investments purchased	102,582
Due to broker-variation margin futures	83,725
Payable to affiliate	7,156
Distribution fee payable	3,382
Trustees’ fees payable	1,130
Affiliated transfer agent fee payable	595

Total Liabilities	400,810,820

NET ASSETS	$1,310,339,674

Net assets were comprised of:
Partners’ Equity	$1,310,339,674

Class I:
Net asset value and redemption price per share, $1,294,684,972 / 19,358,944 outstanding shares of beneficial interest	$66.88

Class III:
Net asset value and redemption price per share, $15,654,702 / 236,831 outstanding shares of beneficial interest	$66.10

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $21,932 foreign withholding tax)	$17,236,956
Income from securities lending, net (including affiliated income of $512,724)	532,686
Affiliated dividend income	240,231
Interest income	34,821

Total income	18,044,694

EXPENSES
Management fee	4,322,190
Distribution fee—Class III	34,699
Shareholders’ reports	141,816
Custodian and accounting fees	108,235
Professional fees	46,755
Audit fee	40,773
Trustees’ fees	29,230
Transfer agent’s fees and expenses (including affiliated expense of $7,630)	12,430
Miscellaneous	45,489

Total expenses	4,781,617

NET INVESTMENT INCOME (LOSS)	13,263,077

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $8,385)	96,223,224
Futures transactions	1,009,566

97,232,790

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $9,253)	(37,427,061)
Futures	(38,574)

(37,465,635)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	59,767,155

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,030,232

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$13,263,077	$14,833,952
Net realized gain (loss) on investment transactions	97,232,790	71,791,445
Net change in unrealized appreciation (depreciation) on investments	(37,465,635)	12,546,463

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,030,232	99,171,860

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	62,341,001	42,062,884
Portfolio shares purchased	(95,787,613)	(98,991,223)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(33,446,612)	(56,928,339)

TOTAL INCREASE (DECREASE)	39,583,620	42,243,521
NET ASSETS:
Beginning of year	1,270,756,054	1,228,512,533

End of year	$1,310,339,674	$1,270,756,054

SEE NOTES TO FINANCIAL STATEMENTS.

A217

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$63.28	$58.40	$50.46	$60.34	$47.76

Income (Loss) From Investment Operations:
Net investment income (loss)	0.67	0.73	0.75	0.59	0.51
Net realized and unrealized gain (loss) on investment transactions	2.93	4.15	7.19	(10.47)	12.07

Total from investment operations	3.60	4.88	7.94	(9.88)	12.58

Net Asset Value, end of year	$66.88	$63.28	$58.40	$50.46	$60.34

Total Return(b)	5.69%	8.36%	15.74%	(16.37)%	26.34%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,295	$1,258	$1,217	$806	$1,024
Average net assets (in millions)	$1,221	$1,225	$979	$870	$1,002
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses before waivers and/or expense reimbursement	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income (loss)	1.08%	1.20%	1.43%	1.11%	0.89%
Portfolio turnover rate(d)	28%	23%	31%	17%	18%

Class III
	Year Ended December 31,				April 26, 2021(e) through December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$62.70	$58.01	$50.25	$60.24	$57.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.51	0.57	0.61	0.47	0.31
Net realized and unrealized gain (loss) on investment transactions	2.89	4.12	7.15	(10.46)	2.20

Total from investment operations	3.40	4.69	7.76	(9.99)	2.51

Net Asset Value, end of period	$66.10	$62.70	$58.01	$50.25	$60.24

Total Return(b)	5.42%	8.08%	15.44%	(16.58)%	4.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$16	$13	$11	$9	$6
Average net assets (in millions)	$14	$12	$10	$8	$3
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63%	0.63%	0.63%	0.63%	0.62	%(f)
Expenses before waivers and/or expense reimbursement	0.63%	0.63%	0.63%	0.63%	0.62	%(f)
Net investment income (loss)	0.83%	0.95%	1.18%	0.90%	0.76	%(f)
Portfolio turnover rate(d)	28%	23%	31%	17%	18%
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	Commencement of offering.
(f)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A218

PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 96.2%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.*	13,280	$7,542,110
Boeing Co. (The)*	132,536	28,776,216
General Dynamics Corp.	42,660	14,361,916
General Electric Co.	178,555	55,000,297
Howmet Aerospace, Inc.	68,192	13,980,724
Huntington Ingalls Industries, Inc.	6,600	2,244,462
L3Harris Technologies, Inc.	31,580	9,270,941
Lockheed Martin Corp.	34,468	16,671,138
Northrop Grumman Corp.	22,706	12,947,188
RTX Corp.	226,648	41,567,243
Textron, Inc.	30,750	2,680,477
TransDigm Group, Inc.	9,520	12,660,172

		217,702,884

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	19,900	3,199,124
Expeditors International of Washington, Inc.	22,700	3,382,527
FedEx Corp.	36,740	10,612,716
United Parcel Service, Inc. (Class B Stock)	125,000	12,398,750

		29,593,117

Automobile Components — 0.0%
Aptiv PLC*	37,100	2,822,939

Automobiles — 2.3%
Ford Motor Co.	662,059	8,686,214
General Motors Co.	157,900	12,840,428
Tesla, Inc.*	475,650	213,909,318

		235,435,960

Banks — 3.5%
Bank of America Corp.	1,135,732	62,465,260
Citigroup, Inc.	302,922	35,347,968
Citizens Financial Group, Inc.	73,900	4,316,499
Fifth Third Bancorp(a)	112,049	5,245,014
Huntington Bancshares, Inc.(a)	263,375	4,569,556
JPMorgan Chase & Co.	460,895	148,509,587
KeyCorp.	157,800	3,256,992
M&T Bank Corp.	25,661	5,170,178
PNC Financial Services Group, Inc. (The)	66,643	13,910,394
Regions Financial Corp.	151,112	4,095,135
Truist Financial Corp.	218,326	10,743,823
U.S. Bancorp	264,581	14,118,042
Wells Fargo & Co.	531,376	49,524,243

		361,272,691

Beverages — 1.0%
Brown-Forman Corp. (Class B Stock)(a)	31,125	811,118
Coca-Cola Co. (The)	655,450	45,822,509
Constellation Brands, Inc. (Class A Stock)(a)	24,100	3,324,836
Keurig Dr. Pepper, Inc.	231,400	6,481,514
Molson Coors Beverage Co. (Class B Stock)(a)	29,800	1,391,064

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Monster Beverage Corp.*	119,590	$9,168,965
PepsiCo, Inc.	231,844	33,274,251

		100,274,257

Biotechnology — 1.6%
AbbVie, Inc.	299,189	68,361,695
Amgen, Inc.	91,094	29,815,977
Biogen, Inc.*	24,655	4,339,033
Gilead Sciences, Inc.	210,100	25,787,674
Incyte Corp.*	27,070	2,673,704
Moderna, Inc.*(a)	57,400	1,692,726
Regeneron Pharmaceuticals, Inc.	17,050	13,160,384
Vertex Pharmaceuticals, Inc.*	42,900	19,449,144

		165,280,337

Broadline Retail — 3.8%
Amazon.com, Inc.*	1,646,900	380,137,458
eBay, Inc.	77,400	6,741,540

		386,878,998

Building Products — 0.4%
A.O. Smith Corp.(a)	20,300	1,357,664
Allegion PLC	14,733	2,345,788
Builders FirstSource, Inc.*(a)	18,900	1,944,621
Carrier Global Corp.	135,867	7,179,212
Johnson Controls International PLC	103,415	12,383,946
Lennox International, Inc.(a)	5,420	2,631,844
Masco Corp.	35,430	2,248,388
Trane Technologies PLC	37,200	14,478,240

		44,569,703

Capital Markets — 3.3%
Ameriprise Financial, Inc.	15,930	7,811,116
Ares Management Corp. (Class A Stock)	34,800	5,624,724
Bank of New York Mellon Corp. (The)	118,049	13,704,308
Blackrock, Inc.	24,390	26,105,593
Blackstone, Inc.	124,800	19,236,672
Cboe Global Markets, Inc.	17,700	4,442,700
Charles Schwab Corp. (The)	282,700	28,244,557
CME Group, Inc.	61,460	16,783,497
Coinbase Global, Inc. (Class A Stock)*(a)	38,300	8,661,162
FactSet Research Systems, Inc.	6,000	1,741,140
Franklin Resources, Inc.	52,300	1,249,447
Goldman Sachs Group, Inc. (The)	50,770	44,626,830
Interactive Brokers Group, Inc. (Class A Stock)	75,400	4,848,974
Intercontinental Exchange, Inc.	96,490	15,627,520
Invesco Ltd.	76,300	2,004,401
KKR & Co., Inc.	116,100	14,800,428
Moody’s Corp.	25,790	13,174,822
Morgan Stanley	204,478	36,300,979
MSCI, Inc.	12,710	7,292,108
Nasdaq, Inc.	76,700	7,449,871
Northern Trust Corp.	32,300	4,411,857
Raymond James Financial, Inc.	30,050	4,825,730

SEE NOTES TO FINANCIAL STATEMENTS.

A219

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Robinhood Markets, Inc. (Class A Stock)*	133,100	$15,053,610
S&P Global, Inc.	52,466	27,418,207
State Street Corp.	47,275	6,098,948
T. Rowe Price Group, Inc.(a)	37,700	3,859,726

		341,398,927

Chemicals — 0.9%
Air Products & Chemicals, Inc.	37,650	9,300,303
Albemarle Corp.	19,900	2,814,656
CF Industries Holdings, Inc.	27,600	2,134,584
Corteva, Inc.	114,956	7,705,501
Dow, Inc.(a)	118,822	2,778,058
DuPont de Nemours, Inc.	70,756	2,844,391
Ecolab, Inc.	42,900	11,262,108
International Flavors & Fragrances, Inc.	43,340	2,920,683
Linde PLC	79,000	33,684,810
LyondellBasell Industries NV (Class A Stock)(a)	44,100	1,909,530
Mosaic Co. (The)	54,000	1,300,860
PPG Industries, Inc.(a)	38,700	3,965,202
Sherwin-Williams Co. (The)	39,000	12,637,170

		95,257,856

Commercial Services & Supplies — 0.4%
Cintas Corp.	58,100	10,926,867
Copart, Inc.*	150,600	5,895,990
Republic Services, Inc.	34,035	7,213,038
Rollins, Inc.	49,725	2,984,495
Veralto Corp.	41,966	4,187,367
Waste Management, Inc.	61,930	13,606,640

		44,814,397

Communications Equipment — 0.9%
Arista Networks, Inc.*	174,500	22,864,735
Cisco Systems, Inc.	667,175	51,392,490
F5, Inc.*	9,750	2,488,785
Motorola Solutions, Inc.	28,127	10,781,642

		87,527,652

Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	5,960	5,562,409
EMCOR Group, Inc.	7,580	4,637,368
Quanta Services, Inc.	24,900	10,509,294

		20,709,071

Construction Materials — 0.3%
CRH PLC	113,400	14,152,320
Martin Marietta Materials, Inc.	10,200	6,351,132
Vulcan Materials Co.	22,300	6,360,406

		26,863,858

Consumer Finance — 0.6%
American Express Co.	90,950	33,646,952
Capital One Financial Corp.	107,592	26,075,997
Synchrony Financial(a)	60,930	5,083,390

		64,806,339

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	75,112	$64,772,082
Dollar General Corp.	37,300	4,952,321
Dollar Tree, Inc.*	32,847	4,040,510
Kroger Co. (The)	103,000	6,435,440
Sysco Corp.	80,800	5,954,152
Target Corp.	76,868	7,513,847
Walmart, Inc.	742,200	82,688,502

		176,356,854

Containers & Packaging — 0.2%
Amcor PLC(a)	390,400	3,255,936
Avery Dennison Corp.	13,200	2,400,816
Ball Corp.	47,300	2,505,481
International Paper Co.(a)	89,167	3,512,288
Packaging Corp. of America	15,100	3,114,073
Smurfit WestRock PLC(a)	88,361	3,416,920

		18,205,514

Distributors — 0.0%
Genuine Parts Co.(a)	23,625	2,904,930
Pool Corp.(a)	5,520	1,262,700

		4,167,630

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,200,171	29,812,248
Verizon Communications, Inc.	714,088	29,084,804

		58,897,052

Electric Utilities — 1.4%
Alliant Energy Corp.(a)	43,500	2,827,935
American Electric Power Co., Inc.(a)	90,240	10,405,574
Constellation Energy Corp.	52,824	18,661,134
Duke Energy Corp.	131,748	15,442,183
Edison International	65,500	3,931,310
Entergy Corp.	76,100	7,033,923
Evergy, Inc.	39,000	2,827,110
Eversource Energy(a)	62,000	4,174,460
Exelon Corp.(a)	171,973	7,496,303
FirstEnergy Corp.	86,880	3,889,618
NextEra Energy, Inc.	352,600	28,306,728
NRG Energy, Inc.	32,700	5,207,148
PG&E Corp.	370,300	5,950,721
Pinnacle West Capital Corp.(a)	19,300	1,711,910
PPL Corp.(a)	125,100	4,381,002
Southern Co. (The)	187,300	16,332,560
Xcel Energy, Inc.	100,095	7,393,017

		145,972,636

Electrical Equipment — 0.8%
AMETEK, Inc.	39,300	8,068,683
Eaton Corp. PLC	65,411	20,834,058
Emerson Electric Co.	94,800	12,581,856
GE Vernova, Inc.	45,908	30,004,092
Generac Holdings, Inc.*	10,200	1,390,974
Hubbell, Inc.(a)	8,800	3,908,168
Rockwell Automation, Inc.	19,220	7,477,925

		84,265,756

SEE NOTES TO FINANCIAL STATEMENTS.

A220

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	206,700	$27,933,438
CDW Corp.	21,600	2,941,920
Corning, Inc.	132,000	11,557,920
Jabil, Inc.	18,100	4,127,162
Keysight Technologies, Inc.*	29,100	5,912,829
TE Connectivity PLC (Switzerland)	49,800	11,329,998
Teledyne Technologies, Inc.*	7,939	4,054,685
Zebra Technologies Corp. (Class A Stock)*	8,780	2,131,960

		69,989,912

Energy Equipment & Services — 0.2%
Baker Hughes Co.	168,448	7,671,122
Halliburton Co.	144,400	4,080,744
SLB Ltd.	254,398	9,763,795

		21,515,661

Entertainment — 1.3%
Electronic Arts, Inc.	38,100	7,784,973
Live Nation Entertainment, Inc.*(a)	26,600	3,790,500
Netflix, Inc.*	717,300	67,254,048
Take-Two Interactive Software, Inc.*	29,350	7,514,480
TKO Group Holdings, Inc.(a)	11,300	2,361,700
Walt Disney Co. (The)	302,222	34,383,797
Warner Bros Discovery, Inc.*	419,308	12,084,457

		135,173,955

Financial Services — 3.7%
Apollo Global Management, Inc.(a)	77,900	11,276,804
Berkshire Hathaway, Inc. (Class B Stock)*	311,350	156,500,077
Block, Inc.*	93,000	6,053,370
Corpay, Inc.*	11,500	3,460,695
Fidelity National Information Services, Inc.	88,400	5,875,064
Fiserv, Inc.*	92,000	6,179,640
Global Payments, Inc.	41,013	3,174,406
Jack Henry & Associates, Inc.(a)	12,350	2,253,628
Mastercard, Inc. (Class A Stock)	138,810	79,243,853
PayPal Holdings, Inc.	158,400	9,247,392
Visa, Inc. (Class A Stock)	285,700	100,197,847

		383,462,776

Food Products — 0.4%
Archer-Daniels-Midland Co.	81,038	4,658,875
Bunge Global SA(a)	23,700	2,111,196
Campbell’s Company (The)(a)	33,400	930,858
Conagra Brands, Inc.	81,200	1,405,572
General Mills, Inc.	90,500	4,208,250
Hershey Co. (The)(a)	25,000	4,549,500
Hormel Foods Corp.	49,300	1,168,410
J.M. Smucker Co. (The)	18,000	1,760,580
Kraft Heinz Co. (The)(a)	144,337	3,500,172
Lamb Weston Holdings, Inc.(a)	24,400	1,022,116
McCormick & Co., Inc.(a)	42,700	2,908,297
Mondelez International, Inc. (Class A Stock)	219,711	11,827,043

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)	48,500	$2,843,070

		42,893,939

Gas Utilities — 0.0%
Atmos Energy Corp.	26,900	4,509,247

Ground Transportation — 0.8%
CSX Corp.	315,716	11,444,705
J.B. Hunt Transport Services, Inc.	12,900	2,506,986
Norfolk Southern Corp.	38,000	10,971,360
Old Dominion Freight Line, Inc.(a)	31,300	4,907,840
Uber Technologies, Inc.*	353,200	28,859,972
Union Pacific Corp.	100,350	23,212,962

		81,903,825

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	294,725	36,926,095
Align Technology, Inc.*	11,320	1,767,618
Baxter International, Inc.(a)	86,500	1,653,015
Becton, Dickinson & Co.	48,699	9,451,015
Boston Scientific Corp.*	250,949	23,927,987
Cooper Cos., Inc. (The)*(a)	33,720	2,763,691
Dexcom, Inc.*	66,120	4,388,384
Edwards Lifesciences Corp.*	98,250	8,375,813
GE HealthCare Technologies, Inc.	77,518	6,358,026
Hologic, Inc.*	38,050	2,834,345
IDEXX Laboratories, Inc.*	13,540	9,160,216
Insulet Corp.*	11,900	3,382,456
Intuitive Surgical, Inc.*	60,000	33,981,600
Medtronic PLC.	216,928	20,838,104
ResMed, Inc.(a)	24,800	5,973,576
Solventum Corp.*	24,797	1,964,914
STERIS PLC	16,700	4,233,784
Stryker Corp.	57,970	20,374,716
Zimmer Biomet Holdings, Inc.(a)	33,686	3,029,045

		201,384,400

Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	39,875	8,194,313
Cencora, Inc.	32,800	11,078,200
Centene Corp.*	78,968	3,249,533
Cigna Group (The)	45,132	12,421,680
CVS Health Corp.	215,499	17,102,001
DaVita, Inc.*	6,000	681,660
Elevance Health, Inc.	37,540	13,159,647
HCA Healthcare, Inc.	27,000	12,605,220
Henry Schein, Inc.*(a)	17,400	1,315,092
Humana, Inc.	19,930	5,104,671
Labcorp Holdings, Inc.	14,200	3,562,496
McKesson Corp.	20,887	17,133,397
Molina Healthcare, Inc.*	8,600	1,492,444
Quest Diagnostics, Inc.	18,900	3,279,717
UnitedHealth Group, Inc.	153,370	50,628,971
Universal Health Services, Inc. (Class B Stock)(a)	9,500	2,071,190

		163,080,232

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.(a) .	26,380	1,291,037

SEE NOTES TO FINANCIAL STATEMENTS.

A221

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Health Care REITs (cont’d.)
Healthpeak Properties, Inc.	119,300	$1,918,344
Ventas, Inc.	76,904	5,950,832
Welltower, Inc.	116,200	21,567,882

		30,728,095

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	108,226	1,918,847

Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	71,600	9,717,552
Booking Holdings, Inc.	5,450	29,186,548
Carnival Corp.*	183,800	5,613,252
Chipotle Mexican Grill, Inc.*	223,550	8,271,350
Darden Restaurants, Inc.	20,100	3,698,802
Domino’s Pizza, Inc.	5,200	2,167,464
DoorDash, Inc. (Class A Stock)*	63,300	14,336,184
Expedia Group, Inc.	19,500	5,524,545
Hilton Worldwide Holdings, Inc.	39,300	11,288,925
Las Vegas Sands Corp.	52,300	3,404,207
Marriott International, Inc. (Class A Stock)	37,473	11,625,624
McDonald’s Corp.	120,560	36,846,753
MGM Resorts International*	35,300	1,288,097
Norwegian Cruise Line Holdings Ltd.*(a)	75,500	1,685,160
Royal Caribbean Cruises Ltd.(a)	42,600	11,881,992
Starbucks Corp.	193,000	16,252,530
Wynn Resorts Ltd.	14,200	1,708,686
Yum! Brands, Inc.	47,100	7,125,288

		181,622,959

Household Durables — 0.2%
D.R. Horton, Inc.(a)	46,200	6,654,186
Garmin Ltd.	27,700	5,618,945
Lennar Corp. (Class A Stock)	36,500	3,752,200
NVR, Inc.*	480	3,500,530
PulteGroup, Inc.	33,385	3,914,725

		23,440,586

Household Products — 0.8%
Church & Dwight Co., Inc.	41,500	3,479,775
Clorox Co. (The)(a)	21,000	2,117,430
Colgate-Palmolive Co.	136,800	10,809,936
Kimberly-Clark Corp.(a)	56,438	5,694,030
Procter & Gamble Co. (The)	395,576	56,689,996

		78,791,167

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	120,500	1,727,970
Vistra Corp.	54,000	8,711,820

		10,439,790

Industrial Conglomerates — 0.3%
3M Co.	90,190	14,439,419
Honeywell International, Inc.	107,450	20,962,420

		35,401,839

Industrial REITs — 0.2%
Prologis, Inc.	157,180	20,065,599

	Shares	Value

COMMON STOCKS (continued)
Insurance — 1.7%
Aflac, Inc.	80,300	$8,854,681
Allstate Corp. (The)	44,628	9,289,318
American International Group, Inc.	91,329	7,813,196
Aon PLC (Class A Stock)	36,225	12,783,078
Arch Capital Group Ltd.*	63,500	6,090,920
Arthur J. Gallagher & Co.	43,350	11,218,546
Assurant, Inc.	8,800	2,119,480
Brown & Brown, Inc.(a)	49,700	3,961,090
Chubb Ltd.	61,930	19,329,592
Cincinnati Financial Corp.	26,528	4,332,553
Erie Indemnity Co. (Class A Stock)(a)	4,260	1,221,129
Everest Group Ltd.	6,900	2,341,515
Globe Life, Inc.	13,175	1,842,656
Hartford Insurance Group, Inc. (The)	47,600	6,559,280
Loews Corp.	28,626	3,014,604
Marsh & McLennan Cos., Inc.	83,200	15,435,264
MetLife, Inc.	94,580	7,466,145
Principal Financial Group, Inc.	34,300	3,025,603
Progressive Corp. (The)	99,200	22,589,824
Prudential Financial, Inc.	59,600	6,727,648
Travelers Cos., Inc. (The)	38,048	11,036,203
W.R. Berkley Corp.(a)	50,950	3,572,614
Willis Towers Watson PLC(a)	16,100	5,290,460

		175,915,399

Interactive Media & Services — 7.8%
Alphabet, Inc. (Class A Stock)	984,680	308,204,840
Alphabet, Inc. (Class C Stock)	787,200	247,023,360
Match Group, Inc.	40,700	1,314,203
Meta Platforms, Inc. (Class A Stock)	368,720	243,388,385

		799,930,788

IT Services — 0.9%
Accenture PLC (Class A Stock)	104,950	28,158,085
Akamai Technologies, Inc.*	24,200	2,111,450
Cognizant Technology Solutions Corp. (Class A Stock)	82,700	6,864,100
EPAM Systems, Inc.*	9,640	1,975,043
Gartner, Inc.*(a)	12,170	3,070,248
GoDaddy, Inc. (Class A Stock)*	22,800	2,829,024
International Business Machines Corp.	158,225	46,867,827
VeriSign, Inc.	14,300	3,474,185

		95,349,962

Leisure Products — 0.0%
Hasbro, Inc.	22,250	1,824,500

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	47,582	6,474,483
Bio-Techne Corp.(a)	26,720	1,571,403
Charles River Laboratories International, Inc.*	8,300	1,655,684
Danaher Corp.	106,400	24,357,088
IQVIA Holdings, Inc.*(a)	28,400	6,401,644
Mettler-Toledo International, Inc.*(a)	3,480	4,851,781
Revvity, Inc.(a)	20,000	1,935,000
Thermo Fisher Scientific, Inc.	63,600	36,853,020
Waters Corp.*	10,050	3,817,292

SEE NOTES TO FINANCIAL STATEMENTS.

A222

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
West Pharmaceutical Services, Inc.	11,800	$3,246,652

		91,164,047

Machinery — 1.5%
Caterpillar, Inc.	79,350	45,457,234
Cummins, Inc.	23,350	11,919,008
Deere & Co.	42,350	19,716,889
Dover Corp.	23,300	4,549,092
Fortive Corp.	53,700	2,964,777
IDEX Corp.	12,800	2,277,632
Illinois Tool Works, Inc.	44,875	11,052,713
Ingersoll Rand, Inc.	61,237	4,851,195
Nordson Corp.(a)	9,200	2,211,956
Otis Worldwide Corp.	66,383	5,798,555
PACCAR, Inc.	88,892	9,734,563
Parker-Hannifin Corp.	21,347	18,763,159
Pentair PLC	28,107	2,927,063
Snap-on, Inc.(a)	8,550	2,946,330
Stanley Black & Decker, Inc.	26,135	1,941,308
Westinghouse Air Brake Technologies Corp.	29,112	6,213,956
Xylem, Inc.	41,200	5,610,616

		158,936,046

Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	14,850	3,099,938
Comcast Corp. (Class A Stock)	615,292	18,391,078
Fox Corp. (Class A Stock)	36,466	2,664,571
Fox Corp. (Class B Stock)	24,966	1,621,042
News Corp. (Class A Stock)	64,125	1,674,945
News Corp. (Class B Stock)(a)	21,200	628,156
Omnicom Group, Inc.	55,099	4,449,244
Paramount Skydance Corp. (Class B Stock)(a)	53,686	719,392
Trade Desk, Inc. (The) (Class A Stock)*.	75,400	2,862,184

		36,110,550

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	243,612	12,373,053
Newmont Corp.	184,703	18,442,595
Nucor Corp.	38,300	6,247,113
Steel Dynamics, Inc.(a)	23,500	3,982,075

		41,044,836

Multi-Utilities — 0.6%
Ameren Corp.	46,100	4,603,546
CenterPoint Energy, Inc.	110,510	4,236,953
CMS Energy Corp.	50,700	3,545,451
Consolidated Edison, Inc.	61,400	6,098,248
Dominion Energy, Inc.(a)	145,340	8,515,471
DTE Energy Co.(a)	35,100	4,527,198
NiSource, Inc.	79,350	3,313,656
Public Service Enterprise Group, Inc.	84,500	6,785,350
Sempra(a)	111,108	9,809,725
WEC Energy Group, Inc.	54,376	5,734,493

		57,170,091

	Shares	Value

COMMON STOCKS (continued)
Office REITs — 0.0%
BXP, Inc.(a)	24,600	$1,660,008

Oil, Gas & Consumable Fuels — 2.5%
APA Corp.(a)	62,750	1,534,865
Chevron Corp.	320,405	48,832,926
ConocoPhillips	209,218	19,584,897
Coterra Energy, Inc.	130,100	3,424,232
Devon Energy Corp.	107,500	3,937,725
Diamondback Energy, Inc.(a)	31,800	4,780,494
EOG Resources, Inc.	91,500	9,608,415
EQT Corp.	105,700	5,665,520
Expand Energy Corp.	40,300	4,447,508
Exxon Mobil Corp.	713,919	85,913,012
Kinder Morgan, Inc.	327,443	9,001,408
Marathon Petroleum Corp.	50,687	8,243,227
Occidental Petroleum Corp.(a)	120,728	4,964,335
ONEOK, Inc.(a)	106,440	7,823,340
Phillips 66	68,364	8,821,691
Targa Resources Corp.	36,400	6,715,800
Texas Pacific Land Corp.(a)	9,600	2,757,312
Valero Energy Corp.	51,600	8,399,964
Williams Cos., Inc. (The)	208,000	12,502,880

		256,959,551

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	109,800	7,620,120
Southwest Airlines Co.	88,937	3,675,766
United Airlines Holdings, Inc.*	54,800	6,127,736

		17,423,622

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A
Stock)(a)	41,600	4,356,352
Kenvue, Inc.	324,800	5,602,800

		9,959,152

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	344,690	18,592,578
Eli Lilly & Co.	134,440	144,479,979
Johnson & Johnson	407,846	84,403,730
Merck & Co., Inc.	420,203	44,230,568
Pfizer, Inc.	962,923	23,976,783
Viatris, Inc.	202,394	2,519,805
Zoetis, Inc.	74,600	9,386,172

		327,589,615

Professional Services — 0.5%
Automatic Data Processing, Inc.	68,510	17,622,827
Broadridge Financial Solutions, Inc.	19,800	4,418,766
Dayforce, Inc.*	26,800	1,853,488
Equifax, Inc.(a)	20,950	4,545,731
Jacobs Solutions, Inc.	20,500	2,715,430
Leidos Holdings, Inc.	21,650	3,905,660
Paychex, Inc.(a)	54,350	6,096,983
Paycom Software, Inc.(a)	8,200	1,306,752
Verisk Analytics, Inc.	23,600	5,279,084

		47,744,721

SEE NOTES TO FINANCIAL STATEMENTS.

A223

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	49,600	$7,975,184
CoStar Group, Inc.*	71,300	4,794,212

		12,769,396

Residential REITs — 0.2%
AvalonBay Communities, Inc.(a)	24,068	4,363,769
Camden Property Trust	18,100	1,992,448
Equity Residential	57,900	3,650,016
Essex Property Trust, Inc.	10,870	2,844,462
Invitation Homes, Inc.	96,600	2,684,514
Mid-America Apartment Communities, Inc.	19,800	2,750,418
UDR, Inc.(a)	50,900	1,867,012

		20,152,639

Retail REITs — 0.2%
Federal Realty Investment Trust	12,800	1,290,240
Kimco Realty Corp.(a)	114,300	2,316,861
Realty Income Corp.(a)	154,800	8,726,076
Regency Centers Corp.	27,600	1,905,228
Simon Property Group, Inc.	55,211	10,220,108

		24,458,513

Semiconductors & Semiconductor Equipment — 13.7%
Advanced Micro Devices, Inc.*	275,595	59,021,425
Analog Devices, Inc.	83,294	22,589,333
Applied Materials, Inc.	134,800	34,642,252
Broadcom, Inc.	799,500	276,706,950
First Solar, Inc.*(a)	18,100	4,728,263
Intel Corp.*	759,100	28,010,790
KLA Corp.	22,240	27,023,379
Lam Research Corp.	212,600	36,392,868
Microchip Technology, Inc.	91,000	5,798,520
Micron Technology, Inc.	189,500	54,085,195
Monolithic Power Systems, Inc.	8,120	7,359,643
NVIDIA Corp.	4,114,000	767,261,000
NXP Semiconductors NV (Netherlands).	42,700	9,268,462
ON Semiconductor Corp.*(a)	69,200	3,747,180
Qnity Electronics, Inc.	35,378	2,888,614
QUALCOMM, Inc.	181,250	31,002,813
Skyworks Solutions, Inc.	25,600	1,623,296
Teradyne, Inc.	26,900	5,206,764
Texas Instruments, Inc.	153,900	26,700,111

		1,404,056,858

Software — 9.9%
Adobe, Inc.*	70,795	24,777,542
AppLovin Corp. (Class A Stock)*	45,840	30,887,909
Autodesk, Inc.*	35,670	10,558,677
Cadence Design Systems, Inc.*	46,100	14,409,938
Crowdstrike Holdings, Inc. (Class A Stock)*	42,200	19,781,672
Datadog, Inc. (Class A Stock)*	54,700	7,438,653
Fair Isaac Corp.*	3,980	6,728,668
Fortinet, Inc.*	107,000	8,496,870
Gen Digital, Inc.(a)	94,911	2,580,630
Intuit, Inc.	47,240	31,292,721
Microsoft Corp.	1,258,300	608,539,046

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Oracle Corp.	284,695	$55,489,902
Palantir Technologies, Inc. (Class A Stock)*	386,700	68,735,925
Palo Alto Networks, Inc.*(a)	115,800	21,330,360
PTC, Inc.*(a)	20,400	3,553,884
Roper Technologies, Inc.	18,180	8,092,463
Salesforce, Inc.	161,100	42,677,001
ServiceNow, Inc.*	175,400	26,869,526
Synopsys, Inc.*	31,270	14,688,144
Trimble, Inc.*	40,300	3,157,505
Tyler Technologies, Inc.*	7,240	3,286,598
Workday, Inc. (Class A Stock)*(a)	36,500	7,839,470

		1,021,213,104

Specialized REITs — 0.7%
American Tower Corp.	79,200	13,905,144
Crown Castle, Inc.	73,650	6,545,275
Digital Realty Trust, Inc.(a)	54,200	8,385,282
Equinix, Inc.	16,535	12,668,456
Extra Space Storage, Inc.(a)	35,900	4,674,898
Iron Mountain, Inc.(a)	49,730	4,125,103
Public Storage	26,750	6,941,625
SBA Communications Corp.	18,230	3,526,229
VICI Properties, Inc.	180,000	5,061,600
Weyerhaeuser Co.(a)	123,330	2,921,688

		68,755,300

Specialty Retail — 1.6%
AutoZone, Inc.*	2,790	9,462,285
Best Buy Co., Inc.(a)	33,325	2,230,442
Carvana Co.*(a)	23,900	10,086,278
Home Depot, Inc. (The)	168,469	57,970,183
Lowe’s Cos., Inc.	94,875	22,880,055
O’Reilly Automotive, Inc.*	143,700	13,106,877
Ross Stores, Inc.	55,300	9,961,742
TJX Cos., Inc. (The)	188,400	28,940,124
Tractor Supply Co.(a)	89,700	4,485,897
Ulta Beauty, Inc.*	7,670	4,640,427
Williams-Sonoma, Inc.(a)	20,900	3,732,531

		167,496,841

Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	2,501,620	680,090,413
Dell Technologies, Inc. (Class C Stock) .	51,100	6,432,468
Hewlett Packard Enterprise Co.	220,366	5,293,191
HP, Inc.(a)	159,266	3,548,447
NetApp, Inc.	33,800	3,619,642
Sandisk Corp.*	23,500	5,578,430
Seagate Technology Holdings PLC	36,850	10,148,122
Super Micro Computer, Inc.*(a)	84,900	2,485,023
Western Digital Corp.	57,668	9,934,466

		727,130,202

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.*	25,040	2,595,897
Lululemon Athletica, Inc.*	18,400	3,823,704
NIKE, Inc. (Class B Stock)	201,600	12,843,936
Ralph Lauren Corp.	6,300	2,227,743

SEE NOTES TO FINANCIAL STATEMENTS.

A224

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tapestry, Inc.	35,100	$4,484,727

		25,976,007

Tobacco — 0.6%
Altria Group, Inc.	287,000	16,548,420
Philip Morris International, Inc.	263,600	42,281,440

		58,829,860

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	194,200	7,793,246
United Rentals, Inc.	10,720	8,675,910
W.W. Grainger, Inc.	7,450	7,517,423

		23,986,579

Water Utilities — 0.0%
American Water Works Co., Inc.(a)	33,050	4,313,025

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	81,100	16,466,544

TOTAL COMMON STOCKS (cost $1,759,939,605)		9,893,785,013

UNAFFILIATED EXCHANGE-TRADED FUND — 1.5%
iShares Core S&P 500 ETF	222,500	152,399,150

(cost $93,956,184)

TOTAL LONG-TERM INVESTMENTS—97.7% (cost $1,853,895,789)		10,046,184,163

SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MUTUAL FUNDS — 5.3%
PGIM Core Ultra Short Bond Fund(wb)	215,499,249	215,499,249
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $332,873,024; includes $331,598,002 of cash collateral for securities on loan)(b)(wb)	333,276,761	333,076,795

TOTAL AFFILIATED MUTUAL FUNDS (cost $548,372,273)		548,576,044

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
3.651%	03/05/26	18,500	$18,387,519

(cost $18,382,884)

TOTAL SHORT-TERM INVESTMENTS (cost $566,755,157)			566,963,563

TOTAL INVESTMENTS—103.2% (cost $2,420,650,946)			10,613,147,726
Liabilities in excess of other assets(z) — (3.2)%			(330,944,683)

NET ASSETS — 100.0%			$10,282,203,043

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $320,890,291; cash collateral of $331,598,002 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
670	S&P 500 E-Mini Index	Mar. 2026	$230,898,750	$314,885

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS	$—	$18,387,519

SEE NOTES TO FINANCIAL STATEMENTS.

A225

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$217,702,884	$—	$—
Air Freight & Logistics	29,593,117	—	—
Automobile Components	2,822,939	—	—
Automobiles	235,435,960	—	—
Banks	361,272,691	—	—
Beverages	100,274,257	—	—
Biotechnology	165,280,337	—	—
Broadline Retail	386,878,998	—	—
Building Products	44,569,703	—	—
Capital Markets	341,398,927	—	—
Chemicals.	95,257,856	—	—
Commercial Services & Supplies	44,814,397	—	—
Communications Equipment	87,527,652	—	—
Construction & Engineering	20,709,071	—	—
Construction Materials	26,863,858	—	—
Consumer Finance	64,806,339	—	—
Consumer Staples Distribution & Retail	176,356,854	—	—
Containers & Packaging	18,205,514	—	—
Distributors	4,167,630	—	—
Diversified Telecommunication Services	58,897,052	—	—
Electric Utilities	145,972,636	—	—
Electrical Equipment	84,265,756	—	—
Electronic Equipment, Instruments & Components	69,989,912	—	—
Energy Equipment & Services	21,515,661	—	—
Entertainment	135,173,955	—	—
Financial Services	383,462,776	—	—
Food Products	42,893,939	—	—
Gas Utilities	4,509,247	—	—
Ground Transportation	81,903,825	—	—
Health Care Equipment & Supplies	201,384,400	—	—
Health Care Providers & Services	163,080,232	—	—
Health Care REITs	30,728,095	—	—
Hotel & Resort REITs	1,918,847	—	—
Hotels, Restaurants & Leisure	181,622,959	—	—
Household Durables	23,440,586	—	—
Household Products	78,791,167	—	—
Independent Power & Renewable Electricity Producers	10,439,790	—	—
Industrial Conglomerates	35,401,839	—	—
Industrial REITs	20,065,599	—	—
Insurance	175,915,399	—	—
Interactive Media & Services	799,930,788	—	—
IT Services	95,349,962	—	—
Leisure Products	1,824,500	—	—
Life Sciences Tools & Services	91,164,047	—	—
Machinery	158,936,046	—	—
Media	36,110,550	—	—
Metals & Mining	41,044,836	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A226

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Multi-Utilities	$57,170,091	$—	$—
Office REITs	1,660,008	—	—
Oil, Gas & Consumable Fuels	256,959,551	—	—
Passenger Airlines	17,423,622	—	—
Personal Care Products	9,959,152	—	—
Pharmaceuticals	327,589,615	—	—
Professional Services	47,744,721	—	—
Real Estate Management & Development	12,769,396	—	—
Residential REITs	20,152,639	—	—
Retail REITs	24,458,513	—	—
Semiconductors & Semiconductor Equipment	1,404,056,858	—	—
Software	1,021,213,104	—	—
Specialized REITs	68,755,300	—	—
Specialty Retail	167,496,841	—	—
Technology Hardware, Storage & Peripherals	727,130,202	—	—
Textiles, Apparel & Luxury Goods	25,976,007	—	—
Tobacco	58,829,860	—	—
Trading Companies & Distributors	23,986,579	—	—
Water Utilities	4,313,025	—	—
Wireless Telecommunication Services	16,466,544	—	—
Unaffiliated Exchange-Traded Fund	152,399,150	—	—
Short-Term Investments
Affiliated Mutual Funds	548,576,044	—	—
U.S. Treasury Obligation	—	18,387,519	—

Total	$10,594,760,207	$18,387,519	$—

Other Financial Instruments*
Assets
Futures Contracts	$314,885	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	13.7%
Software	9.9
Interactive Media & Services	7.8
Technology Hardware, Storage & Peripherals	7.1
Affiliated Mutual Funds (3.2% represents investments purchased with collateral from securities on loan)	5.3
Broadline Retail	3.8
Financial Services	3.7
Banks	3.5
Capital Markets	3.3
Pharmaceuticals	3.2
Oil, Gas & Consumable Fuels	2.5
Automobiles	2.3
Aerospace & Defense	2.1
Health Care Equipment & Supplies	2.0
Hotels, Restaurants & Leisure	1.8
Consumer Staples Distribution & Retail	1.7

Insurance	1.7%
Specialty Retail	1.6
Biotechnology	1.6
Health Care Providers & Services	1.6
Machinery	1.5
Unaffiliated Exchange-Traded Fund	1.5
Electric Utilities	1.4
Entertainment	1.3
Beverages	1.0
IT Services	0.9
Chemicals	0.9
Life Sciences Tools & Services	0.9
Communications Equipment	0.9
Electrical Equipment	0.8
Ground Transportation	0.8
Household Products	0.8
Electronic Equipment, Instruments & Components	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A227

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

Industry Classification (continued):

Specialized REITs	0.7%
Consumer Finance	0.6
Diversified Telecommunication Services	0.6
Tobacco	0.6
Multi-Utilities	0.6
Professional Services	0.5
Commercial Services & Supplies	0.4
Building Products	0.4
Food Products	0.4
Metals & Mining	0.4
Media	0.4
Industrial Conglomerates	0.3
Health Care REITs	0.3
Air Freight & Logistics	0.3
Construction Materials	0.3
Textiles, Apparel & Luxury Goods	0.3
Retail REITs	0.2
Trading Companies & Distributors	0.2
Household Durables	0.2
Energy Equipment & Services	0.2
Construction & Engineering	0.2
Residential REITs	0.2

Industrial REITs	0.2%
U.S. Treasury Obligation	0.2
Containers & Packaging	0.2
Passenger Airlines	0.2
Wireless Telecommunication Services	0.2
Real Estate Management & Development	0.1
Independent Power & Renewable Electricity Producers	0.1
Personal Care Products	0.1
Gas Utilities	0.0	*
Water Utilities	0.0	*
Distributors	0.0	*
Automobile Components	0.0	*
Hotel & Resort REITs	0.0	*
Leisure Products	0.0	*
Office REITs	0.0	*

	103.2
Liabilities in excess of other assets	(3.2)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives				Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$314,885	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$16,756,863

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$5,657,986

SEE NOTES TO FINANCIAL STATEMENTS.

A228

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2025

For the year ended December 31, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$177,123,575

*	Average volume is based on average quarter end balances for the year ended December 31, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$320,890,291	$(320,890,291)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A229

PSF STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2025

ASSETS
Investments at value, including securities on loan of $320,890,291:
Unaffiliated investments (cost $1,872,278,673)	$10,064,571,682
Affiliated investments (cost $548,372,273)	548,576,044
Dividends and interest receivable	5,036,020
Receivable for Portfolio shares sold	1,132,401
Tax reclaim receivable	965,839
Prepaid expenses and other assets	644,309

Total Assets	10,620,926,295

LIABILITIES
Payable to broker for collateral for securities on loan	331,598,002
Management fee payable	2,091,777
Payable for Portfolio shares purchased	1,789,267
Due to broker-variation margin futures	1,733,625
Accrued expenses and other liabilities	1,487,020
Distribution fee payable	16,186
Trustees’ fees payable	6,780
Affiliated transfer agent fee payable	595

Total Liabilities	338,723,252

NET ASSETS	$10,282,203,043

Net assets were comprised of:
Partners’ Equity	$10,282,203,043

Class I:
Net asset value and redemption price per share, $10,205,286,855 / 60,229,117 outstanding shares of beneficial interest	$169.44

Class III:
Net asset value and redemption price per share, $76,916,188 / 459,276 outstanding shares of beneficial interest	$167.47

STATEMENT OF OPERATIONS

Year Ended December 31, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$113,350,113
Affiliated dividend income	6,762,653
Interest income	600,757
Income from securities lending, net (including affiliated income of $360,029)	494,133

Total income	121,207,656

EXPENSES
Management fee	25,141,411
Distribution fee—Class III	162,866
Custodian and accounting fees	456,224
Shareholders’ reports	265,519
Trustees’ fees	169,060
Professional fees	114,275
Audit fee	32,092
Transfer agent’s fees and expenses (including affiliated expense of $7,630)	12,430
Miscellaneous	180,558

Total expenses	26,534,435
Less: Fee waivers and/or expense reimbursement	(2,776,970)

Net expenses	23,757,465

NET INVESTMENT INCOME (LOSS)	97,450,191

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(22,337))	91,190,990
Futures transactions	16,756,863

107,947,853

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $25,172)	1,322,002,950
Futures	5,657,986

1,327,660,936

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,435,608,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,533,058,980

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$97,450,191	$98,150,450
Net realized gain (loss) on investment and foreign currency transactions	107,947,853	360,459,753
Net change in unrealized appreciation (depreciation) on investments	1,327,660,936	1,378,332,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,533,058,980	1,836,942,869

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	417,306,254	395,283,655
Portfolio shares purchased	(433,137,959)	(880,032,406)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(15,831,705)	(484,748,751)

TOTAL INCREASE (DECREASE)	1,517,227,275	1,352,194,118
NET ASSETS:
Beginning of year	8,764,975,768	7,412,781,650

End of year	$10,282,203,043	$8,764,975,768

SEE NOTES TO FINANCIAL STATEMENTS.

A230

PSF STOCK INDEX PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$144.12	$115.63	$91.83	$112.45	$87.66

Income (Loss) From Investment Operations:
Net investment income (loss)	1.61	1.54	1.44	1.29	1.06
Net realized and unrealized gain (loss) on investment transactions	23.71	26.95	22.36	(21.91)	23.73

Total from investment operations	25.32	28.49	23.80	(20.62)	24.79

Net Asset Value, end of year	$169.44	$144.12	$115.63	$91.83	$112.45

Total Return(b)	17.56%	24.65%	25.92%	(18.34)%	28.28%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$10,205	$8,708	$7,372	$5,880	$7,244
Average net assets (in millions)	$9,191	$8,378	$6,589	$6,252	$6,427
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.25%	0.27%	0.29%	0.29%	0.29%
Expenses before waivers and/or expense reimbursement	0.28%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	1.05%	1.17%	1.40%	1.32%	1.06%
Portfolio turnover rate(d)	2%	3%	3%	3%	2%

Class III
	Year Ended December 31,				April 26, 2021(e) through December 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$142.80	$114.86	$91.45	$112.26	$97.90

Income (Loss) From Investment Operations:
Net investment income (loss)	1.22	1.20	1.18	1.06	0.54
Net realized and unrealized gain (loss) on investment transactions	23.45	26.74	22.23	(21.87)	13.82

Total from investment operations	24.67	27.94	23.41	(20.81)	14.36

Net Asset Value, end of period	$167.47	$142.80	$114.86	$91.45	$112.26

Total Return(b)	17.27%	24.33%	25.60%	(18.54)%	14.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$77	$57	$40	$25	$17
Average net assets (in millions)	$65	$49	$32	$21	$7
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.50%	0.52%	0.54%	0.54%	0.54	%(f)
Expenses before waivers and/or expense reimbursement	0.53%	0.54%	0.54%	0.54%	0.54	%(f)
Net investment income (loss)	0.80%	0.91%	1.15%	1.09%	0.74	%(f)
Portfolio turnover rate(d)	2%	3%	3%	3%	2%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.

(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	Commencement of offering.

(f)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A231

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

1. Organization

The Prudential Series Fund (“Series Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is currently composed of 14 Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains to the 14 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for PSF PGIM Ballast Portfolio, which is non-diversified for purposes of the 1940 Act.

The PSF PGIM Government Money Market Portfolio seeks to maintain a stable $10.00 net asset value (“NAV”). The Series Fund’s Board of Trustees (the “Board”) has determined that the PSF PGIM Government Money Market Portfolio, as a “government money market fund,” is not subject to liquidity fees. The Board has reserved its ability to change this determination with respect to liquidity fees, but such change would become effective only after providing appropriate prior notice to shareholders.

The Portfolios have the following investment objectives:

Portfolio	Investment Objective

PSF Global Portfolio	Long-term growth of capital.

PSF PGIM 50/50 Balanced Portfolio	Total investment return consistent with a conservatively managed diversified portfolio.

PSF PGIM Ballast Portfolio	Long-term capital growth with reduced volatility compared to equity market.

PSF PGIM Flexible Managed Portfolio	Total return consistent with an aggressively managed diversified portfolio.

PSF PGIM Government Money Market Portfolio	Maximum current income consistent with the stability of capital and maintenance of liquidity.

PSF PGIM High Yield Bond Portfolio	High total return.

PSF PGIM Jennison Blend Portfolio	Long-term growth of capital.

PSF PGIM Jennison Growth Portfolio	Long-term growth of capital.

PSF PGIM Jennison Value Portfolio	Capital appreciation.

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	Capital appreciation.

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	Capital appreciation.

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Portfolio	Investment Objective

PSF PGIM Total Return Bond Portfolio	High level of income over a longer term while providing reasonable safety of capital.

PSF Small-Cap Stock Index Portfolio	Long-term growth of capital.

PSF Stock Index Portfolio	Achieve investment results that generally correspond to the performance of publicly traded common stocks.

2. Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series Fund in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where

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the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Portfolios’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

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Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bond Forward Contracts: Certain Funds invested in bond forward contracts which are primarily used to hedge their exposure to interest rate fluctuations. These transactions involve a commitment by the Fund to purchase or sell a specific bond at a future date for a predetermined fixed price and with no upfront payments. Bond forward contracts are valued daily at the current underlying bond forward price and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on bond forward contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference of the agreed upon forward price and the actual price of the security at settlement. This gain (loss), if any, is included in net realized gain (loss) on bond forward transactions.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. Across currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

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Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of

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Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the

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Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Series Fund, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Series Fund, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the Portfolios securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial

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sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the Code) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Government Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Series Fund, on behalf of the Portfolios, has entered into investment management agreements with the Manager which provide that the Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)

PSF Global Portfolio	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); Prior to May 1, 2025, Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM; LSV Asset Management; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC*

PSF PGIM 50/50 Balanced Portfolio	PFI, PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Quantitative Solutions

PSF PGIM Ballast Portfolio	PGIM Quantitative Solutions

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Portfolio	Subadviser(s)

PSF PGIM Flexible Managed Portfolio	PFI; PGIM Limited; PGIM Quantitative Solutions

PSF PGIM Government Money Market Portfolio	PFI

PSF PGIM High Yield Bond Portfolio	PFI; PGIM Limited

PSF PGIM Jennison Blend Portfolio	Jennison

PSF PGIM Jennison Growth Portfolio	Jennison

PSF PGIM Jennison Value Portfolio	Jennison

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	PGIM Quantitative Solutions

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	PGIM Quantitative Solutions

PSF PGIM Total Return Bond Portfolio	PFI; PGIM Limited

PSF Small-Cap Stock Index Portfolio	PGIM Quantitative Solutions

PSF Stock Index Portfolio	PGIM Quantitative Solutions

*The asset allocation strategy for the Portfolio is determined by the Manager and PGIM Quantitative Solutions, as described in the Portfolio’s Prospectus. During the period ended April 30, 2025, Jennison and PFI were not allocated assets to manage.

The Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Manager, under the agreements, are reflected in the Statement of Operations.

The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive in all cases of distribution and/or service (12b-1) fees, administration fees, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable

PSF Global Portfolio	0.75%	0.53%

PSF PGIM 50/50 Balanced Portfolio	0.55	0.55

PSF PGIM Ballast Portfolio	0.60	—	#

PSF PGIM Flexible Managed Portfolio	0.60	0.60

PSF PGIM Government Money Market Portfolio	0.30	0.30

PSF PGIM High Yield Bond Portfolio	0.55	0.51

PSF PGIM Jennison Blend Portfolio	0.45	0.44

PSF PGIM Jennison Growth Portfolio	0.60	0.59

PSF PGIM Jennison Value Portfolio	0.40	0.40

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	0.50	—	#

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	0.50	—	#

PSF PGIM Total Return Bond Portfolio	0.40	0.40

PSF Small-Cap Stock Index Portfolio	0.35	0.35

PSF Stock Index Portfolio	0.30% up to $4 billion
	0.25% over $ 4 billion	0.24

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Portfolio	Fee Waivers and/or Expense Limitations***

PSF Global Portfolio*	contractually waive 0.0465% through April 30, 2025; effective May 1, 2025, contractually limit expenses to 0.705% through June 30, 2026

PSF PGIM Ballast Portfolio	contractually limit expenses to 0.70% through June 30, 2027

PSF PGIM Flexible Managed Portfolio	contractually limit expenses to 0.62% through June 30, 2025

PSF PGIM High Yield Bond Portfolio	contractually limit expenses to 0.57% through June 30, 2026

PSF PGIM Jennison Blend Portfolio	effective April 12, 2025, contractually waive 0.012% through June 30, 2026

PSF PGIM Jennison Growth Portfolio	effective April 12, 2025, contractually waive 0.015% through June 30, 2026
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio**	contractually limit expenses to 0.60% through June 30, 2027
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio**	contractually limit expenses to 0.60% through June 30, 2027
PSF Stock Index Portfolio	voluntarily waive 0.03%

#	The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

*

The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other affiliated funds to the Portfolio due to the Portfolio’s investment in any such affiliated funds.

**	The Manager has contractually agreed to waive a portion of its investment management fee equal to the amount of acquired expenses as a result of investment in the affiliated Underlying ETFs.

*** For PSF PGIM 50/50 Balanced Portfolio, PSF PGIM Flexible Managed Portfolio and PSF PGIM Total Return Bond Portfolio, the Manager has contractually agreed to waive a portion of its investment management fee equal to the amount of the unitary management fee received from the affiliated ETFs due to Portfolios’ investments in any such affiliated ETFs.

The Series Fund, on behalf of the Portfolios, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I, Class II and Class III shares of the Portfolios. The Portfolios compensate PIMS for distributing and servicing the Portfolios’ Class II and Class III shares pursuant to a plan of distribution (the “Class II Plan” and “Class III Plan”, together, the Plans), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolios. Pursuant to the Plans, the Class II and Class III shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II and Class III shares.

The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolios. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the year ended December 31, 2025, brokerage commissions recaptured under these

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agreements was as follows:

Portfolio	Amount
PSF Global Portfolio	$85
PSF PGIM Jennison Growth Portfolio	70,662
PSF PGIM Jennison Value Portfolio	32,902

PIMS, PGIM Investments, PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the year ended December 31, 2025, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of Rule 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)

PSF Global Portfolio	$130,848	$186,682	$(96,906)

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Series Fund’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio,

B12

inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments

PSF Global Portfolio	$98,670

PSF PGIM 50/50 Balanced Portfolio	12,171

PSF PGIM Flexible Managed Portfolio	16,180
PSF PGIM Jennison Blend Portfolio	37,834
PSF PGIM Jennison Value Portfolio	5,793

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments

PSF Global Portfolio	$79,787

PSF PGIM 50/50 Balanced Portfolio	7,314

PSF PGIM Flexible Managed Portfolio	11,048
PSF PGIM Jennison Blend Portfolio	41,909

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended December 31, 2025, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales

PSF Global Portfolio	$1,181,142,865	$1,228,560,808

PSF PGIM 50/50 Balanced Portfolio	1,245,996,726	1,391,765,275

PSF PGIM Ballast Portfolio	2,217,607	—

PSF PGIM Flexible Managed Portfolio	5,509,088,680	5,858,875,468

PSF PGIM Government Money Market Portfolio	—	—

PSF PGIM High Yield Bond Portfolio	463,320,141	494,274,517

PSF PGIM Jennison Blend Portfolio	6,897,259,614	7,446,822,020

PSF PGIM Jennison Growth Portfolio	1,420,655,421	1,573,982,781

PSF PGIM Jennison Value Portfolio	725,156,753	710,450,928

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	543,692	75,576

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	673,657	115,623

PSF PGIM Total Return Bond Portfolio	2,207,720,602	2,090,212,814

PSF Small-Cap Stock Index Portfolio	346,916,609	370,000,422

PSF Stock Index Portfolio	259,092,561	216,053,962

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended December 31, 2025, is presented as follows:

PSF Global Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Jennison International Opportunities Fund

$ —	$ 36,693,111	$ 300,000	$ 3,218,894	$ 15,205	$ 39,627,210	1,140,680	$95,688	$—

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Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

PGIM Quant Solutions International Equity Fund

$ —	$ 49,116,512	$ 4,500,000	$ 6,522,957	$ 382,967	$ 51,522,436	5,372,517	$1,100,165		$3,683,658

PSF PGIM Jennison Growth Portfolio*

—	86,910,514	4,150,000	19,903,441	439,402	103,103,357	486,658	—		—

PSF PGIM Jennison Value Portfolio*

—	85,082,083	3,700,000	18,049,045	284,373	99,715,501	1,395,208	—		—

PSF Small-Cap Stock Index Portfolio*

—	21,687,291	2,100,000	4,250,978	106,963	23,945,232	358,033	—		—

$ —	$ 279,489,511	$ 14,750,000	$51,945,315	$1,228,910	$317,913,736		$1,195,853		$3,683,658
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)

1,788	20,292,592	20,294,380	—	—	—	—	9,504		—

PGIM Core Ultra Short Bond Fund(wa)

7,250,484	521,800,965	508,230,922	—	—	20,820,527	20,820,527	563,726		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)

37,675,153	458,890,450	484,213,584	(17,070)	17,502	12,352,451	12,359,867	37,925	(1)	—

$44,927,425	$1,000,984,007	$1,012,738,886	$ (17,070)	$ 17,502	$ 33,172,978		$611,155		$—

$44,927,425	$1,280,473,518	$1,027,488,886	$51,928,245	$1,246,412	$351,086,714		$1,807,008		$3,683,658

PSF PGIM 50/50 Balanced Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF

$ —	$54,028,882	$—	$(105,207)	$—	$ 53,923,675	1,051,964	$766,621		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)

—	476,826,034	160,416,848	—	—	316,409,186	316,409,186	4,050,339		—

PGIM Core Ultra Short Bond Fund(wa)

297,490,301	465,378,204	762,868,505	—	—	—	—	9,166,580		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wa)

38,595,179	391,340,881	385,454,820	(6,810)	7,760	44,482,190	44,508,895	55,221	(1)	—

$336,085,480	$1,333,545,119	$1,308,740,173	$(6,810)	$7,760	$360,891,376		$13,272,140		$—

$336,085,480	$1,387,574,001	$1,308,740,173	$(112,017)	$7,760	$414,815,051		$14,038,761		$—

PSF PGIM Ballast Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)

$—	$6,004,457	$5,304,406	$—	$—	$700,051	700,051	$14,839	$—

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PSF PGIM Flexible Managed Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ —	$ 63,123,180	$—	$(126,075)	$—	$62,997,105	1,228,972	$911,132		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)
—	604,397,844	310,553,098	—	—	293,844,746	293,844,746	3,932,159		—

PGIM Core Ultra Short Bond Fund (wa)
272,258,983	885,026,351	1,157,285,334	—	—	—	—	8,758,308		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (b)(wa)
96,075,965	1,083,332,225	1,080,432,162	(3,094)	8,662	98,981,596	99,041,020	97,454	(1)	—

$368,334,948	$2,572,756,420	$2,548,270,594	$(3,094)	$8,662	$392,826,342		$12,787,921		$—

$368,334,948	$2,635,879,600	$2,548,270,594	$(129,169)	$8,662	$455,823,447		$13,699,053		$—

PSF PGIM High Yield Bond Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$ —	$262,859,941	$252,965,483	$—	$—	$9,894,458	9,894,458	$304,766		$—

PGIM Core Ultra Short Bond Fund(wb)
19,820,827	137,816,405	157,637,232	—	—	—	—	198,690		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
38,595,002	149,878,666	166,601,867	(7,595)	7,770	21,871,976	21,885,107	76,631	(1)	—

$58,415,829	$550,555,012	$577,204,582	$(7,595)	$7,770	$31,766,434		$580,087		$—

PSF PGIM Jennison Blend Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$ —	$735,289,429	$680,233,112	$—	$—	$55,056,317	55,056,317	$1,035,269		$—

PGIM Core Ultra Short Bond Fund(wb)
37,074,843	454,229,976	491,304,819	—	—	—	—	1,006,921		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
226,393,605	2,960,828,250	2,936,872,258	(4,959)	(10,160)	250,334,478	250,484,769	213,216	(1)	—

$263,468,448	$4,150,347,655	$4,108,410,189	$(4,959)	$(10,160)	$305,390,795		$2,255,406		$—

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PSF PGIM Jennison Growth Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$ —	$ 508,861,985	$ 472,890,704	$—	$ —	$35,971,281	35,971,281	$529,711		$—

PGIM Core Ultra Short Bond Fund(wb)
50,056,889	483,828,235	533,885,124	—	—	—	—	1,251,137		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
24,284,011	681,542,673	667,870,594	—	4,580	37,960,670	37,983,461	51,154	(1)	—

$74,340,900	$1,674,232,893	$1,674,646,422	$—	$4,580	$73,931,951		$1,832,002		$—

PSF PGIM Jennison Value Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$ —	$ 216,490,960	$ 198,807,820	$ —	$ —	$17,683,140	17,683,140	$648,434		$—

PGIM Core Ultra Short Bond Fund(wb)
45,598,859	246,986,332	292,585,191	—	—	—	—	770,226		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
99,838,366	734,060,456	753,765,430	8,819	(2,833)	80,139,378	80,187,490	161,407	(1)	—

$145,437,225	$1,197,537,748	$1,245,158,441	$8,819	$(2,833)	$97,822,518		$1,580,067		$—

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM S&P 500 Buffer 12 ETF - January*
$—	$45,218	$ 6,341	$ 2,672	$ 72	$ 41,621	1,273	$—	$—

PGIM S&P 500 Buffer 12 ETF - February*
—	45,229	6,429	2,641	72	41,513	1,303	—	—

PGIM S&P 500 Buffer 12 ETF - March*
—	45,227	6,169	2,408	60	41,526	1,297	—	—

PGIM S&P 500 Buffer 12 ETF - April*
—	45,523	5,879	1,893	40	41,577	1,399	—	—

PGIM S&P 500 Buffer 12 ETF - May*
—	45,491	5,844	1,892	40	41,579	1,345	—	—

PGIM S&P 500 Buffer 12 ETF - June*
—	45,402	6,004	2,127	50	41,575	1,360	—	—

PGIM S&P 500 Buffer 12 ETF - July*
—	45,436	6,571	2,529	84	41,478	1,346	—	—

PGIM S&P 500 Buffer 12 ETF - August*

B16

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
$—	$ 45,077	$ 6,384	$ 2,697	$ 84	$ 41,474	1,333	$ —	$—

PGIM S&P 500 Buffer 12 ETF - September*
—	45,276	6,457	2,582	70	41,471	1,355	—	—

PGIM S&P 500 Buffer 12 ETF - October*
—	45,393	6,501	2,493	73	41,458	1,366	—	—

PGIM S&P 500 Buffer 12 ETF - November*
—	45,427	6,253	2,204	55	41,433	1,361	—	—

PGIM S&P 500 Buffer 12 ETF - December*
—	44,993	6,744	3,103	109	41,461	1,361	—	—

$—	$ 543,692	$ 75,576	$29,241	$809	$498,166		$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)
$—	$ 510,580	$509,490	$ —	$ —	$ 1,090	1,090	$218	$—

$—	$1,054,272	$585,066	$29,241	$809	$499,256		$218	$—

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM S&P 500 Buffer 20 ETF - January*
$—	$56,037	$ 9,590	$ 1,988	$ 47	$ 48,482	1,570	$ —	$—

PGIM S&P 500 Buffer 20 ETF - February*
—	56,115	9,825	2,067	46	48,403	1,590	—	—

PGIM S&P 500 Buffer 20 ETF - March*
—	56,179	9,628	1,873	40	48,464	1,589	—	—

PGIM S&P 500 Buffer 20 ETF - April*
—	56,159	9,247	1,505	29	48,446	1,672	—	—

PGIM S&P 500 Buffer 20 ETF - May
—	56,188	9,233	1,434	25	48,414	1,613	37	—

PGIM S&P 500 Buffer 20 ETF - June*
—	56,118	9,389	1,640	33	48,402	1,618	—	—

PGIM S&P 500 Buffer 20 ETF - July*
—	55,992	9,601	1,923	54	48,368	1,614	—	—

PGIM S&P 500 Buffer 20 ETF - August*
—	56,184	9,877	1,967	50	48,324	1,613	—	—

PGIM S&P 500 Buffer 20 ETF - September*
—	56,156	9,719	1,899	39	48,375	1,642	—	—

PGIM S&P 500 Buffer 20 ETF - October*
—	56,096	9,577	1,790	31	48,340	1,657	—	—

PGIM S&P 500 Buffer 20 ETF - November*
—	56,384	9,735	1,624	36	48,309	1,644	—	—

B17

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM S&P 500 Buffer 20 ETF - December*
$—	$ 56,049	$ 10,202	$ 2,365	$ 60	$ 48,272	1,638	$ —	$—

$—	$ 673,657	$115,623	$22,075	$490	$580,599		$ 37	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)
$—	$ 656,383	$650,177	$ —	$ —	$ 6,206	6,206	$222	$—

$—	$1,330,040	$765,800	$22,075	$490	$586,805		$259	$—

PSF PGIM Total Return Bond Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ —	$ 85,230,154	$ —	$(159,315)	$ —	$ 85,070,839	1,659,595	$1,269,542		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wa)
—	325,726,014	264,303,926	—	—	61,422,088	61,422,088	338,666		—

PGIM Core Ultra Short Bond Fund (wa)
33,254,976	518,100,722	551,355,698	—	—	—	—	1,827,013		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (b)(wa)

19,743,291	222,202,355	223,207,437	(2,894)	1,833	18,737,148	18,748,397	44,574	(1)	—

$52,998,267	$1,066,029,091	$1,038,867,061	$ (2,894)	$1,833	$ 80,159,236		$2,210,253		$—

$52,998,267	$1,151,259,245	$1,038,867,061	$(162,209)	$1,833	$165,230,075		$3,479,795		$—

PSF Small-Cap Stock Index Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$ —	$ 73,084,022	$ 63,083,775	$ —	$ —	$ 10,000,247	10,000,247	$166,356		$—

PGIM Core Ultra Short Bond Fund(wb)
2,896,448	57,678,067	60,574,515	—	—	—	—	73,875		—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)

295,066,421	1,143,438,560	1,038,493,791	9,253	8,385	400,028,828	400,268,989	512,724	(1)	—

$297,962,869	$1,274,200,649	$1,162,152,081	$9,253	$8,385	$410,029,075		$752,955		$—

B18

PSF Stock Index Portfolio

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wb)
$172,512,127	$ 383,329,551	$ 340,342,429	$ —	$ —	$215,499,249	215,499,249	$6,762,653		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)

335,061,665	2,886,778,737	2,888,766,442	25,172	(22,337)	333,076,795	333,276,761	360,029	(1)	—

$507,573,792	$3,270,108,288	$3,229,108,871	$25,172	$(22,337)	$548,576,044		$7,122,682		$—

*	Non-income producing security.
(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2025 are subject to such review.

7. Borrowings

The Series Fund, on behalf of the Portfolios, (excluding the PSF PGIM Government Money Market Portfolio), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios indicated below utilized the SCA during the year ended December 31, 2025. The average balance

B19

outstanding is for the number of days the Portfolios utilized the SCA.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at December 31, 2025

PSF Global Portfolio	$5,621,333	5.40%	3	$7,684,000	$—

PSF PGIM Jennison Blend Portfolio	2,714,000	5.44	2	3,035,000	—

PSF PGIM Jennison Growth Portfolio	1,259,143	4.96	7	1,636,000	—

PSF PGIM Jennison Value Portfolio	473,000	5.40	3	473,000	—

PSF Small-Cap Stock Index Portfolio	197,000	5.22	2	197,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios. The Portfolios offer Class I shares and certain Portfolios offer Class II and/or Class III shares. All share classes are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I and Class III shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Portfolios through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Portfolios to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of December 31, 2025, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
PSF Global Portfolio–Class I	13,753,557	100.0%
PSF Global Portfolio–Class III	24,609	100.0
PSF PGIM 50/50 Balanced Portfolio–Class I	57,060,664	100.0
PSF PGIM 50/50 Balanced Portfolio–Class III	239,395	100.0
PSF PGIM Ballast Portfolio–Class I	505,125	100.0
PSF PGIM Flexible Managed Portfolio–Class I	87,755,236	100.0
PSF PGIM Flexible Managed Portfolio–Class III	3,093,588	100.0
PSF PGIM Government Money Market Portfolio–Class I	101,631,032	98.0
PSF PGIM Government Money Market Portfolio–Class III	37,093,543	91.9
PSF PGIM High Yield Bond Portfolio–Class I	85,280,445	99.9
PSF PGIM High Yield Bond Portfolio–Class III	2,255,986	100.0
PSF PGIM Jennison Blend Portfolio–Class I	53,779,752	100.0
PSF PGIM Jennison Blend Portfolio–Class III	181,554	100.0
PSF PGIM Jennison Growth Portfolio–Class I	21,859,012	100.0
PSF PGIM Jennison Growth Portfolio–Class III	106,249	100.0
PSF PGIM Jennison Value Portfolio–Class I	28,430,553	100.0
PSF PGIM Jennison Value Portfolio–Class III	119,973	100.0
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio–Class III	47,409	100.0
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio–Class III	56,225	100.0
PSF PGIM Total Return Bond Portfolio–Class I	151,838,255	99.2
PSF PGIM Total Return Bond Portfolio–Class III	1,821,990	100.0
PSF Small-Cap Stock Index Portfolio–Class I	19,358,944	100.0

B20

Portfolio	Number of Shares	Percentage of Outstanding Shares
PSF Small-Cap Stock Index Portfolio–Class III	236,831	100.0%
PSF Stock Index Portfolio–Class I	60,229,117	100.0
PSF Stock Index Portfolio–Class III	459,276	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PSF Global Portfolio	2	95.5%
PSF PGIM 50/50 Balanced Portfolio	3	100.0
PSF PGIM Ballast Portfolio	1	99.9
PSF PGIM Flexible Managed Portfolio	3	100.0
PSF PGIM Government Money Market Portfolio	3	97.7
PSF PGIM High Yield Bond Portfolio	4	93.9
PSF PGIM Jennison Blend Portfolio	3	98.1
PSF PGIM Jennison Growth Portfolio	3	97.5
PSF PGIM Jennison Value Portfolio	2	89.6
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	2	100.0
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	2	100.0
PSF PGIM Total Return Bond Portfolio	3	99.2
PSF Small-Cap Stock Index Portfolio	3	98.2
PSF Stock Index Portfolio	3	100.0
Unaffiliated:
PSF Global Portfolio	—	—
PSF PGIM 50/50 Balanced Portfolio	—	—
PSF PGIM Ballast Portfolio	—	—
PSF PGIM Flexible Managed Portfolio	—	—
PSF PGIM Government Money Market Portfolio	—	—
PSF PGIM High Yield Bond Portfolio	—	—
PSF PGIM Jennison Blend Portfolio	—	—
PSF PGIM Jennison Growth Portfolio	—	—
PSF PGIM Jennison Value Portfolio	—	—
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	—	—
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	—	—
PSF PGIM Total Return Bond Portfolio	—	—
PSF Small-Cap Stock Index Portfolio	—	—
PSF Stock Index Portfolio	—	—

Transactions in shares of beneficial interest of the Portfolios were as follows:

PSF Global Portfolio

Share Class	Shares	Amount

Class I
Year ended December 31, 2025:
Portfolio shares sold	368,664	$25,543,680
Portfolio shares purchased	(1,160,583)	(79,721,278)

Net increase (decrease) in shares outstanding	(791,919)	$(54,177,598)

B21

Share Class	Shares	Amount

Year ended December 31, 2024:
Portfolio shares sold	279,165	$17,194,743
Portfolio shares purchased	(5,287,502)	(321,584,953)

Net increase (decrease) in shares outstanding	(5,008,337)	$(304,390,210)

Class III
Year ended December 31, 2025:
Portfolio shares sold	9,064	$615,163
Portfolio shares purchased	(5,727)	(417,222)

Net increase (decrease) in shares outstanding	3,337	$197,941

Year ended December 31, 2024:
Portfolio shares sold	4,505	$270,573
Portfolio shares purchased	(3,193)	(198,136)

Net increase (decrease) in shares outstanding	1,312	$72,437

PSF PGIM 50/50 Balanced Portfolio

Share Class	Shares	Amount

Class I
Year ended December 31, 2025:
Portfolio shares sold	446,659	$20,608,462
Portfolio shares purchased	(3,917,303)	(180,754,634)

Net increase (decrease) in shares outstanding	(3,470,644)	$(160,146,172)

Year ended December 31, 2024:
Portfolio shares sold	347,727	$14,799,280
Portfolio shares purchased	(4,477,604)	(187,626,063)

Net increase (decrease) in shares outstanding	(4,129,877)	$(172,826,783)

Class III

Year ended December 31, 2025:
Portfolio shares sold	52,070	$2,405,875
Portfolio shares purchased	(31,783)	(1,434,373)

Net increase (decrease) in shares outstanding	20,287	$971,502

Year ended December 31, 2024:
Portfolio shares sold	47,042	$1,996,069
Portfolio shares purchased	(21,223)	(881,020)

Net increase (decrease) in shares outstanding	25,819	$1,115,049

PSF PGIM Ballast Portfolio

Share Class	Shares	Amount

Class I

Period ended December 31, 2025*:
Portfolio shares sold	505,280	$5,057,979
Portfolio shares purchased	(155)	(1,694)

Net increase (decrease) in shares outstanding	505,125	$5,056,285

B22

*	Commencement of operations was June 18, 2025.

PSF PGIM Flexible Managed Portfolio

Share Class	Shares	Amount

Class I
Year ended December 31, 2025:
Portfolio shares sold	213,424	$11,689,497
Portfolio shares purchased	(5,985,222)	(320,733,770)
Net increase (decrease) in shares outstanding	(5,771,798)	$(309,044,273)

Year ended December 31, 2024:
Portfolio shares sold	162,587	$7,798,541
Portfolio shares purchased	(6,365,043)	(308,597,699)
Net increase (decrease) in shares outstanding	(6,202,456)	$(300,799,158)

Class III
Year ended December 31, 2025:
Portfolio shares sold	15,966	$866,712
Portfolio shares purchased	(993,452)	(52,236,967)
Net increase (decrease) in shares outstanding	(977,486)	$(51,370,255)

Year ended December 31, 2024:
Portfolio shares sold	13,324	$634,697
Portfolio shares purchased	(910,712)	(43,800,601)
Net increase (decrease) in shares outstanding	(897,388)	$(43,165,904)

PSF PGIM Government Money Market Portfolio

Share Class	Shares	Amount

Class I
Year ended December 31, 2025:
Portfolio shares sold	154,206,166	$1,542,061,662
Shares issued in reinvestment of dividends and distributions	4,319,825	43,198,250
Portfolio shares purchased	(159,277,186)	(1,592,771,858)
Net increase (decrease) in shares outstanding	(751,195)	$(7,511,946)

Year ended December 31, 2024:
Portfolio shares sold	107,943,838	$1,079,438,373
Shares issued in reinvestment of dividends and distributions	4,793,704	47,937,044
Portfolio shares purchased	(101,452,468)	(1,014,524,676)
Net increase (decrease) in shares outstanding	11,285,074	$112,850,741

Class III
Year ended December 31, 2025:
Portfolio shares sold	33,565,526	$335,655,263
Shares issued in reinvestment of dividends and distributions	1,336,629	13,366,292
Portfolio shares purchased	(27,690,457)	(276,904,572)
Net increase (decrease) in shares outstanding	7,211,698	$72,116,983

B23

Share Class	Shares	Amount

Year ended December 31, 2024:
Portfolio shares sold	32,636,748	$326,367,522
Shares issued in reinvestment of dividends and distributions	1,428,331	14,283,308
Portfolio shares purchased	(24,632,465)	(246,324,646)
Net increase (decrease) in shares outstanding	9,432,614	$94,326,184

PSF PGIM High Yield Bond Portfolio

Share Class	Shares	Amount

Class I
Year ended December 31, 2025:
Portfolio shares sold	35,297,847	$264,164,644
Portfolio shares purchased	(47,462,342)	(354,232,914)
Net increase (decrease) in shares outstanding	(12,164,495)	$(90,068,270)

Year ended December 31, 2024:
Portfolio shares sold	24,955,911	$179,615,048
Portfolio shares purchased	(4,949,564)	(34,081,342)
Net increase (decrease) in shares outstanding	20,006,347	$145,533,706

Class III
Year ended December 31, 2025:
Portfolio shares sold	511,516	$3,770,455
Portfolio shares purchased	(341,955)	(2,545,929)
Net increase (decrease) in shares outstanding	169,561	$1,224,526

Year ended December 31, 2024:
Portfolio shares sold	510,157	$3,534,326
Portfolio shares purchased	(299,862)	(2,043,667)
Net increase (decrease) in shares outstanding	210,295	$1,490,659

PSF PGIM Jennison Blend Portfolio

Share Class	Shares	Amount

Class I
Year ended December 31, 2025:
Portfolio shares sold	42,374	$5,676,035
Shares issued in merger	3,901,432	436,063,063
Portfolio shares purchased	(4,517,126)	(593,874,172)
Net increase (decrease) in shares outstanding	(573,320)	$(152,135,074)

Year ended December 31, 2024:
Portfolio shares sold	787,989	$98,055,848
Portfolio shares purchased	(4,410,496)	(497,779,783)
Net increase (decrease) in shares outstanding	(3,622,507)	$(399,723,935)

B24

Share Class	Shares	Amount

Class II
Year ended December 31, 2025:
Portfolio shares sold	24,144	$2,857,885
Shares issued in merger	115,096	12,378,593
Portfolio shares purchased	(91,358)	(11,782,723)
Net increase (decrease) in shares outstanding	47,882	$3,453,755

Year ended December 31, 2024:
Portfolio shares sold	20,329	$2,098,935
Portfolio shares purchased	(59,345)	(6,436,935)
Net increase (decrease) in shares outstanding	(39,016)	$(4,338,000)

Class III
Year ended December 31, 2025:
Portfolio shares sold	13,905	$1,779,163
Shares issued in merger	161,299	17,850,964
Portfolio shares purchased	(23,399)	(3,087,546)
Net increase (decrease) in shares outstanding	151,805	$16,542,581

Year ended December 31, 2024:
Portfolio shares sold	9,102	$1,004,689
Portfolio shares purchased	(7,723)	(885,519)
Net increase (decrease) in shares outstanding	1,379	$119,170

PSF PGIM Jennison Growth Portfolio

Share Class	Shares	Amount

Class I
Year ended December 31, 2025:
Portfolio shares sold	722,777	$128,283,895
Shares issued in merger	2,358,690	383,216,419
Portfolio shares purchased	(1,596,971)	(311,523,385)
Net increase (decrease) in shares outstanding	1,484,496	$199,976,929

Year ended December 31, 2024:
Portfolio shares sold	251,543	$42,124,512
Portfolio shares purchased	(1,508,516)	(251,038,412)
Net increase (decrease) in shares outstanding	(1,256,973)	$(208,913,900)

Class II
Year ended December 31, 2025:
Portfolio shares sold	2,734	$464,808
Shares issued in merger	405	61,519
Portfolio shares purchased	(9,958)	(1,824,069)
Net increase (decrease) in shares outstanding	(6,819)	$(1,297,742)

Year ended December 31, 2024:
Portfolio shares sold	6,272	$984,769
Portfolio shares purchased	(19,239)	(2,862,851)
Net increase (decrease) in shares outstanding	(12,967)	$(1,878,082)

B25

Share Class	Shares	Amount

Class III
Year ended December 31, 2025:
Portfolio shares sold	22,067	$4,217,138
Shares issued in merger	18,076	2,907,749
Portfolio shares purchased	(22,145)	(4,219,535)

Net increase (decrease) in shares outstanding	17,998	$2,905,352

Year ended December 31, 2024:
Portfolio shares sold	22,047	$3,697,865
Portfolio shares purchased	(20,554)	(3,397,927)

Net increase (decrease) in shares outstanding	1,493	$299,938

PSF PGIM Jennison Value Portfolio

Share Class	Shares	Amount

Class I
Year ended December 31, 2025:
Portfolio shares sold	1,826,603	$109,349,684
Portfolio shares purchased	(2,407,015)	(156,010,022)

Net increase (decrease) in shares outstanding	(580,412)	$(46,660,338)

Year ended December 31, 2024:
Portfolio shares sold	556,919	$33,453,172
Portfolio shares purchased	(2,280,577)	(129,493,904)

Net increase (decrease) in shares outstanding	(1,723,658)	$(96,040,732)

Class II
Year ended December 31, 2025:
Portfolio shares sold	1,325	$83,756
Portfolio shares purchased	(20,773)	(1,252,226)

Net increase (decrease) in shares outstanding	(19,448)	$(1,168,470)

Year ended December 31, 2024:
Portfolio shares sold	17,504	$960,217
Portfolio shares purchased	(22,722)	(1,244,469)

Net increase (decrease) in shares outstanding	(5,218)	$(284,252)

Class III
Year ended December 31, 2025:
Portfolio shares sold	45,142	$2,856,337
Portfolio shares purchased	(14,577)	(947,843)

Net increase (decrease) in shares outstanding	30,565	$1,908,494

Year ended December 31, 2024:
Portfolio shares sold	32,853	$1,930,812
Portfolio shares purchased	(10,191)	(581,405)

Net increase (decrease) in shares outstanding	22,662	$1,349,407

B26

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio

Share Class	Shares	Amount

Class III
Period ended December 31, 2025*:
Portfolio shares sold	47,912	$494,365
Portfolio shares purchased	(503)	(5,392)
Net increase (decrease) in shares outstanding	47,409	$488,973

*	Commencement of operations was June 18, 2025.

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio

Share Class	Shares	Amount

Class III
Period ended December 31, 2025*:
Portfolio shares sold	61,024	$629,491
Portfolio shares purchased	(4,799)	(50,311)
Net increase (decrease) in shares outstanding	56,225	$579,180

*	Commencement of operations was June 18, 2025.

PSF PGIM Total Return Bond Portfolio

Share Class	Shares	Amount

Class I
Year ended December 31, 2025:
Portfolio shares sold	5,819,089	$89,322,916
Shares issued in merger	9,876,693	149,140,462
Portfolio shares purchased	(15,459,822)	(239,215,120)
Net increase (decrease) in shares outstanding	235,960	$(751,742)

Year ended December 31, 2024:
Portfolio shares sold	61,951,148	$909,477,675
Portfolio shares purchased	(6,840,158)	(99,329,584)
Net increase (decrease) in shares outstanding	55,110,990	$810,148,091

Class III
Year ended December 31, 2025:
Portfolio shares sold	568,331	$8,620,938
Shares issued in merger	281,084	4,202,210
Portfolio shares purchased	(317,452)	(4,801,826)
Net increase (decrease) in shares outstanding	531,963	$8,021,322

Year ended December 31, 2024:
Portfolio shares sold	560,844	$8,096,505
Portfolio shares purchased	(206,994)	(3,003,002)

Net increase (decrease) in shares outstanding	353,850	$5,093,503

B27

PSF Small-Cap Stock Index Portfolio

Share Class	Shares	Amount

Class I
Year ended December 31, 2025:
Portfolio shares sold	989,976	$58,517,009
Portfolio shares purchased	(1,505,621)	(93,737,886)
Net increase (decrease) in shares outstanding	(515,645)	$(35,220,877)

Year ended December 31, 2024:
Portfolio shares sold	652,173	$39,342,576
Portfolio shares purchased	(1,622,261)	(97,217,951)
Net increase (decrease) in shares outstanding	(970,088)	$(57,875,375)

Class III
Year ended December 31, 2025:
Portfolio shares sold	62,280	$3,823,992
Portfolio shares purchased	(33,939)	(2,049,727)
Net increase (decrease) in shares outstanding	28,341	$1,774,265

Year ended December 31, 2024:
Portfolio shares sold	44,617	$2,720,308
Portfolio shares purchased	(29,593)	(1,773,272)
Net increase (decrease) in shares outstanding	15,024	$947,036

PSF Stock Index Portfolio

Share Class	Shares	Amount

Class I
Year ended December 31, 2025:
Portfolio shares sold	2,617,298	$401,971,366
Portfolio shares purchased	(2,807,908)	(426,924,049)
Net increase (decrease) in shares outstanding	(190,610)	$(24,952,683)

Year ended December 31, 2024:
Portfolio shares sold	2,875,979	$383,089,791
Portfolio shares purchased	(6,214,627)	(874,260,401)
Net increase (decrease) in shares outstanding	(3,338,648)	$(491,170,610)

Class III
Year ended December 31, 2025:
Portfolio shares sold	101,730	$15,334,888
Portfolio shares purchased	(42,474)	(6,213,910)
Net increase (decrease) in shares outstanding	59,256	$9,120,978

Year ended December 31, 2024:
Portfolio shares sold	91,909	$12,193,864
Portfolio shares purchased	(44,045)	(5,772,005)
Net increase (decrease) in shares outstanding	47,864	$6,421,859

B28

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	PSF Global Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Ballast Portfolio	PSF PGIM Flexible Managed Portfolio	PSF PGIM Government Money Market Portfolio
Active Trading	–	–	X	–	–
Adjustable and Floating-Rate Securities	–	–	–	–	X
Asset-Backed and/or Mortgage-Backed Securities	–	X	–	X	–
Blend Style	X	–	–	X	–
Buffered Loss	–	–	–	–	–
Cap Change	–	–	–	–	–
Capped Upside	–	–	–	–	–
Collateralized Debt Obligations (CDO)	–	X	–	X	–
Counterparty	–	–	X	–	–
Covenant-Lite	–	–	–	–	–
Credit	–	X	–	X	X
Currency	–	X	–	X	–
Derivatives	–	X	X	X	–
Dollar Roll Transactions	–	–	–	–	–
Emerging Markets	–	–	–	–	–
Equity and Equity-Related Securities	–	X	–	X	–
Equity Securities	X	X	X	X	–
Exchange-Traded Funds (ETF)	X	–	X	–	–
Expense	X	X	–	X	X
Fixed Income Securities	–	X	X	X	X
FLEX Options	–	–	–	–	–
FLEX Options Trading	–	–	–	–	–
FLEX Options Valuation	–	–	–	–	–
Focus	X	–	–	–	–
Foreign Investment	X	X	–	X	–
Fund of Funds	X	–	–	–
Futures and Forward Contracts	–	–	X	–
High Yield	–	X	–	X	–
Index Tracking	–	X	–	–	–
Interest Rate	–	X	X	X	X
Investment Program	–	–	X	–	–
Investment Style	X	–	–	–	–
Large Capitalization Companies	–	–	–	–	–
Large Company	X	X	–	X	–
Large Shareholder and Large Scale Redemption	–	–	X	–	–
Leverage	–	–	X	–	–
Liquidity and Valuation	X	X	X	X	–
Loan	–	X	–	X	–
Market and Management	X	X	X	X	X
Mid-Sized Company	X	–	–	X	–
New/Small Portfolio	–	–	X	–	–

B29

Risks	PSF Global Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Ballast Portfolio	PSF PGIM Flexible Managed Portfolio	PSF PGIM Government Money Market Portfolio
Non-Diversification	–	–	X	–	–
Portfolio Turnover	–	–	–	X	–
Prepayment or Call	–	X	–	X	X
Quantitative Model	X	–	X	X	–
Real Estate	–	–	–	–	–
Regulatory	X	X	X	X	X
Reverse Repurchase Agreement	–	–	–	–	–
Short Sale	–	–	X	X	–
Small Sized Company	–	–	–	–	–
Target Outcome Period	–	–	–	–	–
Underlying ETF and SPY	–	–	–	–	–
US Government Securities	–	–	X	X	X
Yield	–	–	–	–	X

Risks	PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio
Active Trading	–	–	–	–
Adjustable and Floating-Rate Securities	–	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	–	–
Blend Style	–	X	–	–
Buffered Loss	–	–	–	–
Cap Change	–	–	–	–
Capped Upside	–	–	–	–
Collateralized Debt Obligations (CDO)	X	–	–	–
Counterparty	–	–	–	–
Covenant-Lite	–	–	–	–
Credit	X	X	–	X
Currency	X	–	–	X
Derivatives	X	–	–	–
Dollar Roll Transactions	X	–	–	–
Emerging Markets	X	–	–	–
Equity and Equity-Related Securities	X	–	–	–
Equity Securities	–	X	X	X
Exchange-Traded Funds (ETF)	–	–	–	–
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
FLEX Options	–	–	–	–
FLEX Options Trading	–	–	–	–
FLEX Options Valuation	–	–	–	–
Focus	–	–	–	–
Foreign Investment	X	X	X	X
Fund of Funds	–	–	–	–
Futures and Forward Contracts	–	–	–	–

B30

Risks	PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio
High Yield	X	X	X	–
Index Tracking	–	–	–	–
Interest Rate	X	X	–	X
Investment Program	–	–	–	–
Investment Style	–	–	X	X
Large Capitalization Companies	–	–	–	–
Large Company	–	X	X	X
Large Shareholder and Large Scale Redemption	–	–	–	–
Leverage	X	–	–	–
Liquidity and Valuation	X	–	X	X
Loan	X	–	–	–
Market and Management	X	X	X	X
Mid-Sized Company	–	X	–	–
New/Small Portfolio	–	–	–	–
Non-Diversification	–	–	–	–
Portfolio Turnover	–	–	–	–
Prepayment or Call	X	X	–	X
Quantitative Model	–	–	–	–
Real Estate	–	–	–	X
Regulatory	X	X	X	X
Reverse Repurchase Agreement	X	–	–	–
Short Sale	X	–	–	–
Small Sized Company	–	X	–	X
Target Outcome Period	–	–	–	–
Underlying ETF and SPY	–	–	–	–
US Government Securities	–	–	X	–
Yield	–	–	–	–

Risks	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Stock Index Portfolio
Active Trading	–	–	–	–	–
Adjustable and Floating-Rate Securities	–	–	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	X	–	–
Blend Style	–	–	–	–	–
Buffered Loss	X	X	–	–	–
Cap Change	X	X	–	–	–
Capped Upside	X	X	–	–	–
Collateralized Debt Obligations (CDO)	–	–	X	–	–
Counterparty	X	X	–	–	–
Covenant-Lite	–	–	X	–	–
Credit	–	–	X	–	–

B31

Risks	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Stock Index Portfolio
Currency	–	–	X	–	–
Derivatives	–	–	X	–	–
Dollar Roll Transactions	–	–	X	–	–
Emerging Markets	–	–	–	–	–
Equity and Equity-Related Securities	X	X	X	–	–
Equity Securities	–	–	–	X	X
Exchange-Traded Funds (ETF)	X	X	–	–	–
Expense	–	–	X	X	X
Fixed Income Securities	–	–	X	–	–
FLEX Options	X	X	–	–	–
FLEX Options Trading	X	X	–	–	–
FLEX Options Valuation	X	X	–	–	–
Focus	–	–	–	–	–
Foreign Investment	–	–	X	–	–
Fund of Funds	–	–	–	–	–
Futures and Forward Contracts	–	–	–	–	–
High Yield	–	–	X	–	–
Index Tracking	–	–	–	X	X
Interest Rate	–	–	X	–	–
Investment Program	–	–	–	–	–
Investment Style	–	–	–	–	–
Large Capitalization Companies	X	X	–	–	–
Large Company	–	–	–	–	X
Large Shareholder and Large Scale Redemption	X	X	–	–	–
Leverage	–	–	X	–	–
Liquidity and Valuation	–	–	X	X	X
Loan	–	–	X	–	–
Market and Management	X	X	X	X	X
Mid-Sized Company	–	–	–	–	–
New/Small Portfolio	X	X	–	–	–
Non-Diversification	–	–	–	–	–
Portfolio Turnover	X	X	X	–	–
Prepayment or Call	–	–	X	–	–
Quantitative Model	–	–	–	–	–
Real Estate	–	–	–	–	–
Regulatory	–	–	X	X	X
Reverse Repurchase Agreement	–	–	X	–	–
Short Sale	–	–	X	–	–
Small Sized Company	–	–	–	X	–
Target Outcome Period	X	X	–	–	–
Underlying ETF and SPY	X	X	–	–	–
US Government Securities	–	–	–	–	–
Yield	–	–	–	–	–

Active Trading Risk: The Portfolio actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high

B32

portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Adjustable and floating rate securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, adjustable and floating-rate securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline. Adjustable and floating-rate securities are also subject to credit risk, market risk, and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Buffered Loss Risk: There can be no guarantee that the Portfolio will provide downside protection against SPY losses. The buffer is only provided by the Underlying ETFs and the Portfolio itself does not provide any stated buffer against losses. The Portfolio likely will not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Portfolio does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. Each Underlying ETF’s strategy seeks to deliver returns that match the price return of SPY (up to the cap), while limiting downside losses, if shares are bought on the first day of a Target Outcome Period and held until the end of that Target Outcome Period. To the extent the Portfolio acquires shares of the Underlying ETFs in connection with creations of new shares of the Portfolio and during each quarterly rebalancing, the Portfolio typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, to the extent the Portfolio disposes of shares of the Underlying ETFs in connection with redemptions of shares of the Portfolio and during each quarterly rebalancing, any such dispositions typically will not occur on the last day of a Target Outcome Period. In the event that the Portfolio acquires shares after the first day of a Target Outcome Period or disposes of shares prior to the end of a Target Outcome Period, the buffer that the Underlying ETF seeks to provide may not be available. If the Portfolio purchases Underlying ETF shares during a Target Outcome Period at a time when the Underlying ETF has decreased in value by 12% or 20% (as applicable) or more from the value of the Underlying ETF on the first day of the Target Outcome Period (the “Initial Underlying ETF Value”), the buffer protection received by the Portfolio from its investments in the Underlying ETF will essentially be zero (meaning the Portfolio can lose its entire investment). If the Portfolio purchases Underlying ETF shares at a time when the Underlying ETF has decreased in value by less than 12% or 20% (as applicable) from the Initial Underlying ETF Value, the Underlying ETF’s buffer protection received by the Portfolio from its investments in the Underlying ETF will be reduced by the difference between the Initial Underlying ETF Value and the NAV of the Underlying ETF on the date the Portfolio purchases the shares.

Cap Change Risk: A new cap for an Underlying ETF is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

B33

Capped Upside Risk: Each Underlying ETF’s strategy seeks to provide returns that match the price return of SPY for shares acquired on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. Because the Portfolio will acquire shares of the Underlying ETFs in connection with creations of new shares of the Portfolio and during each quarterly rebalance, the Portfolio typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Portfolio will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Portfolio and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event that the Portfolio acquires Underlying ETF shares after the first day of a Target Outcome Period and the Underlying ETF has risen in value to a level near or at the cap (because the Portfolio’s potential gain will be limited to the difference between the Underlying ETF’s NAV on the date the Portfolio purchases Underlying ETF shares and the cap), there may be little or no ability for the Portfolio to experience an investment gain on those Underlying ETF shares; however, the Portfolio will remain vulnerable to downside risks. This could be true for all of the Underlying ETFs held by the Portfolio at a certain point in time severely limiting the Portfolio’s ability to participate in gains during that time. If SPY experiences gains during a Target Outcome Period, an Underlying ETF will not participate in those gains beyond the cap. If the Portfolio buys Underlying ETF shares when the price exceeds the cap, the Portfolio will not experience any gain in respect of those Underlying ETF shares regardless of the performance of SPY.

Collateralized Debt Obligations (CDO) Risk: The risks of an investment in a CDO, which can include collateralized loan obligations (CLOs), depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. Investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Portfolio may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Counterparty Risk: Underlying ETF transactions involving a counterparty (including derivatives) are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Underlying ETF. The Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Underlying ETF could suffer significant losses.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite,” which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

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Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Dollar Roll Transactions Risk: Dollar rolls involve the sale by a Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar—but not necessarily the same—security at a set price and date in the future. In a dollar roll, the Portfolio takes the risk that: (i) the market price of the mortgage-backed securities will drop below their future repurchase price; (ii) the securities that it repurchases at a later date will have less favorable market characteristics; (iii) the other party to the agreement will not be able to perform; (iv) the roll adds leverage to the Portfolio; and (v) the roll increases the Portfolio’s sensitivity to interest rate changes. In addition, investments in dollar rolls may increase the portfolio turnover rate of the Portfolio.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: From time to time, the Portfolio may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. The value of a particular equity or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

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Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

FLEX Options Risk: The Underlying ETFs invest in FLEX Options. When an Underlying ETF purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Underlying ETF were permitted to expire without being sold or exercised, its premium would represent a loss to the Underlying ETF. To the extent that the Underlying ETF writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Underlying ETF, and, in turn, the Portfolio could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options, Underlying ETF shares, and, in turn, Portfolio shares and result in the Portfolio being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Underlying ETF’s counterparty is the OCC, rather than a bank or broker. Since the Underlying ETF is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Underlying ETF will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Underlying ETF will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Underlying ETF with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Underlying ETF’s clearing member. There is a risk that the assets of the Underlying ETF might not be fully protected in the event of a clearing member’s default and the Underlying ETF would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Therefore, the Underlying ETF could experience significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Underlying ETF.

FLEX Options Valuation Risk: The FLEX Options held by the Underlying ETFs will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the SPY. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the SPY. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the SPY’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by an Underlying ETF typically do not increase or decrease at the same rate as the SPY’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Underlying ETF’s NAV (and, in turn, the Portfolio’s NAV) may not increase or decrease at the same rate as the SPY’s share price.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities

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of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

Futures and Forward Contracts Risk: In the event the market value of portfolio holdings correlated with a futures contract increases rather than decreases, the Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract. Additionally, in the event that such securities decline in value or the Portfolio determines not to complete an anticipatory hedge transaction relating to a futures contract, the Portfolio may realize a loss relating to the futures position.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield securities” or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Index Tracking Risk: The Portfolio’s ability to track the performance and/or holdings and weightings of an index with a high degree of correlation may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance.

Investment Program Risk: In pursuing its investment program, the Portfolio seeks to reduce volatility over a full market cycle, including by limiting Portfolio losses relative to the broader market. The subadviser may not be successful in limiting volatility and there is a risk that the Portfolio will experience losses consistent with, or greater than, the equity market during a market downturn. In addition, the Portfolio’s strategy of using options to capture market upside will limit the returns of the Portfolio during periods in which the market is rising, particularly during periods of rapid appreciation, and the Portfolio may not experience investment gains comparable to the broader market. The Portfolio may not be able to enter into, or close out, options transactions at times or in quantities the subadviser believes necessary to accomplish the Portfolio’s investment strategy. Because the Portfolio’s strategy to limit volatility involves buying and selling options on one or more broad market indexes or financial instruments that seek to replicate or approximate the return of such an index, the Portfolio will incur additional costs in the form of options premiums that an investor would not incur investing directly in the securities of an index

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or in a fund that tracks the index directly, which costs will reduce the Portfolio’s returns. In addition, the Portfolio will forgo the opportunity to benefit fully from potential increases in value if the value of the instrument underlying an option rises above its strike price. Moreover, if the strike price of a purchased option is higher than the value of the underlying instrument at expiration, the option will expire worthless and the Portfolio will lose the premium paid for the option without a corresponding benefit.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Large Capitalization Companies Risk: SPY invests in the securities of large capitalization companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Underlying ETF’s, and, in turn, the Portfolio’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Portfolio’s shares. There is no requirement that these entities maintain their investment in the Portfolio. There is a risk that such large shareholders or that the Portfolio’s shareholders generally may redeem all or a substantial portion of their investments in the Portfolio in a short period of time, which could have a significant negative impact on the Portfolio’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Portfolio’s ability to implement its investment strategy. The Portfolio’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Portfolio may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Loan Risk: A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations, and junior loans can involve a higher degree of risk than more senior loans. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not

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be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a portfolio manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, including the threat of or actual imposition of tariffs, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can disrupt the operations of the Portfolio and its services providers, adversely affect the liquidity and volatility of investments held by the Portfolio, and negatively impact the Portfolio’s performance. There is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

New/Small Portfolio Risk: The Portfolio recently commenced operations and has a limited operating history. As a new and relatively small fund, the Portfolio’s performance may not represent how the Portfolio is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Portfolio is new, an active secondary market for the shares of the Portfolio may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Portfolio, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Portfolio shares. These large shareholders may also loan or sell all or a portion of their Portfolio shares, which may result in increasing concentration of Portfolio shares in a small number of holders, and the potential for large redemptions, decreases in Portfolio assets and increased expenses for remaining shareholders.

Non-Diversification Risk: The Portfolio is a non-diversified portfolio, and therefore, it can invest in fewer individual companies than a diversified portfolio. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Portfolio may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon

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expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the Commodity Futures Trading Commission (the CFTC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Reverse Repurchase Agreement Risk: Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of a Portfolio’s assets. The use of reverse repurchase agreements is a form of leverage because the proceeds derived from reverse repurchase agreements may be invested in additional securities.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security will increase during the time the Portfolio has borrowed the security and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Target Outcome Period Risk: Each Underlying ETF’s investment strategy is designed to deliver returns that match the price return of SPY if shares are bought on the day on which the Underlying ETF enters into the FLEX Options (i.e., the first day of a Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period subject to the cap. Because the Portfolio will acquire shares of the Underlying ETFs in connection with creations of new shares of the Portfolio and during each quarterly rebalance, the Portfolio typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Portfolio will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Portfolio and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event the Portfolio acquires shares of an underlying ETF after the first day of a Target Outcome Period or disposes of shares prior to the expiration of the Target Outcome Period, the value of the Portfolio’s investment in Underlying ETF shares may not be buffered against a decline in the value of SPY and may not participate in a gain in the value of SPY for the Portfolio’s investment period.

Underlying ETF and SPY Risk: The value of an investment in the Portfolio will be related, to a degree, to the investment performance of the Underlying ETFs, and, in turn, SPY. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETFs will also expose the Fund to a pro rata portion of the Underlying ETFs’ fees and expenses. The fluctuating value of the FLEX Options will affect the Underlying ETFs’ value, and, in turn, Portfolio’s value.

The Portfolio intends to generally rebalance its portfolio to equal weight (i.e., 81/3% per Underlying ETF) quarterly, in connection with the reset of each Underlying ETF. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Portfolio having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Portfolio’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures.

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US Government Securities Risk: US Government securities may be adversely affected by changes in interest rates, a default by, or further downgrades in the credit quality rating of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

10. Reorganization

On November 20, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF Natural Resources Portfolio (the “Merged Portfolio”) for shares of PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on March 25, 2025 and the reorganization took place at the close of business on April 11, 2025.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

PSF Natural Resources Portfolio	$456,488,035	$427,605,605

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 11, 2025:

Merged Portfolio	Class	Shares

PSF Natural Resources Portfolio	I	10,429,511

	II	314,012

	III	430,686

Acquiring Portfolio	Class	Shares	Value

PSF PGIM Jennison Blend Portfolio	I	3,901,432	$436,063,063

	II	115,096	12,378,593

	III	161,299	17,850,964

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Class	Unrealized Appreciation on Investments	Net Assets

PSF Natural Resources Portfolio	I	$27,009,993	$436,063,063

	II	766,738	12,378,593

	III	1,105,699	17,850,964

Acquiring Portfolio	Class	Net Assets

PSF PGIM Jennison Blend Portfolio	I	$5,924,463,298

	II	40,384,169

	III	3,239,982

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of

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operations for the year ended December 31, 2025 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
PSF PGIM Jennison Blend Portfolio	$57,274,297	$1,236,489,326	$1,293,763,623

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: PSF Natural Resources Portfolio $2,924,758.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: PSF Natural Resources Portfolio $(33,475,601).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 11, 2025.

On November 20, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF Mid-Cap Growth Portfolio (the “Merged Portfolio”) for shares of PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on March 25, 2025 and the reorganization took place at the close of business on April 11, 2025.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

PSF Mid-Cap Growth Portfolio	$362,475,930	$348,969,025

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 11, 2025:

Merged Portfolio	Class	Shares

PSF Mid-Cap Growth Portfolio	I	13,968,565

	II	2,447

	III	107,032

Acquiring Portfolio	Class	Shares	Value

PSF PGIM Jennison Growth Portfolio	I	2,358,690	$383,216,419

	II	405	61,519

	III	18,076	2,907,749

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Class	Unrealized Appreciation on Investments	Net Assets

PSF Mid-Cap Growth Portfolio	I	$13,403,054	$383,216,419

	II	2,152	61,519

	III	101,699	2,907,749

B42

Acquiring Portfolio	Class	Net Assets

PSF PGIM Jennison Growth Portfolio	I	$3,246,662,074

	II	11,740,388

	III	13,679,783

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2025 would have been as follows:

Acquiring Portfolio	Net investment loss (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

PSF PGIM Jennison Growth Portfolio	$(6,212,163)	$605,974,145	$599,761,982

(a)

Net investment loss as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: PSF Mid-Cap Growth Portfolio $71,309.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio pre-merger as follows: PSF Mid-Cap Growth Portfolio ($58,558,428).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 11, 2025.

On November 20, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF PGIM Government Income Portfolio (the “Merged Portfolio”) for shares of PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on March 25, 2025 and the reorganization took place at the close of business on April 25, 2025.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

PSF PGIM Government Income Portfolio	$152,012,858	$157,884,175

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 25, 2025:

Merged Portfolio	Class	Shares

PSF PGIM Government Income Portfolio	I	11,211,293

	III	318,973

Acquiring Portfolio	Class	Shares	Value

PSF PGIM Total Return Bond Portfolio	I	9,876,693	$149,140,462

	III	281,084	4,202,210

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Class	Unrealized Depreciation on Investments	Net Assets

PSF PGIM Government Income Portfolio	I	$(5,710,420)	$149,140,462

B43

Merged Portfolio	Class	Unrealized Depreciation on Investments	Net Assets

	III	$ (160,897)	$ 4,202,210

Acquiring Portfolio	Class	Net Assets

PSF PGIM Total Return Bond Portfolio	I	$2,269,165,585

	III	20,006,517

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2025 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

PSF PGIM Total Return Bond Portfolio	$119,859,962	$66,978,726	$186,838,688

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: PSF PGIM Government Income Portfolio $1,733,515.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: PSF PGIM Government Income Portfolio $3,422,526.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 25, 2025.

11. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Portfolios adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) -Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Portfolios did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

12. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of December 31, 2025.

B44

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Prudential Series Fund and Shareholders of PSF Global Portfolio, PSF PGIM 50/50 Balanced Portfolio, PSF PGIM Ballast Portfolio, PSF PGIM Flexible Managed Portfolio, PSF PGIM Government Money Market Portfolio, PSF PGIM High Yield Bond Portfolio, PSF PGIM Jennison Blend Portfolio, PSF PGIM Jennison Growth Portfolio, PSF PGIM Jennison Value Portfolio, PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio, PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio, PSF PGIM Total Return Bond Portfolio, PSF Small-Cap Stock Index Portfolio and PSF Stock Index Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios listed in the table below (constituting The Prudential Series Fund, hereafter collectively referred to as the “Portfolios”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios listed in the table below as of December 31, 2025, the results of each of their operations and the changes in each of their net assets, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PSF Global Bond Portfolio (1)	PSF PGIM Jennison Growth Portfolio (1)
PSF PGIM 50/50 Balanced Portfolio (1)	PSF PGIM Jennison Value Portfolio (1)
PSF PGIM Ballast Portfolio (2)	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio (2)
PSF PGIM Flexible Managed Portfolio (1)	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio (2)
PSF PGIM Government Money Market Portfolio (1)	PSF PGIM Total Return Bond Portfolio (1)
PSF PGIM High Yield Bond Portfolio (1)	PSF Small-Cap Stock Index Portfolio (1)
PSF PGIM Jennison Blend Portfolio (1)	PSF Stock Index Portfolio (1)

(1)	Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024
(2)	Statement of operations and statement of changes in net assets for the period June 18, 2025 (commencement of operations) through December 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, issuers of privately held securities, agent banks and brokers; when replies were not received from transfer agents, issuers of privately held securities, agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 20, 2026

We have served as the auditor of one or more investment companies in the Prudential Insurance Portfolios complex since 2020.

C1

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies.

For the year ended December 31, 2025, the following matters were submitted to vote of shareholders of certain open-end management investment companies. Specifically:

At a special meeting of shareholders of the PSF Mid-Cap Growth Portfolio held on March 25, 2025, shareholders of the PSF Mid-Cap Growth Portfolio approved the reorganization of the PSF Mid-Cap Growth Portfolio into the PSF PGIM Jennison Growth Portfolio, each a series of The Prudential Series Fund.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld
12,506,624.224	1,006,714.246	573,435.293

At a special meeting of shareholders of the PSF Natural Resources Portfolio held on March 25, 2025, shareholders of the PSF Natural Resources Portfolio approved the reorganization of the PSF Natural Resources Portfolio into the PSF PGIM Jennison Blend Portfolio, each a series of The Prudential Series Fund.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld
10,106,590.707	724,736.432	687,983.333

At a special meeting of shareholders of the PSF PGIM Government Income Portfolio held on March 25, 2025, shareholders of the PSF PGIM Government Income Portfolio approved the reorganization of the PSF PGIM Government Income Portfolio into the PSF PGIM Total Return Bond Portfolio, each a series of The Prudential Series Fund.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld
9,822,716.057	387,356.114	755,972.151

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  The Prudential Series Fund

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Allen
Kenneth Allen
President and Principal Executive Officer

Date:	February 20, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer
(Principal Financial Officer)

Date:	February 20, 2026